UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Balanced-Risk Allocation Fund
Class A: ABRZX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class A)	$137	1.32%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 6.83%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class A) —including sales charge	1.00%	3.23%	3.76%
Invesco Balanced-Risk Allocation Fund (Class A) —excluding sales charge	6.83%	4.41%	4.35%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-AR-A
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class C: ABRCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class C)	$213	2.07%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 6.11%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class C) —including sales charge	5.17%	3.64%	3.72%
Invesco Balanced-Risk Allocation Fund (Class C) —excluding sales charge	6.11%	3.64%	3.72%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-AR-C
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R: ABRRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R)	$162	1.57%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 6.47%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R)	6.47%	4.12%	4.08%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-AR-R
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class Y: ABRYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class Y)	$111	1.07%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 7.05%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class Y)	7.05%	4.66%	4.61%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-AR-Y
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R5: ABRIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R5)	$107	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 7.12%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R5)	7.12%	4.71%	4.66%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-AR-R5
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R6: ALLFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R6)	$99	0.96%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 7.28%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R6)	7.28%	4.78%	4.73%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-AR-R6
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class A: BRCAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class A)	$139	1.31%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.77%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class A) —including sales charge	6.59%	10.62%	4.30%
Invesco Balanced-Risk Commodity Strategy Fund (Class A) —excluding sales charge	12.77%	11.89%	4.89%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-AR-A
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class C: BRCCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class C)	$218	2.06%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 12.08%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class C) —including sales charge	11.08%	11.06%	4.26%
Invesco Balanced-Risk Commodity Strategy Fund (Class C) —excluding sales charge	12.08%	11.06%	4.26%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-AR-C
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R: BRCRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	$166	1.56%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 12.40%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	12.40%	11.59%	4.65%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-AR-R
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class Y: BRCYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	$113	1.06%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 13.03%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	13.03%	12.18%	5.16%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-AR-Y
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R5: BRCNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	$112	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.95%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	12.95%	12.14%	5.19%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-AR-R5
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R6: IBRFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	$112	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 13.08%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	13.08%	12.16%	5.21%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-AR-R6
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Core Bond Fund
Class A: OPIGX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class A)	$70	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 5.68%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class A) —including sales charge	1.21%	-1.25%	1.52%
Invesco Core Bond Fund (Class A) —excluding sales charge	5.68%	-0.40%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Total Return Bond Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-AR-A
Invesco Core Bond Fund

Invesco Core Bond Fund
Class C: OPBCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class C)	$146	1.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 4.71%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class C) —including sales charge	3.71%	-1.15%	1.32%
Invesco Core Bond Fund (Class C) —excluding sales charge	4.71%	-1.15%	1.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Total Return Bond Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-AR-C
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R: OPBNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R)	$96	0.93%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 5.42%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R)	5.42%	-0.63%	1.68%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Total Return Bond Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-AR-R
Invesco Core Bond Fund

Invesco Core Bond Fund
Class Y: OPBYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class Y)	$44	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 5.95%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class Y)	5.95%	-0.10%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Total Return Bond Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-AR-Y
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R5: TRTMX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R5)	$38	0.37%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 6.00%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R5)	6.00%	-0.12%	2.15%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Total Return Bond Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-AR-R5
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R6: OPBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R6)	$38	0.37%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 5.83%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R6)	5.83%	-0.10%	2.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Total Return Bond Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-AR-R6
Invesco Core Bond Fund

Invesco Developing Markets Fund
Class A: ODMAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class A)	$141	1.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 19.24%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class A) —including sales charge	12.68%	1.22%	4.69%
Invesco Developing Markets Fund (Class A) —excluding sales charge	19.24%	2.37%	5.28%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Developing Markets Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-AR-A
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class C: ODVCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class C)	$223	2.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 18.37%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class C) —including sales charge	17.37%	1.61%	4.65%
Invesco Developing Markets Fund (Class C) —excluding sales charge	18.37%	1.61%	4.65%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Developing Markets Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-AR-C
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R: ODVNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R)	$169	1.54%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 18.94%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R)	18.94%	2.12%	5.02%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Developing Markets Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-AR-R
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class Y: ODVYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class Y)	$114	1.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 19.54%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class Y)	19.54%	2.63%	5.55%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Developing Markets Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-AR-Y
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R5: DVMFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R5)	$103	0.94%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 19.68%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R5)	19.68%	2.75%	5.53%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Developing Markets Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-AR-R5
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R6: ODVIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R6)	$96	0.87%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 19.72%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R6)	19.72%	2.78%	5.71%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Developing Markets Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-AR-R6
Invesco Developing Markets Fund

Invesco Discovery Mid Cap Growth Fund
Class A: OEGAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class A)	$111	1.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 13.55%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class A) —including sales charge	7.31%	7.11%	10.88%
Invesco Discovery Mid Cap Growth Fund (Class A) —excluding sales charge	13.55%	8.33%	11.50%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Discovery Mid Cap Growth Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-AR-A
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class C: OEGCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class C)	$188	1.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 12.71%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class C) —including sales charge	11.71%	7.54%	10.84%
Invesco Discovery Mid Cap Growth Fund (Class C) —excluding sales charge	12.71%	7.54%	10.84%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Discovery Mid Cap Growth Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-AR-C
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R: OEGNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R)	$138	1.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 13.29%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R)	13.29%	8.06%	11.22%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Discovery Mid Cap Growth Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-AR-R
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class Y: OEGYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class Y)	$84	0.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 13.83%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class Y)	13.83%	8.59%	11.78%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Discovery Mid Cap Growth Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-AR-Y
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R5: DMCFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R5)	$79	0.74%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 13.89%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R5)	13.89%	8.66%	11.73%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Discovery Mid Cap Growth Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-AR-R5
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R6: OEGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R6)	$72	0.67%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 13.96%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R6)	13.96%	8.74%	11.95%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Discovery Mid Cap Growth Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-AR-R6
Invesco Discovery Mid Cap Growth Fund

Invesco Emerging Markets ex-China Fund
Class A: GTDDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class A)	$155	1.39%
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 22.44%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class A) —including sales charge	15.71%	3.12%	6.20%
Invesco Emerging Markets ex-China Fund (Class A) —excluding sales charge	22.44%	4.29%	6.81%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-AR-A
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class C: GTDCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class C)	$237	2.14%
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 21.56%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class C) —including sales charge	20.56%	3.51%	6.17%
Invesco Emerging Markets ex-China Fund (Class C) —excluding sales charge	21.56%	3.51%	6.17%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-AR-C
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class Y: GTDYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class Y)	$127	1.14%
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 22.76%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class Y)	22.76%	4.55%	7.08%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-AR-Y
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class R5: GTDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class R5)	$118	1.06%
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 22.86%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class R5)	22.86%	4.61%	7.16%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-AR-R5
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets ex-China Fund
Class R6: GTDFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class R6)	$110	0.99%
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 22.96%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class R6)	22.96%	4.69%	7.23%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-AR-R6
Invesco Emerging Markets ex-China Fund

Invesco Emerging Markets Local Debt Fund
Class A: OEMAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class A)	$126	1.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.34%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class A) —including sales charge	7.61%	1.22%	2.86%
Invesco Emerging Markets Local Debt Fund (Class A) —excluding sales charge	12.34%	2.10%	3.31%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Emerging Markets Local Debt Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-AR-A
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class C: OEMCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class C)	$205	1.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 11.50%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class C) —including sales charge	10.50%	1.32%	2.65%
Invesco Emerging Markets Local Debt Fund (Class C) —excluding sales charge	11.50%	1.32%	2.65%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Emerging Markets Local Debt Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-AR-C
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R: OEMNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R)	$153	1.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 12.06%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R)	12.06%	1.83%	3.02%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Emerging Markets Local Debt Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-AR-R
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class Y: OEMYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class Y)	$100	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 12.62%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class Y)	12.62%	2.32%	3.55%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Emerging Markets Local Debt Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-AR-Y
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R5: EMLDX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R5)	$100	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.62%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R5)	12.62%	2.40%	3.50%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Emerging Markets Local Debt Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-AR-R5
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R6: OEMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R6)	$100	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 12.62%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R6)	12.62%	2.41%	3.65%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Emerging Markets Local Debt Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-AR-R6
Invesco Emerging Markets Local Debt Fund

Invesco Global Allocation Fund
Class A: QVGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class A)	$116	1.09%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.19%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class A) —including sales charge	6.02%	6.33%	5.22%
Invesco Global Allocation Fund (Class A) —excluding sales charge	12.19%	7.54%	5.81%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Global Allocation Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-AR-A
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class C: QGRCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class C)	$194	1.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 11.36%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class C) —including sales charge	10.36%	6.73%	5.18%
Invesco Global Allocation Fund (Class C) —excluding sales charge	11.36%	6.73%	5.18%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Global Allocation Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-AR-C
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R: QGRNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R)	$142	1.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 11.88%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R)	11.88%	7.26%	5.55%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Global Allocation Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-AR-R
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class Y: QGRYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class Y)	$89	0.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 12.49%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class Y)	12.49%	7.79%	6.07%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Global Allocation Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-AR-Y
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R5: GLALX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R5)	$78	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.63%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R5)	12.63%	7.94%	6.08%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Global Allocation Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-AR-R5
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R6: QGRIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R6)	$78	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 12.59%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R6)	12.59%	7.93%	6.24%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
The Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Global Allocation Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-AR-R6
Invesco Global Allocation Fund

Invesco Global Strategic Income Fund
Class A: OPSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class A)	$109	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.11%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class A) —including sales charge	7.22%	1.53%	2.03%
Invesco Global Strategic Income Fund (Class A) —excluding sales charge	12.11%	2.42%	2.46%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Global Strategic Income Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-AR-A
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class C: OSICX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class C)	$189	1.79%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 11.30%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class C) —including sales charge	10.30%	1.63%	1.83%
Invesco Global Strategic Income Fund (Class C) —excluding sales charge	11.30%	1.63%	1.83%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Global Strategic Income Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-AR-C
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R: OSINX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R)	$137	1.29%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 11.84%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R)	11.84%	2.15%	2.20%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Global Strategic Income Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-AR-R
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class Y: OSIYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class Y)	$84	0.79%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 12.04%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class Y)	12.04%	2.72%	2.73%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Global Strategic Income Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-AR-Y
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R5: GLSSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R5)	$73	0.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.51%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R5)	12.51%	2.79%	2.70%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Global Strategic Income Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-AR-R5
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R6: OSIIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R6)	$73	0.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 12.19%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R6)	12.19%	2.83%	2.87%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Global Strategic Income Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-AR-R6
Invesco Global Strategic Income Fund

Invesco Health Care Fund
Class A: GGHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class A)	$109	1.06%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 5.59%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class A) —including sales charge	-0.21%	4.75%	5.56%
Invesco Health Care Fund (Class A) —excluding sales charge	5.59%	5.94%	6.16%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-AR-A
Invesco Health Care Fund

Invesco Health Care Fund
Class C: GTHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class C)	$185	1.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 4.80%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class C) —including sales charge	3.85%	5.15%	5.52%
Invesco Health Care Fund (Class C) —excluding sales charge	4.80%	5.15%	5.52%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-AR-C
Invesco Health Care Fund

Invesco Health Care Fund
Class R: GTHRX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R)	$9	1.05%†
▼	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 5.35%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class R)	5.35%	5.68%	5.89%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Class R shares incepted on September 30, 2025. Performance shown prior to that date is that of Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-AR-R
Invesco Health Care Fund

Invesco Health Care Fund
Class Y: GGHYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class Y)	$83	0.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 5.85%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class Y)	5.85%	6.20%	6.42%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-AR-Y
Invesco Health Care Fund

Invesco Health Care Fund
Investor Class: GTHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Investor Class)	$109	1.06%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Investor Class shares of the Fund returned 5.59%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Investor Class)	5.59%	5.94%	6.15%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-AR-INV
Invesco Health Care Fund

Invesco Health Care Fund
Class R6: GGHSX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class R6)	$73	0.71%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 5.94%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class R6)	5.94%	6.30%	6.45%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-AR-R6
Invesco Health Care Fund

Invesco International Bond Fund
Class A: OIBAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class A)	$111	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.59%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class A) —including sales charge	10.68%	0.36%	1.93%
Invesco International Bond Fund (Class A) —excluding sales charge	15.59%	1.23%	2.37%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets Global Diversified Index and 20% JP Morgan Emerging Markets Bond Index Global Diversified Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer International Bond Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-AR-A
Invesco International Bond Fund

Invesco International Bond Fund
Class C: OIBCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class C)	$191	1.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.79%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class C) —including sales charge	13.79%	0.47%	1.74%
Invesco International Bond Fund (Class C) —excluding sales charge	14.79%	0.47%	1.74%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets Global Diversified Index and 20% JP Morgan Emerging Markets Bond Index Global Diversified Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer International Bond Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-AR-C
Invesco International Bond Fund

Invesco International Bond Fund
Class R: OIBNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R)	$138	1.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 15.34%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R)	15.34%	1.01%	2.13%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets Global Diversified Index and 20% JP Morgan Emerging Markets Bond Index Global Diversified Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer International Bond Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-AR-R
Invesco International Bond Fund

Invesco International Bond Fund
Class Y: OIBYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class Y)	$84	0.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 15.88%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class Y)	15.88%	1.49%	2.63%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets Global Diversified Index and 20% JP Morgan Emerging Markets Bond Index Global Diversified Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer International Bond Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-AR-Y
Invesco International Bond Fund

Invesco International Bond Fund
Class R5: INBQX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R5)	$84	0.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 16.13%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R5)	16.13%	1.53%	2.56%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets Global Diversified Index and 20% JP Morgan Emerging Markets Bond Index Global Diversified Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer International Bond Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-AR-R5
Invesco International Bond Fund

Invesco International Bond Fund
Class R6: OIBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R6)	$82	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 15.93%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R6)	15.93%	1.56%	2.74%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets Global Diversified Index and 20% JP Morgan Emerging Markets Bond Index Global Diversified Index.
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer International Bond Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-AR-R6
Invesco International Bond Fund

Invesco Multi-Asset Income Fund
Class A: PIAFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class A)	$88	0.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 8.95%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class A) —including sales charge	2.96%	2.56%	3.11%
Invesco Multi-Asset Income Fund (Class A) —excluding sales charge	8.95%	3.73%	3.70%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Custom Invesco Multi-Asset Income Index is composed of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI World Index (Net).
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class A shares' expense limitation of 0.90% changed to a boundary limit of 1.50% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-AR-A
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class C: PICFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class C)	$167	1.61%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 7.98%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class C) —including sales charge	6.98%	2.93%	3.08%
Invesco Multi-Asset Income Fund (Class C) —excluding sales charge	7.98%	2.93%	3.08%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Custom Invesco Multi-Asset Income Index is composed of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI World Index (Net).
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class C shares' expense limitation of 1.65% changed to a boundary limit of 2.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-AR-C
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R: PIRFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R)	$116	1.11%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 8.52%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R)	8.52%	3.43%	3.44%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Custom Invesco Multi-Asset Income Index is composed of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI World Index (Net).
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class R shares' expense limitation of 1.15% changed to a boundary limit of 1.75% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-AR-R
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class Y: PIYFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class Y)	$64	0.61%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 9.06%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class Y)	9.06%	3.97%	3.95%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Custom Invesco Multi-Asset Income Index is composed of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI World Index (Net).
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class Y shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-AR-Y
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R5: IPNFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R5)	$54	0.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 9.16%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R5)	9.16%	3.99%	3.96%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Custom Invesco Multi-Asset Income Index is composed of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI World Index (Net).
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class R5 shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-AR-R5
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R6: PIFFX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R6)	$54	0.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 9.30%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R6)	9.30%	4.07%	4.01%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
The Custom Invesco Multi-Asset Income Index is composed of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI World Index (Net).
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class R6 shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-AR-R6
Invesco Multi-Asset Income Fund

Invesco Multi-Strategy Fund
Class A: QVOPX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class A)	$126	1.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned -3.70%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class A) —including sales charge	-9.07%	-0.57%	0.16%
Invesco Multi-Strategy Fund (Class A) —excluding sales charge	-3.70%	0.56%	0.73%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Fundamental Alternatives Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-AR-A
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class C: QOPCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class C)	$198	2.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned -4.46%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class C) —including sales charge	-5.45%	-0.19%	0.11%
Invesco Multi-Strategy Fund (Class C) —excluding sales charge	-4.46%	-0.19%	0.11%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Fundamental Alternatives Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-AR-C
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R: QOPNX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class R)	$150	1.53%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned -3.97%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class R)	-3.97%	0.30%	0.46%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Fundamental Alternatives Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-AR-R
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class Y: QOPYX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class Y)	$101	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned -3.50%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class Y)	-3.50%	0.81%	0.97%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Fundamental Alternatives Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-AR-Y
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R5: FDATX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class R5)	$87	0.88%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned -3.36%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class R5)	-3.36%	0.96%	0.98%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Fundamental Alternatives Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-AR-R5
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R6: QOPIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class R6)	$87	0.88%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned -3.33%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class R6)	-3.33%	0.98%	1.14%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Fundamental Alternatives Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-AR-R6
Invesco Multi-Strategy Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 770,708	$ 866,608
Audit-Related Fees(1)	$ 15,270	$ 13,992
Tax Fees(2)	$ 482,698	$ 306,569
All Other Fees	$ 0	$ 0
Total Fees	$ 1,268,676	$ 1,187,169
(1)	Audit-Related Fees for the fiscal years ended 2025 and 2024 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,161,000	$ 1,134,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,161,000	$ 1,134,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,737,000 for the fiscal year ended October 31, 2025 and $6,466,000 for the fiscal year ended October 31, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,380,698 for the fiscal year ended October 31, 2025 and $7,906,569 for the fiscal year ended October 31, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
October 31, 2025
Invesco Balanced-Risk Allocation Fund
Nasdaq:
A: ABRZX ■ C: ABRCX ■ R: ABRRX ■ Y: ABRYX ■ R5: ABRIX ■ R6: ALLFX

2	Consolidated Schedule of Investments
11	Consolidated Financial Statements
14	Consolidated Financial Highlights
15	Notes to Consolidated Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Approval of Investment Advisory and Sub-Advisory Contracts
28	Tax Information
29	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
October 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–28.12%
U.S. Treasury Floating Rate Notes–28.12%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.10%	01/31/2026	$80,400	$80,412,477
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.00%	04/30/2026	93,350	93,334,129
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.08%	07/31/2026	80,500	80,503,098
Total U.S. Treasury Securities (Cost $254,255,402)				254,249,704
		Expiration Date
Commodity-Linked Securities–5.43%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		08/25/2026	9,500	11,178,473
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		07/29/2026	11,300	16,775,429
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		07/27/2026	4,700	7,719,377
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		08/24/2026	11,800	13,420,011
Total Commodity-Linked Securities (Cost $37,300,000)				49,093,290
			Shares
Money Market Funds–58.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)			138,918,312	138,918,312
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.29%(d)(e)			81,581,377	81,581,377
Invesco Treasury Obligations Portfolio, Institutional Class, 3.86%(d)(e)			250,700,000	250,700,000
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)			55,340,001	55,340,001
Total Money Market Funds (Cost $526,539,690)				526,539,690

Options Purchased–0.27%
(Cost $8,186,033)(f)				2,390,469
TOTAL INVESTMENTS IN SECURITIES–92.05% (Cost $826,281,125)				832,273,153
OTHER ASSETS LESS LIABILITIES–7.95%				71,906,011
NET ASSETS–100.00%				$904,179,164
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $49,093,290, which represented 5.43% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,269,511	$213,906,215	$(233,257,414)	$-	$-	$138,918,312	$6,499,908
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	110,226,460	173,849,058	(202,494,141)	-	-	81,581,377	3,982,538
Invesco Treasury Obligations Portfolio, Institutional Class	336,300,000	-	(85,600,000)	-	-	250,700,000	11,465,975
Invesco Treasury Portfolio, Institutional Class	44,106,515	397,254,400	(386,020,914)	-	-	55,340,001	2,521,550
Total	$648,902,486	$785,009,673	$(907,372,469)	$-	$-	$526,539,690	$24,469,971

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	11/21/2025	41	EUR	4,800.00	EUR	1,968,000	$1,323
EURO STOXX 50 Index	Put	12/19/2025	41	EUR	4,700.00	EUR	1,927,000	4,584
EURO STOXX 50 Index	Put	01/16/2026	40	EUR	4,700.00	EUR	1,880,000	8,345
EURO STOXX 50 Index	Put	02/20/2026	40	EUR	5,100.00	EUR	2,040,000	26,834
EURO STOXX 50 Index	Put	04/17/2026	40	EUR	5,100.00	EUR	2,040,000	41,127
EURO STOXX 50 Index	Put	05/15/2026	40	EUR	5,000.00	EUR	2,000,000	44,077
EURO STOXX 50 Index	Put	03/20/2026	40	EUR	5,400.00	EUR	2,160,000	57,771
EURO STOXX 50 Index	Put	08/21/2026	40	EUR	5,000.00	EUR	2,000,000	65,332
EURO STOXX 50 Index	Put	07/17/2026	40	EUR	5,100.00	EUR	2,040,000	66,761
EURO STOXX 50 Index	Put	06/19/2026	40	EUR	5,200.00	EUR	2,080,000	69,528
EURO STOXX 50 Index	Put	09/18/2026	40	EUR	5,200.00	EUR	2,080,000	89,676
EURO STOXX 50 Index	Put	10/16/2026	40	EUR	5,500.00	EUR	2,200,000	137,304
FTSE 100 Index	Put	11/21/2025	25	GBP	8,100.00	GBP	2,025,000	821
FTSE 100 Index	Put	12/19/2025	25	GBP	8,250.00	GBP	2,062,500	3,448
FTSE 100 Index	Put	01/16/2026	25	GBP	8,150.00	GBP	2,037,500	5,583
FTSE 100 Index	Put	02/20/2026	25	GBP	8,475.00	GBP	2,118,750	13,465
FTSE 100 Index	Put	04/17/2026	25	GBP	8,500.00	GBP	2,125,000	19,377
FTSE 100 Index	Put	03/20/2026	25	GBP	8,800.00	GBP	2,200,000	22,661
FTSE 100 Index	Put	05/15/2026	25	GBP	8,350.00	GBP	2,087,500	24,632
FTSE 100 Index	Put	06/19/2026	25	GBP	8,700.00	GBP	2,175,000	37,769
FTSE 100 Index	Put	07/17/2026	25	GBP	8,700.00	GBP	2,175,000	43,024
FTSE 100 Index	Put	08/21/2026	26	GBP	8,950.00	GBP	2,327,000	59,090
FTSE 100 Index	Put	09/18/2026	25	GBP	9,000.00	GBP	2,250,000	69,790
FTSE 100 Index	Put	10/16/2026	25	GBP	9,375.00	GBP	2,343,750	107,559
MSCI Emerging Markets Index	Put	11/21/2025	18	USD	1,125.00	USD	2,025,000	990
MSCI Emerging Markets Index	Put	12/19/2025	18	USD	1,080.00	USD	1,944,000	2,655
MSCI Emerging Markets Index	Put	01/16/2026	18	USD	1,060.00	USD	1,908,000	4,185
MSCI Emerging Markets Index	Put	02/20/2026	18	USD	1,070.00	USD	1,926,000	7,830
MSCI Emerging Markets Index	Put	03/20/2026	18	USD	1,090.00	USD	1,962,000	12,330
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
MSCI Emerging Markets Index	Put	04/17/2026	18	USD	1,100.00	USD	1,980,000	$17,190
MSCI Emerging Markets Index	Put	05/15/2026	18	USD	1,100.00	USD	1,980,000	23,130
MSCI Emerging Markets Index	Put	06/18/2026	18	USD	1,140.00	USD	2,052,000	33,660
MSCI Emerging Markets Index	Put	07/17/2026	18	USD	1,220.00	USD	2,196,000	56,160
MSCI Emerging Markets Index	Put	08/21/2026	17	USD	1,210.00	USD	2,057,000	56,950
MSCI Emerging Markets Index	Put	09/18/2026	17	USD	1,250.00	USD	2,125,000	64,600
MSCI Emerging Markets Index	Put	10/16/2026	18	USD	1,350.00	USD	2,430,000	119,880
Nikkei 225 Index	Put	12/12/2025	10	JPY	37,000.00	JPY	370,000,000	4,867
Nikkei 225 Index	Put	12/12/2025	10	JPY	37,250.00	JPY	372,500,000	4,932
Nikkei 225 Index	Put	03/13/2026	9	JPY	36,250.00	JPY	326,250,000	10,512
Nikkei 225 Index	Put	03/13/2026	10	JPY	37,000.00	JPY	370,000,000	13,302
Nikkei 225 Index	Put	03/13/2026	10	JPY	37,250.00	JPY	372,500,000	13,951
Nikkei 225 Index	Put	06/12/2026	9	JPY	34,250.00	JPY	308,250,000	16,936
Nikkei 225 Index	Put	06/12/2026	9	JPY	35,000.00	JPY	315,000,000	18,980
Nikkei 225 Index	Put	06/12/2026	9	JPY	36,000.00	JPY	324,000,000	21,900
Nikkei 225 Index	Put	09/11/2026	9	JPY	38,500.00	JPY	346,500,000	45,260
Nikkei 225 Index	Put	09/11/2026	9	JPY	39,250.00	JPY	353,250,000	50,224
Nikkei 225 Index	Put	09/11/2026	9	JPY	40,750.00	JPY	366,750,000	62,780
Nikkei 225 Index	Put	12/11/2026	9	JPY	43,000.00	JPY	387,000,000	102,784
S&P 500 Index	Put	11/21/2025	5	USD	5,825.00	USD	2,912,500	1,625
S&P 500 Index	Put	12/19/2025	5	USD	6,100.00	USD	3,050,000	12,375
S&P 500 Index	Put	01/16/2026	4	USD	5,975.00	USD	2,390,000	14,800
S&P 500 Index	Put	02/20/2026	4	USD	6,000.00	USD	2,400,000	24,860
S&P 500 Index	Put	04/17/2026	4	USD	5,625.00	USD	2,250,000	25,900
S&P 500 Index	Put	03/20/2026	4	USD	5,975.00	USD	2,390,000	31,600
S&P 500 Index	Put	05/15/2026	4	USD	5,650.00	USD	2,260,000	32,100
S&P 500 Index	Put	06/18/2026	4	USD	5,950.00	USD	2,380,000	51,640
S&P 500 Index	Put	07/17/2026	4	USD	6,225.00	USD	2,490,000	74,400
S&P 500 Index	Put	08/21/2026	4	USD	6,300.00	USD	2,520,000	88,240
S&P 500 Index	Put	09/18/2026	4	USD	6,450.00	USD	2,580,000	106,880
S&P 500 Index	Put	10/16/2026	4	USD	6,725.00	USD	2,690,000	140,180
Total Index Options Purchased								$2,390,469

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gasoline Reformulated Blendstock Oxygenate Blending	215	November-2025	$17,164,224	$920,721	$920,721
Silver	15	December-2025	3,612,000	720,579	720,579
Subtotal				1,641,300	1,641,300
Equity Risk
E-Mini Russell 2000 Index	338	December-2025	42,079,310	1,204,038	1,204,038
E-Mini S&P 500 Index	24	December-2025	8,248,800	217,958	217,958
EURO STOXX 50 Index	255	December-2025	16,662,652	725,377	725,377
FTSE 100 Index	58	December-2025	7,425,924	326,559	326,559
MSCI Emerging Markets Index	705	December-2025	49,617,900	2,522,793	2,522,793
Nikkei 225 Index	68	December-2025	23,152,034	3,860,448	3,860,448
Subtotal				8,857,173	8,857,173
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	1,935	December-2025	$143,841,426	$163,412	$163,412
Canada 10 Year Bonds	2,000	December-2025	175,052,583	3,653,104	3,653,104
Euro-Bund	823	December-2025	122,743,365	972,788	972,788
Japan 10 Year Bonds	151	December-2025	133,294,659	(1,078,108)	(1,078,108)
Long Gilt	844	December-2025	103,802,346	3,455,999	3,455,999
U.S. Treasury Long Bonds	800	December-2025	93,850,000	2,601,978	2,601,978
Subtotal				9,769,173	9,769,173
Total Futures Contracts				$20,267,646	$20,267,646

(a)	Futures contracts collateralized by $40,417,671 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19%	Monthly	21,200	February—2026	USD	6,391,791	$—	$452,597	$452,597
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	365,000	May—2026	USD	4,087,635	—	288,898	288,898
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	35,800	February—2026	USD	4,283,660	—	131,361	131,361
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	47,500	February—2026	USD	7,418,635	—	1,285,607	1,285,607
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	6,400	October—2026	USD	5,342,368	—	70,246	70,246
Goldman Sachs International	Receive	Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA	0.25	Monthly	47,000	July—2026	USD	5,833,358	—	292,453	292,453
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18	Monthly	5,000	June—2026	USD	118,043	—	3,304	3,304
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	48,000	January—2026	USD	17,184,298	—	1,371,830	1,371,830
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	20,000	February—2026	USD	6,026,214	—	448,314	448,314
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.01	Monthly	1,300	October—2026	USD	498,488	—	0	0
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	104,000	May—2026	USD	4,268,337	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	89,500	October—2026	USD	5,355,966	—	64,386	64,386
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18%	Monthly	70,500	October—2026	USD	5,193,375	$—	$0	$0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	49,500	February—2026	USD	5,584,338	—	0	0
Subtotal									—	4,408,996	4,408,996
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	98,500	October—2026	USD	21,103,605	—	156,689	156,689
Citibank, N.A.	Receive	Citi EQ U.S. Volatility Carry (G) Series 5 Index	0.00	Monthly	87,000	September—2026	USD	13,574,610	—	51,784	51,784
Goldman Sachs International	Receive	Volatility Carry US Series VSB1 Excess Return Strategy	0.00	Monthly	266,000	October—2026	USD	26,647,880	—	84,240	84,240
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	202,000	October—2026	USD	24,274,502	—	55,252	55,252
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	129,000	October—2026	USD	17,743,950	—	83,852	83,852
Subtotal									—	431,817	431,817
Subtotal — Appreciation									—	4,840,813	4,840,813
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17	Monthly	30,100	October—2026	USD	14,900,746	—	(29,847)	(29,847)
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19	Monthly	61,000	December—2025	USD	6,480,689	—	(270,450)	(270,450)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index	0.06	Monthly	5,700	August—2026	USD	3,267,149	—	(18,341)	(18,341)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	11,000	February—2026	USD	1,329,767	—	(50,457)	(50,457)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	136,000	April—2026	USD	7,107,646	—	(299,472)	(299,472)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index	0.15	Monthly	33,300	December—2025	USD	4,388,264	—	(270,289)	(270,289)
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	88,500	December—2025	USD	9,643,942	—	(729,010)	(729,010)
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	425,000	December—2025	USD	8,086,050	—	(109,650)	(109,650)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25%	Monthly	48,300	February—2026	USD	6,521,968	$—	$(301,551)	$(301,551)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11	Monthly	58,900	October—2026	USD	18,794,554	—	(54,689)	(54,689)
Subtotal — Depreciation									—	(2,133,756)	(2,133,756)
Total — Total Return Swap Agreements									$—	$2,707,057	$2,707,057

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $350,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.150%	Monthly	336,542	January—2026	JPY	1,377,584,196	$—	$338,093	$338,093
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.060%	Monthly	262,469	January—2026	JPY	1,157,619,525	—	643,923	643,923
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.440%	Monthly	1,008	November—2025	GBP	6,597,935	—	196,451	196,451
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.425%	Monthly	428	November—2025	GBP	3,822,327	—	110,430	110,430
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.439%	Monthly	1,272	November—2025	GBP	11,359,812	—	328,194	328,194
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0..525%	Monthly	1,110	December—2025	GBP	10,973,582	—	503,220	503,220
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.353%	Monthly	1,650	January—2026	EUR	14,233,897	—	39,837	39,837
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.070%	Monthly	336,344	February—2026	JPY	1,376,773,712	—	337,894	337,894
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.070%	Monthly	222,114	February—2026	JPY	909,190,341	—	223,137	223,137
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.090%	Monthly	70,000	February—2026	JPY	286,534,500	—	70,323	70,323
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.010%	Monthly	71,519	February—2026	JPY	315,434,549	—	175,460	175,460
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	368,259	February—2026	JPY	1,624,206,320	—	903,461	903,461
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.020%	Monthly	232,753	February—2026	JPY	1,026,557,107	—	571,020	571,020
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.720%	Monthly	1,090	December—2025	USD	18,108,955	$—	$212,499	$212,499
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.430%	Monthly	1,382	November—2025	GBP	9,045,978	—	269,340	269,340
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	390	December—2025	GBP	3,899,692	—	118,861	118,861
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.509%	Monthly	30	January—2026	GBP	298,898	—	10,560	10,560
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.339%	Monthly	3,700	March—2026	EUR	14,785,681	—	97,920	97,920
Subtotal — Appreciation									—	5,150,623	5,150,623
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.398%	Monthly	2,920	January—2026	EUR	14,405,645	—	(41,937)	(41,937)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.640%	Monthly	1,350	December—2025	USD	17,966,516	—	(228,617)	(228,617)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.670%	Monthly	2,120	December—2025	USD	18,209,401	—	(375,346)	(375,346)
Subtotal — Depreciation									—	(645,900)	(645,900)
Total — Total Return Swap Agreements									$—	$4,504,723	$4,504,723

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $350,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soymeal	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index
	Long Futures Contracts
	Live Cattle	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
J.P. Morgan Front Month Heating Oil Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $299,741,435)	$305,733,463
Investments in affiliated money market funds, at value (Cost $526,539,690)	526,539,690
Other investments:
Variation margin receivable — futures contracts	221,269
Swaps receivable — OTC	575,738
Unrealized appreciation on swap agreements — OTC	9,991,436
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	40,417,671
Cash collateral — OTC Derivatives	350,000
Foreign currencies, at value (Cost $23,668,579)	23,258,288
Receivable for:
Investments sold	3,408
Fund shares sold	191,807
Dividends	1,801,491
Interest	29,585
Investment for trustee deferred compensation and retirement plans	588,505
Other assets	54,545
Total assets	909,756,896
Liabilities:
Other investments:
Swaps payable — OTC	224,606
Unrealized depreciation on swap agreements—OTC	2,779,656
Payable for:
Fund shares reacquired	1,331,525
Accrued fees to affiliates	506,024
Accrued trustees’ and officers’ fees and benefits	1,716
Accrued other operating expenses	122,644
Trustee deferred compensation and retirement plans	611,561
Total liabilities	5,577,732
Net assets applicable to shares outstanding	$904,179,164
Net assets consist of:
Shares of beneficial interest	$1,059,426,918
Distributable earnings (loss)	(155,247,754)
$904,179,164
Net Assets:
Class A	$569,771,695
Class C	$33,460,493
Class R	$14,456,285
Class Y	$260,178,714
Class R5	$2,916,620
Class R6	$23,395,357
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	66,941,425
Class C	4,296,705
Class R	1,755,516
Class Y	29,620,080
Class R5	331,932
Class R6	2,649,865
Class A:
Net asset value per share	$8.51
Maximum offering price per share (Net asset value of $8.51 ÷ 94.50%)	$9.01
Class C:
Net asset value and offering price per share	$7.79
Class R:
Net asset value and offering price per share	$8.23
Class Y:
Net asset value and offering price per share	$8.78
Class R5:
Net asset value and offering price per share	$8.79
Class R6:
Net asset value and offering price per share	$8.83
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest (net of foreign withholding taxes of $181,483)	$12,844,306
Dividends from affiliated money market funds	24,469,971
Total investment income	37,314,277
Expenses:
Advisory fees	9,099,103
Administrative services fees	140,420
Custodian fees	83,055
Distribution fees:
Class A	1,474,465
Class C	393,546
Class R	74,919
Transfer agent fees — A, C, R and Y	1,306,458
Transfer agent fees — R5	5,273
Transfer agent fees — R6	8,382
Trustees’ and officers’ fees and benefits	29,049
Registration and filing fees	98,299
Reports to shareholders	110,942
Professional services fees	94,184
Other	27,350
Total expenses	12,945,445
Less: Fees waived and/or expense offset arrangement(s)	(522,130)
Net expenses	12,423,315
Net investment income	24,890,962
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	843,917
Foreign currencies	244,043
Futures contracts	(46,789,184)
Swap agreements	15,134,996
(30,566,228)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,094,873
Foreign currencies	(96,954)
Futures contracts	43,293,836
Swap agreements	15,588,928
64,880,683
Net realized and unrealized gain	34,314,455
Net increase in net assets resulting from operations	$59,205,417
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$24,890,962	$43,833,454
Net realized gain (loss)	(30,566,228)	108,147,619
Change in net unrealized appreciation	64,880,683	25,348,764
Net increase in net assets resulting from operations	59,205,417	177,329,837
Distributions to shareholders from distributable earnings:
Class A	(73,231,093)	(15,953,610)
Class C	(5,511,858)	(929,968)
Class R	(1,868,729)	(339,762)
Class Y	(43,929,149)	(12,574,677)
Class R5	(985,026)	(226,914)
Class R6	(2,773,763)	(634,393)
Total distributions from distributable earnings	(128,299,618)	(30,659,324)
Share transactions–net:
Class A	(46,217,699)	(132,388,484)
Class C	(12,512,974)	(21,174,661)
Class R	(932,542)	(1,986,106)
Class Y	(108,798,758)	(187,019,241)
Class R5	(5,430,154)	(2,379,157)
Class R6	540,751	(5,527,587)
Net increase (decrease) in net assets resulting from share transactions	(173,351,376)	(350,475,236)
Net increase (decrease) in net assets	(242,445,577)	(203,804,723)
Net assets:
Beginning of year	1,146,624,741	1,350,429,464
End of year	$904,179,164	$1,146,624,741
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Balanced-Risk Allocation Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$9.00	$0.20	$0.35	$0.55	$(1.04)	$—	$(1.04)	$8.51	6.83%	$569,772	1.32%	1.37%	2.45%	19%
Year ended 10/31/24	8.07	0.30	0.82	1.12	(0.19)	—	(0.19)	9.00	14.02	652,194	1.30	1.35	3.35	89
Year ended 10/31/23	8.24	0.25	(0.42)	(0.17)	—	—	—	8.07	(2.06)	706,256	1.29	1.34	2.95	17
Year ended 10/31/22	12.09	(0.04)	(1.29)	(1.33)	(1.43)	(1.09)	(2.52)	8.24	(13.99)	852,412	1.31	1.35	(0.47)	92
Year ended 10/31/21	10.12	(0.15)	2.25	2.10	(0.13)	—	(0.13)	12.09	20.91	1,093,094	1.31	1.33	(1.26)	16
Class C
Year ended 10/31/25	8.30	0.13	0.32	0.45	(0.96)	—	(0.96)	7.79	6.11	33,460	2.07	2.12	1.70	19
Year ended 10/31/24	7.44	0.21	0.76	0.97	(0.11)	—	(0.11)	8.30	13.17	49,693	2.05	2.10	2.60	89
Year ended 10/31/23	7.66	0.17	(0.39)	(0.22)	—	—	—	7.44	(2.87)	63,864	2.04	2.09	2.20	17
Year ended 10/31/22	11.36	(0.11)	(1.19)	(1.30)	(1.31)	(1.09)	(2.40)	7.66	(14.57)	100,109	2.06	2.10	(1.22)	92
Year ended 10/31/21	9.50	(0.22)	2.12	1.90	(0.04)	—	(0.04)	11.36	20.04	167,794	2.06	2.08	(2.01)	16
Class R
Year ended 10/31/25	8.74	0.17	0.33	0.50	(1.01)	—	(1.01)	8.23	6.47	14,456	1.57	1.62	2.20	19
Year ended 10/31/24	7.83	0.27	0.80	1.07	(0.16)	—	(0.16)	8.74	13.86	16,373	1.55	1.60	3.10	89
Year ended 10/31/23	8.02	0.22	(0.41)	(0.19)	—	—	—	7.83	(2.37)	16,480	1.54	1.59	2.70	17
Year ended 10/31/22	11.82	(0.07)	(1.25)	(1.32)	(1.39)	(1.09)	(2.48)	8.02	(14.21)	16,270	1.56	1.60	(0.72)	92
Year ended 10/31/21	9.90	(0.17)	2.19	2.02	(0.10)	—	(0.10)	11.82	20.52	17,666	1.56	1.58	(1.51)	16
Class Y
Year ended 10/31/25	9.26	0.23	0.35	0.58	(1.06)	—	(1.06)	8.78	7.05	260,179	1.07	1.12	2.70	19
Year ended 10/31/24	8.30	0.33	0.84	1.17	(0.21)	—	(0.21)	9.26	14.31	395,325	1.05	1.10	3.60	89
Year ended 10/31/23	8.46	0.28	(0.44)	(0.16)	—	—	—	8.30	(1.89)	526,412	1.04	1.09	3.20	17
Year ended 10/31/22	12.34	(0.02)	(1.31)	(1.33)	(1.46)	(1.09)	(2.55)	8.46	(13.66)	792,547	1.06	1.10	(0.22)	92
Year ended 10/31/21	10.33	(0.12)	2.29	2.17	(0.16)	—	(0.16)	12.34	21.18	1,062,698	1.06	1.08	(1.01)	16
Class R5
Year ended 10/31/25	9.27	0.23	0.36	0.59	(1.07)	—	(1.07)	8.79	7.12	2,917	1.03	1.08	2.74	19
Year ended 10/31/24	8.31	0.33	0.85	1.18	(0.22)	—	(0.22)	9.27	14.36	9,091	1.00	1.05	3.65	89
Year ended 10/31/23	8.46	0.28	(0.43)	(0.15)	—	—	—	8.31	(1.77)	10,334	0.99	1.04	3.25	17
Year ended 10/31/22	12.35	(0.02)	(1.31)	(1.33)	(1.47)	(1.09)	(2.56)	8.46	(13.72)	12,874	1.04	1.08	(0.20)	92
Year ended 10/31/21	10.34	(0.12)	2.30	2.18	(0.17)	—	(0.17)	12.35	21.22	16,750	1.02	1.04	(0.97)	16
Class R6
Year ended 10/31/25	9.30	0.24	0.36	0.60	(1.07)	—	(1.07)	8.83	7.28	23,395	0.96	1.01	2.81	19
Year ended 10/31/24	8.34	0.34	0.84	1.18	(0.22)	—	(0.22)	9.30	14.39	23,950	0.95	1.00	3.70	89
Year ended 10/31/23	8.49	0.29	(0.44)	(0.15)	—	—	—	8.34	(1.77)	27,084	0.93	0.98	3.31	17
Year ended 10/31/22	12.38	(0.01)	(1.32)	(1.33)	(1.47)	(1.09)	(2.56)	8.49	(13.62)	38,385	0.97	1.01	(0.13)	92
Year ended 10/31/21	10.37	(0.11)	2.30	2.19	(0.18)	—	(0.18)	12.38	21.26	49,008	0.95	0.97	(0.90)	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
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Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
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Invesco Balanced-Risk Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
16
Invesco Balanced-Risk Allocation Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Fund’s consolidated financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.
Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value
17
Invesco Balanced-Risk Allocation Fund

("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
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Invesco Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.92%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $499,561.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $53,906 in front-end sales commissions from the sale of Class A shares and $622 and $1,945 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
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Invesco Balanced-Risk Allocation Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$254,249,704	$—	$254,249,704
Commodity-Linked Securities	—	49,093,290	—	49,093,290
Money Market Funds	526,539,690	—	—	526,539,690
Options Purchased	2,390,469	—	—	2,390,469
Total Investments in Securities	528,930,159	303,342,994	—	832,273,153
Other Investments - Assets*
Futures Contracts	21,345,754	—	—	21,345,754
Swap Agreements	—	9,991,436	—	9,991,436
	21,345,754	9,991,436	—	31,337,190
Other Investments - Liabilities*
Futures Contracts	(1,078,108)	—	—	(1,078,108)
Swap Agreements	—	(2,779,656)	—	(2,779,656)
	(1,078,108)	(2,779,656)	—	(3,857,764)
Total Other Investments	20,267,646	7,211,780	—	27,479,426
Total Investments	$549,197,805	$310,554,774	$—	$859,752,579

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,641,300	$8,857,173	$10,847,281	$21,345,754
Unrealized appreciation on swap agreements — OTC	4,408,996	5,582,440	—	9,991,436
Options purchased, at value — Exchange-Traded(b)	—	2,390,469	—	2,390,469
Total Derivative Assets	6,050,296	16,830,082	10,847,281	33,727,659
Derivatives not subject to master netting agreements	(1,641,300)	(11,247,642)	(10,847,281)	(23,736,223)
Total Derivative Assets subject to master netting agreements	$4,408,996	$5,582,440	$—	$9,991,436
	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(1,078,108)	$(1,078,108)
Unrealized depreciation on swap agreements — OTC	(2,133,756)	(645,900)	—	(2,779,656)
Total Derivative Liabilities	(2,133,756)	(645,900)	(1,078,108)	(3,857,764)
Derivatives not subject to master netting agreements	—	—	1,078,108	1,078,108
Total Derivative Liabilities subject to master netting agreements	$(2,133,756)	$(645,900)	$—	$(2,779,656)
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Invesco Balanced-Risk Allocation Fund

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
BNP Paribas S.A.	$1,138,705	$(60,876)	$1,077,829	$—	$(850,000)	$227,829
Citibank, N.A.	3,511,211	(95,157)	3,416,054	—	(2,910,000)	506,054
Goldman Sachs International	296,739	(12,541)	284,198	—	(284,198)	—
J.P. Morgan Chase Bank, N.A.	388,201	(649,703)	(261,502)	—	—	(261,502)
Macquarie Bank Ltd.	55,252	(985)	54,267	—	—	54,267
Merrill Lynch International	108,480	(17,034)	91,446	—	(91,446)	—
Morgan Stanley and Co. International PLC	83,852	—	83,852	—	(30,000)	53,852
Subtotal - Fund	5,582,440	(836,296)	4,746,144	—	(4,165,644)	580,500
Subsidiary
Barclays Bank PLC	741,495	(302,107)	439,388	—	(310,000)	129,388
Canadian Imperial Bank of Commerce	1,416,968	(1,371,151)	45,817	—	—	45,817
Citibank, N.A.	70,246	(110,131)	(39,885)	—	—	(39,885)
Goldman Sachs International	295,757	(303,681)	(7,924)	—	—	(7,924)
J.P. Morgan Chase Bank, N.A.	1,371,830	(55,866)	1,315,964	(1,315,964)	—	—
Macquarie Bank Ltd.	448,314	(140)	448,174	—	(300,000)	148,174
Merrill Lynch International	226,378	(24,074)	202,304	—	—	202,304
Royal Bank of Canada	413,746	(816)	412,930	—	(280,000)	132,930
Subtotal - Subsidiary	4,984,734	(2,167,966)	2,816,768	(1,315,964)	(890,000)	610,804
Total	$10,567,174	$(3,004,262)	$7,562,912	$(1,315,964)	$(5,055,644)	$1,191,304
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(3,245,460)	$12,319,327	$(55,863,051)	$(46,789,184)
Options purchased(a)	-	(14,648,120)	-	(14,648,120)
Swap agreements	(1,241,937)	16,376,933	-	15,134,996
Change in Net Unrealized Appreciation:
Futures contracts	2,390,643	1,055,087	39,848,106	43,293,836
Options purchased(a)	-	379,781	-	379,781
Swap agreements	4,220,560	11,368,368	-	15,588,928
Total	$2,123,806	$26,851,376	$(16,014,945)	$12,960,237

(a)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$1,070,145,390	$209,140,829	$572,182,918
Average contracts	—	1,822	—

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Invesco Balanced-Risk Allocation Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $22,569.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$128,299,618	$30,659,324

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$28,565,080
Net unrealized appreciation — investments	12,967,251
Net unrealized appreciation (depreciation) — foreign currencies	(283,211)
Temporary book/tax differences	(332,705)
Capital loss carryforward	(196,164,169)
Shares of beneficial interest	1,059,426,918
Total net assets	$904,179,164
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments and Subsidiary differences.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$86,783,199	$109,380,970	$196,164,169
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $49,841,649 and $85,930,134, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$22,641,852
Aggregate unrealized (depreciation) of investments	(9,674,601)
Net unrealized appreciation of investments	$12,967,251
Cost of investments for tax purposes is $846,785,328.
22
Invesco Balanced-Risk Allocation Fund

NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, income from the Subsidiary and derivative instruments, on October 31, 2025, undistributed net investment income was decreased by $11,672,810 and undistributed net realized gain (loss) was increased by $11,672,810. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,914,652	$23,531,409	3,205,051	$28,343,494
Class C	536,318	4,019,108	656,548	5,343,605
Class R	308,826	2,427,825	359,978	3,094,902
Class Y	5,075,633	42,357,654	7,640,795	68,574,454
Class R5	40,623	327,079	141,418	1,272,031
Class R6	1,655,738	13,682,704	4,838,973	44,319,517
Issued as reinvestment of dividends:
Class A	8,332,581	66,493,997	1,722,898	14,524,010
Class C	691,369	5,081,559	108,379	848,611
Class R	239,789	1,855,970	41,151	337,442
Class Y	4,235,008	34,811,764	1,154,088	9,982,861
Class R5	113,348	931,718	24,698	213,888
Class R6	285,976	2,359,306	64,073	556,157
Automatic conversion of Class C shares to Class A shares:
Class A	1,084,251	8,731,003	1,305,271	11,504,490
Class C	(1,180,404)	(8,731,003)	(1,410,674)	(11,504,490)
Reacquired:
Class A	(17,850,404)	(144,974,108)	(21,297,656)	(186,760,478)
Class C	(1,736,264)	(12,882,638)	(1,952,037)	(15,862,387)
Class R	(666,608)	(5,216,337)	(631,093)	(5,418,450)
Class Y	(22,385,589)	(185,968,176)	(29,539,418)	(265,576,556)
Class R5	(802,817)	(6,688,951)	(429,223)	(3,865,076)
Class R6	(1,866,341)	(15,501,259)	(5,576,981)	(50,403,261)
Net increase (decrease) in share activity	(20,974,315)	$(173,351,376)	(39,573,761)	$(350,475,236)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Invesco Balanced-Risk Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Balanced-Risk Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Balanced-Risk Allocation Fund and its subsidiary (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
24
Invesco Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Balanced-Risk Allocation Style Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s risk parity strategy
25
Invesco Balanced-Risk Allocation Fund

differentiates it from peers. The Board considered that the Fund’s performance has been adversely impacted by its risk parity-oriented approach, which has resulted in an underweight to outperforming U.S. equity names, and also noted that the Fund’s tactical overlay was challenged due to market whipsaws which impacted the Fund’s three and five year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
 The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for
26
Invesco Balanced-Risk Allocation Fund

those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
27
Invesco Balanced-Risk Allocation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	14.46%
Qualified Business Income*	0.00%
Business Interest Income*	30.33%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
28
Invesco Balanced-Risk Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
29
Invesco Balanced-Risk Allocation Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
IBRA-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ■ C: BRCCX ■ R: BRCRX ■ Y: BRCYX ■ R5: BRCNX ■ R6: IBRFX

2	Consolidated Schedule of Investments
7	Consolidated Financial Statements
10	Consolidated Financial Highlights
11	Notes to Consolidated Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Tax Information
24	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
October 31, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–19.71%
U.S. Treasury Floating Rate Notes–19.71%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.10%	01/31/2026	$66,500	$66,510,320
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.00%	04/30/2026	68,400	68,388,371
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.08%	07/31/2026	65,900	65,902,536
Total U.S. Treasury Securities (Cost $200,828,644)				200,801,227
		Expiration Date
Commodity-Linked Securities–8.68%
Bank of Montreal, 1 mo. SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2) (Canada)(b)(c)		07/06/2026	22,700	31,322,622
Canadian Imperial Bank of Commerce, 1 mo. SOFR (linked to the CIBC Dynamic Roll LME Copper Index 2) (Canada)(b)		10/30/2026	17,100	19,825,118
Royal Bank of Canada (linked to RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)		10/30/2026	17,100	19,427,726
Societe Generale, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2) (France)		03/30/2026	18,000	17,832,446
Total Commodity-Linked Securities (Cost $74,900,000)				88,407,912
			Shares
Money Market Funds–67.81%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)			170,576,000	170,576,000
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.29%(d)(e)			204,277,411	204,277,411
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)			315,820,963	315,820,963
Total Money Market Funds (Cost $690,674,374)				690,674,374
TOTAL INVESTMENTS IN SECURITIES–96.20% (Cost $966,403,018)				979,883,513
OTHER ASSETS LESS LIABILITIES–3.80%				38,733,821
NET ASSETS–100.00%				$1,018,617,334
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $70,575,466, which represented 6.93% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$110,229,844	$143,706,001	$(83,359,845)	$-	$-	$170,576,000	$6,288,273
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	153,034,155	419,860,722	(368,617,466)	-	-	204,277,411	8,385,894
Invesco Treasury Portfolio, Institutional Class	203,749,531	266,882,573	(154,811,141)	-	-	315,820,963	11,532,295
Total	$467,013,530	$830,449,296	$(606,788,452)	$-	$-	$690,674,374	$26,206,462

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	335	December-2025	$49,251,281	$10,618,872	$10,618,872
Corn	1,085	December-2025	23,408,875	(234,537)	(234,537)
Cotton No. 2	604	December-2025	19,793,080	(964,703)	(964,703)
Gold 100 Oz.	18	December-2025	7,193,700	446,790	446,790
Lean Hogs	503	December-2025	16,352,530	287,101	287,101
Soybean	714	July-2026	40,760,475	2,519,454	2,519,454
Wheat	500	December-2025	13,350,000	53,536	53,536
Total Futures Contracts				$12,726,513	$12,726,513

(a)	Futures contracts collateralized by $15,235,872 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14%	Monthly	36,170	October—2026	USD	30,192,727	$—	$397,002	$397,002
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	175,500	April—2026	USD	16,062,988	—	232,889	232,889
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	46,840	October—2026	USD	9,906,262	—	32,596	32,596
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.32	Monthly	15,500	May—2026	USD	13,918,465	—	2,246,872	2,246,872
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	188,000	January—2026	USD	67,305,166	—	5,373,003	5,373,003
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11	Monthly	192,200	October—2026	USD	60,965,033	—	186,107	186,107
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,473,000	October—2026	USD	84,353,849	—	3,232,057	3,232,057
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Nickel type A Excess Return Index	0.00	Monthly	44,500	June—2026	USD	3,687,942	—	14,053	14,053
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	187,100	February—2026	USD	75,965,294	—	2,250,981	2,250,981
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	37,850	January—2026	USD	36,274,093	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	44,000	October—2026	USD	14,006,406	—	0	0
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25%	Monthly	416,000	October—2026	USD	24,894,771	$—	$299,270	$299,270
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	110,800	August—2026	USD	46,744,559	—	0	0
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	33,300	July—2026	USD	25,678,103	—	1,823,385	1,823,385
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	121,200	February—2026	USD	96,026,312	—	0	0
Subtotal — Appreciation									—	16,088,215	16,088,215
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17	Monthly	114,450	October—2026	USD	56,657,488	—	(113,489)	(113,489)
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	100,500	July—2026	USD	17,947,189	—	(1,749,675)	(1,749,675)
BNP Paribas S.A.	Receive	BNP Paribas Rolling Futures IY SB Index	0.15	Monthly	133,700	December—2025	USD	32,540,347	—	(3,662,297)	(3,662,297)
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	265,500	October—2026	USD	34,617,589	—	(106)	(106)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.00	Monthly	122,800	February—2026	USD	15,927,799	—	(1,165,053)	(1,165,053)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	214,800	April—2026	USD	50,719,091	—	(1,615,231)	(1,615,231)
Subtotal — Depreciation									—	(8,305,851)	(8,305,851)
Total — Total Return Swap Agreements									$—	$7,782,364	$7,782,364

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,911,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Soybean Meal	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
BNP Paribas Rolling Futures IY SB Index
	Long Futures Contracts
	Sugar	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	wheat	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $275,728,644)	$289,209,139
Investments in affiliated money market funds, at value (Cost $690,674,374)	690,674,374
Other investments:
Variation margin receivable — futures contracts	821,645
Swaps receivable — OTC	6,548,135
Unrealized appreciation on swap agreements — OTC	16,088,215
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	15,235,872
Cash collateral — OTC Derivatives	6,911,000
Receivable for:
Fund shares sold	776,691
Dividends	2,376,454
Interest	22,074
Investment for trustee deferred compensation and retirement plans	80,276
Other assets	36,779
Total assets	1,028,780,654
Liabilities:
Other investments:
Swaps payable — OTC	66,875
Unrealized depreciation on swap agreements—OTC	8,305,851
Payable for:
Fund shares reacquired	904,094
Accrued fees to affiliates	627,578
Accrued trustees’ and officers’ fees and benefits	1,559
Accrued other operating expenses	137,184
Trustee deferred compensation and retirement plans	120,179
Total liabilities	10,163,320
Net assets applicable to shares outstanding	$1,018,617,334
Net assets consist of:
Shares of beneficial interest	$882,163,524
Distributable earnings	136,453,810
$1,018,617,334
Net Assets:
Class A	$52,764,150
Class C	$14,729,770
Class R	$10,019,949
Class Y	$629,454,652
Class R5	$148,484,499
Class R6	$163,164,314
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,293,726
Class C	2,278,193
Class R	1,430,494
Class Y	83,717,213
Class R5	19,629,536
Class R6	21,513,575
Class A:
Net asset value per share	$7.23
Maximum offering price per share (Net asset value of $7.23 ÷ 94.50%)	$7.65
Class C:
Net asset value and offering price per share	$6.47
Class R:
Net asset value and offering price per share	$7.00
Class Y:
Net asset value and offering price per share	$7.52
Class R5:
Net asset value and offering price per share	$7.56
Class R6:
Net asset value and offering price per share	$7.58
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest	$8,484,433
Dividends from affiliated money market funds	26,206,462
Total investment income	34,690,895
Expenses:
Advisory fees	9,082,713
Administrative services fees	123,988
Custodian fees	66,448
Distribution fees:
Class A	140,605
Class C	150,109
Class R	46,633
Transfer agent fees — A, C, R and Y	1,696,625
Transfer agent fees — R5	144,738
Transfer agent fees — R6	48,195
Trustees’ and officers’ fees and benefits	29,830
Registration and filing fees	101,564
Reports to shareholders	192,374
Professional services fees	92,045
Other	23,424
Total expenses	11,939,291
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(2,187,650)
Net expenses	9,751,641
Net investment income	24,939,254
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	39,952,305
Futures contracts	1,816,560
Swap agreements	40,428,569
82,197,434
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(13,317,134)
Futures contracts	13,801,928
Swap agreements	8,524,012
9,008,806
Net realized and unrealized gain	91,206,240
Net increase in net assets resulting from operations	$116,145,494
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$24,939,254	$26,438,110
Net realized gain (loss)	82,197,434	(14,966,046)
Change in net unrealized appreciation	9,008,806	14,920,761
Net increase in net assets resulting from operations	116,145,494	26,392,825
Distributions to shareholders from distributable earnings:
Class A	(2,866,693)	(2,541,305)
Class C	(660,502)	(768,253)
Class R	(402,391)	(280,924)
Class Y	(14,935,551)	(11,636,025)
Class R5	(6,682,162)	(4,841,656)
Class R6	(8,130,566)	(6,956,748)
Total distributions from distributable earnings	(33,677,865)	(27,024,911)
Share transactions–net:
Class A	(14,624,134)	(10,846,200)
Class C	(2,759,150)	(4,803,303)
Class R	354,005	55,331
Class Y	249,973,767	(28,442,926)
Class R5	(7,339,840)	1,735,796
Class R6	(28,831,258)	(25,735,434)
Net increase (decrease) in net assets resulting from share transactions	196,773,390	(68,036,736)
Net increase (decrease) in net assets	279,241,019	(68,668,822)
Net assets:
Beginning of year	739,376,315	808,045,137
End of year	$1,018,617,334	$739,376,315
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$6.72	$0.17	$0.65	$0.82	$(0.16)	$(0.15)	$(0.31)	$7.23	12.77%	$52,764	1.31%	1.63%	2.59%	44%
Year ended 10/31/24	6.73	0.22	0.01	0.23	(0.21)	(0.03)	(0.24)	6.72	3.63	63,880	1.34	1.63	3.35	87
Year ended 10/31/23	7.28	0.21	(0.09)	0.12	(0.67)	—	(0.67)	6.73	1.91	75,011	1.32	1.57	3.10	17
Year ended 10/31/22	8.01	(0.03)	0.47	0.44	(1.17)	—	(1.17)	7.28	6.63	86,968	1.31	1.56	(0.41)	106
Year ended 10/31/21	5.81	(0.10)	2.30	2.20	—	—	—	8.01	37.87	45,976	1.33	1.67	(1.29)	14
Class C
Year ended 10/31/25	6.03	0.11	0.59	0.70	(0.11)	(0.15)	(0.26)	6.47	12.08	14,730	2.06	2.38	1.84	44
Year ended 10/31/24	6.10	0.15	0.01	0.16	(0.20)	(0.03)	(0.23)	6.03	2.86	16,491	2.09	2.38	2.60	87
Year ended 10/31/23	6.65	0.14	(0.07)	0.07	(0.62)	—	(0.62)	6.10	1.22	21,628	2.07	2.32	2.35	17
Year ended 10/31/22	7.44	(0.08)	0.42	0.34	(1.13)	—	(1.13)	6.65	5.69	26,355	2.06	2.31	(1.16)	106
Year ended 10/31/21	5.43	(0.14)	2.15	2.01	—	—	—	7.44	37.02	17,125	2.08	2.42	(2.04)	14
Class R
Year ended 10/31/25	6.52	0.15	0.62	0.77	(0.14)	(0.15)	(0.29)	7.00	12.40	10,020	1.56	1.88	2.34	44
Year ended 10/31/24	6.55	0.20	0.01	0.21	(0.21)	(0.03)	(0.24)	6.52	3.38	8,946	1.59	1.88	3.10	87
Year ended 10/31/23	7.09	0.19	(0.07)	0.12	(0.66)	—	(0.66)	6.55	1.85	8,830	1.57	1.82	2.85	17
Year ended 10/31/22	7.85	(0.05)	0.45	0.40	(1.16)	—	(1.16)	7.09	6.17	11,779	1.56	1.81	(0.66)	106
Year ended 10/31/21	5.70	(0.11)	2.26	2.15	—	—	—	7.85	37.72	2,932	1.58	1.92	(1.54)	14
Class Y
Year ended 10/31/25	6.98	0.20	0.67	0.87	(0.18)	(0.15)	(0.33)	7.52	13.03	629,455	1.06	1.38	2.84	44
Year ended 10/31/24	6.96	0.25	0.01	0.26	(0.21)	(0.03)	(0.24)	6.98	4.00	324,117	1.09	1.38	3.60	87
Year ended 10/31/23	7.50	0.23	(0.08)	0.15	(0.69)	—	(0.69)	6.96	2.25	352,801	1.07	1.32	3.35	17
Year ended 10/31/22	8.22	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.50	6.80	515,659	1.06	1.31	(0.16)	106
Year ended 10/31/21	5.94	(0.08)	2.36	2.28	—	—	—	8.22	38.38	896,762	1.08	1.42	(1.04)	14
Class R5
Year ended 10/31/25	7.02	0.20	0.67	0.87	(0.18)	(0.15)	(0.33)	7.56	12.95	148,484	1.05	1.19	2.85	44
Year ended 10/31/24	7.00	0.25	0.01	0.26	(0.21)	(0.03)	(0.24)	7.02	3.97	144,734	1.09	1.22	3.60	87
Year ended 10/31/23	7.54	0.23	(0.08)	0.15	(0.69)	—	(0.69)	7.00	2.23	142,191	1.07	1.20	3.35	17
Year ended 10/31/22	8.26	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.54	6.76	154,845	1.06	1.17	(0.16)	106
Year ended 10/31/21	5.97	(0.08)	2.37	2.29	—	—	—	8.26	38.36	156,985	1.08	1.17	(1.04)	14
Class R6
Year ended 10/31/25	7.03	0.20	0.68	0.88	(0.18)	(0.15)	(0.33)	7.58	13.08	163,164	1.05	1.12	2.85	44
Year ended 10/31/24	7.02	0.25	0.00	0.25	(0.21)	(0.03)	(0.24)	7.03	3.82	181,209	1.09	1.15	3.60	87
Year ended 10/31/23	7.56	0.24	(0.09)	0.15	(0.69)	—	(0.69)	7.02	2.27	207,584	1.07	1.12	3.35	17
Year ended 10/31/22	8.28	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.56	6.77	383,476	1.04	1.10	(0.14)	106
Year ended 10/31/21	5.98	(0.08)	2.38	2.30	—	—	—	8.28	38.46	472,776	1.04	1.08	(1.00)	14

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund III Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to provide total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
11
Invesco Balanced-Risk Commodity Strategy Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
12
Invesco Balanced-Risk Commodity Strategy Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Fund’s consolidated financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statement of Assets and Liabilities. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other
13
Invesco Balanced-Risk Commodity Strategy Fund

things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	1.050%
Next $250 million	1.025%
Next $500 million	1.000%
Next $1.5 billion	0.975%
Next $2.5 billion	0.950%
Next $2.5 billion	0.925%
Next $2.5 billion	0.900%
Over $10 billion	0.875%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 1.02%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.08% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively of the Fund’s average daily net assets (the “expense limits”). Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.08% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.53%, 2.28%, 1.78%, 1.28%, 1.12% and 1.05%, respectively of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $507,592 and reimbursed class level expenses of $148,488, $39,680, $24,694, $1,342,218, $108,777 and $11,735 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
14
Invesco Balanced-Risk Commodity Strategy Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $18,602 in front-end sales commissions from the sale of Class A shares and $16 and $583 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$200,801,227	$—	$200,801,227
Commodity-Linked Securities	—	88,407,912	—	88,407,912
Money Market Funds	690,674,374	—	—	690,674,374
Total Investments in Securities	690,674,374	289,209,139	—	979,883,513
Other Investments - Assets*
Futures Contracts	13,925,753	—	—	13,925,753
Swap Agreements	—	16,088,215	—	16,088,215
	13,925,753	16,088,215	—	30,013,968
Other Investments - Liabilities*
Futures Contracts	(1,199,240)	—	—	(1,199,240)
Swap Agreements	—	(8,305,851)	—	(8,305,851)
	(1,199,240)	(8,305,851)	—	(9,505,091)
Total Other Investments	12,726,513	7,782,364	—	20,508,877
Total Investments	$703,400,887	$296,991,503	$—	$1,000,392,390

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
15
Invesco Balanced-Risk Commodity Strategy Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$13,925,753
Unrealized appreciation on swap agreements — OTC	16,088,215
Total Derivative Assets	30,013,968
Derivatives not subject to master netting agreements	(13,925,753)
Total Derivative Assets subject to master netting agreements	$16,088,215
Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,199,240)
Unrealized depreciation on swap agreements — OTC	(8,305,851)
Total Derivative Liabilities	(9,505,091)
Derivatives not subject to master netting agreements	1,199,240
Total Derivative Liabilities subject to master netting agreements	$(8,305,851)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$—	$(1,868,411)	$(1,868,411)	$—	$1,868,411	$—
BNP Paribas S.A.	—	(3,665,374)	(3,665,374)	—	3,665,374	—
Citibank, N.A.	629,891	(1,783)	628,108	—	(610,000)	18,108
Goldman Sachs International	2,279,468	(3,165)	2,276,303	—	(2,020,000)	256,303
J.P. Morgan Chase Bank, N.A.	5,559,110	(5,161)	5,553,949	(5,553,949)	—	—
Macquarie Bank Ltd.	5,497,091	(9,373)	5,487,718	—	(5,487,718)	—
Merrill Lynch International	3,884,804	(25,578)	3,859,226	—	(3,110,000)	749,226
Morgan Stanley and Co. International PLC	1,823,385	(2,788,986)	(965,601)	—	—	(965,601)
Royal Bank of Canada	2,962,601	(4,895)	2,957,706	—	(2,957,706)	—
Total	$22,636,350	$(8,372,726)	$14,263,624	$(5,553,949)	$(8,651,639)	$58,036
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Consolidated Statement of Operations
Commodity Risk
Realized Gain:
Futures contracts	$1,816,560
Swap agreements	40,428,569
Change in Net Unrealized Appreciation:
Futures contracts	13,801,928
Swap agreements	8,524,012
Total	$64,571,069
16
Invesco Balanced-Risk Commodity Strategy Fund

The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$124,095,098	$660,521,405

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,466.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$18,215,482	$24,015,348
Long-term capital gain	15,462,383	3,009,563
Total distributions	$33,677,865	$27,024,911

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$87,102,096
Undistributed long-term capital gain	35,958,317
Net unrealized appreciation — investments	13,480,495
Temporary book/tax differences	(87,098)
Shares of beneficial interest	882,163,524
Total net assets	$1,018,617,334
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to Subsidiary differences.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $74,900,000 and $123,951,518, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$23,182,413
Aggregate unrealized (depreciation) of investments	(9,701,918)
Net unrealized appreciation of investments	$13,480,495
17
Invesco Balanced-Risk Commodity Strategy Fund

Cost of investments for tax purposes is $986,911,895.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of income from the Subsidiary, on October 31, 2025, undistributed net investment income was increased by $56,045,863, undistributed net realized gain was decreased by $59,957,863 and shares of beneficial interest was increased by $3,912,000. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,380,707	$9,134,964	1,532,238	$10,067,693
Class C	205,904	1,237,196	167,399	999,913
Class R	357,453	2,287,920	714,873	4,497,723
Class Y	53,650,696	363,943,966	17,397,207	117,917,731
Class R5	745,743	5,136,895	1,428,861	9,669,187
Class R6	2,396,389	16,594,673	5,833,451	39,958,107
Issued as reinvestment of dividends:
Class A	405,513	2,579,060	354,221	2,231,595
Class C	105,023	600,732	123,719	703,959
Class R	65,217	402,391	45,903	280,924
Class Y	1,709,869	11,268,039	1,290,972	8,417,140
Class R5	1,007,779	6,681,573	737,991	4,841,217
Class R6	221,857	1,475,346	181,678	1,193,622
Automatic conversion of Class C shares to Class A shares:
Class A	75,358	501,677	102,659	678,929
Class C	(83,985)	(501,677)	(114,051)	(678,929)
Reacquired:
Class A	(4,068,810)	(26,839,835)	(3,632,093)	(23,824,417)
Class C	(681,919)	(4,095,401)	(988,762)	(5,828,246)
Class R	(364,572)	(2,336,306)	(737,312)	(4,723,316)
Class Y	(18,101,541)	(125,238,238)	(22,911,012)	(154,777,797)
Class R5	(2,748,589)	(19,158,308)	(1,853,362)	(12,774,608)
Class R6	(6,864,516)	(46,901,277)	(9,837,475)	(66,887,163)
Net increase (decrease) in share activity	29,413,576	$196,773,390	(10,162,895)	$(68,036,736)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Balanced-Risk Commodity Strategy Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Balanced-Risk Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Balanced-Risk Commodity Strategy Fund and its subsidiary (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19
Invesco Balanced-Risk Commodity Strategy Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Balanced-Risk Commodity Strategy Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg Commodity Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment
20
Invesco Balanced-Risk Commodity Strategy Fund

strategies and/or investment restrictions and those of the funds in its performance universe, including that certain funds in the peer group may have sleeves that are more passively managed. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were in the fifth quintile of its expense group and that the Fund’s actual management fees were in the fourth quintile of its expense group, and discussed with management reasons for such relative contractual and actual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expenses driving total expenses relative to peers. The independent Trustee also considered differences between the Fund’s investment strategy and that of its peers, including that the Fund pursues a dedicated commodity strategy involving higher levels of active management across commodity sub-sectors, whereas certain peers allocate a significant portion of their assets to less complex commodity sub-sectors.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its
21
Invesco Balanced-Risk Commodity Strategy Fund

securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
22
Invesco Balanced-Risk Commodity Strategy Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$19,374,383
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	42.02%
Qualified Business Income*	0.00%
Business Interest Income*	87.07%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
23
Invesco Balanced-Risk Commodity Strategy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
24
Invesco Balanced-Risk Commodity Strategy Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
BRCS-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Core Bond Fund
Nasdaq:
A: OPIGX ■ C: OPBCX ■ R: OPBNX ■ Y: OPBYX ■ R5:TRTMX ■ R6: OPBIX

2	Schedule of Investments
30	Financial Statements
33	Financial Highlights
34	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Approval of Investment Advisory and Sub-Advisory Contracts
45	Tax Information
46	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–34.31%
Advertising–0.03%
Omnicom Group, Inc.,
2.45%, 04/30/2030	$100,000	$92,179
2.60%, 08/01/2031	850,000	769,853
		862,032
Aerospace & Defense–0.41%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	768,000	776,609
5.13%, 03/26/2029(b)	795,000	819,442
5.50%, 03/26/2054(b)	682,000	693,843
Boeing Co. (The),
6.26%, 05/01/2027	141,000	144,933
6.30%, 05/01/2029	102,000	108,239
6.39%, 05/01/2031	20,000	21,764
6.53%, 05/01/2034	258,000	285,604
5.81%, 05/01/2050	108,000	107,366
General Dynamics Corp., 4.95%, 08/15/2035	365,000	372,901
Hexcel Corp., 5.88%, 02/26/2035	303,000	317,737
Howmet Aerospace, Inc., 4.85%, 10/15/2031	65,000	66,772
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	136,000	140,450
5.75%, 01/15/2035	371,000	391,466
L3Harris Technologies, Inc., 5.40%, 07/31/2033	11,000	11,477
Lockheed Martin Corp.,
4.15%, 08/15/2028	1,690,000	1,699,184
4.50%, 02/15/2029	129,000	131,086
4.40%, 08/15/2030	1,115,000	1,126,379
4.75%, 02/15/2034	30,000	30,443
4.80%, 08/15/2034	132,000	133,877
5.00%, 08/15/2035	2,423,000	2,475,193
5.90%, 11/15/2063	6,000	6,399
5.20%, 02/15/2064	100,000	94,979
Northrop Grumman Corp., 4.95%, 03/15/2053	6,000	5,537
RTX Corp.,
5.75%, 01/15/2029	63,000	66,132
6.00%, 03/15/2031	38,000	41,030
5.15%, 02/27/2033	37,000	38,388
6.40%, 03/15/2054	30,000	33,743
Textron, Inc., 4.95%, 03/15/2036	2,836,000	2,808,786
		12,949,759
Agricultural & Farm Machinery–0.38%
AGCO Corp.,
5.45%, 03/21/2027	95,000	96,347
5.80%, 03/21/2034	92,000	95,886
CNH Industrial Capital LLC, 4.75%, 03/21/2028	281,000	284,614
Deere Funding Canada Corp., 4.15%, 10/09/2030	5,912,000	5,900,517
Principal Amount		Value
Agricultural & Farm Machinery–(continued)
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	$1,614,000	$1,625,241
6.38%, 07/01/2055(b)	1,500,000	1,560,023
John Deere Capital Corp.,
4.70%, 06/10/2030	84,000	86,107
4.38%, 10/15/2030	2,248,000	2,268,574
5.10%, 04/11/2034	154,000	159,587
		12,076,896
Agricultural Products & Services–0.20%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	110,000	105,892
Cargill, Inc.,
4.13%, 10/23/2030(b)	2,324,000	2,312,556
5.38%, 10/23/2055(b)	4,177,346	4,076,701
		6,495,149
Air Freight & Logistics–0.07%
GXO Logistics, Inc.,
6.25%, 05/06/2029	213,000	223,957
6.50%, 05/06/2034	264,000	283,496
United Parcel Service, Inc.,
4.65%, 10/15/2030	819,000	839,246
5.15%, 05/22/2034	121,000	125,854
5.25%, 05/14/2035(c)	503,000	521,849
5.50%, 05/22/2054	247,000	245,342
5.95%, 05/14/2055	100,000	104,882
		2,344,626
Apparel, Accessories & Luxury Goods–0.10%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	1,973,000	1,964,947
5.40%, 10/07/2035(b)	1,139,000	1,134,988
		3,099,935
Application Software–0.15%
Autodesk, Inc., 5.30%, 06/15/2035	402,000	412,671
Cadence Design Systems, Inc., 4.70%, 09/10/2034	85,000	85,258
Intuit, Inc., 5.20%, 09/15/2033	62,000	64,849
Roper Technologies, Inc.,
4.25%, 09/15/2028	758,000	760,393
4.50%, 10/15/2029	133,000	134,202
4.45%, 09/15/2030	863,000	866,308
4.75%, 02/15/2032	84,000	84,739
4.90%, 10/15/2034	168,000	167,739
5.10%, 09/15/2035	1,592,000	1,603,043
Salesforce, Inc., 1.50%, 07/15/2028	440,000	414,128
Synopsys, Inc., 5.70%, 04/01/2055	154,000	155,700
		4,749,030
Asset Management & Custody Banks–0.46%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	392,000	403,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Core Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	$104,000	$108,794
5.15%, 05/15/2033	42,000	43,627
5.20%, 04/15/2035	581,000	594,298
Bank of New York Mellon Corp. (The),
4.44%, 06/09/2028(d)	1,078,000	1,085,118
4.86% (SOFR + 0.68%), 06/09/2028(e)	1,873,000	1,874,159
4.89%, 07/21/2028(d)	478,000	485,190
4.98%, 03/14/2030(d)	36,000	36,992
5.06%, 07/22/2032(d)	189,000	195,341
BlackRock, Inc., 4.75%, 05/25/2033	44,000	44,954
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	1,636,000	1,582,458
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026	200,000	197,318
7.75%, 09/16/2027	100,000	104,592
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035	688,000	720,119
6.08%, 09/15/2055	1,299,000	1,346,417
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	2,363,000	2,343,373
Citadel L.P.,
6.00%, 01/23/2030(b)	77,000	79,955
6.38%, 01/23/2032(b)	140,000	147,582
Golub Capital Private Credit Fund,
5.45%, 08/15/2028(b)	714,000	718,536
5.80%, 09/12/2029	200,000	203,133
Northern Trust Corp.,
4.00%, 05/10/2027	200,000	200,289
3.65%, 08/03/2028	220,000	218,688
6.13%, 11/02/2032	6,000	6,564
State Street Corp.,
4.99%, 03/18/2027	100,000	101,433
4.78%, 10/23/2036(d)	1,781,000	1,774,468
		14,616,441
Automobile Manufacturers–1.29%
American Honda Finance Corp.,
4.90%, 03/12/2027	110,000	111,238
4.70%, 01/12/2028	40,000	40,531
2.25%, 01/12/2029	440,000	414,909
4.60%, 04/17/2030	20,000	20,217
5.05%, 07/10/2031	110,000	113,110
4.90%, 01/10/2034	87,000	87,996
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	583,000	584,159
5.00%, 01/15/2027(b)	616,000	621,868
4.30%, 08/12/2027(b)	2,576,000	2,583,021
4.65%, 10/12/2030(b)	532,000	533,870
5.00%, 10/12/2032(b)	4,800,000	4,823,812
5.38%, 01/18/2034(b)	525,000	537,527
5.63%, 01/13/2035(b)	362,000	375,119
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	487,000	496,120
Principal Amount		Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
5.92%, 03/20/2028	$875,000	$894,143
6.80%, 11/07/2028	735,000	768,169
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	5,254,000	5,290,467
4.69%, 07/08/2030	2,938,000	2,968,100
5.34%, 07/08/2035	2,098,000	2,151,480
Hyundai Capital America,
5.50%, 03/30/2026(b)	40,000	40,173
5.65%, 06/26/2026(b)	93,000	93,799
5.25%, 01/08/2027(b)	234,000	236,490
4.88%, 06/23/2027(b)	2,283,000	2,304,341
5.00%, 01/07/2028(b)	1,078,000	1,093,390
5.60%, 03/30/2028(b)	47,000	48,315
5.35%, 03/19/2029(b)	44,000	45,219
5.30%, 01/08/2030(b)	454,000	467,952
5.80%, 04/01/2030(b)	6,000	6,287
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,323,000	2,371,413
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(b)(c)	609,000	614,459
5.10%, 08/03/2028(b)	619,000	634,948
4.85%, 01/11/2029(b)	537,000	547,802
5.13%, 08/01/2034(b)	525,000	535,996
PACCAR Financial Corp.,
4.25%, 06/23/2027	2,932,000	2,952,810
4.60%, 01/10/2028	31,000	31,498
4.00%, 09/26/2029	426,000	426,646
Toyota Motor Credit Corp.,
5.40%, 11/20/2026	440,000	446,559
4.63%, 01/12/2028	20,000	20,293
4.55%, 08/09/2029	172,000	174,826
5.55%, 11/20/2030	110,000	116,794
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	699,000	701,562
4.90%, 08/14/2026(b)	644,000	646,069
5.30%, 03/22/2027(b)	724,000	733,081
5.25%, 03/22/2029(b)	697,000	711,363
4.95%, 08/15/2029(b)	724,000	733,073
5.60%, 03/22/2034(b)	730,000	749,786
		40,900,800
Automotive Parts & Equipment–0.18%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)	3,280,000	3,287,980
4.50%, 08/11/2030(b)	580,000	582,492
5.20%, 08/11/2035(b)	1,556,000	1,572,203
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	47,000	47,622
5.00%, 02/15/2029(b)	92,000	94,303
4.90%, 05/01/2033(b)	44,000	44,677
Magna International, Inc. (Canada), 5.88%, 06/01/2035	199,000	210,069
		5,839,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Core Bond Fund

Principal Amount		Value
Automotive Retail–0.01%
AutoZone, Inc.,
5.05%, 07/15/2026	$41,000	$41,267
5.20%, 08/01/2033	40,000	41,205
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	237,000	238,807
		321,279
Biotechnology–0.06%
AbbVie, Inc.,
4.80%, 03/15/2027	508,000	513,311
4.65%, 03/15/2028	100,000	101,519
4.80%, 03/15/2029	301,000	308,048
4.95%, 03/15/2031	300,000	310,319
5.05%, 03/15/2034	157,000	161,569
5.40%, 03/15/2054	125,000	124,433
5.50%, 03/15/2064	140,000	140,321
Amgen, Inc.,
5.15%, 03/02/2028	44,000	44,990
5.25%, 03/02/2030	14,000	14,534
Gilead Sciences, Inc.,
5.25%, 10/15/2033	28,000	29,433
5.55%, 10/15/2053	27,000	27,369
		1,775,846
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	110,000	113,758
Broadcasting–0.01%
Paramount Global,
5.85%, 09/01/2043	170,000	153,000
4.95%, 05/19/2050	170,000	132,921
		285,921
Broadline Retail–0.07%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	400,000	348,826
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(b)	1,825,000	1,925,397
		2,274,223
Building Products–0.33%
Amrize Finance US LLC,
4.60%, 04/07/2027(b)	445,000	447,898
4.70%, 04/07/2028(b)	630,000	637,168
4.95%, 04/07/2030(b)	306,000	313,358
Carrier Global Corp., 5.90%, 03/15/2034	21,000	22,614
CRH America Finance, Inc.,
4.40%, 02/09/2031	2,964,000	2,961,658
5.00%, 02/09/2036	4,161,000	4,171,119
5.60%, 02/09/2056	1,282,000	1,281,858
Owens Corning, 5.95%, 06/15/2054	700,000	719,010
		10,554,683
Principal Amount		Value
Cable & Satellite–0.18%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.75%, 02/15/2028	$440,000	$433,486
2.30%, 02/01/2032	200,000	170,739
6.65%, 02/01/2034	79,000	83,538
5.85%, 12/01/2035	1,561,000	1,557,368
6.70%, 12/01/2055	1,484,000	1,464,450
Comcast Corp.,
5.50%, 11/15/2032	20,000	21,074
4.80%, 05/15/2033	300,000	301,452
6.05%, 05/15/2055	1,600,000	1,617,589
Cox Communications, Inc., 5.70%, 06/15/2033(b)	12,000	12,229
		5,661,925
Cargo Ground Transportation–0.04%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	19,000	19,129
5.35%, 01/12/2027(b)	22,000	22,250
5.70%, 02/01/2028(b)	25,000	25,710
5.55%, 05/01/2028(b)	40,000	41,183
6.05%, 08/01/2028(b)	41,000	42,790
5.25%, 02/01/2030(b)	832,000	858,765
Ryder System, Inc., 4.90%, 12/01/2029	274,000	280,721
		1,290,548
Casinos & Gaming–0.01%
Las Vegas Sands Corp., 5.63%, 06/15/2028	200,000	204,548
Commercial & Residential Mortgage Finance–0.11%
Aviation Capital Group LLC,
6.75%, 10/25/2028(b)	96,000	101,968
4.80%, 10/24/2030(b)	2,482,000	2,482,188
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	631,000	643,934
Radian Group, Inc., 6.20%, 05/15/2029	127,000	132,797
		3,360,887
Computer & Electronics Retail–0.05%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	1,154,000	1,179,480
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	310,000	312,918
Leidos, Inc., 5.75%, 03/15/2033	23,000	24,311
		1,516,709
Construction Machinery & Heavy Transportation Equipment– 0.32%
Caterpillar, Inc.,
2.60%, 09/19/2029	500,000	476,383
5.20%, 05/15/2035(c)	726,000	754,486
5.50%, 05/15/2055	170,000	174,985
Cummins, Inc.,
4.70%, 02/15/2031	1,857,000	1,892,759
5.30%, 05/09/2035	607,000	628,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Core Bond Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Komatsu Finance America, Inc.,
5.50%, 10/06/2027(b)	$637,000	$652,902
4.20%, 09/18/2030(b)	2,560,000	2,553,361
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	937,000	958,692
5.50%, 05/29/2035	1,988,000	2,065,091
		10,157,650
Consumer Finance–0.93%
American Express Co.,
5.65%, 04/23/2027(d)	285,000	286,922
4.73%, 04/25/2029(d)	618,000	627,479
5.31% (SOFR + 1.26%), 04/25/2029(e)	1,905,000	1,929,165
4.35%, 07/20/2029(d)	3,178,000	3,197,842
4.88% (SOFR + 0.81%), 07/20/2029(e)	4,736,000	4,743,641
5.53%, 04/25/2030(d)	257,000	268,273
5.02%, 04/25/2031(d)	1,365,000	1,404,122
4.99%, 05/26/2033(d)	220,000	224,973
4.92%, 07/20/2033(d)	2,163,000	2,204,369
4.80%, 10/24/2036(d)	10,163,000	10,050,500
Capital One Financial Corp.,
4.49%, 09/11/2031(d)	2,307,000	2,290,703
5.20%, 09/11/2036(d)	1,929,000	1,917,039
General Motors Financial Co., Inc., 5.40%, 04/06/2026	10,000	10,045
Synchrony Financial, 5.02%, 07/29/2029(d)	346,000	348,712
		29,503,785
Consumer Staples Merchandise Retail–0.03%
Dollar General Corp., 5.50%, 11/01/2052	13,000	12,579
Target Corp., 4.50%, 09/15/2032	18,000	18,124
Walmart, Inc.,
3.25%, 07/08/2029	880,000	862,836
4.50%, 04/15/2053	60,000	53,801
		947,340
Data Center REITs–0.01%
Equinix, Inc., 3.20%, 11/18/2029	200,000	191,963
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	7,000	7,107
Constellation Brands, Inc.,
4.80%, 05/01/2030	204,000	207,062
4.90%, 05/01/2033	6,000	6,041
4.95%, 11/01/2035	933,000	918,908
Diageo Capital PLC (United Kingdom), 5.50%, 01/24/2033	200,000	211,337
		1,350,455
Principal Amount		Value
Distributors–0.02%
Genuine Parts Co.,
6.50%, 11/01/2028	$47,000	$49,534
4.95%, 08/15/2029	510,000	515,938
6.88%, 11/01/2033	77,000	85,487
		650,959
Diversified Banks–6.61%
Banco Santander S.A. (Spain),
3.80%, 02/23/2028	200,000	198,040
5.55%, 03/14/2028(d)	800,000	812,960
4.18%, 03/24/2028(d)	400,000	399,502
5.15% (SOFR + 1.12%), 11/06/2030(e)	4,400,000	4,404,847
5.13%, 11/06/2035	5,000,000	5,007,548
Bank of America Corp.,
3.82%, 01/20/2028(d)	400,000	398,505
4.95%, 07/22/2028(d)	6,000	6,082
4.88% (SOFR + 0.83%), 01/24/2029(e)	444,000	445,039
5.20%, 04/25/2029(d)	52,000	53,263
4.62%, 05/09/2029(d)	783,000	792,640
5.82%, 09/15/2029(d)	79,000	82,464
5.06% (SOFR + 1.01%), 01/24/2031(e)	394,000	394,521
5.16%, 01/24/2031(d)	213,000	219,978
5.52%, 10/25/2035(d)	200,000	205,116
2.48%, 09/21/2036(d)	220,000	191,771
3.85%, 03/08/2037(d)	220,000	206,496
Series RR, 4.38%(d)(f)	2,564,000	2,525,551
Bank of Montreal (Canada), 5.30%, 06/05/2026	26,000	26,182
Bank of New York Mellon (The),
4.59%, 04/20/2027(d)	947,000	948,997
4.78% (SOFR + 0.71%), 04/20/2027(e)	963,000	964,523
4.73%, 04/20/2029(d)	804,000	817,175
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)	809,000	834,839
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	708,000	750,916
8.00%, 01/27/2084(d)	649,000	693,144
6.88%, 10/27/2085(d)	5,555,000	5,609,687
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)	3,493,000	3,530,746
Barclays PLC (United Kingdom),
5.83%, 05/09/2027(d)	200,000	201,586
6.50%, 09/13/2027(d)	400,000	407,401
4.48%, 11/11/2029(d)	3,151,000	3,156,844
5.37%, 02/25/2031(d)	666,000	687,101
7.44%, 11/02/2033(d)	200,000	229,590
5.86%, 08/11/2046(d)	1,685,000	1,746,523
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	798,000	805,208
5.72% (SOFR + 1.43%), 05/09/2029(b)(e)	1,620,000	1,634,267
5.09%, 05/09/2031(b)(d)	1,610,000	1,637,835
BPCE S.A. (France), 6.92%, 01/14/2046(b)(d)	757,000	814,186
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(d)	1,032,000	1,045,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Citibank N.A., 4.93%, 08/06/2026	$950,000	$955,838
Citigroup, Inc.,
5.43% (SOFR + 1.14%), 05/07/2028(e)	1,702,000	1,713,432
5.17%, 02/13/2030(d)	80,000	82,123
4.54%, 09/19/2030(d)	542,000	545,657
4.41%, 03/31/2031(d)	300,000	299,659
5.75% (SOFR + 1.46%), 05/07/2031(e)	1,990,000	2,022,856
4.50%, 09/11/2031(d)	3,286,000	3,290,702
6.17%, 05/25/2034(d)	72,000	76,487
5.17%, 09/11/2036(d)	5,323,000	5,391,308
5.41%, 09/19/2039(d)	396,000	398,381
5.61%, 03/04/2056(d)	1,071,000	1,087,802
Series W, 4.00%(d)(f)	1,817,000	1,815,902
Comerica, Inc., 5.98%, 01/30/2030(d)	34,000	35,379
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	1,473,000	1,477,171
3.96%, 10/17/2028	2,603,000	2,604,240
5.25%, 05/24/2041	400,000	404,357
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(d)	1,041,000	1,067,761
4.82%, 09/25/2033(b)(d)	4,711,000	4,685,181
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	12,000	11,693
6.34%, 07/27/2029(d)	5,000	5,258
4.77%, 07/28/2030(d)	25,000	25,271
4.90%, 09/06/2030(d)	300,000	304,297
5.63%, 01/29/2032(d)	25,000	26,176
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	686,000	688,594
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	972,000	984,288
5.60%, 05/17/2028(d)	751,000	765,609
5.21%, 08/11/2028(d)	630,000	640,163
5.30% (SOFR + 1.04%), 11/19/2028(e)	1,172,000	1,178,003
5.55%, 03/04/2030(d)	200,000	207,274
5.29%, 11/19/2030(d)	848,000	874,818
5.56% (SOFR + 1.29%), 11/19/2030(e)	1,135,000	1,144,790
5.13%, 03/03/2031(d)	788,000	806,520
5.24%, 05/13/2031(d)	1,359,000	1,398,672
5.86% (SOFR + 1.57%), 05/13/2031(c)(e)	1,908,000	1,944,416
2.36%, 08/18/2031(d)	300,000	272,207
4.62%, 11/06/2031(d)	1,353,000	1,355,396
7.40%, 11/13/2034(d)	625,000	713,084
5.72%, 03/04/2035(d)	220,000	232,074
5.79%, 05/13/2036(d)	220,000	232,262
5.74%, 09/10/2036(d)	1,618,000	1,654,141
5.13%, 11/06/2036(d)	2,616,000	2,617,327
6.33%, 03/09/2044(d)	1,041,000	1,150,011
6.88%(d)(f)	720,000	745,566
HSBC USA, Inc., 4.65%, 06/03/2028	1,388,000	1,406,619
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	790,000	815,127
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
4.25%, 10/01/2027	$110,000	$110,637
3.63%, 12/01/2027	110,000	109,121
5.57%, 04/22/2028(d)	204,000	208,183
4.85%, 07/25/2028(d)	7,000	7,090
4.85% (SOFR + 0.80%), 01/24/2029(e)	697,000	698,384
4.92%, 01/24/2029(d)	189,000	192,383
5.30%, 07/24/2029(d)	52,000	53,545
6.09%, 10/23/2029(d)	73,000	76,947
5.01%, 01/23/2030(d)	44,000	45,077
5.58%, 04/22/2030(d)	162,000	169,086
5.00%, 07/22/2030(d)	318,000	326,316
4.60%, 10/22/2030(d)	538,000	545,298
5.14%, 01/24/2031(d)	437,000	451,625
5.10%, 04/22/2031(c)(d)	736,000	760,350
4.26%, 10/22/2031(d)	3,907,000	3,894,230
2.55%, 11/08/2032(d)	220,000	197,821
4.59%, 04/26/2033(d)	5,000	5,021
5.72%, 09/14/2033(d)	21,000	22,311
4.81%, 10/22/2036(d)	5,389,000	5,373,911
5.53%, 11/29/2045(d)	670,000	690,679
Series NN, 6.88%(d)(f)	156,000	164,578
KeyBank N.A., 5.85%, 11/15/2027	936,000	963,584
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031	1,631,000	1,628,628
4.98%, 08/11/2033(d)	200,000	203,121
4.94%, 11/04/2036	5,298,000	5,243,405
6.63%(d)(f)	2,398,000	2,385,544
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(d)	699,000	709,363
5.26%, 04/17/2030(d)	640,000	661,519
5.16%, 04/24/2031(d)	805,000	830,763
5.54% (SOFR + 1.48%), 04/24/2031(e)	779,000	793,084
4.53%, 09/12/2031(d)	1,576,000	1,583,134
5.19%, 09/12/2036(d)	3,325,000	3,396,095
6.35%(d)(f)	5,481,000	5,624,882
8.20%(d)(f)	4,274,000	4,725,125
Mizuho Financial Group, Inc. (Japan),
4.02%, 03/05/2028	400,000	400,369
5.78%, 07/06/2029(d)	781,000	812,608
5.38%, 05/26/2030(d)	400,000	414,295
5.38%, 07/10/2030(d)	599,000	621,090
4.71%, 07/08/2031(d)	1,597,000	1,616,585
5.34% (SOFR + 1.25%), 07/08/2031(e)	1,630,000	1,643,825
5.32%, 07/08/2036(d)	2,426,000	2,502,755
Morgan Stanley Bank N.A.,
4.75%, 04/21/2026	840,000	842,108
4.45%, 10/15/2027(d)	1,202,000	1,205,063
4.95%, 01/14/2028(d)	850,000	857,619
4.98% (SOFR + 0.90%), 01/12/2029(e)	868,000	870,557
5.02%, 01/12/2029(d)	850,000	864,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(d)	$1,810,000	$1,819,403
4.85% (SOFR + 0.77%), 07/06/2028(e)	4,399,000	4,410,214
4.73%, 07/18/2031(d)	1,737,000	1,764,640
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	837,000	856,131
5.00%, 05/30/2028(b)	928,000	951,193
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)	4,783,000	4,785,846
6.75%(b)(d)(f)	1,475,000	1,524,079
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	763,000	779,577
PNC Bank N.A., 4.78%, 01/15/2027(d)	1,064,000	1,064,998
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	99,000	101,241
5.58%, 06/12/2029(d)	56,000	57,958
4.90%, 05/13/2031(d)	1,501,000	1,531,835
5.07%, 01/24/2034(d)	110,000	112,274
5.37%, 07/21/2036(d)	1,304,000	1,340,046
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	34,000	34,938
7.50%, 05/02/2084(d)	793,000	843,508
6.50%, 11/24/2085(d)	1,994,000	1,991,833
Santander UK Group Holdings PLC (United Kingdom), 5.14%, 09/22/2036(d)	1,632,000	1,618,056
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	788,000	797,651
6.75%, 02/08/2028(b)(d)	783,000	805,675
7.02%, 02/08/2030(b)(d)	785,000	846,524
5.01%, 10/15/2030(b)(d)	756,000	770,271
5.24%, 05/13/2031(b)(d)	895,000	921,151
5.95% (SOFR + 1.68%), 05/13/2031(b)(e)	909,000	929,668
2.68%, 06/29/2032(b)(d)	1,468,000	1,319,241
5.40%, 08/12/2036(b)(d)	4,356,000	4,430,773
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	757,000	760,972
5.65%, 09/14/2026(b)	650,000	658,772
5.20%, 03/07/2027(b)	734,000	745,519
5.55%, 09/14/2028(b)	637,000	663,053
5.20%, 03/07/2029(b)	684,000	705,747
4.35%, 09/11/2030(b)	1,627,000	1,634,845
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(d)	1,088,000	1,106,368
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	500,000	511,139
2.45%, 01/12/2032	200,000	179,120
4.93%, 10/15/2035	2,379,000	2,385,040
8.13%, 10/31/2082(d)	701,000	741,296
Truist Bank,
4.42%, 07/24/2028(d)	3,275,000	3,288,287
4.82% (SOFR + 0.77%), 07/24/2028(e)	4,336,000	4,341,920
2.25%, 03/11/2030	250,000	228,559
Principal Amount		Value
Diversified Banks–(continued)
U.S. Bancorp,
5.78%, 06/12/2029(d)	$110,000	$114,264
4.97%, 07/22/2033(d)	110,000	110,334
UBS AG (Switzerland), 5.65%, 09/11/2028	751,000	784,751
Wells Fargo & Co.,
4.83% (SOFR + 0.78%), 01/24/2028(e)	780,000	782,199
5.71%, 04/22/2028(d)	133,000	135,932
4.15%, 01/24/2029	330,000	330,233
5.42% (SOFR + 1.37%), 04/23/2029(e)	923,000	936,028
5.57%, 07/25/2029(d)	37,000	38,301
6.30%, 10/23/2029(d)	50,000	52,900
5.20%, 01/23/2030(d)	57,000	58,661
5.15%, 04/23/2031(d)	1,318,000	1,359,528
4.61%, 04/25/2053(d)	12,000	10,539
7.63%(d)(f)	42,000	44,891
Series W, 4.90%, 01/24/2028(d)	301,000	303,562
Series BB, 3.90%(d)(f)	764,000	759,450
Westpac Banking Corp. (Australia),
4.92% (SOFR + 0.82%), 07/01/2030(e)	1,170,000	1,181,762
6.82%, 11/17/2033	142,000	159,584
		210,065,118
Diversified Capital Markets–0.42%
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(d)	688,000	702,259
6.82%, 11/20/2029(d)	150,000	160,199
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	626,000	627,484
4.75%, 05/12/2028(b)(d)	756,000	762,090
5.43%, 02/08/2030(b)(d)	749,000	775,177
4.40%, 09/23/2031(b)(d)	1,947,000	1,940,379
5.01%, 03/23/2037(b)(d)	1,947,000	1,938,871
6.60%(b)(d)(f)	2,128,000	2,131,137
7.00%(b)(d)(f)	1,635,000	1,652,892
7.13%(b)(d)(f)	770,000	784,180
Series 28, 9.25%(b)(d)(f)	797,000	869,627
Series 33, 9.25%(b)(d)(f)	792,000	928,207
		13,272,502
Diversified Financial Services–0.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.10%, 01/19/2029	547,000	559,687
6.50%, 01/31/2056(d)	987,000	1,020,585
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	1,054,000	1,062,385
Apollo Global Management, Inc.,
6.38%, 11/15/2033	68,000	74,992
5.15%, 08/12/2035	1,773,000	1,785,891
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	561,000	566,951
6.38%, 05/04/2028(b)	43,000	44,825
4.95%, 10/15/2032(b)	5,606,000	5,535,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Core Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
BlackRock Funding, Inc.,
4.70%, 03/14/2029	$110,000	$112,469
4.90%, 01/08/2035	86,000	88,322
5.35%, 01/08/2055	100,000	99,835
Blackstone Reg Finance Co. L.L.C.,
4.30%, 11/03/2030	1,337,000	1,333,019
4.95%, 02/15/2036	1,410,000	1,400,574
Citadel Finance LLC, 5.90%, 02/10/2030(b)	1,746,000	1,764,460
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	997,000	1,020,718
6.20%, 06/18/2035(b)	871,000	914,225
Corebridge Financial, Inc.,
3.90%, 04/05/2032	120,000	114,279
6.05%, 09/15/2033	54,000	57,672
5.75%, 01/15/2034	89,000	93,266
LPL Holdings, Inc.,
5.70%, 05/20/2027	211,000	215,054
5.20%, 03/15/2030	656,000	670,440
5.15%, 06/15/2030	513,000	522,558
5.65%, 03/15/2035	606,000	618,926
5.75%, 06/15/2035	335,000	344,553
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	4,936,000	4,939,373
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	3,253,000	3,344,517
		28,305,031
Diversified Metals & Mining–0.21%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	108,000	111,161
5.25%, 09/08/2030	71,000	74,026
5.25%, 09/08/2033	513,000	534,595
5.75%, 09/05/2055	1,169,000	1,221,490
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	814,000	827,619
5.37%, 04/04/2029(b)	103,000	106,245
5.19%, 04/01/2030(b)	562,000	578,688
5.63%, 04/04/2034(b)	77,000	80,332
5.67%, 04/01/2035(b)	500,000	522,183
5.89%, 04/04/2054(b)	75,000	76,717
6.14%, 04/01/2055(b)	264,000	277,282
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	400,000	439,719
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	393,000	395,604
4.50%, 03/14/2028	97,000	98,125
4.88%, 03/14/2030	573,000	588,327
5.00%, 03/14/2032	338,000	348,668
5.25%, 03/14/2035	100,000	103,487
5.75%, 03/14/2055	151,000	156,307
5.88%, 03/14/2065	264,000	276,697
		6,817,272
Diversified REITs–0.02%
ERP Operating L.P., 4.95%, 06/15/2032	410,000	420,315
Principal Amount		Value
Diversified REITs–(continued)
VICI Properties L.P.,
5.75%, 04/01/2034	$37,000	$38,280
6.13%, 04/01/2054	44,000	44,515
		503,110
Diversified Support Services–0.03%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	60,000	63,481
5.04%, 03/25/2030(b)	749,000	765,341
		828,822
Electric Utilities–2.77%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	2,489,000	2,478,619
5.70%, 05/15/2034	503,000	525,304
5.85%, 10/15/2055	2,151,000	2,152,284
AEP Transmission Co. LLC, 5.38%, 06/15/2035	202,000	209,349
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	1,946,000	1,947,928
5.85%, 11/15/2033	25,000	26,898
5.10%, 04/02/2035	142,000	145,261
Alliant Energy Corp., 5.75%, 04/01/2056(d)	943,000	947,074
American Electric Power Co., Inc.,
5.75%, 11/01/2027	19,000	19,586
5.20%, 01/15/2029	76,000	78,459
Series C, 5.80%, 03/15/2056(d)	2,975,000	2,983,110
Series D, 6.05%, 03/15/2056(d)	1,402,000	1,420,962
Arizona Public Service Co., 5.90%, 08/15/2055	2,110,000	2,177,252
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	423,000	441,258
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	611,000	622,840
6.19%, 06/01/2035(b)	806,000	844,335
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	415,000	424,721
5.05%, 03/01/2035	125,000	126,601
Commonwealth Edison Co.,
3.70%, 08/15/2028	400,000	398,084
5.95%, 06/01/2055	477,000	509,692
Connecticut Light and Power Co. (The), 4.95%, 08/15/2034	49,000	49,756
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	38,000	40,099
5.90%, 11/15/2053	55,000	57,887
Constellation Energy Generation LLC,
6.13%, 01/15/2034	25,000	27,214
6.50%, 10/01/2053	25,000	27,692
5.75%, 03/15/2054	100,000	101,578
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	320,000	329,071
5.25%, 03/15/2035	465,000	482,171
5.35%, 01/15/2053	29,000	28,618
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Corp.,
4.85%, 01/05/2029	$77,000	$78,477
4.95%, 09/15/2035	2,101,000	2,090,413
5.00%, 08/15/2052	10,000	9,044
Duke Energy Indiana LLC,
5.40%, 04/01/2053	29,000	28,451
5.90%, 05/15/2055	327,000	344,458
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	627,000	647,559
6.38%, 01/13/2055(b)	3,666,000	3,846,052
Entergy Louisiana LLC,
5.15%, 09/15/2034	126,000	129,532
5.80%, 03/15/2055	291,000	300,083
Entergy Texas, Inc., 5.25%, 04/15/2035	305,000	314,408
Evergy Metro, Inc.,
4.95%, 04/15/2033	29,000	29,644
5.13%, 08/15/2035	1,707,000	1,732,841
Exelon Corp.,
5.15%, 03/15/2029	86,000	88,479
5.13%, 03/15/2031	823,000	851,443
5.45%, 03/15/2034	64,000	66,674
5.60%, 03/15/2053	74,000	72,960
5.88%, 03/15/2055	607,000	622,226
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	7,000	7,159
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	258,000	259,781
5.00%, 01/15/2035	126,000	126,403
Florida Power & Light Co.,
4.80%, 05/15/2033	20,000	20,447
5.80%, 03/15/2065	446,000	470,052
Georgia Power Co.,
4.65%, 05/16/2028	20,000	20,306
4.00%, 10/01/2028	4,141,000	4,138,987
4.95%, 05/17/2033	23,000	23,492
Louisville Gas and Electric Co., 5.85%, 08/15/2055	591,000	609,387
MidAmerican Energy Co.,
5.35%, 01/15/2034	21,000	21,979
5.85%, 09/15/2054	36,000	38,013
5.30%, 02/01/2055	82,000	79,939
National Rural Utilities Cooperative Finance Corp.,
4.12%, 09/16/2027	775,000	777,745
4.85%, 02/07/2029	146,000	149,376
5.00%, 02/07/2031	139,000	143,447
5.80%, 01/15/2033	6,000	6,442
5.00%, 08/15/2034	421,000	430,041
Series D, 4.15%, 08/25/2028	1,536,000	1,539,599
New England Power Co., 5.85%, 09/08/2055(b)	938,000	957,929
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	28,000	28,271
4.69%, 09/01/2027	3,781,000	3,822,862
4.85%, 02/04/2028	133,000	135,443
4.90%, 03/15/2029	225,000	230,506
6.70%, 09/01/2054(d)	200,000	208,278
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	1,600,000	1,613,430
5.29%, 01/17/2034(b)	55,000	56,233
Principal Amount		Value
Electric Utilities–(continued)
Northern States Power Co., 5.65%, 05/15/2055	$686,000	$708,288
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	3,351,000	3,344,539
5.41%, 10/15/2035(b)	2,634,000	2,629,969
OGE Energy Corp., 5.45%, 05/15/2029	800,000	831,322
Oglethorpe Power Corp., 5.90%, 02/01/2055	232,000	234,738
Ohio Power Co., 5.65%, 06/01/2034	108,000	113,039
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	421,000	423,600
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027(b)	819,000	824,991
4.65%, 11/01/2029	489,000	497,574
4.15%, 06/01/2032	110,000	107,929
4.55%, 09/15/2032	110,000	110,252
5.65%, 11/15/2033	53,000	56,460
5.80%, 04/01/2055(b)	780,000	805,642
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	110,000	114,791
5.55%, 05/15/2029	110,000	113,291
3.25%, 06/01/2031	440,000	406,563
4.40%, 03/01/2032	220,000	214,084
6.70%, 04/01/2053	110,000	118,025
PacifiCorp,
5.10%, 02/15/2029	106,000	108,858
5.30%, 02/15/2031	86,000	89,352
5.45%, 02/15/2034	87,000	89,493
5.80%, 01/15/2055	68,000	66,517
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	156,000	158,428
5.15%, 05/15/2030	385,000	396,871
PPL Capital Funding, Inc., 5.25%, 09/01/2034	57,000	58,533
PPL Electric Utilities Corp., 5.55%, 08/15/2055	834,000	847,547
PSEG Power LLC, 5.20%, 05/15/2030(b)	670,000	687,482
Public Service Co. of Colorado,
5.35%, 05/15/2034	200,000	206,736
5.25%, 04/01/2053	25,000	23,887
RWE Finance US LLC (Germany),
5.13%, 09/18/2035(b)	1,716,000	1,693,741
5.88%, 09/18/2055(b)	1,800,000	1,774,605
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	46,000	44,466
5.55%, 04/15/2054	165,000	163,953
Sierra Pacific Power Co.,
5.90%, 03/15/2054	18,000	18,392
6.20%, 12/15/2055(d)	1,073,000	1,072,813
Southern California Edison Co.,
2.75%, 02/01/2032	110,000	97,331
3.65%, 02/01/2050	700,000	494,347
5.75%, 04/15/2054	110,000	105,354
Southern Co. (The),
5.70%, 10/15/2032	6,000	6,369
4.85%, 03/15/2035	165,000	163,480
Southwestern Electric Power Co., 5.30%, 04/01/2033	26,000	26,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Southwestern Public Service Co., 6.00%, 06/01/2054	$200,000	$208,687
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	350,000	359,512
Tucson Electric Power Co., 5.20%, 09/15/2034	200,000	204,702
Union Electric Co.,
5.20%, 04/01/2034	182,000	188,270
5.25%, 04/15/2035	413,000	427,234
5.13%, 03/15/2055	185,000	175,465
Virginia Electric and Power Co.,
5.00%, 04/01/2033	21,000	21,434
Series C, 4.90%, 09/15/2035	2,613,000	2,606,531
Series D, 5.60%, 09/15/2055	3,663,000	3,671,704
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	350,000	352,623
4.30%, 10/15/2028(b)	6,522,000	6,501,480
4.60%, 10/15/2030(b)	2,086,000	2,073,869
6.95%, 10/15/2033(b)	45,000	50,093
6.00%, 04/15/2034(b)	87,000	91,334
5.70%, 12/30/2034(b)	309,000	317,665
5.25%, 10/15/2035(b)	2,411,000	2,396,424
Wisconsin Electric Power Co., 4.15%, 10/15/2030	1,439,000	1,434,363
Xcel Energy, Inc.,
4.75%, 03/21/2028	164,000	166,184
3.40%, 06/01/2030	110,000	105,664
		88,195,457
Electrical Components & Equipment–0.04%
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	630,000	636,147
5.25%, 04/30/2032(b)	598,000	611,259
		1,247,406
Electronic Components–0.65%
Amphenol Corp.,
3.80%, 11/15/2027	6,901,000	6,881,476
4.38%, 06/12/2028	2,642,000	2,664,546
4.13%, 11/15/2030	3,579,000	3,551,439
4.40%, 02/15/2033	3,769,000	3,728,112
5.00%, 01/15/2035	205,000	209,231
5.38%, 11/15/2054	137,000	135,969
5.30%, 11/15/2055	3,508,000	3,416,309
		20,587,082
Electronic Equipment & Instruments–0.02%
Keysight Technologies, Inc., 5.35%, 07/30/2030	619,000	643,467
Electronic Manufacturing Services–0.00%
Jabil, Inc., 3.00%, 01/15/2031	100,000	92,435
Environmental & Facilities Services–0.04%
Republic Services, Inc.,
4.88%, 04/01/2029	103,000	105,574
5.00%, 12/15/2033	59,000	60,981
5.00%, 04/01/2034	6,000	6,169
Rollins, Inc., 5.25%, 02/24/2035	207,000	210,657
Veralto Corp.,
5.50%, 09/18/2026	207,000	209,295
5.35%, 09/18/2028	65,000	67,192
Principal Amount		Value
Environmental & Facilities Services–(continued)
Waste Connections, Inc., 4.20%, 01/15/2033	$120,000	$117,793
Waste Management, Inc., 5.35%, 10/15/2054	511,000	504,305
		1,281,966
Financial Exchanges & Data–0.06%
Intercontinental Exchange, Inc.,
3.63%, 09/01/2028	110,000	108,807
5.25%, 06/15/2031	110,000	114,956
4.60%, 03/15/2033	4,000	4,035
4.95%, 06/15/2052	6,000	5,638
5.20%, 06/15/2062	25,000	23,706
MSCI, Inc., 5.25%, 09/01/2035	1,571,000	1,577,453
Nasdaq, Inc.,
5.35%, 06/28/2028	17,000	17,544
5.55%, 02/15/2034	16,000	16,799
5.95%, 08/15/2053	7,000	7,365
6.10%, 06/28/2063	22,000	23,336
		1,899,639
Food Distributors–0.24%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	5,483,000	5,528,506
5.15%, 08/04/2035	1,696,000	1,719,381
Sysco Corp., 5.10%, 09/23/2030	269,000	277,425
		7,525,312
Food Retail–0.29%
Alimentation Couche-Tard, Inc. (Canada),
4.15%, 09/29/2028(b)	5,141,000	5,143,597
5.08%, 09/29/2035(b)	3,229,000	3,240,827
Kroger Co. (The),
5.00%, 09/15/2034	306,000	308,668
5.65%, 09/15/2064	477,000	465,303
		9,158,395
Forest Products–0.04%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	740,000	745,519
4.95%, 06/30/2032(b)	572,000	586,704
		1,332,223
Gas Utilities–0.26%
Atmos Energy Corp.,
5.90%, 11/15/2033	31,000	33,583
5.20%, 08/15/2035	1,413,000	1,454,963
6.20%, 11/15/2053	28,000	30,906
5.45%, 01/15/2056	2,083,000	2,066,493
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	440,000	390,758
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	26,000	27,085
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	975,000	993,805
5.75%, 05/28/2035(b)	878,000	915,590
6.50%, 05/28/2055(b)	1,146,000	1,235,451
Southern California Gas Co.,
2.95%, 04/15/2027	110,000	108,273
5.20%, 06/01/2033	110,000	113,808
5.75%, 06/01/2053	200,000	202,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Core Bond Fund

Principal Amount		Value
Gas Utilities–(continued)
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	$559,000	$570,007
Southwest Gas Corp., 5.45%, 03/23/2028	20,000	20,553
		8,164,131
Gold–0.11%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	3,428,000	3,433,576
Health Care Distributors–0.21%
Cardinal Health, Inc.,
4.50%, 09/15/2030	760,000	764,275
5.45%, 02/15/2034	44,000	45,796
5.15%, 09/15/2035	622,000	628,363
Cencora, Inc., 5.13%, 02/15/2034	44,000	45,223
McKesson Corp.,
4.25%, 09/15/2029	169,000	169,604
4.65%, 05/30/2030	1,882,000	1,912,850
4.95%, 05/30/2032	1,132,000	1,161,669
5.10%, 07/15/2033	16,000	16,536
5.25%, 05/30/2035	1,923,000	1,986,434
		6,730,750
Health Care Equipment–0.12%
Becton, Dickinson and Co., 4.69%, 02/13/2028	19,000	19,206
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	1,344,000	1,369,899
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	307,000	310,767
5.40%, 03/20/2034	153,000	158,327
Stryker Corp.,
4.55%, 02/10/2027	432,000	434,839
4.70%, 02/10/2028	168,000	170,354
3.65%, 03/07/2028	200,000	198,807
4.25%, 09/11/2029	518,000	520,337
4.85%, 02/10/2030	569,000	583,740
		3,766,276
Health Care Facilities–0.04%
Adventist Health System, 5.76%, 12/01/2034	71,000	73,523
Universal Health Services, Inc.,
4.63%, 10/15/2029	538,000	539,732
5.05%, 10/15/2034	601,000	589,066
UPMC,
5.04%, 05/15/2033	91,000	93,017
5.38%, 05/15/2043	74,000	73,365
		1,368,703
Health Care REITs–0.06%
Healthpeak OP LLC, 5.38%, 02/15/2035	147,000	150,507
National Health Investors, Inc., 5.35%, 02/01/2033(c)	633,000	626,223
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	1,007,000	1,022,134
		1,798,864
Principal Amount		Value
Health Care Services–0.77%
Cigna Group (The), 4.50%, 09/15/2030	$1,375,000	$1,380,659
CommonSpirit Health,
4.35%, 09/01/2030	1,303,000	1,300,330
2.78%, 10/01/2030	200,000	185,891
5.21%, 12/01/2031	2,008,000	2,074,130
5.32%, 12/01/2034	291,000	297,447
4.83%, 09/01/2035	3,267,000	3,257,584
4.98%, 09/01/2035	1,960,000	1,951,863
5.58%, 09/01/2045	1,049,000	1,043,717
5.55%, 12/01/2054	118,000	115,976
5.66%, 09/01/2055	918,000	915,909
CVS Health Corp.,
6.25%, 06/01/2027	110,000	113,406
4.30%, 03/25/2028	110,000	110,160
5.00%, 01/30/2029	37,000	37,777
5.13%, 02/21/2030	100,000	102,715
3.75%, 04/01/2030	110,000	107,057
5.25%, 01/30/2031	6,000	6,190
2.13%, 09/15/2031	440,000	383,630
5.00%, 09/15/2032	365,000	370,896
5.45%, 09/15/2035	1,877,000	1,917,446
5.88%, 06/01/2053	100,000	98,304
6.20%, 09/15/2055	2,483,000	2,552,141
6.00%, 06/01/2063	14,000	13,849
6.25%, 09/15/2065	1,343,000	1,369,186
HCA, Inc.,
3.13%, 03/15/2027	110,000	108,614
5.00%, 03/01/2028	229,000	233,289
4.30%, 11/15/2030	658,000	654,944
5.45%, 04/01/2031	110,000	114,519
5.45%, 09/15/2034	99,000	101,911
5.75%, 03/01/2035	402,000	421,960
5.90%, 06/01/2053	40,000	39,859
6.20%, 03/01/2055	200,000	207,886
Icon Investments Six DAC,
5.81%, 05/08/2027	729,000	744,441
5.85%, 05/08/2029	628,000	656,292
6.00%, 05/08/2034	748,000	785,113
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	469,000	469,876
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	57,000	36,761
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	89,000	54,046
Quest Diagnostics, Inc., 6.40%, 11/30/2033	36,000	40,025
Sutter Health, Series 2025, 5.54%, 08/15/2035	100,000	105,447
		24,481,246
Health Care Supplies–0.08%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	1,087,000	1,077,830
Solventum Corp.,
5.45%, 02/25/2027	1,303,000	1,322,796
5.40%, 03/01/2029	93,000	96,209
5.60%, 03/23/2034	121,000	125,902
		2,622,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Core Bond Fund

Principal Amount		Value
Highways & Railtracks–0.07%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	$2,104,000	$2,190,236
Home Improvement Retail–0.17%
Home Depot, Inc. (The),
3.75%, 09/15/2028	2,798,000	2,791,301
4.90%, 04/15/2029	103,000	106,048
3.95%, 09/15/2030(c)	1,354,000	1,347,459
4.65%, 09/15/2035	1,102,000	1,091,566
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	4,000	4,004
5.85%, 04/01/2063	67,000	67,825
		5,408,203
Homebuilding–0.04%
Toll Brothers Finance Corp., 5.60%, 06/15/2035(c)	1,137,000	1,166,637
Hotel & Resort REITs–0.04%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	985,000	1,008,990
5.75%, 07/15/2034	52,000	54,349
4.95%, 01/15/2035	143,000	141,474
		1,204,813
Hotels, Resorts & Cruise Lines–0.06%
Expedia Group, Inc., 5.40%, 02/15/2035	391,000	401,094
Marriott International, Inc.,
4.20%, 07/15/2027	1,025,000	1,028,422
4.88%, 05/15/2029	44,000	44,912
4.80%, 03/15/2030	247,000	251,992
5.30%, 05/15/2034	44,000	45,186
5.35%, 03/15/2035	133,000	136,562
		1,908,168
Independent Power Producers & Energy Traders–0.06%
AES Corp. (The), 5.80%, 03/15/2032	1,359,000	1,390,444
NSTAR Electric Co., 3.20%, 05/15/2027	400,000	395,428
		1,785,872
Industrial Conglomerates–0.19%
3M Co.,
2.25%, 09/19/2026	500,000	492,577
5.15%, 03/15/2035	300,000	308,586
Honeywell International, Inc.,
4.88%, 09/01/2029	183,000	188,465
4.95%, 09/01/2031	229,000	236,840
5.00%, 02/15/2033	3,000	3,091
5.00%, 03/01/2035	106,000	108,072
5.35%, 03/01/2064	232,000	225,581
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)	1,645,000	1,662,348
4.60%, 05/28/2030(b)	763,000	777,232
4.90%, 05/28/2032(b)	601,000	618,793
5.20%, 05/28/2035(b)	654,000	678,223
5.90%, 05/28/2065(b)	680,000	734,372
		6,034,180
Principal Amount		Value
Industrial Gases–0.08%
Air Products and Chemicals, Inc.,
4.30%, 06/11/2028	$2,495,000	$2,516,535
2.05%, 05/15/2030	200,000	183,184
		2,699,719
Industrial Machinery & Supplies & Components–0.04%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	168,000	170,558
5.40%, 08/14/2028	6,000	6,199
Nordson Corp.,
5.60%, 09/15/2028	28,000	29,033
5.80%, 09/15/2033	35,000	37,477
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	31,000	32,505
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	943,000	967,735
		1,243,507
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	12,000	12,761
Insurance Brokers–0.02%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	92,000	93,968
5.00%, 02/15/2032	109,000	111,274
5.15%, 02/15/2035	124,000	125,274
6.75%, 02/15/2054	41,000	46,240
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	44,000	46,347
5.45%, 03/15/2053	16,000	15,927
5.70%, 09/15/2053	42,000	43,291
		482,321
Integrated Oil & Gas–0.06%
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	602,000	620,800
Occidental Petroleum Corp.,
5.00%, 08/01/2027	68,000	69,018
5.20%, 08/01/2029	76,000	77,654
6.45%, 09/15/2036	71,000	75,434
6.20%, 03/15/2040	240,000	246,020
4.63%, 06/15/2045	41,000	33,104
4.40%, 04/15/2046	796,000	631,540
		1,753,570
Integrated Telecommunication Services–0.36%
AT&T, Inc.,
5.40%, 02/15/2034	28,000	28,971
6.05%, 08/15/2056	1,706,000	1,754,920
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	200,000	244,737
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	100,000	125,433
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	794,000	809,224
5.39% (SOFR + 1.31%), 07/16/2030(b)(e)	1,367,000	1,392,616
5.50%, 07/16/2035(b)	903,000	941,633
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Core Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
TELUS Corp. (Canada),
6.63%, 10/15/2055(d)	$2,572,000	$2,654,241
7.00%, 10/15/2055(c)(d)	2,537,000	2,708,197
Verizon Communications, Inc.,
2.36%, 03/15/2032	37,000	32,365
5.25%, 04/02/2035(c)	843,000	853,038
		11,545,375
Interactive Media & Services–0.90%
Alphabet, Inc., 5.30%, 05/15/2065	517,000	508,441
Meta Platforms, Inc.,
4.55%, 08/15/2031	134,000	136,046
4.75%, 08/15/2034(c)	335,000	336,697
4.88%, 11/15/2035	9,038,000	9,081,463
5.40%, 08/15/2054	197,000	189,836
5.63%, 11/15/2055	6,766,000	6,720,750
5.75%, 05/15/2063	45,000	44,899
5.55%, 08/15/2064	698,000	676,445
5.75%, 11/15/2065	10,947,000	10,865,361
		28,559,938
Internet Services & Infrastructure–0.67%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	20,075,000	21,430,352
Investment Banking & Brokerage–1.58%
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	300,000	290,609
Brookfield Finance, Inc. (Canada),
5.68%, 01/15/2035	110,000	114,282
5.33%, 01/15/2036	5,802,000	5,847,471
Charles Schwab Corp. (The), Series K, 5.00%(d)(f)	28,000	28,093
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	200,000	229,139
Goldman Sachs Group, Inc. (The),
5.34% (SOFR + 1.29%), 04/23/2028(e)	742,000	748,308
5.73%, 04/25/2030(d)	152,000	158,868
5.05%, 07/23/2030(d)	267,000	273,262
4.69%, 10/23/2030(d)	317,000	321,073
5.21%, 01/28/2031(d)	427,000	440,736
5.22%, 04/23/2031(d)	1,324,000	1,366,634
4.37%, 10/21/2031(d)	5,759,000	5,735,454
3.10%, 02/24/2033(d)	440,000	403,825
4.94%, 10/21/2036(d)	4,195,000	4,176,139
6.25%, 02/01/2041	200,000	220,573
2.91%, 07/21/2042(d)	250,000	185,890
5.73%, 01/28/2056(d)	749,000	775,970
Series W, 7.50%(d)(f)	6,872,000	7,308,290
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
3.95%, 04/23/2027	$100,000	$99,800
5.12%, 02/01/2029(d)	12,000	12,250
4.99%, 04/12/2029(d)	328,000	334,152
5.16%, 04/20/2029(d)	60,000	61,351
5.45%, 07/20/2029(d)	25,000	25,801
6.41%, 11/01/2029(d)	60,000	63,620
5.17%, 01/16/2030(d)	56,000	57,519
4.43%, 01/23/2030(d)	400,000	402,437
5.04%, 07/19/2030(d)	189,000	193,963
4.65%, 10/18/2030(d)	467,000	472,677
5.19%, 04/17/2031(d)	969,000	999,123
5.95%, 01/19/2038(d)	12,000	12,591
Series I, 4.36%, 10/22/2031(d)	5,980,000	5,961,070
4.89%, 10/22/2036(d)	6,441,000	6,408,079
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	1,429,000	1,449,215
5.49%, 06/29/2035	974,000	1,007,223
Raymond James Financial, Inc.,
4.90%, 09/11/2035	2,386,000	2,361,498
5.65%, 09/11/2055	1,754,000	1,730,989
		50,277,974
IT Consulting & Other Services–0.12%
Dell, Inc., 6.50%, 04/15/2038	200,000	218,478
International Business Machines Corp.,
4.65%, 02/10/2028	831,000	843,119
3.50%, 05/15/2029	220,000	215,642
4.80%, 02/10/2030	1,031,000	1,055,680
5.20%, 02/10/2035	494,000	506,098
5.70%, 02/10/2055	1,036,000	1,037,077
		3,876,094
Leisure Products–0.02%
Brunswick Corp., 5.85%, 03/18/2029	70,000	72,342
Mattel, Inc., 5.45%, 11/01/2041	500,000	467,127
		539,469
Life & Health Insurance–2.08%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	561,000	568,808
AIA Group Ltd. (Hong Kong),
4.95%, 03/30/2035(b)	3,641,000	3,690,727
5.40%, 09/30/2054(b)	2,105,000	2,081,289
American National Global Funding, 5.55%, 01/28/2030(b)	222,000	229,154
American National Group, Inc.,
5.75%, 10/01/2029	110,000	113,590
6.00%, 07/15/2035	1,637,000	1,664,261
Athene Global Funding,
5.62%, 05/08/2026(b)	654,000	658,652
4.86%, 08/27/2026(b)	1,048,000	1,053,228
5.52%, 03/25/2027(b)	197,000	200,350
5.58%, 01/09/2029(b)	228,000	234,739
Athene Holding Ltd.,
6.25%, 04/01/2054	96,000	95,716
6.63%, 10/15/2054(d)	150,000	149,520
6.63%, 05/19/2055	1,009,000	1,057,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Core Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	$1,615,000	$1,722,609
Brighthouse Financial, Inc.,
3.70%, 06/22/2027	100,000	98,472
3.85%, 12/22/2051	300,000	196,056
Constellation Global Funding, 4.85%, 10/22/2030(b)	3,418,000	3,397,639
Corebridge Global Funding,
5.41% (SOFR + 1.30%), 09/25/2026(b)(e)	1,236,000	1,244,920
4.65%, 08/20/2027(b)	471,000	475,741
5.90%, 09/19/2028(b)	56,000	58,608
5.20%, 01/12/2029(b)	119,000	122,241
5.20%, 06/24/2029(b)	214,000	219,877
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	9,383,000	9,260,311
Equitable America Global Funding,
4.65%, 06/09/2028(b)	1,764,000	1,783,319
4.95%, 06/09/2030(b)	3,680,000	3,751,906
FWD Group Holdings Ltd. (Hong Kong),
5.25%, 09/22/2030(b)	903,000	913,025
5.84%, 09/22/2035(b)	980,000	1,001,521
GA Global Funding Trust,
4.40%, 09/23/2027(b)	852,000	853,081
5.50%, 01/08/2029(b)	554,000	571,955
4.50%, 09/18/2030(b)	5,827,000	5,751,010
High Street Funding Trust III, 5.81%, 02/15/2055(b)	408,000	409,789
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	2,684,000	2,710,532
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	859,000	867,042
4.63%, 08/18/2030(b)	835,000	838,131
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	9,203,000	8,540,384
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	1,366,000	1,379,669
MetLife, Inc., 5.25%, 01/15/2054	39,000	37,838
New York Life Global Funding, 4.55%, 01/28/2033(b)	32,000	31,997
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	238,000	241,835
4.35%, 09/15/2027(b)	35,000	35,278
4.71%, 01/10/2029(b)	457,000	465,541
Pacific Life Global Funding II,
4.90%, 01/11/2029(b)	654,000	668,941
4.50%, 08/28/2029(b)	915,000	924,410
Pricoa Global Funding I,
4.40%, 08/27/2027(b)	636,000	640,492
4.65%, 08/27/2031(b)	506,000	512,165
Prudential Financial, Inc.,
5.20%, 03/14/2035	796,000	817,988
6.00%, 09/01/2052(d)	200,000	208,687
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	3,574,000	3,606,384
		66,157,107
Principal Amount		Value
Life Sciences Tools & Services–0.01%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	$220,000	$228,097
Managed Health Care–0.04%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	20,000	20,538
5.30%, 02/15/2030	27,000	28,132
5.35%, 02/15/2033	25,000	26,113
4.50%, 04/15/2033	4,000	3,968
5.05%, 04/15/2053	17,000	15,617
5.63%, 07/15/2054	87,000	86,611
6.05%, 02/15/2063	700,000	734,101
5.50%, 04/15/2064	440,000	423,946
		1,339,026
Marine Transportation–0.00%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	33,000	35,279
Metal, Glass & Plastic Containers–0.06%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,116,000	1,151,672
5.44%, 04/03/2034	655,000	678,524
		1,830,196
Movies & Entertainment–0.00%
Netflix, Inc., 5.40%, 08/15/2054	41,000	40,691
Multi-Family Residential REITs–0.03%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	69,000	71,958
Essex Portfolio L.P., 5.50%, 04/01/2034	53,000	55,158
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	234,000	231,889
Mid-America Apartments L.P.,
5.30%, 02/15/2032	307,000	319,469
4.95%, 03/01/2035	200,000	202,128
UDR, Inc.,
3.00%, 08/15/2031	110,000	101,852
5.13%, 09/01/2034	64,000	65,118
		1,047,572
Multi-line Insurance–0.07%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	579,000	600,825
USAA Capital Corp., 4.38%, 06/01/2028(b)	1,480,000	1,495,237
		2,096,062
Multi-Utilities–0.38%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	120,000	120,590
Ameren Illinois Co., 4.95%, 06/01/2033	33,000	33,871
Black Hills Corp., 6.15%, 05/15/2034	63,000	67,565
CenterPoint Energy, Inc., 5.95%, 04/01/2056(d)	3,150,000	3,172,834
CMS Energy Corp., 4.75%, 06/01/2050(d)	110,000	108,389
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Core Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
Dominion Energy, Inc.,
5.38%, 11/15/2032	$39,000	$40,596
6.00%, 02/15/2056(d)	1,841,000	1,865,871
6.20%, 02/15/2056(d)	2,073,000	2,097,529
Series B, 7.00%, 06/01/2054(d)	150,000	163,975
DTE Electric Co.,
5.20%, 03/01/2034	65,000	67,354
5.85%, 05/15/2055	282,000	297,474
DTE Energy Co.,
4.95%, 07/01/2027	116,000	117,436
5.85%, 06/01/2034	45,000	47,863
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	785,000	810,646
5.63%, 04/10/2034(b)	700,000	734,392
5.88%, 04/10/2054(b)	690,000	718,969
NiSource, Inc.,
5.25%, 03/30/2028	7,000	7,178
5.40%, 06/30/2033	3,000	3,117
5.35%, 04/01/2034	230,000	236,699
5.85%, 04/01/2055	393,000	401,492
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	126,000	131,954
6.13%, 10/15/2033	50,000	54,006
Sempra,
6.88%, 10/01/2054(d)	347,000	359,553
6.63%, 04/01/2055(d)	498,000	508,667
WEC Energy Group, Inc.,
5.15%, 10/01/2027	28,000	28,543
4.75%, 01/15/2028	23,000	23,289
		12,219,852
Office REITs–0.05%
Boston Properties L.P.,
3.25%, 01/30/2031	150,000	139,708
6.50%, 01/15/2034	200,000	215,636
COPT Defense Properties L.P., 4.50%, 10/15/2030	594,000	590,775
Cousins Properties L.P.,
5.38%, 02/15/2032	164,000	167,698
5.88%, 10/01/2034	139,000	145,293
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	257,000	272,335
		1,531,445
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	100,000	98,210
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	44,000	43,657
Oil & Gas Exploration & Production–0.14%
ConocoPhillips Co., 5.70%, 09/15/2063	434,000	429,678
Continental Resources, Inc., 4.90%, 06/01/2044	100,000	80,899
Diamondback Energy, Inc.,
5.20%, 04/18/2027	152,000	154,123
5.15%, 01/30/2030	144,000	147,826
5.90%, 04/18/2064	76,000	72,903
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.,
4.40%, 07/15/2028	$677,000	$683,985
5.35%, 01/15/2036	748,000	770,361
5.95%, 07/15/2055	575,000	600,539
EQT Corp., 6.50%, 07/01/2027	100,000	102,381
Ovintiv, Inc., 7.10%, 07/15/2053	500,000	535,031
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	786,000	818,681
		4,396,407
Oil & Gas Refining & Marketing–0.01%
Phillips 66 Co., 5.30%, 06/30/2033	200,000	206,017
Oil & Gas Storage & Transportation–0.68%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	35,000	36,958
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	39,000	39,449
5.10%, 10/01/2031(b)	185,000	188,465
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	352,000	338,451
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	204,000	200,921
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	26,000	27,397
7.38%, 03/15/2055(d)	100,000	106,403
Series NC5, 8.25%, 01/15/2084(d)	16,000	17,193
Energy Transfer L.P.,
6.05%, 12/01/2026	200,000	203,456
6.40%, 12/01/2030	21,000	22,737
5.55%, 05/15/2034	55,000	56,499
5.95%, 05/15/2054	60,000	57,965
6.05%, 09/01/2054	214,000	208,968
Enterprise Products Operating LLC,
4.30%, 06/20/2028	899,000	905,673
5.20%, 01/15/2036	887,000	903,701
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	1,018,000	1,059,746
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	1,953,000	2,003,286
Kinder Morgan, Inc.,
5.15%, 06/01/2030	562,000	579,678
4.80%, 02/01/2033	8,000	8,020
5.20%, 06/01/2033	28,000	28,693
5.85%, 06/01/2035	273,000	287,974
MPLX L.P.,
4.80%, 02/15/2031	2,531,000	2,553,122
5.00%, 01/15/2033	1,302,000	1,302,688
5.40%, 09/15/2035	4,939,000	4,962,153
5.20%, 03/01/2047	400,000	359,931
4.95%, 03/14/2052	12,000	10,246
Northwest Pipeline LLC, 4.00%, 04/01/2027	200,000	199,510
ONEOK, Inc.,
5.70%, 11/01/2054	300,000	281,011
5.85%, 11/01/2064	700,000	661,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	$306,000	$308,343
5.03%, 10/01/2029	480,000	485,146
5.58%, 10/01/2034	294,000	295,234
6.18%, 10/01/2054	101,000	97,972
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	1,115,000	1,113,398
5.75%, 09/15/2033	22,000	23,301
Series B, 5.10%, 09/15/2035	654,000	658,175
Western Midstream Operating L.P.,
6.15%, 04/01/2033	26,000	27,408
5.45%, 11/15/2034	131,000	130,866
Williams Cos., Inc. (The),
5.30%, 08/15/2028	105,000	108,192
4.80%, 11/15/2029	256,000	260,791
5.65%, 03/15/2033	35,000	36,826
5.15%, 03/15/2034	54,000	54,880
5.80%, 11/15/2054	132,000	132,574
6.00%, 03/15/2055	164,000	169,302
		21,513,804
Other Specialized REITs–0.01%
Simon Property Group L.P., 4.75%, 09/26/2034	455,000	452,375
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	11,000	11,390
Packaged Foods & Meats–0.18%
Campbell’s Co. (The),
5.30%, 03/20/2026	63,000	63,237
5.20%, 03/21/2029	79,000	81,192
5.40%, 03/21/2034	79,000	81,191
5.25%, 10/13/2054	155,000	145,738
Hershey Co. (The), 4.25%, 05/04/2028	440,000	444,598
J.M. Smucker Co. (The), 6.20%, 11/15/2033	31,000	33,634
Mars, Inc.,
4.45%, 03/01/2027(b)	1,153,000	1,160,720
4.55%, 04/20/2028(b)	58,000	58,705
4.80%, 03/01/2030(b)	377,000	385,202
5.00%, 03/01/2032(b)	378,000	388,573
5.20%, 03/01/2035(b)	667,000	684,850
5.65%, 05/01/2045(b)	705,000	719,005
5.70%, 05/01/2055(b)	663,000	675,082
5.80%, 05/01/2065(b)	449,000	462,256
McCormick & Co., Inc., 4.70%, 10/15/2034	327,000	321,980
		5,705,963
Paper & Plastic Packaging Products & Materials–0.00%
Berry Global, Inc., 5.65%, 01/15/2034	100,000	104,565
Principal Amount		Value
Passenger Airlines–0.28%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	$157,680	$150,704
Series 2021-1, Class A, 2.88%, 07/11/2034	31,048	28,307
4.90%, 05/11/2038	3,550,000	3,560,260
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	232,000	231,436
5.31%, 10/20/2031(b)	230,000	229,037
Delta Air Lines, Inc.,
4.95%, 07/10/2028	3,032,000	3,074,304
5.25%, 07/10/2030	1,047,000	1,070,501
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	73,894	74,420
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	49,648	50,834
Series 2019-2, Class AA, 2.70%, 05/01/2032	3,028	2,791
Series AA, 5.45%, 02/15/2037	526,209	544,892
		9,017,486
Passenger Ground Transportation–0.11%
Uber Technologies, Inc.,
4.30%, 01/15/2030	593,000	595,122
4.15%, 01/15/2031	1,830,000	1,813,498
4.80%, 09/15/2035	813,000	807,358
5.35%, 09/15/2054	341,000	330,145
		3,546,123
Personal Care Products–0.00%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	120,000	120,521
Pharmaceuticals–0.83%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	173,000	175,071
4.85%, 02/26/2029	95,000	97,516
4.90%, 02/26/2031	127,000	131,486
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	44,000	44,567
4.90%, 02/22/2029	44,000	45,163
5.75%, 02/01/2031	102,000	109,211
5.90%, 11/15/2033	42,000	45,711
6.25%, 11/15/2053	34,000	37,243
6.40%, 11/15/2063	41,000	45,369
Eli Lilly and Co.,
4.50%, 02/09/2027	285,000	287,339
3.38%, 03/15/2029	200,000	196,471
4.20%, 08/14/2029	220,000	221,772
4.70%, 02/09/2034	99,000	100,195
4.88%, 02/27/2053	28,000	26,191
5.00%, 02/09/2054	76,000	72,190
5.55%, 10/15/2055	1,127,000	1,155,250
5.10%, 02/09/2064	102,000	96,516
5.20%, 08/14/2064	89,000	85,217
5.65%, 10/15/2065	904,000	931,893
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Core Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	$1,987,000	$1,987,632
4.38%, 10/15/2030(b)	8,625,000	8,637,459
4.63%, 10/15/2032(b)	1,104,000	1,104,399
5.00%, 10/15/2035(b)	1,779,000	1,785,040
Johnson & Johnson,
4.50%, 03/01/2027	859,000	867,855
4.38%, 12/05/2033	100,000	101,513
2.10%, 09/01/2040	240,000	170,280
Merck & Co., Inc.,
4.90%, 05/17/2044	84,000	80,064
5.15%, 05/17/2063	34,000	32,223
Novartis Capital Corp.,
3.80%, 09/18/2029	406,000	403,704
4.20%, 09/18/2034	402,000	393,901
4.70%, 09/18/2054	336,000	306,670
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	44,000	44,546
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	1,581,000	1,609,234
5.90%, 07/07/2055	2,022,000	2,094,042
Zoetis, Inc., 4.15%, 08/17/2028	2,983,000	2,992,460
		26,515,393
Property & Casualty Insurance–0.21%
American International Group, Inc., 4.85%, 05/07/2030	286,000	292,701
CNA Financial Corp., 5.20%, 08/15/2035	3,486,000	3,495,285
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	220,000	233,081
6.10%, 03/15/2055	327,000	337,915
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	966,000	981,978
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	394,000	401,910
5.45%, 05/25/2053	18,000	18,169
5.70%, 07/24/2055	864,000	896,862
		6,657,901
Rail Transportation–0.05%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	306,000	315,973
CSX Corp., 5.20%, 11/15/2033	400,000	417,174
TTX Co., 5.05%, 11/15/2034(b)	895,000	923,232
		1,656,379
Real Estate Development–0.15%
Essential Properties L.P., 5.40%, 12/01/2035	525,000	526,682
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	1,553,000	1,542,357
4.75%, 01/15/2036(b)	2,672,000	2,617,850
		4,686,889
Regional Banks–0.44%
M&T Bank Corp.,
6.08%, 03/13/2032(d)	400,000	423,243
5.05%, 01/27/2034(d)	100,000	100,300
5.39%, 01/16/2036(d)	220,000	222,927
Principal Amount		Value
Regional Banks–(continued)
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	$110,000	$110,952
Truist Financial Corp.,
4.96%, 10/23/2036(d)	11,004,000	10,840,871
Series P, 4.95%(d)(f)	139,000	139,083
Zions Bancorp. N.A., 4.70%, 08/18/2028(d)	1,930,000	1,929,577
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	300,000	318,604
		14,085,557
Reinsurance–0.28%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	300,000	274,779
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	224,000	232,860
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	234,000	244,627
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	100,000	104,521
RGA Global Funding,
4.35%, 08/25/2028(b)	3,765,000	3,774,370
5.00%, 08/25/2032(b)	4,205,000	4,235,429
		8,866,586
Renewable Electricity–0.11%
Idaho Power Co., 5.20%, 08/15/2034	68,000	70,384
Southern Power Co.,
Series A, 4.25%, 10/01/2030	1,633,000	1,624,267
Series B, 4.90%, 10/01/2035	1,974,000	1,954,387
		3,649,038
Research & Consulting Services–0.10%
Verisk Analytics, Inc.,
4.50%, 08/15/2030	630,000	633,060
5.13%, 02/15/2036	2,418,000	2,433,843
		3,066,903
Restaurants–0.24%
McDonald’s Corp.,
4.80%, 08/14/2028	145,000	147,848
4.60%, 05/15/2030	528,000	536,678
4.40%, 02/12/2031	2,906,000	2,918,204
4.95%, 08/14/2033	78,000	80,409
4.95%, 03/03/2035	329,000	333,419
5.00%, 02/13/2036	3,532,000	3,559,506
		7,576,064
Retail REITs–0.24%
Agree L.P., 5.63%, 06/15/2034	69,000	72,168
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	827,000	825,086
5.75%, 02/15/2035	49,000	51,409
Federal Realty OP L.P., 3.25%, 07/15/2027	500,000	492,304
Kimco Realty OP LLC,
4.85%, 03/01/2035	145,000	144,404
5.30%, 02/01/2036	1,661,000	1,702,430
Kite Realty Group L.P.,
4.95%, 12/15/2031	157,000	158,721
5.50%, 03/01/2034	21,000	21,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Core Bond Fund

Principal Amount		Value
Retail REITs–(continued)
NNN REIT, Inc.,
5.60%, 10/15/2033	$20,000	$20,962
5.50%, 06/15/2034	64,000	66,394
Realty Income Corp.,
3.65%, 01/15/2028	110,000	109,104
5.63%, 10/13/2032	6,000	6,374
4.50%, 02/01/2033	2,994,000	2,957,775
5.13%, 04/15/2035	136,000	138,319
5.38%, 09/01/2054	321,000	316,088
Regency Centers L.P.,
5.00%, 07/15/2032	400,000	410,382
5.25%, 01/15/2034	157,000	161,783
5.10%, 01/15/2035	66,000	66,883
		7,722,286
Self-Storage REITs–0.18%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	608,000	615,280
5.41%, 09/12/2034(c)	205,000	201,742
Extra Space Storage L.P.,
5.70%, 04/01/2028	7,000	7,230
4.95%, 01/15/2033	1,079,000	1,085,275
5.40%, 02/01/2034	81,000	83,427
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	52,000	52,947
Prologis L.P.,
4.88%, 06/15/2028	41,000	41,903
4.75%, 01/15/2031	1,094,000	1,117,140
4.63%, 01/15/2033	19,000	19,162
4.75%, 06/15/2033	42,000	42,463
5.13%, 01/15/2034	24,000	24,704
5.00%, 03/15/2034	364,000	371,080
5.00%, 01/31/2035	202,000	204,639
5.25%, 05/15/2035	566,000	583,246
5.25%, 03/15/2054	303,000	294,713
Public Storage Operating Co.,
4.77% (SOFR + 0.70%), 04/16/2027(e)	901,000	903,989
5.35%, 08/01/2053	89,000	88,102
		5,737,042
Semiconductors–1.52%
Broadcom, Inc.,
4.15%, 02/15/2028	795,000	797,429
5.05%, 07/12/2029	245,000	252,355
5.15%, 11/15/2031	214,000	222,573
5.20%, 07/15/2035	1,386,000	1,428,230
4.80%, 02/15/2036	3,645,000	3,619,423
4.90%, 02/15/2038	2,884,000	2,850,641
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	2,804,000	2,948,544
5.50%, 01/25/2031(b)	2,201,000	2,284,226
6.15%, 01/25/2032(b)	3,179,000	3,391,830
5.90%, 01/25/2033(b)	2,084,000	2,195,530
5.88%, 01/25/2034(b)	3,031,000	3,132,458
6.25%, 01/25/2035(b)	1,866,000	1,987,829
6.10%, 01/25/2036(b)	1,908,000	2,017,802
6.20%, 01/25/2037(b)	1,922,000	2,046,388
6.40%, 01/25/2038(b)	2,192,000	2,368,484
Principal Amount		Value
Semiconductors–(continued)
6.30%, 01/25/2039(b)	$745,000	$793,447
Intel Corp.,
3.15%, 05/11/2027	250,000	246,286
3.90%, 03/25/2030	200,000	196,025
4.15%, 08/05/2032	350,000	338,221
5.05%, 08/05/2062	110,000	93,153
Micron Technology, Inc.,
5.30%, 01/15/2031	75,000	77,551
5.65%, 11/01/2032	413,000	433,656
6.05%, 11/01/2035	918,000	983,964
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), 2.65%, 02/15/2032	220,000	195,584
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	6,249,000	6,257,015
4.38%, 09/11/2030(b)	7,138,000	7,138,586
		48,297,230
Single-Family Residential REITs–0.01%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	163,000	168,527
5.25%, 03/15/2035	132,000	134,164
		302,691
Soft Drinks & Non-alcoholic Beverages–0.21%
Coca-Cola Co. (The),
5.30%, 05/13/2054	202,000	201,228
5.40%, 05/13/2064	303,000	301,661
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	482,000	482,157
PepsiCo, Inc.,
4.10%, 01/15/2029	2,654,000	2,668,375
4.60%, 02/07/2030	368,000	376,344
4.30%, 07/23/2030(c)	1,243,000	1,253,856
5.00%, 02/07/2035	341,000	350,318
5.00%, 07/23/2035	1,111,000	1,137,524
		6,771,463
Specialized Consumer Services–0.08%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	1,648,000	1,678,924
5.63%, 04/28/2035(b)	927,000	955,525
		2,634,449
Specialized Finance–0.00%
Blackstone Private Credit Fund, 6.00%, 11/22/2034	100,000	101,464
Specialty Chemicals–0.22%
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	4,569,000	4,592,665
4.50%, 08/15/2030	1,882,000	1,895,058
5.15%, 08/15/2035	614,000	626,858
		7,114,581
Systems Software–0.35%
Accenture Capital, Inc.,
4.25%, 10/04/2031	100,000	99,863
4.50%, 10/04/2034	100,000	98,661
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Core Bond Fund

Principal Amount		Value
Systems Software–(continued)
Oracle Corp.,
4.45%, 09/26/2030	$2,483,000	$2,463,071
6.25%, 11/09/2032	19,000	20,363
4.90%, 02/06/2033	28,000	27,823
4.70%, 09/27/2034	362,000	347,803
5.20%, 09/26/2035	1,806,000	1,779,358
5.88%, 09/26/2045	2,822,000	2,719,474
6.90%, 11/09/2052	20,000	21,341
5.38%, 09/27/2054	498,000	438,232
6.00%, 08/03/2055	348,000	333,184
5.95%, 09/26/2055	1,930,000	1,831,169
5.50%, 09/27/2064	381,000	332,607
6.13%, 08/03/2065	574,000	549,075
		11,062,024
Technology Distributors–0.01%
Arrow Electronics, Inc., 5.88%, 04/10/2034	150,000	157,178
Technology Hardware, Storage & Peripherals–0.02%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	274,000	271,215
NetApp, Inc., 5.50%, 03/17/2032	200,000	208,485
		479,700
Telecom Tower REITs–0.00%
Crown Castle, Inc., 5.00%, 01/11/2028	150,000	152,077
Tobacco–0.57%
Altria Group, Inc., 4.88%, 02/04/2028	114,000	115,872
B.A.T. Capital Corp. (United Kingdom),
3.56%, 08/15/2027	110,000	108,955
5.83%, 02/20/2031	56,000	59,332
4.74%, 03/16/2032	100,000	100,836
4.63%, 03/22/2033	1,672,000	1,652,331
6.00%, 02/20/2034	24,000	25,639
7.08%, 08/02/2043	229,000	258,521
7.08%, 08/02/2053	18,000	20,593
Philip Morris International, Inc.,
4.75%, 02/12/2027	310,000	312,946
4.38%, 11/01/2027	382,000	384,706
5.13%, 11/17/2027	27,000	27,553
4.88%, 02/15/2028	93,000	94,640
4.13%, 04/28/2028	339,000	339,696
5.25%, 09/07/2028	86,000	88,549
3.88%, 10/27/2028	2,364,000	2,351,758
4.70% (SOFR + 0.66%), 10/27/2028(e)	4,000,000	4,005,177
4.88%, 02/13/2029	234,000	238,975
4.63%, 11/01/2029	452,000	458,923
4.38%, 04/30/2030	521,000	523,102
2.10%, 05/01/2030	200,000	182,615
4.00%, 10/29/2030	1,890,000	1,862,577
5.13%, 02/13/2031	56,000	57,904
4.75%, 11/01/2031	355,000	361,334
5.38%, 02/15/2033	99,000	103,142
5.63%, 09/07/2033	259,000	274,103
5.25%, 02/13/2034	550,000	567,115
Principal Amount		Value
Tobacco–(continued)
4.90%, 11/01/2034	$510,000	$513,352
4.88%, 04/30/2035	435,000	435,388
4.63%, 10/29/2035	2,631,000	2,566,844
4.38%, 11/15/2041	100,000	89,379
4.50%, 03/20/2042	100,000	89,871
		18,271,728
Trading Companies & Distributors–0.12%
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	2,203,000	2,191,470
5.00%, 10/03/2034	163,000	164,355
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	809,000	832,093
5.13%, 07/17/2034(b)	739,000	765,518
		3,953,436
Transaction & Payment Processing Services–0.01%
Global Payments, Inc., 2.90%, 11/15/2031	100,000	88,977
Mastercard, Inc., 4.85%, 03/09/2033	44,000	45,228
PayPal Holdings, Inc., 4.40%, 06/01/2032	200,000	199,656
Visa, Inc., 2.05%, 04/15/2030	100,000	92,228
		426,089
Water Utilities–0.04%
American Water Capital Corp., 5.70%, 09/01/2055	1,142,000	1,161,879
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	110,000	117,604
		1,279,483
Wireless Telecommunication Services–0.24%
America Movil S.A.B. de C.V. (Mexico), 6.13%, 03/30/2040	220,000	237,007
T-Mobile USA, Inc.,
4.95%, 11/15/2035	3,146,000	3,125,443
5.65%, 01/15/2053	33,000	32,481
6.00%, 06/15/2054	4,000	4,125
5.88%, 11/15/2055	438,000	444,599
5.70%, 01/15/2056	3,750,000	3,709,346
		7,553,001
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,079,887,275)		1,090,855,679

Asset-Backed Securities–26.69%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 4.82% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	6,576,000	6,566,162
AGL CLO 29 Ltd., Series 2024- 29A, Class A1, 5.44% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(e)	9,655,000	9,688,638
ALA Trust,
Series 2025-OANA, Class A, 5.78% (1 mo. Term SOFR + 1.74%), 06/15/2040(b)(e)	4,950,000	4,976,806
Series 2025-OANA, Class B, 5.88% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(e)	6,045,000	6,095,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Core Bond Fund

Principal Amount		Value

Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	$411,897	$315,846
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	201,536	108,173
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,282,508
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	215,413	210,473
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	880,636	841,269
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	702,394	614,099
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	1,907,478	1,674,561
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(h)	3,462,847	3,266,126
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(h)	1,148,739	1,160,392
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)(h)	4,513,714	4,536,636
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(h)	4,192,984	4,231,166
Series 2025-HB1, Class A1, 5.98% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(e)	1,223,004	1,231,935
Apidos CLO XII, Series 2013-12A, Class ARR, 4.98% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(e)	938,926	939,434
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.02% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(e)	6,073,000	6,070,874
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,579,251
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,493,948
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,385,837
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	3,177,000	3,173,071
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	7,105,000	7,095,182
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 4.90% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(e)	1,805,000	1,806,018
Series 2021-1A, Class AR, 4.82% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	3,604,000	3,600,050
Series 2021-6A, Class A1R, 4.96% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(e)	2,180,000	2,182,459
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	145,916	128,025
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(h)	42,128	36,825
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	173,391	150,957
Principal Amount		Value

Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(i)	$22,092,326	$520,542
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,705,000	1,748,127
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.97% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)	6,240,000	6,247,301
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	2,970,000	2,975,223
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	3,098,577	2,709,331
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	3,099,298	2,599,371
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	2,698,731	2,430,093
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	3,200,741	2,800,658
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	3,905,043	3,280,020
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	99,572	96,145
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	264,917	257,284
Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 0.00% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(j)	2,115,000	2,115,582
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(i)	22,183,177	198,216
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 4.96% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(e)	8,600,000	8,613,356
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	5,519,000	5,519,519
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(h)	1,400,000	1,471,963
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	250,014	243,997
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(b)(h)	7,127,000	7,359,339
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.95% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	2,250,000	2,249,993
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Core Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.00% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	$1,731,960	$1,730,269
Series 2021-VOLT, Class A, 4.85% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	3,952,819	3,951,142
Series 2021-VOLT, Class B, 5.10% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	3,482,937	3,481,626
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(h)	3,530,000	3,611,244
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(h)	2,495,000	2,565,810
BX Trust,
Series 2022-LBA6, Class A, 5.03% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	3,670,000	3,667,468
Series 2022-LBA6, Class B, 5.33% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	2,265,000	2,263,785
Series 2022-LBA6, Class C, 5.63% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,215,000	1,213,412
Series 2025-VLT6, Class A, 5.48% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	3,865,000	3,869,281
Series 2025-VLT7, Class A, 5.73% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(e)	3,108,000	3,124,735
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1R3, 4.80% (3 mo. Term SOFR + 0.92%), 07/20/2032(b)(e)	5,016,116	5,020,169
Series 2015-5A, Class A1R3, 4.98% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(e)	1,337,123	1,337,189
Series 2015-5A, Class A1R4, 0.00% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(e)(j)	1,800,000	1,800,943
Carlyle US CLO Ltd., Series 2020-2A, Class A1R2, 4.94% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(e)	8,315,000	8,306,560
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,118,544
Series 2024-1, Class A3, 4.92%, 10/16/2028	5,840,000	5,877,335
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(i)	8,694,341	104,823
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.26% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	3,741,725	3,746,402
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	4,880,000	4,782,722
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	51,810	49,544
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(h)	3,259,722	3,268,793
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(h)	479,177	479,155
Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(h)	$271,103	$251,692
CIFC Funding Ltd. (Cayman Islands),
Series 2016-1A, Class AR3, 4.87% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(e)	2,364,335	2,359,900
Series 2021-7A, Class AR, 4.95% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(e)	9,950,000	9,949,781
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(i)	23,108,661	352,624
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	428,533	416,193
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	3,089,463	2,594,978
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(h)	4,151,190	4,214,265
CLI Funding IX LLC, Series 2025- 1A, Class A, 5.35%, 06/20/2050(b)	1,934,433	1,961,136
Clover CLO LLC, Series 2021-3A, Class AR, 4.93% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(e)	5,674,000	5,678,125
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	927,729	844,109
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	1,991,782	1,806,352
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(h)	2,019,224	1,940,441
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(h)	2,740,659	2,703,477
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)(h)	3,721,750	3,757,823
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	2,640,000	2,644,125
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	376,569	343,351
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	621,349	559,144
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	2,296,902	2,239,372
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(h)	1,890,000	1,766,088
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	2,709,947	2,702,331
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(h)	2,684,004	2,710,558
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(h)	3,528,734	3,551,461
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,670,108
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	560,654	251,484
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Core Bond Fund

Principal Amount		Value

DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	$2,330,000	$2,341,701
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	1,800,000	1,817,554
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	2,800,714	2,812,273
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	5,170,000	5,222,317
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	4,400,000	4,464,000
EFMT, Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(h)	7,336,053	7,397,373
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	6,160	6,145
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	218,190	191,672
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	2,031,502	1,803,397
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(h)	2,694,770	2,687,431
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(h)	2,654,952	2,647,079
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 5.01% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(e)	6,380,000	6,383,292
Empower CLO Ltd., Series 2024- 1A, Class A1, 5.46% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(e)	3,895,000	3,908,403
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	890,187	894,212
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	986,799
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,169,795
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	2,160,000	2,182,202
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	3,290,000	3,293,495
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 4.76% (1 mo. Term SOFR + 0.76%), 11/25/2035(e)	328,919	127,634
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	4,495,892	4,039,662
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	951,182	858,608
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	9,250,000	9,329,723
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.81% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	3,920,000	3,912,066
FREMF Mortgage Trust, Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(h)	1,040,000	1,030,178
Principal Amount		Value

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	$4,952,710	$5,016,306
GCAT Trust,
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)(h)	4,199,734	4,237,053
Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)(h)	5,785,905	5,840,514
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 4.85% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(e)	2,434,000	2,430,741
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.03% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	3,323,000	3,328,124
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.86% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(e)	9,311,000	9,306,354
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,474,021
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	2,465,781	2,211,568
Series 2025-HE1, Class A1, 5.73% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(e)	3,650,850	3,663,681
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)(h)	4,592,289	4,589,889
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	5,772,000	5,767,786
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(h)	397,324	402,747
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.01%, 07/25/2035(h)	23,415	22,531
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,289,990
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	687,822
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,953,328	1,981,736
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,876,785	1,848,128
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(h)	11,643,000	11,836,509
J.P. Morgan Mortgage Trust,
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(h)	13,415,040	13,510,358
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(h)	1,530,000	1,528,332
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	6,950,000	7,095,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Core Bond Fund

Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	$108,063	$107,695
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	3,507,613	2,980,745
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(h)	937,114	941,614
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(h)	4,090,033	4,131,798
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.71%, 02/15/2048(i)	4,246,763	42
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.96% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(e)	6,455,000	6,451,760
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.98% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(e)	2,641,361	2,641,602
Life Mortgage Trust, Series 2021-BMR, Class C, 5.25% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	167,676	166,875
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.30% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(e)	8,439,868	8,461,972
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.19% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(e)	3,652,497	3,657,354
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	1,881,205	1,687,131
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	1,874,552	1,684,700
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(g)	3,750,000	3,769,105
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	2,189,738	1,984,277
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.85% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	1,945,000	1,942,100
Series 2021-STOR, Class B, 5.05% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	1,460,000	1,457,486
MILE Trust, Series 2025-STNE, Class A, 5.53% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(e)	8,095,000	8,117,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058	2,617,000	2,688,348
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	10,365,567	150,526
Principal Amount		Value

Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(h)	$2,939,810	$2,982,670
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(h)	4,325,240	4,350,104
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	3,883,671	3,919,998
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(h)	6,160,000	6,146,624
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	3,438,078	3,484,995
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.84% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(e)	4,815,000	4,816,401
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 5.20% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(e)	5,335,000	5,339,535
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.01% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(e)	5,352,658	5,356,641
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	1,960,298	1,868,370
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)(h)	1,459,411	1,473,957
Series 2025-NQM2, Class A1, 0.00%, 04/25/2065(b)(h)(j)	12,786,566	12,912,027
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,950,000	1,950,844
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.87% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	3,920,000	3,912,187
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	2,947,801	2,552,059
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	2,470,028	2,241,093
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(h)	2,305,000	2,126,822
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)(h)	2,891,861	2,886,578
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(h)	1,878,559	1,887,195
Series 2025-HE2, Class A1, 5.63% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(e)	4,968,919	4,991,559
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	2,183,801	1,970,802
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	3,562,000	3,290,041
Palmer Square Loan Funding Ltd., Series 2025-2A, Class A1, 5.23% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(e)	10,655,000	10,655,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Core Bond Fund

Principal Amount		Value

Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.13% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	$5,390,000	$5,387,046
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(h)	2,416,226	2,455,331
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(h)	3,598,220	3,655,455
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,001,353	1,902,029
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,044,082	3,038,982
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	7,242,153	7,352,194
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,608	5,983,086
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(h)	3,521,900	3,584,083
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(h)	3,080,720	3,129,154
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(h)	3,776,836	3,790,731
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)(h)	1,988,727	2,007,916
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)(h)	2,226,982	2,245,747
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	36,122	29,201
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	199,944	166,721
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	49,037	48,749
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.97% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)	12,590,000	12,593,928
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	1,680,469	1,668,345
Sequoia Mortgage Trust,
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(h)	7,375,000	7,405,537
Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(h)	2,798,963	2,815,661
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	3,556,500	3,357,811
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	1,500,415	1,383,342
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.00% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	700,253	699,974
Principal Amount		Value

SHRN Trust,
Series 2025-MF18, Class A, 5.30% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(e)	$10,255,000	$10,268,321
Series 2025-MF18, Class B, 5.55% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(e)	2,020,000	2,023,148
Series 2025-MF18, Class C, 5.80% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(e)	850,000	851,803
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.96% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	7,532,000	7,537,867
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.98% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(e)	9,790,000	9,794,826
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,987,250	2,945,772
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,784,050	1,655,970
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,656,892	2,309,069
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	964,221	908,420
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	86,974	83,750
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	3,439,544	3,047,485
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	2,525,261	2,276,903
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,885,750	4,027,864
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,264,920	4,320,427
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,229,280	4,329,707
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	4,261,950	4,247,025
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	3,940,200	3,927,475
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,039,200	4,051,199
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	2,820,000	2,824,078
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.10% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	1,295,758	1,296,901
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.99% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	3,243,696	3,244,712
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.80% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	5,138,263	5,140,724
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.06% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(e)	2,672,611	2,673,129
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Core Bond Fund

Principal Amount		Value

Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.80% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(e)	$1,451,070	$1,450,359
Symphony CLO XXIV, Ltd., Series 2020-24A, Class A1R, 5.26% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(e)	9,611,000	9,613,720
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	3,395,000	3,450,302
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	3,330,000	3,321,433
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	1,940,000	1,942,012
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	2,693,760	2,534,019
TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	6,566,000	6,673,720
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	5,131,000	5,197,996
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,627,175	3,438,669
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.13% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	3,989,380	3,994,456
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(i)	11,540,868	175,052
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.06%, 07/13/2044(b)(h)	13,130,000	13,291,941
Series 2025-AZ, Class B, 5.30%, 07/13/2044(b)(h)	1,435,000	1,454,656
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(h)	506,837	457,388
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(h)	2,787,656	2,558,357
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	387,774	374,089
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(h)	1,952,055	1,839,876
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(h)	2,308,461	2,231,719
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(h)	2,321,732	2,324,092
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	290,563	281,057
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.70%, 10/25/2033(h)	122,603	118,508
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	223,071	211,279
Series 2005-AR16, Class 1A1, 4.55%, 12/25/2035(h)	195,300	179,357
Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.83%, 12/15/2050(i)	$15,710,108	$236,192
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(h)	14,000,000	14,233,468
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,346,800
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	267,696	263,151
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,606,163	5,251,512
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,557,625	2,611,220
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	6,672,000	6,857,053
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	3,779,000	3,811,416
Total Asset-Backed Securities (Cost $858,977,124)		848,445,941
U.S. Government Sponsored Agency Mortgage-Backed Securities–22.85%
Collateralized Mortgage Obligations–0.13%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(i)(k)	623,549	78,053
7.50%, 11/25/2029(k)	3,210	310
7.00%, 04/25/2032(k)	372,036	50,025
6.00%, 06/25/2033 to 03/25/2036(i)(k)	442,981	64,897
5.50%, 09/25/2033 to 06/25/2035(i)(k)	774,900	101,564
Fannie Mae REMICs,
7.00%, 07/25/2026	5	5
6.50%, 10/25/2028 to 11/25/2029	47,816	48,537
6.00%, 11/25/2028	23,611	23,991
7.50%, 12/25/2029	108,767	110,628
5.30% (30 Day Average SOFR + 1.11%), 07/25/2032(e)	27,616	27,906
4.70% (30 Day Average SOFR + 0.51%), 03/25/2033(e)	7,738	7,713
5.50%, 04/25/2035	514,276	530,821
4.55% (30 Day Average SOFR + 0.36%), 08/25/2035(e)	18,052	17,902
8.44% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	65,459	77,224
5.24% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	54,071	54,662
4.00%, 03/25/2041	38,774	37,267
IO, 3.85% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(e)(k)	8,161	177
3.00%, 11/25/2027(k)	201,479	3,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Core Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
2.80% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(e)(k)	$5,057	$272
3.45% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(e)(k)	29,244	2,711
3.55% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(e)(k)	25,208	2,040
3.60% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(k)	59,449	5,087
2.95% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(k)	42,932	3,225
3.65% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(k)	54,820	4,081
3.80% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(e)(k)	4,475	252
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(k)	71,267	1,233
2.70% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(e)(k)	202,914	18,135
3.70% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(e)(k)	143,946	15,473
3.70% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(k)	87,112	8,080
3.80% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(k)	24,068	2,050
3.90% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(e)(k)	145,400	14,234
3.95% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(k)	95,039	14,227
7.00%, 03/25/2033 to 04/25/2033(k)	293,451	39,844
3.25% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(e)(k)	109,016	12,512
2.40% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(e)(k)	224,041	18,735
2.45% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(e)(k)	34,871	1,776
2.30% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(k)	134,475	6,426
3.50%, 08/25/2035(k)	2,347,863	236,248
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.80% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(e)(k)	$129,684	$12,908
2.28% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(e)(k)	7,368	588
1.75% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(e)(k)	65,859	3,414
4.00%, 04/25/2041 to 08/25/2047(k)	661,501	96,993
2.25% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(k)	202,057	17,535
1.85% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(k)	635,436	71,243
5.50%, 07/25/2046(k)	660,172	85,648
1.60% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(k)	4,770,876	495,573
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.67%, 02/25/2026(i)	13,828,869	10,818
Series K735, Class X1, IO, 0.96%, 05/25/2026(i)	26,105,396	92,377
Series K093, Class X1, IO, 0.94%, 05/25/2029(i)	25,432,966	706,599
Freddie Mac REMICs,
IO, 3.30% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(e)(k)	42,529	2,118
3.00%, 06/15/2027 to 12/15/2027(k)	672,476	10,861
2.50%, 05/15/2028(k)	209,345	4,566
3.35% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(e)(k)	2,040	50
3.75% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(e)(k)	2,810	166
3.40% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(e)(k)	57,990	5,146
2.70% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(e)(k)	126,626	8,734
2.35% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(k)	124,935	8,092
2.40% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(k)	87,749	5,481
2.37% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(k)	430,620	32,911
2.30% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(k)	319,537	29,367
2.65% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(k)	44,908	4,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.65% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(k)	$32,203	$2,910
1.72% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(k)	648,691	53,736
1.90% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(k)	152,837	14,402
1.75% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(k)	681,096	70,579
6.50%, 02/15/2028 to 06/15/2032	232,043	238,126
6.00%, 04/15/2029	13,291	13,493
5.25% (30 Day Average SOFR + 1.01%), 07/15/2031(e)	21,423	21,584
7.00%, 03/15/2032	80,973	84,492
3.50%, 05/15/2032	66,964	65,886
5.35% (30 Day Average SOFR + 1.11%), 06/15/2032(e)	98,514	99,552
8.81% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	21,027	24,999
4.75% (30 Day Average SOFR + 0.51%), 09/15/2035(e)	53,532	53,161
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(k)	11,507	364
3.00%, 12/15/2027(k)	236,462	4,229
3.15%, 12/15/2027(i)	71,199	1,535
6.50%, 02/01/2028(k)	1,938	95
7.50%, 12/15/2029(k)	9,279	901
6.00%, 12/15/2032(k)	30,859	3,325
PO, 0.00%, 06/01/2026(j)	377	374
		4,101,149
Federal Home Loan Mortgage Corp. (FHLMC)–1.94%
6.50%, 07/01/2028 to 04/01/2034	33,393	34,575
6.00%, 10/01/2029 to 08/01/2053	22,736,089	23,578,027
7.00%, 10/01/2031 to 10/01/2037	325,461	340,532
5.50%, 09/01/2039 to 08/01/2053	31,720,176	32,399,059
2.00%, 05/01/2051	2,371,913	1,939,980
2.50%, 06/01/2052	2,361,248	2,007,126
3.00%, 08/01/2052	1,661,061	1,473,752
		61,773,051
Federal National Mortgage Association (FNMA)–1.15%
6.50%, 12/01/2029 to 11/01/2031	162,429	167,997
7.50%, 01/01/2033 to 08/01/2033	185,795	190,770
7.00%, 04/01/2033 to 04/01/2034	119,596	125,002
5.50%, 02/01/2035 to 09/01/2053	28,437,712	28,995,402
4.00%, 05/01/2052	7,293,454	6,994,837
		36,474,008
	Principal Amount	Value
Government National Mortgage Association (GNMA)–2.52%
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(e)	$60	$60
IO, 2.40% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(k)	315,986	17,456
2.50% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(k)	789,378	53,494
4.50%, 09/16/2047(k)	1,865,391	339,216
2.05% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(k)	1,744,229	224,585
TBA, 2.00%, 11/01/2055(l)	1,000,000	831,997
2.50%, 11/01/2055(l)	51,155,000	44,287,004
3.00%, 11/01/2055(l)	900,000	808,875
3.50%, 11/01/2055(l)	300,000	274,660
4.00%, 11/01/2055(l)	350,000	331,081
4.50%, 11/01/2055(l)	28,242,000	27,568,252
5.00%, 11/01/2055(l)	900,000	897,370
5.50%, 11/01/2055(l)	3,667,000	3,697,814
6.00%, 11/01/2055(l)	500,000	508,929
6.50%, 11/01/2055(l)	150,000	154,671
		79,995,464
Uniform Mortgage-Backed Securities–17.11%
TBA, 1.50%, 11/01/2040(l)	200,000	179,231
2.00%, 11/01/2040 to 11/01/2055(l)	127,145,762	103,230,280
2.50%, 11/01/2040 to 11/01/2055(l)	97,962,026	83,214,836
3.00%, 11/01/2040 to 11/01/2055(l)	97,640,238	86,555,290
4.50%, 11/01/2040 to 11/01/2055(l)	36,659,427	36,335,613
5.00%, 11/01/2040 to 11/01/2055(l)	75,710,205	75,712,639
3.50%, 11/01/2055(l)	59,643,544	54,997,043
4.00%, 11/01/2055(l)	38,930,270	36,942,562
5.50%, 11/01/2055(l)	4,084,009	4,126,699
6.00%, 11/01/2055(l)	36,217,535	37,040,152
6.50%, 11/01/2055(l)	24,905,000	25,792,639
		544,126,984
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $726,850,857)		726,470,656
U.S. Treasury Securities–17.39%
U.S. Treasury Bills–0.02%
3.58% - 4.12%, 05/14/2026(m)(n)	501,000	491,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Core Bond Fund

Principal Amount		Value
U.S. Treasury Bonds–4.64%
5.25%, 11/15/2028	$7,000,000	$7,328,398
5.25%, 02/15/2029	1,000,000	1,052,773
4.88%, 08/15/2045	37,199,700	38,321,504
2.88%, 11/15/2046	4,000,000	3,029,766
2.00%, 08/15/2051	1,400,000	830,375
4.75%, 05/15/2055	95,744,900	97,031,472
		147,594,288
U.S. Treasury Notes–12.73%
4.63%, 11/15/2026	700,000	706,257
2.25%, 02/15/2027	15,000,000	14,735,742
4.38%, 07/15/2027	7,500,000	7,592,578
3.50%, 09/30/2027	194,030,200	193,673,972
3.88%, 10/15/2027	3,000,000	3,015,352
3.50%, 10/15/2028	51,990,700	51,850,569
4.13%, 10/31/2029	1,500,000	1,525,635
0.63%, 08/15/2030	5,000,000	4,330,469
3.63%, 09/30/2030	86,898,200	86,585,910
4.13%, 11/30/2031	1,500,000	1,524,873
4.00%, 04/30/2032	1,800,000	1,815,434
3.88%, 09/30/2032	5,430,600	5,428,054
3.88%, 08/15/2033	1,500,000	1,493,115
4.38%, 05/15/2034	1,000,000	1,026,582
4.25%, 08/15/2035	29,041,500	29,406,787
		404,711,329
Total U.S. Treasury Securities (Cost $548,488,298)		552,796,966
Shares
Preferred Stocks–0.34%
Diversified Financial Services–0.18%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	215,375	5,642,825
Regional Banks–0.16%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	5,272,253
Total Preferred Stocks (Cost $10,339,500)		10,915,078
Principal Amount
Agency Credit Risk Transfer Notes–0.10%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R02, Class 1M1, 6.48% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	$853,896	871,931
Series 2025-R04, Class 1A1, 5.18% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(e)	418,167	419,059
Principal Amount		Value
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 6.33% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	$240,378	$241,760
Series 2023-DNA1, Class M1, STACR®, 6.29% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	629,656	639,032
Series 2025-DNA4, Class A1, STACR®, 5.09% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(e)	850,000	852,391
Total Agency Credit Risk Transfer Notes (Cost $2,992,097)		3,024,173
Shares
Exchange-Traded Funds–0.01%
Invesco Core Fixed Income ETF (Cost $352,563)(o)	14,000	356,748
Money Market Funds–16.80%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(o)(p)	187,680,261	187,680,261
Invesco Treasury Portfolio, Institutional Class, 3.96%(o)(p)	346,458,023	346,458,023
Total Money Market Funds (Cost $534,138,284)		534,138,284
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-118.49% (Cost $3,762,025,998)		3,767,003,525
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.39%
Invesco Private Government Fund, 4.13%	3,165,562	3,165,562
Invesco Private Prime Fund, 4.30%(o)(p)(q)	9,258,841	9,261,619
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,427,185)		12,427,181
TOTAL INVESTMENTS IN SECURITIES–118.88% (Cost $3,774,453,183)		3,779,430,706
OTHER ASSETS LESS LIABILITIES—(18.88)%		(600,147,535)
NET ASSETS–100.00%		$3,179,283,171
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco Core Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $1,152,097,162, which represented 36.24% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on October 31, 2025.

(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
October 31, 2025.

(j)	Zero coupon bond issued at a discount.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Invesco Core Fixed Income ETF	$-	$352,563	$-	$4,185	$-	$356,748	$3,014
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	202,470,270	485,478,439	(500,268,448)	-	-	187,680,261	9,328,061
Invesco Treasury Portfolio, Institutional Class	373,925,183	901,602,814	(929,069,974)	-	-	346,458,023	17,082,566
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,333,277	(5,167,715)	-	-	3,165,562	22,032*
Invesco Private Prime Fund	-	18,123,335	(8,861,767)	(4)	55	9,261,619	58,426*
Total	$576,395,453	$1,413,890,428	$(1,443,367,904)	$4,181	$55	$546,922,213	$26,494,099

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,611	December-2025	$335,478,165	$(843,593)	$(843,593)
U.S. Treasury 5 Year Notes	882	December-2025	96,324,048	(448,565)	(448,565)
U.S. Treasury Long Bonds	1,962	December-2025	230,167,125	3,588,946	3,588,946
U.S. Treasury Ultra Bonds	561	December-2025	68,038,781	(211,725)	(211,725)
Subtotal—Long Futures Contracts				2,085,063	2,085,063
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,448	December-2025	(163,148,875)	758,233	758,233
U.S. Treasury 10 Year Ultra Notes	722	December-2025	(83,379,719)	(691,166)	(691,166)
Subtotal—Short Futures Contracts				67,067	67,067
Total Futures Contracts				$2,152,130	$2,152,130

(a)	Futures contracts collateralized by $11,203,702 cash held with Merrill Lynch International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco Core Bond Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $3,227,535,151)*	$3,232,508,493
Investments in affiliates, at value (Cost $546,918,032)	546,922,213
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	11,203,702
Cash	8,578,575
Receivable for:
Investments sold	196,830,736
TBA sales commitment	197,333,423
Fund shares sold	4,221,841
Dividends	1,868,679
Interest	17,616,028
Investment for trustee deferred compensation and retirement plans	132,556
Other assets	71,604
Total assets	4,217,287,850
Liabilities:
Other investments:
Variation margin payable — futures contracts	964,148
Payable for:
Investments purchased	199,041,154
TBA purchased commitment	820,847,817
Dividends	1,466,761
Fund shares reacquired	2,138,414
Collateral upon return of securities loaned	12,427,185
Accrued fees to affiliates	807,924
Accrued trustees’ and officers’ fees and benefits	2,618
Accrued other operating expenses	176,102
Trustee deferred compensation and retirement plans	132,556
Total liabilities	1,038,004,679
Net assets applicable to shares outstanding	$3,179,283,171
Net assets consist of:
Shares of beneficial interest	$3,455,395,854
Distributable earnings (loss)	(276,112,683)
$3,179,283,171
Net Assets:
Class A	$663,104,344
Class C	$38,652,900
Class R	$91,503,012
Class Y	$1,199,667,352
Class R5	$8,413
Class R6	$1,186,347,150
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	115,715,179
Class C	6,740,066
Class R	15,972,629
Class Y	210,502,798
Class R5	1,468
Class R6	207,273,147
Class A:
Net asset value per share	$5.73
Maximum offering price per share (Net asset value of $5.73 ÷ 95.75%)	$5.98
Class C:
Net asset value and offering price per share	$5.73
Class R:
Net asset value and offering price per share	$5.73
Class Y:
Net asset value and offering price per share	$5.70
Class R5:
Net asset value and offering price per share	$5.73
Class R6:
Net asset value and offering price per share	$5.72

*	At October 31, 2025, securities with an aggregate value of $12,096,378 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco Core Bond Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest	$119,349,777
Dividends	782,194
Dividends from affiliates (includes net securities lending income of $15,396)	26,429,037
Total investment income	146,561,008
Expenses:
Advisory fees	10,042,827
Administrative services fees	431,049
Custodian fees	112,123
Distribution fees:
Class A	1,587,183
Class C	403,458
Class R	435,189
Transfer agent fees — A, C, R and Y	2,802,728
Transfer agent fees — R5	3
Transfer agent fees — R6	358,897
Trustees’ and officers’ fees and benefits	43,818
Registration and filing fees	127,582
Reports to shareholders	125,249
Professional services fees	123,567
Other	42,989
Total expenses	16,636,662
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,917,250)
Net expenses	14,719,412
Net investment income	131,841,596
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,304,408)
Affiliated investment securities	55
Futures contracts	(11,459,985)
(18,764,338)
Change in net unrealized appreciation of:
Unaffiliated investment securities	55,203,819
Affiliated investment securities	4,181
Futures contracts	5,605,166
60,813,166
Net realized and unrealized gain	42,048,828
Net increase in net assets resulting from operations	$173,890,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31
Invesco Core Bond Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$131,841,596	$114,125,007
Net realized gain (loss)	(18,764,338)	71,947,724
Change in net unrealized appreciation	60,813,166	64,185,042
Net increase in net assets resulting from operations	173,890,424	250,257,773
Distributions to shareholders from distributable earnings:
Class A	(27,845,664)	(27,980,733)
Class C	(1,438,808)	(1,534,412)
Class R	(3,536,271)	(3,109,629)
Class Y	(49,569,598)	(40,902,740)
Class R5	(383)	(576)
Class R6	(54,623,792)	(41,359,598)
Total distributions from distributable earnings	(137,014,516)	(114,887,688)
Share transactions–net:
Class A	13,402,023	36,524,956
Class C	(3,055,674)	(915,476)
Class R	16,387,231	4,050,992
Class Y	265,507,921	(10,886,499)
Class R5	—	(5,630)
Class R6	(26,736,115)	838,109,938
Net increase in net assets resulting from share transactions	265,505,386	866,878,281
Net increase in net assets	302,381,294	1,002,248,366
Net assets:
Beginning of year	2,876,901,877	1,874,653,511
End of year	$3,179,283,171	$2,876,901,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32
Invesco Core Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$5.66	$0.23	$0.08	$0.31	$(0.24)	$—	$(0.24)	$5.73	5.68%	$663,104	0.68%	0.76%	4.14%	627%
Year ended 10/31/24	5.30	0.25	0.36	0.61	(0.25)	—	(0.25)	5.66	11.71	641,948	0.68	0.77	4.47	565
Year ended 10/31/23	5.51	0.23	(0.20)	0.03	(0.24)	—	(0.24)	5.30	0.40	567,301	0.68	0.79	4.12	578
Year ended 10/31/22	6.84	0.13	(1.31)	(1.18)	(0.15)	—	(0.15)	5.51	(17.43)	566,064	0.69	0.79	2.17	413
Year ended 10/31/21	7.05	0.09	(0.08)	0.01	(0.10)	(0.12)	(0.22)	6.84	0.15	760,690	0.72	0.79	1.23	526
Class C
Year ended 10/31/25	5.67	0.19	0.07	0.26	(0.20)	—	(0.20)	5.73	4.71	38,653	1.43	1.51	3.39	627
Year ended 10/31/24	5.31	0.21	0.36	0.57	(0.21)	—	(0.21)	5.67	10.88	41,245	1.43	1.52	3.72	565
Year ended 10/31/23	5.51	0.19	(0.19)	0.00	(0.20)	—	(0.20)	5.31	(0.16)	39,579	1.43	1.54	3.37	578
Year ended 10/31/22	6.84	0.09	(1.32)	(1.23)	(0.10)	—	(0.10)	5.51	(18.07)	41,620	1.44	1.54	1.42	413
Year ended 10/31/21	7.05	0.03	(0.07)	(0.04)	(0.05)	(0.12)	(0.17)	6.84	(0.64)	68,167	1.48	1.54	0.47	526
Class R
Year ended 10/31/25	5.66	0.22	0.08	0.30	(0.23)	—	(0.23)	5.73	5.42	91,503	0.93	1.01	3.89	627
Year ended 10/31/24	5.30	0.24	0.36	0.60	(0.24)	—	(0.24)	5.66	11.44	73,928	0.93	1.02	4.22	565
Year ended 10/31/23	5.50	0.22	(0.19)	0.03	(0.23)	—	(0.23)	5.30	0.33	65,342	0.93	1.04	3.87	578
Year ended 10/31/22	6.83	0.12	(1.31)	(1.19)	(0.14)	—	(0.14)	5.50	(17.68)	68,228	0.94	1.04	1.92	413
Year ended 10/31/21	7.04	0.07	(0.08)	(0.01)	(0.08)	(0.12)	(0.20)	6.83	(0.14)	84,671	0.98	1.04	0.97	526
Class Y
Year ended 10/31/25	5.63	0.25	0.08	0.33	(0.26)	—	(0.26)	5.70	5.95	1,199,667	0.43	0.51	4.39	627
Year ended 10/31/24	5.27	0.26	0.37	0.63	(0.27)	—	(0.27)	5.63	12.03	919,799	0.43	0.52	4.72	565
Year ended 10/31/23	5.47	0.24	(0.19)	0.05	(0.25)	—	(0.25)	5.27	0.82	873,415	0.43	0.54	4.37	578
Year ended 10/31/22	6.79	0.15	(1.30)	(1.15)	(0.17)	—	(0.17)	5.47	(17.21)	544,605	0.44	0.54	2.42	413
Year ended 10/31/21	7.00	0.10	(0.07)	0.03	(0.12)	(0.12)	(0.24)	6.79	0.43	721,456	0.43	0.54	1.52	526
Class R5
Year ended 10/31/25	5.66	0.25	0.08	0.33	(0.26)	—	(0.26)	5.73	6.00	8	0.37	0.39	4.45	627
Year ended 10/31/24	5.30	0.27	0.36	0.63	(0.27)	—	(0.27)	5.66	12.00	8	0.41	0.43	4.74	565
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	—	(0.26)	5.30	0.84	13	0.43	0.45	4.37	578
Year ended 10/31/22	6.84	0.15	(1.32)	(1.17)	(0.17)	—	(0.17)	5.50	(17.36)	14	0.44	0.45	2.42	413
Year ended 10/31/21	7.05	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.84	0.46	17	0.41	0.43	1.54	526
Class R6
Year ended 10/31/25	5.66	0.25	0.07	0.32	(0.26)	—	(0.26)	5.72	5.83	1,186,347	0.37	0.39	4.45	627
Year ended 10/31/24	5.30	0.27	0.36	0.63	(0.27)	—	(0.27)	5.66	12.04	1,199,974	0.38	0.40	4.77	565
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	—	(0.26)	5.30	0.87	329,003	0.39	0.41	4.41	578
Year ended 10/31/22	6.83	0.15	(1.31)	(1.16)	(0.17)	—	(0.17)	5.50	(17.22)	284,165	0.40	0.41	2.46	413
Year ended 10/31/21	7.04	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.83	0.48	311,703	0.38	0.40	1.57	526

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33
Invesco Core Bond Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Core Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
34
Invesco Core Bond Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income
35
Invesco Core Bond Fund

accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
36
Invesco Core Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.400%
Next $500 million	0.350%
Next $4 billion	0.330%
Over $5 billion	0.310%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.33%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.72%, 1.47%, 0.97%, 0.47%, 0.38% and 0.35%, respectively of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $741,878 and reimbursed class level expenses of $372,603, $24,721, $54,144, $678,368, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $46,775 in front-end sales commissions from the sale of Class A shares and $3,315 and $4,607 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
37
Invesco Core Bond Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,082,315,295	$8,540,384	$1,090,855,679
Asset-Backed Securities	—	844,676,836	3,769,105	848,445,941
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	726,470,656	—	726,470,656
U.S. Treasury Securities	—	552,796,966	—	552,796,966
Preferred Stocks	10,915,078	—	—	10,915,078
Agency Credit Risk Transfer Notes	—	3,024,173	—	3,024,173
Exchange-Traded Funds	356,748	—	—	356,748
Money Market Funds	534,138,284	12,427,181	—	546,565,465
Total Investments in Securities	545,410,110	3,221,711,107	12,309,489	3,779,430,706
Other Investments - Assets*
Futures Contracts	4,347,179	—	—	4,347,179
Other Investments - Liabilities*
Futures Contracts	(2,195,049)	—	—	(2,195,049)
Total Other Investments	2,152,130	—	—	2,152,130
Total Investments	$547,562,240	$3,221,711,107	$12,309,489	$3,781,582,836

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$4,347,179
Derivatives not subject to master netting agreements	(4,347,179)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(2,195,049)
Derivatives not subject to master netting agreements	2,195,049
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
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Invesco Core Bond Fund

Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(11,459,985)
Change in Net Unrealized Appreciation:
Futures contracts	5,605,166
Total	$(5,854,819)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$870,544,055

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $45,536.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$137,014,516	$114,887,688

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$1,336,681
Net unrealized appreciation — investments	3,815,218
Temporary book/tax differences	(117,528)
Capital loss carryforward	(281,147,054)
Shares of beneficial interest	3,455,395,854
Total net assets	$3,179,283,171
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
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Invesco Core Bond Fund

The Fund has a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$167,553,639	$113,593,415	$281,147,054
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $3,051,778,265 and $2,892,104,444, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$29,574,495
Aggregate unrealized (depreciation) of investments	(25,759,277)
Net unrealized appreciation of investments	$3,815,218
Cost of investments for tax purposes is $3,777,767,618.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of amortization and accretion on debt securities, dollar rolls and paydowns, on October 31, 2025, undistributed net investment income was increased by $3,442,033 and undistributed net realized gain (loss) was decreased by $3,442,033. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	24,291,941	$137,247,276	24,930,232	$141,224,419
Class C	2,135,239	12,067,925	2,160,605	12,253,209
Class R	6,383,600	35,935,159	3,987,237	22,441,345
Class Y	116,884,220	656,531,959	93,528,922	526,025,194
Class R6	27,831,356	156,865,482	184,394,725	1,031,928,286
Issued as reinvestment of dividends:
Class A	4,434,668	25,102,351	4,473,984	25,284,329
Class C	230,809	1,307,146	243,790	1,379,060
Class R	618,810	3,501,871	545,821	3,084,225
Class Y	6,254,670	35,210,024	5,063,477	28,462,763
Class R6	9,467,486	53,527,682	7,029,257	39,701,570
Automatic conversion of Class C shares to Class A shares:
Class A	818,499	4,620,602	949,609	5,348,113
Class C	(818,030)	(4,620,602)	(948,992)	(5,348,113)
Reacquired:
Class A	(27,211,891)	(153,568,206)	(23,963,676)	(135,331,905)
Class C	(2,087,139)	(11,810,143)	(1,634,033)	(9,199,632)
Class R	(4,090,523)	(23,049,799)	(3,799,507)	(21,474,578)
Class Y	(76,017,225)	(426,234,062)	(100,918,142)	(565,374,456)
Class R5	-	-	(1,004)	(5,630)
Class R6	(42,211,340)	(237,129,279)	(41,327,092)	(233,519,918)
Net increase in share activity	46,915,150	$265,505,386	154,715,213	$866,878,281

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 21% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
40
Invesco Core Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Core Bond Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
41
Invesco Core Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the  independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Core Bond Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.   The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period and above the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and
42
Invesco Core Bond Fund

that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
43
Invesco Core Bond Fund

federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
44
Invesco Core Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	3.15%
Corporate Dividends Received Deduction*	2.15%
U.S. Treasury Obligations*	16.01%
Qualified Business Income*	0.00%
Business Interest Income*	76.92%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
45
Invesco Core Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
46
Invesco Core Bond Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-TRB-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Developing Markets Fund
Nasdaq:
A: ODMAX ■ C: ODVCX ■ R: ODVNX ■ Y: ODVYX ■ R5: DVMFX ■ R6: ODVIX

2	Consolidated Schedule of Investments
4	Consolidated Financial Statements
7	Consolidated Financial Highlights
8	Notes to Consolidated Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–97.67%
Brazil–9.27%
Ambev S.A.	70,347,455	$166,194,138
Banco do Brasil S.A.	31,644,879	128,815,853
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	9,060,744	51,316,624
Lojas Renner S.A.	29,384,641	81,054,298
Petroleo Brasileiro S.A., ADR	12,501,729	145,520,126
Raia Drogasil S.A.	13,766,336	51,176,446
Telefonica Brasil S.A.	7,686,307	45,775,384
Vale S.A., ADR	26,137,135	315,997,961
		985,850,830
China–27.68%
Alibaba Group Holding Ltd.	13,646,302	290,376,061
Anhui Conch Cement Co. Ltd., H Shares	24,385,000	72,702,971
China Resources Beer (Holdings) Co. Ltd.	36,945,363	126,372,654
ENN Energy Holdings Ltd.	7,313,589	63,725,269
Full Truck Alliance Co. Ltd., ADR	12,377,178	160,903,314
Gree Electric Appliances, Inc. of Zhuhai	11,537,952	64,516,504
H World Group Ltd., ADR	6,570,992	253,640,291
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	50,771,408	195,736,582
JD.com, Inc., A Shares	17,075,499	281,916,074
Jiangsu Hengrui Pharmaceuticals Co. Ltd.(a)(b)	13,195,200	127,884,732
NetEase, Inc.	3,586,859	100,649,853
NetEase, Inc., ADR	1,250,866	175,246,327
New Horizon Health Ltd.(b)(c)(d)	27,463,500	7,068,612
New Oriental Education & Technology Group, Inc., ADR(b)	1,166,389	69,481,793
Tencent Holdings Ltd.	9,906,731	804,700,953
Tencent Music Entertainment Group, ADR	434,264	9,692,773
Tingyi Cayman Islands Holding Corp.	27,408,523	37,605,278
Vipshop Holdings Ltd., ADR	5,874,362	102,742,591
		2,944,962,632
Hong Kong–2.94%
AIA Group Ltd.	30,048,965	292,398,357
CK Asset Holdings Ltd.	4,009,000	19,833,501
		312,231,858
Hungary–0.30%
Richter Gedeon Nyrt	1,035,913	31,910,308
India–9.12%
Delhivery Ltd.(b)	3,182,699	16,695,194
HDFC Bank Ltd.	37,617,437	418,262,307
ICICI Bank Ltd.	9,175,235	139,028,991
Kotak Mahindra Bank Ltd.	3,210,374	76,049,865
Pine Labs Ltd. (Acquired 09/09/2021; Cost $49,999,780)(d)(e)	30,177,058	73,257,456
Power Grid Corp. of India Ltd.	17,805,941	57,771,085
Shriram Finance Ltd.	11,546,672	97,373,082
Tata Consultancy Services Ltd.	2,668,629	91,845,424
		970,283,404
Shares		Value
Indonesia–4.36%
Jardine Matheson Holdings Ltd.	396,306	$23,268,938
PT Astra International Tbk	208,259,757	77,006,814
PT Bank Central Asia Tbk	284,808,726	145,819,678
PT Bank Rakyat Indonesia (Persero) Tbk	721,389,543	172,570,992
PT Telkom Indonesia (Persero) Tbk	235,269,774	45,509,324
		464,175,746
Mexico–3.77%
Arca Continental S.A.B. de C.V.	2,519,944	24,406,638
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	18,597,918	175,443,179
Grupo Mexico S.A.B. de C.V., Class B	23,233,314	200,863,089
		400,712,906
Peru–1.59%
Credicorp Ltd.	648,139	169,164,279
Philippines–0.91%
SM Investments Corp.	7,788,929	96,382,602
Portugal–0.80%
Galp Energia SGPS S.A.	4,251,660	85,420,398
Russia–0.00%
Sberbank of Russia PJSC(d)	4,942,538	5
Saudi Arabia–0.74%
Saudi National Bank (The)	7,410,007	78,846,606
Singapore–0.75%
Grab Holdings Ltd., Class A(b)	13,347,736	80,219,893
South Africa–4.05%
Anglo American PLC	6,223,352	235,445,704
Naspers Ltd.	557,894	39,184,249
Valterra Platinum Ltd.	2,528,549	156,388,746
		431,018,699
South Korea–11.15%
Hyundai Mobis Co. Ltd.	424,416	93,854,274
Hyundai Motor Co.	319,586	64,808,631
KB Financial Group, Inc.	1,261,544	102,984,360
LG Electronics, Inc.	294,125	18,039,633
LG H&H Co. Ltd.	32,663	6,512,415
NAVER Corp.	140,039	26,245,572
Samsung E&A Co. Ltd.	1,016,238	18,475,493
Samsung Electronics Co. Ltd.	10,255,827	772,019,497
Samsung Fire & Marine Insurance Co. Ltd.	268,066	82,967,575
		1,185,907,450
Taiwan–16.11%
Hon Hai Precision Industry Co. Ltd.	11,890,290	98,896,078
Largan Precision Co. Ltd.	1,830,000	131,346,759
MediaTek, Inc.	3,016,000	127,906,820
Taiwan Semiconductor Manufacturing Co. Ltd.	26,242,429	1,269,075,109
Uni-President Enterprises Corp.	9,372,000	23,944,708
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Developing Markets Fund

Shares		Value
Taiwan–(continued)
Yageo Corp.	7,809,000	$62,853,560
		1,714,023,034
Thailand–3.23%
Bangkok Bank PCL, Foreign Shares	30,176,218	147,871,025
Kasikornbank PCL, Foreign Shares	33,907,627	195,446,713
		343,317,738
United States–0.90%
EPAM Systems, Inc.(b)	584,472	95,584,551
Total Common Stocks & Other Equity Interests (Cost $6,587,519,351)		10,390,012,939
Preferred Stocks–0.53%
China–0.10%
Abogen Therapeutics Ltd., Series C, Pfd.(d)	1,021,895	11,261,283
Shares		Value
South Korea–0.43%
Samsung Electronics Co. Ltd., Preference Shares	770,451	$45,468,132
Total Preferred Stocks (Cost $76,517,798)		56,729,415
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(a)(f)	74,734,517	74,734,517
Invesco Treasury Portfolio, Institutional Class, 3.96%(a)(f)	138,792,675	138,792,675
Total Money Market Funds (Cost $213,527,192)		213,527,192
TOTAL INVESTMENTS IN SECURITIES—100.21% (Cost $6,877,564,341)		10,660,269,546
OTHER ASSETS LESS LIABILITIES–(0.21)%		(22,082,494)
NET ASSETS–100.00%		$10,638,187,052
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,111,408	$2,113,523,769	$(2,141,900,660)	$-	$-	$74,734,517	$2,983,162
Invesco Treasury Portfolio, Institutional Class	191,550,628	3,925,115,572	(3,977,873,525)	-	-	138,792,675	5,495,685
Investments in Other Affiliates:
H World Group Ltd., ADR*	905,244,592	-	(650,983,737)	(396,278,767)	395,658,203	253,640,291	26,856,025
Jiangsu Hengrui Pharmaceuticals Co. Ltd.**	-	142,597,696	(96,186,616)	52,919,788	28,553,864	127,884,732	-
New Horizon Health Ltd.	13,130,578	-	(360,716)	(47,162)	(5,654,088)	7,068,612	-
Total	$1,213,037,206	$6,181,237,037	$(6,867,305,254)	$(343,406,141)	$418,557,979	$602,120,827	$35,334,872

*	At October 31, 2025, this security was no longer an affiliate of the Fund.
**	As of October 31, 2024, this security was not considered as an affiliate of the Fund.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Developing Markets Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $6,497,339,504)	$10,311,789,010
Investments in affiliates, at value (Cost $380,224,837)	348,480,536
Cash	35,842,194
Foreign currencies, at value (Cost $995,336)	994,561
Receivable for:
Investments sold	9,295,117
Fund shares sold	4,114,971
Dividends	20,784,547
Investment for trustee deferred compensation and retirement plans	1,267,051
Other assets	75,306
Total assets	10,732,643,293
Liabilities:
Payable for:
Investments purchased	5,809,726
Fund shares reacquired	25,278,319
Accrued foreign taxes	54,409,008
Accrued fees to affiliates	5,445,418
Accrued trustees’ and officers’ fees and benefits	165,643
Accrued other operating expenses	2,081,076
Trustee deferred compensation and retirement plans	1,267,051
Total liabilities	94,456,241
Net assets applicable to shares outstanding	$10,638,187,052
Net assets consist of:
Shares of beneficial interest	$4,039,989,115
Distributable earnings	6,598,197,937
$10,638,187,052
Net Assets:
Class A	$1,862,587,491
Class C	$26,517,119
Class R	$204,979,194
Class Y	$4,884,619,267
Class R5	$4,924,065
Class R6	$3,654,559,916
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	38,383,198
Class C	615,310
Class R	4,447,120
Class Y	102,330,486
Class R5	101,433
Class R6	76,561,573
Class A:
Net asset value per share	$48.53
Maximum offering price per share (Net asset value of $48.53 ÷ 94.50%)	$51.35
Class C:
Net asset value and offering price per share	$43.10
Class R:
Net asset value and offering price per share	$46.09
Class Y:
Net asset value and offering price per share	$47.73
Class R5:
Net asset value and offering price per share	$48.55
Class R6:
Net asset value and offering price per share	$47.73
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Developing Markets Fund

Consolidated Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest	$71,124
Dividends (net of foreign withholding taxes of $36,302,826)	256,661,230
Dividends from affiliates	35,334,872
Total investment income	292,067,226
Expenses:
Advisory fees	114,744,365
Administrative services fees	2,029,150
Custodian fees	1,912,472
Distribution fees:
Class A	4,396,227
Class C	261,791
Class R	965,430
Transfer agent fees — A, C, R and Y	18,289,648
Transfer agent fees — R5	11,390
Transfer agent fees — R6	1,556,870
Trustees’ and officers’ fees and benefits	64,570
Registration and filing fees	203,315
Reports to shareholders	1,197,970
Professional services fees	285,499
Other	360,717
Total expenses	146,279,414
Less: Fees waived and/or expense offset arrangement(s)	(306,151)
Net expenses	145,973,263
Net investment income	146,093,963
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $119,852,017)	4,057,150,489
Affiliated investment securities	418,557,979
Foreign currencies	(23,862,522)
Forward foreign currency contracts	(827,235)
Futures contracts	1,350,639
4,452,369,350
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $77,404,059)	(2,182,096,192)
Affiliated investment securities	(343,406,141)
Foreign currencies	1,385,264
(2,524,117,069)
Net realized and unrealized gain	1,928,252,281
Net increase in net assets resulting from operations	$2,074,346,244
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Developing Markets Fund

Consolidated Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$146,093,963	$268,204,930
Net realized gain	4,452,369,350	1,723,080,962
Change in net unrealized appreciation (depreciation)	(2,524,117,069)	803,506,696
Net increase in net assets resulting from operations	2,074,346,244	2,794,792,588
Distributions to shareholders from distributable earnings:
Class A	(99,867)	(12,443,762)
Class C	—	(82,552)
Class R	—	(673,642)
Class Y	(22,561,946)	(92,573,787)
Class R5	(92,238)	(151,648)
Class R6	(25,052,450)	(87,629,049)
Total distributions from distributable earnings	(47,806,501)	(193,554,440)
Share transactions–net:
Class A	(435,478,053)	(554,364,376)
Class C	(7,782,594)	(10,441,621)
Class R	(29,824,714)	(41,584,488)
Class Y	(5,589,671,551)	(2,556,147,051)
Class R5	(23,799,623)	9,748,862
Class R6	(3,930,507,193)	(2,662,747,530)
Net increase (decrease) in net assets resulting from share transactions	(10,017,063,728)	(5,815,536,204)
Net increase (decrease) in net assets	(7,990,523,985)	(3,214,298,056)
Net assets:
Beginning of year	18,628,711,037	21,843,009,093
End of year	$10,638,187,052	$18,628,711,037
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Developing Markets Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$40.70	$0.32	$7.51	$7.83	$(0.00)	$—	$(0.00)	$48.53	19.24%	$1,862,587	1.29%	1.29%	0.75%	79%
Year ended 10/31/24	36.25	0.39	4.27	4.66	(0.21)	—	(0.21)	40.70	12.89	1,993,336	1.28	1.28	0.96	43
Year ended 10/31/23	31.45	0.28	4.72	5.00	(0.20)	—	(0.20)	36.25	15.91	2,281,614	1.25	1.25	0.73	25
Year ended 10/31/22	53.50	0.08	(19.74)	(19.66)	(0.04)	(2.35)	(2.39)	31.45	(38.24)	2,394,926	1.24	1.24	0.23	27
Year ended 10/31/21	45.84	0.11	7.55	7.66	—	—	—	53.50	16.71	4,467,836	1.20	1.20	0.20	38
Class C
Year ended 10/31/25	36.41	0.00	6.69	6.69	—	—	—	43.10	18.37	26,517	2.04	2.04	0.00	79
Year ended 10/31/24	32.58	0.08	3.83	3.91	(0.08)	—	(0.08)	36.41	12.00	30,132	2.03	2.03	0.21	43
Year ended 10/31/23	28.36	(0.01)	4.27	4.26	(0.04)	—	(0.04)	32.58	15.01	36,504	2.00	2.00	(0.02)	25
Year ended 10/31/22	48.79	(0.19)	(17.89)	(18.08)	—	(2.35)	(2.35)	28.36	(38.70)	30,355	1.99	1.99	(0.52)	27
Year ended 10/31/21	42.11	(0.28)	6.96	6.68	—	—	—	48.79	15.86	71,470	1.95	1.95	(0.55)	38
Class R
Year ended 10/31/25	38.75	0.20	7.14	7.34	—	—	—	46.09	18.94	204,979	1.54	1.54	0.50	79
Year ended 10/31/24	34.52	0.27	4.07	4.34	(0.11)	—	(0.11)	38.75	12.60	200,998	1.53	1.53	0.71	43
Year ended 10/31/23	29.94	0.18	4.48	4.66	(0.08)	—	(0.08)	34.52	15.58	216,912	1.50	1.50	0.48	25
Year ended 10/31/22	51.11	(0.01)	(18.81)	(18.82)	—	(2.35)	(2.35)	29.94	(38.38)	209,736	1.49	1.49	(0.02)	27
Year ended 10/31/21	43.91	(0.03)	7.23	7.20	—	—	—	51.11	16.40	379,043	1.45	1.45	(0.05)	38
Class Y
Year ended 10/31/25	40.03	0.41	7.39	7.80	(0.10)	—	(0.10)	47.73	19.54	4,884,619	1.04	1.04	1.00	79
Year ended 10/31/24	35.67	0.48	4.19	4.67	(0.31)	—	(0.31)	40.03	13.17	9,452,791	1.03	1.03	1.21	43
Year ended 10/31/23	30.99	0.37	4.64	5.01	(0.33)	—	(0.33)	35.67	16.15	10,725,130	1.00	1.00	0.98	25
Year ended 10/31/22	52.78	0.19	(19.44)	(19.25)	(0.19)	(2.35)	(2.54)	30.99	(38.08)	10,871,573	0.99	0.99	0.48	27
Year ended 10/31/21	45.21	0.24	7.45	7.69	(0.12)	—	(0.12)	52.78	17.01	23,079,615	0.95	0.95	0.45	38
Class R5
Year ended 10/31/25	40.70	0.45	7.53	7.98	(0.13)	—	(0.13)	48.55	19.68	4,924	0.94	0.94	1.10	79
Year ended 10/31/24	36.26	0.52	4.26	4.78	(0.34)	—	(0.34)	40.70	13.25	28,230	0.95	0.95	1.29	43
Year ended 10/31/23	31.51	0.39	4.75	5.14	(0.39)	—	(0.39)	36.26	16.30	16,143	0.94	0.94	1.04	25
Year ended 10/31/22	53.52	0.26	(19.70)	(19.44)	(0.22)	(2.35)	(2.57)	31.51	(37.93)	130	0.89	0.89	0.58	27
Year ended 10/31/21	45.85	0.27	7.55	7.82	(0.15)	—	(0.15)	53.52	17.07	10,527	0.90	0.90	0.50	38
Class R6
Year ended 10/31/25	40.03	0.47	7.39	7.86	(0.16)	—	(0.16)	47.73	19.72	3,654,560	0.87	0.87	1.17	79
Year ended 10/31/24	35.67	0.53	4.20	4.73	(0.37)	—	(0.37)	40.03	13.33	6,923,223	0.88	0.88	1.36	43
Year ended 10/31/23	31.02	0.42	4.64	5.06	(0.41)	—	(0.41)	35.67	16.31	8,566,706	0.87	0.87	1.11	25
Year ended 10/31/22	52.83	0.25	(19.44)	(19.19)	(0.27)	(2.35)	(2.62)	31.02	(37.98)	9,369,739	0.84	0.84	0.63	27
Year ended 10/31/21	45.25	0.32	7.45	7.77	(0.19)	—	(0.19)	52.83	17.17	21,541,460	0.81	0.81	0.59	38

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $24,736,814 in connection with the acquisition of Invesco Emerging Markets Innovators Fund into the Fund.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Developing Markets Fund

Notes to Consolidated Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the OFI Global China Fund, LLC (the “Subsidiary”), a private fund organized under Delaware law that is a wholly-owned subsidiary of the Fund. The Subsidiary may invest in companies established or operating in, or with significant exposure to, the People’s Republic of China or other developing markets countries. For operational efficiency and regulatory considerations, the Fund may gain access to such companies through an investment in the Subsidiary. The Fund may invest up to 10% of its net assets in the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
8
Invesco Developing Markets Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Consolidated Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Consolidated Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended October 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related
9
Invesco Developing Markets Fund

to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Fund’s consolidated financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
M.
Other Risks - The Subsidiary is not registered under the 1940 Act. As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is controlled by the Fund and managed by OppenheimerFunds, Inc. The Subsidiary may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Subsidiary is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely. In addition, investments in the Subsidiary will be deemed illiquid and therefore subject the Fund to liquidity risk.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
10
Invesco Developing Markets Fund

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s investments in Class A Shares of Chinese companies involve certain risks discussed above that may be more pronounced for the China A Shares market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	1.000%
Next $250 million	0.950%
Next $500 million	0.900%
Next $6 billion	0.850%
Next $3 billion	0.800%
Next $20 billion	0.750%
Next $15 billion	0.740%
Over $45 billion	0.730%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.80%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $242,670.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.
11
Invesco Developing Markets Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $44,526 in front-end sales commissions from the sale of Class A shares and $1,190 and $835 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $695 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$985,850,830	$—	$—	$985,850,830
China	771,707,089	2,166,186,931	18,329,895	2,956,223,915
Hong Kong	—	312,231,858	—	312,231,858
Hungary	—	31,910,308	—	31,910,308
India	—	897,025,948	73,257,456	970,283,404
Indonesia	—	464,175,746	—	464,175,746
Mexico	400,712,906	—	—	400,712,906
Peru	169,164,279	—	—	169,164,279
Philippines	—	96,382,602	—	96,382,602
Portugal	—	85,420,398	—	85,420,398
Russia	—	—	5	5
Saudi Arabia	—	78,846,606	—	78,846,606
Singapore	80,219,893	—	—	80,219,893
South Africa	—	431,018,699	—	431,018,699
South Korea	—	1,231,375,582	—	1,231,375,582
Taiwan	—	1,714,023,034	—	1,714,023,034
Thailand	—	343,317,738	—	343,317,738
United States	95,584,551	—	—	95,584,551
Money Market Funds	213,527,192	—	—	213,527,192
Total Investments	$2,716,766,740	$7,851,915,450	$91,587,356	$10,660,269,546
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
12
Invesco Developing Markets Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the year ended October 31, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 10/31/25
Common Stocks & Other Equity Interests	$82,309,993	$100,000,136	$(50,360,497)	$—	$(5,654,088)	$(45,969,471)	$—	$—	$80,326,073
Preferred Stocks	107,560,291	—	(69,042,036)	—	169,424	(27,426,396)	—	—	11,261,283
Total	$189,870,284	$100,000,136	$(119,402,533)	$—	$(5,484,664)	$(73,395,867)	$—	$—	$91,587,356
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 10/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Common Stocks & Other Equity Interests	$80,326,073	Comparable Companies	Revenue Multiple	12.50x	-
Preferred Stocks	11,261,283	Expected Recovery	Anticipated Proceeds	11.02% of Par	-
Total	$91,587,356
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(827,235)	$-	$(827,235)
Futures contracts	-	1,350,639	1,350,639
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$22,555,731	$40,987,730

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $63,481.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
13
Invesco Developing Markets Fund

NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$47,806,501	$193,554,440

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$39,502,427
Undistributed long-term capital gain	2,971,813,432
Net unrealized appreciation — investments	3,619,382,105
Net unrealized appreciation — foreign currencies	926,415
Temporary book/tax differences	(1,295,813)
Capital loss carryforward	(32,130,629)
Shares of beneficial interest	4,039,989,115
Total net assets	$10,638,187,052
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$28,325,194	$3,805,435	$32,130,629
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $11,088,442,665 and $21,027,061,411, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,911,064,752
Aggregate unrealized (depreciation) of investments	(291,682,647)
Net unrealized appreciation of investments	$3,619,382,105
Cost of investments for tax purposes is $7,040,887,441.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign capital gains taxes and equalization, on October 31, 2025, undistributed net investment income was decreased by $135,897,984, undistributed net realized gain was decreased by $703,297,016 and shares of beneficial interest was increased by $839,195,000. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,135,804	$129,729,711	5,328,855	$209,984,871
Class C	94,725	3,542,426	122,228	4,346,117
Class R	451,013	17,620,877	570,733	21,498,256
Class Y	20,151,379	804,631,512	48,735,422	1,886,738,151
Class R5	58,852	2,334,277	334,136	13,173,729
Class R6	17,672,533	722,885,951	33,683,986	1,304,198,481
14
Invesco Developing Markets Fund

	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	2,001	$80,234	300,051	$11,389,931
Class C	-	-	2,363	80,803
Class R	-	-	18,567	672,685
Class Y	465,816	18,311,245	2,068,190	77,060,768
Class R5	2,308	92,195	4,001	151,495
Class R6	457,700	17,969,282	1,783,040	66,346,917
Automatic conversion of Class C shares to Class A shares:
Class A	101,244	4,232,472	133,270	5,290,203
Class C	(113,553)	(4,232,472)	(148,359)	(5,290,203)
Reacquired:
Class A	(13,838,123)	(569,520,470)	(19,718,498)	(781,029,381)
Class C	(193,365)	(7,092,548)	(269,297)	(9,578,338)
Class R	(1,190,847)	(47,445,591)	(1,685,433)	(63,755,429)
Class Y	(154,436,116)	(6,412,614,308)	(115,293,702)	(4,519,945,970)
Class R5	(653,387)	(26,226,095)	(89,650)	(3,576,362)
Class R6	(114,535,350)	(4,671,362,426)	(102,650,102)	(4,033,292,928)
Net increase (decrease) in share activity	(242,367,366)	$(10,017,063,728)	(146,770,199)	$(5,815,536,204)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Developing Markets Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Developing Markets Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Developing Markets Fund and its subsidiary (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
Invesco Developing Markets Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Developing Markets Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts. the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI Emerging Markets Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s stock selection and overweight or underweight exposure to certain regions, negatively impacted performance, and that the Fund’s long-term performance continued to be negatively impacted by Russian exposure.  The Board noted information provided by management indicating that the portfolio
17
Invesco Developing Markets Fund

management team, in consultation with the investment risk team, continues to analyze certain portfolio characteristics to address areas of underperformance.  The Board further noted Invesco’s restructuring of its fundamental equity platform to create a unified global platform in an effort to drive improved Fund performance.  The Board considered that as part of such restructuring, the Fund’s portfolio management team would be changed and the Fund also would undergo enhancements to its investment process, including removal of its growth investing emphasis, effective June 23, 2025.  The Board received and evaluated information from management regarding the estimated portfolio turnover and related transaction costs, as well as the estimated tax impact, associated with such enhancements.  The Board considered information provided and discussed by management regarding the strength and track record of the new portfolio management team.  The Board considered management’s rationale for the changes, as well as management’s views regarding how the changes could benefit Fund shareholders.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any
18
Invesco Developing Markets Fund

securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
19
Invesco Developing Markets Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$839,195,000
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Foreign Taxes	$0.7166	per share
Foreign Source Income	$1.4346	per share
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
20
Invesco Developing Markets Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
Invesco Developing Markets Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-DVM-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Discovery Mid Cap Growth Fund
Nasdaq:
A: OEGAX ■ C: OEGCX ■ R: OEGNX ■ Y: OEGYX ■ R5: DMCFX ■ R6: OEGIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–97.19%
Aerospace & Defense–12.16%
Axon Enterprise, Inc.(b)	180,531	$132,190,214
BWX Technologies, Inc.	343,178	73,306,253
Carpenter Technology Corp.	260,965	82,438,844
Curtiss-Wright Corp.	175,060	104,288,494
Embraer S.A., ADR (Brazil)(c)	836,011	53,905,989
HEICO Corp.(c)	276,870	87,980,980
Howmet Aerospace, Inc.	937,996	193,180,276
Karman Holdings, Inc.(b)(c)	735,251	61,937,544
		789,228,594
Apparel, Accessories & Luxury Goods–0.97%
Ralph Lauren Corp.	196,923	62,948,406
Application Software–1.98%
Guidewire Software, Inc.(b)	394,034	92,062,104
ServiceTitan, Inc.(b)(c)	388,253	36,635,553
		128,697,657
Asset Management & Custody Banks–0.56%
Ares Management Corp., Class A(c)	246,143	36,603,926
Automotive Retail–2.46%
AutoZone, Inc.(b)	24,250	89,104,928
Carvana Co.(b)	229,213	70,262,953
		159,367,881
Biotechnology–2.74%
Alnylam Pharmaceuticals, Inc.(b)	214,145	97,658,686
Natera, Inc.(b)	403,624	80,292,922
		177,951,608
Broadline Retail–1.85%
Coupang, Inc. (South Korea)(b)	1,407,284	44,990,869
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	623,475	75,322,015
		120,312,884
Cargo Ground Transportation–0.77%
XPO, Inc.(b)(c)	346,344	49,828,511
Communications Equipment–1.20%
Lumentum Holdings, Inc.(b)(c)	387,005	78,004,728
Construction & Engineering–7.46%
Comfort Systems USA, Inc.	184,114	177,776,796
EMCOR Group, Inc.	123,978	83,781,853
MasTec, Inc.(b)	360,000	73,497,600
Quanta Services, Inc.	332,665	149,409,831
		484,466,080
Construction Materials–0.48%
Martin Marietta Materials, Inc.	50,849	31,175,522
Consumer Finance–0.48%
Synchrony Financial	418,898	31,157,633
Data Center REITs–0.19%
Fermi LLC(b)(c)	478,425	12,539,519
Shares		Value
Education Services–0.55%
Duolingo, Inc.(b)(c)	132,169	$35,770,218
Electric Utilities–1.10%
NRG Energy, Inc.	413,819	71,118,933
Electrical Components & Equipment–3.05%
Rockwell Automation, Inc.	88,366	32,550,500
Vertiv Holdings Co., Class A	858,835	165,634,918
		198,185,418
Electronic Manufacturing Services–4.67%
Celestica, Inc. (Canada)(b)	272,041	93,712,684
Flex Ltd.(b)	2,022,958	126,475,334
TE Connectivity PLC (Switzerland)	334,754	82,687,585
		302,875,603
Financial Exchanges & Data–1.90%
Nasdaq, Inc.	1,072,279	91,669,132
Tradeweb Markets, Inc., Class A	301,751	31,801,538
		123,470,670
Food Retail–1.03%
Casey’s General Stores, Inc.	130,096	66,763,966
Health Care Distributors–2.22%
Cencora, Inc.	426,641	144,123,596
Health Care Equipment–2.59%
IDEXX Laboratories, Inc.(b)	100,461	63,241,204
Insulet Corp.(b)(c)	333,869	104,504,336
		167,745,540
Health Care Facilities–3.18%
Encompass Health Corp.	963,439	109,687,530
Tenet Healthcare Corp.(b)	468,547	96,750,270
		206,437,800
Health Care Services–0.75%
Labcorp Holdings, Inc.	190,767	48,447,187
Homebuilding–0.65%
D.R. Horton, Inc.	281,496	41,965,424
Hotels, Resorts & Cruise Lines–4.07%
Hilton Worldwide Holdings, Inc.	703,007	180,644,679
Viking Holdings Ltd.(b)(c)	1,376,810	83,778,888
		264,423,567
Independent Power Producers & Energy Traders–1.42%
Vistra Corp.	489,955	92,258,527
Industrial Machinery & Supplies & Components–2.35%
ITT, Inc.	519,805	96,200,311
SPX Technologies, Inc.(b)	252,048	56,431,027
		152,631,338
Interactive Home Entertainment–1.99%
Roblox Corp., Class A(b)	754,827	85,838,926
Take-Two Interactive Software, Inc.(b)	170,083	43,604,179
		129,443,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Interactive Media & Services–0.50%
Reddit, Inc., Class A(b)(c)	154,711	$32,326,864
Internet Services & Infrastructure–4.99%
Cloudflare, Inc., Class A(b)	725,000	183,642,500
CoreWeave, Inc., Class A(b)(c)	386,298	51,651,906
MongoDB, Inc.(b)	245,345	88,280,038
		323,574,444
Investment Banking & Brokerage–4.54%
Evercore, Inc., Class A	317,694	93,579,944
LPL Financial Holdings, Inc.	247,144	93,249,903
Robinhood Markets, Inc., Class A(b)	733,374	107,644,636
		294,474,483
Life Sciences Tools & Services–0.74%
Agilent Technologies, Inc.	327,481	47,930,119
Movies & Entertainment–0.84%
TKO Group Holdings, Inc.	289,538	54,548,959
Oil & Gas Equipment & Services–0.98%
TechnipFMC PLC (United Kingdom)	1,532,863	63,383,885
Oil & Gas Storage & Transportation–0.78%
Cheniere Energy, Inc.	239,842	50,846,504
Other Specialty Retail–1.43%
Chewy, Inc., Class A(b)	469,199	15,821,390
Ulta Beauty, Inc.(b)	148,106	76,997,348
		92,818,738
Real Estate Services–1.69%
CBRE Group, Inc., Class A(b)	720,392	109,809,353
Restaurants–2.29%
DoorDash, Inc., Class A(b)	470,490	119,678,541
Dutch Bros, Inc., Class A(b)	520,940	28,933,008
		148,611,549
Semiconductor Materials & Equipment–0.89%
Teradyne, Inc.	316,249	57,481,418
Semiconductors–6.87%
Credo Technology Group Holding Ltd.(b)	504,103	94,579,805
Lattice Semiconductor Corp.(b)(c)	1,394,225	101,722,656
MACOM Technology Solutions Holdings, Inc.(b)	407,240	60,324,461
Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.	188,579	$189,521,895
		446,148,817
Systems Software–2.70%
CyberArk Software Ltd.(b)	36,920	19,227,197
Rubrik, Inc., Class A(b)	548,025	41,249,842
Zscaler, Inc.(b)	347,434	115,049,295
		175,526,334
Technology Hardware, Storage & Peripherals–1.09%
Pure Storage, Inc., Class A(b)	718,092	70,875,680
Trading Companies & Distributors–1.39%
Fastenal Co.	2,187,629	90,020,933
Transaction & Payment Processing Services–0.65%
Affirm Holdings, Inc.(b)	585,248	42,067,626
Total Common Stocks & Other Equity Interests (Cost $4,421,747,845)		6,308,389,547
Money Market Funds–2.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	57,542,570	57,542,570
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	106,865,268	106,865,268
Total Money Market Funds (Cost $164,407,838)		164,407,838
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $4,586,155,683)		6,472,797,385
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.20%
Invesco Private Government Fund, 4.13%(d)(e)(f)	120,140,031	120,140,031
Invesco Private Prime Fund, 4.30%(d)(e)(f)	282,336,225	282,420,926
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $402,561,412)		402,560,957
TOTAL INVESTMENTS IN SECURITIES–105.92% (Cost $4,988,717,095)		6,875,358,342
OTHER ASSETS LESS LIABILITIES—(5.92)%		(384,267,740)
NET ASSETS–100.00%		$6,491,090,602
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,573,046	$874,724,274	$(883,754,750)	$-	$-	$57,542,570	$2,331,380
Invesco Liquid Assets Portfolio	-	-	-	-	-	-	5,655
Invesco Treasury Portfolio, Institutional Class	123,636,150	1,624,487,939	(1,641,258,821)	-	-	106,865,268	4,288,113
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,523,131	1,064,552,499	(1,005,935,599)	-	-	120,140,031	3,074,857*
Invesco Private Prime Fund	194,247,109	2,191,147,972	(2,102,993,052)	(455)	19,352	282,420,926	8,305,539*
Total	$445,979,436	$5,754,912,684	$(5,633,942,222)	$(455)	$19,352	$566,968,795	$18,005,544

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $4,421,747,845)*	$6,308,389,547
Investments in affiliated money market funds, at value (Cost $566,969,250)	566,968,795
Cash	200,000
Receivable for:
Investments sold	39,544,009
Fund shares sold	1,823,797
Dividends	1,041,751
Investment for trustee deferred compensation and retirement plans	554,741
Other assets	71,066
Total assets	6,918,593,706
Liabilities:
Payable for:
Investments purchased	17,583,286
Dividends	328
Fund shares reacquired	4,101,851
Collateral upon return of securities loaned	402,561,412
Accrued fees to affiliates	2,459,621
Accrued trustees’ and officers’ fees and benefits	4,847
Accrued other operating expenses	209,718
Trustee deferred compensation and retirement plans	582,041
Total liabilities	427,503,104
Net assets applicable to shares outstanding	$6,491,090,602
Net assets consist of:
Shares of beneficial interest	$4,147,201,329
Distributable earnings	2,343,889,273
$6,491,090,602
Net Assets:
Class A	$3,920,236,713
Class C	$83,437,839
Class R	$155,029,535
Class Y	$709,880,398
Class R5	$108,341,632
Class R6	$1,514,164,485
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	128,118,126
Class C	3,965,160
Class R	5,733,943
Class Y	19,292,429
Class R5	3,457,729
Class R6	39,962,525
Class A:
Net asset value per share	$30.60
Maximum offering price per share (Net asset value of $30.60 ÷ 94.50%)	$32.38
Class C:
Net asset value and offering price per share	$21.04
Class R:
Net asset value and offering price per share	$27.04
Class Y:
Net asset value and offering price per share	$36.80
Class R5:
Net asset value and offering price per share	$31.33
Class R6:
Net asset value and offering price per share	$37.89

*	At October 31, 2025, securities with an aggregate value of $397,764,297 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Discovery Mid Cap Growth Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends	$26,732,624
Dividends from affiliated money market funds (includes net securities lending income of $577,231)	7,202,379
Total investment income	33,935,003
Expenses:
Advisory fees	38,146,154
Administrative services fees	888,729
Custodian fees	32,890
Distribution fees:
Class A	9,314,690
Class C	847,899
Class R	741,811
Transfer agent fees — A, C, R and Y	7,131,628
Transfer agent fees — R5	112,941
Transfer agent fees — R6	431,528
Trustees’ and officers’ fees and benefits	66,228
Registration and filing fees	154,426
Reports to shareholders	362,086
Professional services fees	109,668
Other	81,461
Total expenses	58,422,139
Less: Fees waived and/or expense offset arrangement(s)	(329,622)
Net expenses	58,092,517
Net investment income (loss)	(24,157,514)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	526,472,334
Affiliated investment securities	19,352
526,491,686
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	307,395,452
Affiliated investment securities	(455)
307,394,997
Net realized and unrealized gain	833,886,683
Net increase in net assets resulting from operations	$809,729,169
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss)	$(24,157,514)	$(13,748,078)
Net realized gain	526,491,686	701,602,894
Change in net unrealized appreciation	307,394,997	1,198,143,003
Net increase in net assets resulting from operations	809,729,169	1,885,997,819
Distributions to shareholders from distributable earnings:
Class A	(183,172,924)	—
Class C	(6,383,914)	—
Class R	(7,960,773)	—
Class Y	(26,462,759)	—
Class R5	(5,886,635)	—
Class R6	(56,446,518)	—
Total distributions from distributable earnings	(286,313,523)	—
Share transactions–net:
Class A	(136,742,282)	(307,475,727)
Class C	(13,267,386)	(22,138,664)
Class R	(1,268,142)	(11,129,996)
Class Y	1,243,127	(70,773,996)
Class R5	(20,795,881)	(11,506,134)
Class R6	(35,253,686)	(66,118,304)
Net increase (decrease) in net assets resulting from share transactions	(206,084,250)	(489,142,821)
Net increase in net assets	317,331,396	1,396,854,998
Net assets:
Beginning of year	6,173,759,206	4,776,904,208
End of year	$6,491,090,602	$6,173,759,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Discovery Mid Cap Growth Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$28.21	$(0.14)	$3.91	$3.77	$(1.38)	$30.60	13.55%	$3,920,237	1.04%	1.04%	(0.50)%	104%
Year ended 10/31/24	20.05	(0.09)	8.25	8.16	—	28.21	40.70	3,761,749	1.06	1.06	(0.35)	102
Year ended 10/31/23	21.50	(0.08)	(1.37)	(1.45)	—	20.05	(6.74)	2,918,068	1.04	1.04	(0.37)	124
Year ended 10/31/22	37.13	(0.11)	(9.79)	(9.90)	(5.73)	21.50	(30.69)	3,398,899	1.04	1.04	(0.44)	94
Year ended 10/31/21	26.65	(0.25)	11.81	11.56	(1.08)	37.13	44.48	5,288,400	1.03	1.03	(0.76)	92
Class C
Year ended 10/31/25	19.93	(0.24)	2.73	2.49	(1.38)	21.04	12.71 (d)	83,438	1.77 (d)	1.77 (d)	(1.23)(d)	104
Year ended 10/31/24	14.27	(0.19)	5.85	5.66	—	19.93	39.66 (d)	93,255	1.78 (d)	1.78 (d)	(1.07)(d)	102
Year ended 10/31/23	15.41	(0.17)	(0.97)	(1.14)	—	14.27	(7.40)(d)	84,404	1.77 (d)	1.77 (d)	(1.10)(d)	124
Year ended 10/31/22	28.52	(0.21)	(7.17)	(7.38)	(5.73)	15.41	(31.22)(d)	115,662	1.78 (d)	1.78 (d)	(1.18)(d)	94
Year ended 10/31/21	20.83	(0.36)	9.13	8.77	(1.08)	28.52	43.47 (d)	206,799	1.73 (d)	1.73 (d)	(1.46)(d)	92
Class R
Year ended 10/31/25	25.13	(0.18)	3.47	3.29	(1.38)	27.04	13.29	155,030	1.29	1.29	(0.75)	104
Year ended 10/31/24	17.91	(0.13)	7.35	7.22	—	25.13	40.31	145,183	1.31	1.31	(0.60)	102
Year ended 10/31/23	19.25	(0.12)	(1.22)	(1.34)	—	17.91	(6.96)	112,345	1.29	1.29	(0.62)	124
Year ended 10/31/22	33.95	(0.15)	(8.82)	(8.97)	(5.73)	19.25	(30.85)	124,370	1.29	1.29	(0.69)	94
Year ended 10/31/21	24.51	(0.30)	10.82	10.52	(1.08)	33.95	44.11	181,872	1.28	1.28	(1.01)	92
Class Y
Year ended 10/31/25	33.59	(0.08)	4.67	4.59	(1.38)	36.80	13.83	709,880	0.79	0.79	(0.25)	104
Year ended 10/31/24	23.82	(0.03)	9.80	9.77	—	33.59	41.02	648,634	0.81	0.81	(0.10)	102
Year ended 10/31/23	25.48	(0.03)	(1.63)	(1.66)	—	23.82	(6.52)	518,998	0.79	0.79	(0.12)	124
Year ended 10/31/22	42.77	(0.05)	(11.51)	(11.56)	(5.73)	25.48	(30.50)	668,812	0.79	0.79	(0.19)	94
Year ended 10/31/21	30.48	(0.19)	13.56	13.37	(1.08)	42.77	44.84	971,407	0.78	0.78	(0.51)	92
Class R5
Year ended 10/31/25	28.77	(0.05)	3.99	3.94	(1.38)	31.33	13.89	108,342	0.74	0.74	(0.20)	104
Year ended 10/31/24	20.39	(0.01)	8.39	8.38	—	28.77	41.10	122,491	0.75	0.75	(0.04)	102
Year ended 10/31/23	21.80	(0.01)	(1.40)	(1.41)	—	20.39	(6.47)	95,675	0.73	0.73	(0.06)	124
Year ended 10/31/22	37.45	(0.03)	(9.89)	(9.92)	(5.73)	21.80	(30.45)	106,860	0.73	0.73	(0.13)	94
Year ended 10/31/21	26.80	(0.15)	11.88	11.73	(1.08)	37.45	44.88	155,263	0.72	0.72	(0.45)	92
Class R6
Year ended 10/31/25	34.51	(0.04)	4.80	4.76	(1.38)	37.89	13.96	1,514,164	0.67	0.67	(0.13)	104
Year ended 10/31/24	24.44	0.01	10.06	10.07	—	34.51	41.20	1,402,448	0.68	0.68	0.03	102
Year ended 10/31/23	26.10	0.00	(1.66)	(1.66)	—	24.44	(6.36)	1,047,414	0.66	0.66	0.01	124
Year ended 10/31/22	43.62	(0.02)	(11.77)	(11.79)	(5.73)	26.10	(30.43)	1,173,789	0.67	0.67	(0.07)	94
Year ended 10/31/21	31.03	(0.14)	13.81	13.67	(1.08)	43.62	45.02	1,559,522	0.65	0.65	(0.38)	92

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98%, 0.97%, 0.98%, 0.99%
and 0.95% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco Discovery Mid Cap Growth Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Discovery Mid Cap Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Discovery Mid Cap Growth Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $34,708 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.680%
Next $500 million	0.650%
Next $4 billion	0.620%
Over $5 billion	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.61%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to
11
Invesco Discovery Mid Cap Growth Fund

any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $184,403.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $428,832 in front-end sales commissions from the sale of Class A shares and $5,806 and $5,466 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $71,522 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,308,389,547	$—	$—	$6,308,389,547
Money Market Funds	164,407,838	402,560,957	—	566,968,795
Total Investments	$6,472,797,385	$402,560,957	$—	$6,875,358,342
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Invesco Discovery Mid Cap Growth Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended October 31, 2025, the Fund engaged in securities purchases of $37,775,743.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $145,219.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Long-term capital gain	$286,313,523	$—

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$484,170,467
Net unrealized appreciation — investments	1,884,233,572
Temporary book/tax differences	(332,207)
Late-Year ordinary loss deferral	(24,182,559)
Shares of beneficial interest	4,147,201,329
Total net assets	$6,491,090,602
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $6,357,064,331 and $6,839,674,466, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,944,341,744
Aggregate unrealized (depreciation) of investments	(60,108,172)
Net unrealized appreciation of investments	$1,884,233,572
Cost of investments for tax purposes is $4,991,124,770.
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Invesco Discovery Mid Cap Growth Fund

NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies,net operating losses and equalization, on October 31, 2025, undistributed net investment income (loss) was increased by $20,509,793, undistributed net realized gain was decreased by $34,523,201 and shares of beneficial interest was increased by $14,013,408. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	7,581,336	$211,626,649	7,757,806	$199,195,683
Class C	645,573	12,461,898	686,124	12,482,409
Class R	977,570	23,909,089	1,014,616	23,273,300
Class Y	6,653,366	222,027,660	6,538,983	200,346,452
Class R5	361,241	10,352,542	542,041	13,901,440
Class R6	11,117,957	375,285,954	9,586,924	305,426,038
Issued as reinvestment of dividends:
Class A	5,883,630	173,743,590	-	-
Class C	303,434	6,202,192	-	-
Class R	303,667	7,940,901	-	-
Class Y	609,329	21,588,533	-	-
Class R5	195,089	5,883,894	-	-
Class R6	1,462,950	53,309,902	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	457,648	12,741,808	579,842	14,798,430
Class C	(662,000)	(12,741,808)	(817,385)	(14,798,430)
Reacquired:
Class A	(19,158,929)	(534,854,329)	(20,500,462)	(521,469,840)
Class C	(1,000,967)	(19,189,668)	(1,104,157)	(19,822,643)
Class R	(1,324,038)	(33,118,132)	(1,510,514)	(34,403,296)
Class Y	(7,282,548)	(242,373,066)	(9,017,849)	(271,120,448)
Class R5	(1,355,829)	(37,032,317)	(976,551)	(25,407,574)
Class R6	(13,261,132)	(463,849,542)	(11,802,021)	(371,544,342)
Net increase (decrease) in share activity	(7,492,653)	$(206,084,250)	(19,022,603)	$(489,142,821)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Discovery Mid Cap Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Discovery Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Discovery Mid Cap Growth Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
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Invesco Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Discovery Mid Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could
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Invesco Discovery Mid Cap Growth Fund

produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.
17
Invesco Discovery Mid Cap Growth Fund

The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
18
Invesco Discovery Mid Cap Growth Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$317,521,523
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
19
Invesco Discovery Mid Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Discovery Mid Cap Growth Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-DMCG-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Emerging Markets ex-China Fund
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund.
Nasdaq:
A: GTDDX ■ C: GTDCX ■ Y: GTDYX ■ R5: GTDIX ■ R6: GTDFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–97.73%
Brazil–10.82%
Ambev S.A.	8,037,345	$18,988,030
Banco do Brasil S.A.	2,991,454	12,177,222
Bradespar S.A., Preference Shares	6,820,279	23,503,559
ERO Copper Corp.(a)	454,074	9,696,279
Lojas Renner S.A.	6,445,236	17,778,474
Petroleo Brasileiro S.A., ADR(b)	1,802,084	19,913,028
Telefonica Brasil S.A., ADR(b)	1,687,226	20,128,606
Vale S.A.	340,400	4,129,128
		126,314,326
Hungary–1.72%
Richter Gedeon Nyrt	651,763	20,076,935
India–13.22%
Delhivery Ltd.(a)	3,689,746	19,354,964
Gujarat Pipavav Port Ltd.	4,913,007	9,205,228
HDFC Bank Ltd., ADR(b)	1,446,906	52,406,935
ICICI Bank Ltd., ADR	898,470	27,223,641
Infosys Ltd., ADR(b)	485,241	8,040,444
Power Grid Corp. of India Ltd.	4,825,021	15,654,701
Shriram Finance Ltd.	2,659,046	22,423,734
		154,309,647
Indonesia–2.84%
PT Bank Negara Indonesia (Persero) Tbk	45,884,410	12,059,994
PT Bank Rakyat Indonesia (Persero) Tbk	55,021,200	13,162,185
PT Semen Indonesia (Persero) Tbk	47,829,700	7,924,012
		33,146,191
Mexico–3.26%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	256,374	24,191,451
Genomma Lab Internacional S.A.B de C.V., Class B	14,122,062	13,819,150
		38,010,601
Peru–1.69%
Credicorp Ltd.	75,704	19,758,744
Poland–0.89%
InPost S.A.(a)	826,482	10,410,742
Portugal–1.11%
Galp Energia SGPS S.A.	643,026	12,919,080
Russia–0.00%
Moscow Exchange MICEX-RTS PJSC(c)	11,806,000	12
Sberbank of Russia PJSC(c)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(c)	15,636,015	15
		39
Saudi Arabia–2.77%
Saudi National Bank (The)	3,035,107	32,295,231
Singapore–1.86%
Grab Holdings Ltd., Class A(a)	3,619,266	21,751,789
Shares		Value
South Africa–5.96%
Anglo American PLC	637,769	$24,128,471
Naspers Ltd.	535,405	37,604,711
Valterra Platinum Ltd.	127,064	7,766,923
		69,500,105
South Korea–19.17%
Hyundai Mobis Co. Ltd.	95,585	21,137,424
KB Financial Group, Inc.	279,043	22,779,280
LG Chem Ltd.	61,131	17,003,476
LG Electronics, Inc.	132,386	8,119,659
NAVER Corp.	59,795	11,206,549
Samsung E&A Co. Ltd.	740,424	13,461,117
Samsung Electro-Mechanics Co. Ltd.	156,025	26,745,892
Samsung Electronics Co. Ltd.	1,101,549	82,920,403
Samsung Fire & Marine Insurance Co. Ltd.	65,472	20,263,864
		223,637,664
Taiwan–24.82%
Hon Hai Precision Industry Co. Ltd.	2,075,000	17,258,567
Largan Precision Co. Ltd.	277,000	19,881,449
MediaTek, Inc.	579,000	24,555,056
Taiwan Semiconductor Manufacturing Co. Ltd.	3,568,000	172,547,289
Uni-President Enterprises Corp.	6,112,000	15,615,670
Yageo Corp.	4,941,000	39,769,425
		289,627,456
Thailand–3.25%
Kasikornbank PCL, Foreign Shares	6,578,709	37,920,290
United Arab Emirates–0.63%
Americana Restaurants International PLC	12,467,423	7,380,786
United Kingdom–0.18%
Endava PLC, ADR(a)	221,380	2,052,193
United States–2.91%
EPAM Systems, Inc.(a)	98,374	16,088,084
Laureate Education, Inc., Class A(a)	613,586	17,812,402
		33,900,486
Vietnam–0.63%
Vietnam Dairy Products JSC	3,356,300	7,347,540
Total Common Stocks & Other Equity Interests (Cost $886,371,450)		1,140,359,845
Preferred Stocks–2.29%
South Korea–2.29%
Samsung Electronics Co. Ltd., Preference Shares (Cost $17,175,347)	453,470	26,761,512
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	228,254	228,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Emerging Markets ex-China Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	423,898	$423,898
Total Money Market Funds (Cost $652,152)		652,152
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.07% (Cost $904,198,949)		1,167,773,509
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.21%
Invesco Private Government Fund, 4.13%(d)(e)(f)	16,797,488	16,797,488
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.30%(d)(e)(f)	43,939,378	$43,952,560
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,750,048)		60,750,048
TOTAL INVESTMENTS IN SECURITIES—105.28% (Cost $964,948,997)		1,228,523,557
OTHER ASSETS LESS LIABILITIES–(5.28)%		(61,632,766)
NET ASSETS–100.00%		$1,166,890,791
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,599,069	$204,018,907	$(213,389,722)	$-	$-	$228,254	$385,283
Invesco Treasury Portfolio, Institutional Class	17,828,826	378,892,255	(396,297,183)	-	-	423,898	709,446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,448,559	239,644,086	(227,295,157)	-	-	16,797,488	338,925*
Invesco Private Prime Fund	11,604,321	546,484,983	(514,150,755)	954	13,057	43,952,560	944,044*
Total	$43,480,775	$1,369,040,231	$(1,351,132,817)	$954	$13,057	$61,402,200	$2,377,698

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Emerging Markets ex-China Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $903,546,797)*	$1,167,121,357
Investments in affiliated money market funds, at value (Cost $61,402,200)	61,402,200
Foreign currencies, at value (Cost $784,113)	790,474
Receivable for:
Fund shares sold	235,651
Dividends	1,800,258
Investment for trustee deferred compensation and retirement plans	314,739
Other assets	58,063
Total assets	1,231,722,742
Liabilities:
Payable for:
Fund shares reacquired	1,372,727
Accrued foreign taxes	1,593,477
Collateral upon return of securities loaned	60,750,048
Accrued fees to affiliates	516,589
Accrued trustees’ and officers’ fees and benefits	1,785
Accrued other operating expenses	268,271
Trustee deferred compensation and retirement plans	329,054
Total liabilities	64,831,951
Net assets applicable to shares outstanding	$1,166,890,791
Net assets consist of:
Shares of beneficial interest	$724,620,469
Distributable earnings	442,270,322
$1,166,890,791
Net Assets:
Class A	$429,420,199
Class C	$4,609,744
Class Y	$367,280,758
Class R5	$99,657,936
Class R6	$265,922,154
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,379,973
Class C	113,962
Class Y	8,873,569
Class R5	2,415,255
Class R6	6,448,487
Class A:
Net asset value per share	$41.37
Maximum offering price per share (Net asset value of $41.37 ÷ 94.50%)	$43.78
Class C:
Net asset value and offering price per share	$40.45
Class Y:
Net asset value and offering price per share	$41.39
Class R5:
Net asset value and offering price per share	$41.26
Class R6:
Net asset value and offering price per share	$41.24

*	At October 31, 2025, securities with an aggregate value of $58,534,823 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Emerging Markets ex-China Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $3,608,931)	$29,698,467
Dividends from affiliated money market funds (includes net securities lending income of $192,313)	1,287,042
Foreign withholding tax claims	66,240
Total investment income	31,051,749
Expenses:
Advisory fees	11,775,553
Administrative services fees	191,385
Custodian fees	307,322
Distribution fees:
Class A	958,796
Class C	46,354
Transfer agent fees — A, C and Y	1,472,751
Transfer agent fees — R5	144,510
Transfer agent fees — R6	113,237
Trustees’ and officers’ fees and benefits	31,528
Registration and filing fees	84,274
Reports to shareholders	182,053
Professional services fees	98,308
Other	32,422
Total expenses	15,438,493
Less: Fees waived and/or expense offset arrangement(s)	(48,558)
Net expenses	15,389,935
Net investment income	15,661,814
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $2,086,347)	239,665,253
Affiliated investment securities	13,057
Foreign currencies	(2,598,927)
Forward foreign currency contracts	114,205
237,193,588
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $255,337)	(5,154,798)
Affiliated investment securities	954
Foreign currencies	2,867,820
(2,286,024)
Net realized and unrealized gain	234,907,564
Net increase in net assets resulting from operations	$250,569,378
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Emerging Markets ex-China Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$15,661,814	$18,048,852
Net realized gain	237,193,588	32,441,473
Change in net unrealized appreciation (depreciation)	(2,286,024)	129,553,568
Net increase in net assets resulting from operations	250,569,378	180,043,893
Distributions to shareholders from distributable earnings:
Class A	(4,291,057)	(6,398,649)
Class C	(9,880)	(53,903)
Class Y	(7,123,565)	(10,036,966)
Class R5	(2,361,075)	(2,672,144)
Class R6	(5,816,978)	(9,241,518)
Total distributions from distributable earnings	(19,602,555)	(28,403,180)
Share transactions–net:
Class A	(40,078,820)	(44,260,953)
Class C	(1,511,201)	(2,726,488)
Class Y	(220,280,713)	(68,412,954)
Class R5	(84,922,065)	9,322,743
Class R6	(193,381,649)	(103,572,829)
Net increase (decrease) in net assets resulting from share transactions	(540,174,448)	(209,650,481)
Net increase (decrease) in net assets	(309,207,625)	(58,009,768)
Net assets:
Beginning of year	1,476,098,416	1,534,108,184
End of year	$1,166,890,791	$1,476,098,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Emerging Markets ex-China Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$34.17	$0.34	$7.24	$7.58	$(0.38)	$—	$(0.38)	$41.37	22.44%	$429,420	1.39%	1.39%	0.97%	96%
Year ended 10/31/24	31.00	0.31	3.36	3.67	(0.50)	—	(0.50)	34.17	11.95	393,953	1.40	1.40	0.94	20
Year ended 10/31/23	27.75	0.44	3.17	3.61	(0.36)	—	(0.36)	31.00	13.01	398,691	1.33	1.34	1.36	11
Year ended 10/31/22	41.94	0.36	(12.84)	(12.48)	(0.21)	(1.50)	(1.71)	27.75	(30.89)	388,330	1.39	1.39	1.06	17
Year ended 10/31/21	38.27	0.26	5.58	5.84	(0.40)	(1.77)	(2.17)	41.94	15.22	591,114	1.31	1.31	0.61	19
Class C
Year ended 10/31/25	33.34	0.07	7.10	7.17	(0.06)	—	(0.06)	40.45	21.56	4,610	2.14	2.14	0.22	96
Year ended 10/31/24	30.23	0.06	3.28	3.34	(0.23)	—	(0.23)	33.34	11.08	5,263	2.15	2.15	0.19	20
Year ended 10/31/23	27.01	0.19	3.10	3.29	(0.07)	—	(0.07)	30.23	12.17	7,317	2.08	2.09	0.61	11
Year ended 10/31/22	40.94	0.11	(12.54)	(12.43)	—	(1.50)	(1.50)	27.01	(31.40)	7,696	2.14	2.14	0.31	17
Year ended 10/31/21	37.38	(0.06)	5.45	5.39	(0.06)	(1.77)	(1.83)	40.94	14.35	15,632	2.06	2.06	(0.14)	19
Class Y
Year ended 10/31/25	34.19	0.42	7.25	7.67	(0.47)	—	(0.47)	41.39	22.76	367,281	1.14	1.14	1.22	96
Year ended 10/31/24	31.03	0.40	3.35	3.75	(0.59)	—	(0.59)	34.19	12.20	520,980	1.15	1.15	1.19	20
Year ended 10/31/23	27.78	0.52	3.18	3.70	(0.45)	—	(0.45)	31.03	13.30	537,072	1.08	1.09	1.61	11
Year ended 10/31/22	42.00	0.44	(12.84)	(12.40)	(0.32)	(1.50)	(1.82)	27.78	(30.71)	591,206	1.14	1.14	1.31	17
Year ended 10/31/21	38.32	0.37	5.58	5.95	(0.50)	(1.77)	(2.27)	42.00	15.50	1,062,846	1.06	1.06	0.86	19
Class R5
Year ended 10/31/25	34.08	0.45	7.22	7.67	(0.49)	—	(0.49)	41.26	22.86	99,658	1.06	1.06	1.30	96
Year ended 10/31/24	30.93	0.42	3.34	3.76	(0.61)	—	(0.61)	34.08	12.28	161,446	1.09	1.09	1.25	20
Year ended 10/31/23	27.70	0.54	3.17	3.71	(0.48)	—	(0.48)	30.93	13.36	137,177	1.03	1.04	1.66	11
Year ended 10/31/22	41.88	0.46	(12.80)	(12.34)	(0.34)	(1.50)	(1.84)	27.70	(30.68)	135,693	1.07	1.07	1.38	17
Year ended 10/31/21	38.22	0.39	5.57	5.96	(0.53)	(1.77)	(2.30)	41.88	15.56	215,122	1.02	1.02	0.90	19
Class R6
Year ended 10/31/25	34.06	0.48	7.22	7.70	(0.52)	—	(0.52)	41.24	22.96	265,922	0.99	0.99	1.37	96
Year ended 10/31/24	30.92	0.44	3.34	3.78	(0.64)	—	(0.64)	34.06	12.34	394,456	1.02	1.02	1.32	20
Year ended 10/31/23	27.70	0.56	3.16	3.72	(0.50)	—	(0.50)	30.92	13.42	453,850	0.96	0.97	1.73	11
Year ended 10/31/22	41.89	0.48	(12.79)	(12.31)	(0.38)	(1.50)	(1.88)	27.70	(30.60)	447,141	1.00	1.00	1.45	17
Year ended 10/31/21	38.22	0.42	5.58	6.00	(0.56)	(1.77)	(2.33)	41.89	15.67	741,346	0.93	0.93	0.99	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Emerging Markets ex-China Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Emerging Markets ex-China Fund, formerly Invesco EQV Emerging Markets All Cap Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Emerging Markets ex-China Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended October 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
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overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $8,491 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets,
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Invesco Emerging Markets ex-China Fund

restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.89%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $29,776.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $17,697 in front-end sales commissions from the sale of Class A shares and $903 and $96 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $9,296 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
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Invesco Emerging Markets ex-China Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$126,314,326	$—	$—	$126,314,326
Hungary	—	20,076,935	—	20,076,935
India	87,671,020	66,638,627	—	154,309,647
Indonesia	—	33,146,191	—	33,146,191
Mexico	38,010,601	—	—	38,010,601
Peru	19,758,744	—	—	19,758,744
Poland	—	10,410,742	—	10,410,742
Portugal	—	12,919,080	—	12,919,080
Russia	—	—	39	39
Saudi Arabia	—	32,295,231	—	32,295,231
Singapore	21,751,789	—	—	21,751,789
South Africa	—	69,500,105	—	69,500,105
South Korea	—	250,399,176	—	250,399,176
Taiwan	—	289,627,456	—	289,627,456
Thailand	—	37,920,290	—	37,920,290
United Arab Emirates	—	7,380,786	—	7,380,786
United Kingdom	2,052,193	—	—	2,052,193
United States	33,900,486	—	—	33,900,486
Vietnam	—	7,347,540	—	7,347,540
Money Market Funds	652,152	60,750,048	—	61,402,200
Total Investments	$330,111,311	$898,412,207	$39	$1,228,523,557
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$114,205
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$6,902,104

12
Invesco Emerging Markets ex-China Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,782.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$19,602,555	$28,403,180

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$50,357,191
Undistributed long-term capital gain	152,999,588
Net unrealized appreciation — investments	239,047,905
Net unrealized appreciation — foreign currencies	46,863
Temporary book/tax differences	(181,225)
Shares of beneficial interest	724,620,469
Total net assets	$1,166,890,791
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $1,232,913,052 and $1,753,699,133, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$333,610,653
Aggregate unrealized (depreciation) of investments	(94,562,748)
Net unrealized appreciation of investments	$239,047,905
Cost of investments for tax purposes is $989,475,652.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization and passive foreign investment companies, on October 31, 2025, undistributed net investment income was increased by $13,976,632, undistributed net realized gain was decreased by $56,824,631 and shares of beneficial interest was increased by $42,847,999. This reclassification had no effect on the net assets of the Fund.
13
Invesco Emerging Markets ex-China Fund

NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	692,239	$24,456,326	869,002	$28,631,953
Class C	25,629	868,379	23,914	771,463
Class Y	1,385,665	46,747,748	3,628,693	120,597,653
Class R5	883,272	30,157,858	1,140,087	37,301,867
Class R6	1,488,032	50,478,744	1,942,602	63,740,201
Issued as reinvestment of dividends:
Class A	106,823	3,571,095	187,373	6,055,889
Class C	259	8,522	1,601	50,819
Class Y	93,160	3,108,734	257,136	8,297,773
Class R5	68,196	2,266,837	79,094	2,542,876
Class R6	152,217	5,053,601	259,099	8,322,270
Automatic conversion of Class C shares to Class A shares:
Class A	22,798	789,343	34,052	1,123,015
Class C	(23,234)	(789,343)	(34,783)	(1,123,015)
Reacquired:
Class A	(1,972,636)	(68,895,584)	(2,419,614)	(80,071,810)
Class C	(46,532)	(1,598,759)	(74,945)	(2,425,755)
Class Y	(7,843,566)	(270,137,195)	(5,955,908)	(197,308,380)
Class R5	(3,273,691)	(117,346,760)	(916,736)	(30,522,000)
Class R6	(6,772,518)	(248,913,994)	(5,299,925)	(175,635,300)
Net increase (decrease) in share activity	(15,013,887)	$(540,174,448)	(6,279,258)	$(209,650,481)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Emerging Markets ex-China Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Emerging Markets Ex-China Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Emerging Markets Ex-China Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Emerging Markets ex-China Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Emerging Markets ex-China Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI Emerging Markets Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund’s stock selection in, and overweight or underweight exposures to, certain geographic regions and sectors detracted from Fund performance. The Board noted Invesco’s restructuring of its fundamental equity platform to create a unified global platform in an effort to drive
16
Invesco Emerging Markets ex-China Fund

improved Fund performance.  The Board considered that as part of such restructuring, the Fund’s portfolio management team would be changed and the Fund also would undergo enhancements to its investment process, including removal of its “EQV” (earnings, quality and valuation) emphasis, effective June 23, 2025.  The Board further considered that as part of the investment process changes, the Fund’s investable universe would be adjusted to remove China and the Fund’s 80% policy would be amended to reflect an emerging markets ex-China focus, each effective on or about August 22, 2025.  The Board also considered that the Fund would be renamed “Invesco Emerging Markets ex-China Fund” in connection with the foregoing changes.  The Board received and evaluated information from management regarding the estimated portfolio turnover and related transaction costs, as well as the estimated tax impact, associated with such changes.  The Board considered information provided and discussed by management regarding the strength and track record of the new portfolio management team.  The Board considered management’s rationale for the changes, as well as management’s views regarding how the changes could benefit Fund shareholders.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a
17
Invesco Emerging Markets ex-China Fund

direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
18
Invesco Emerging Markets ex-China Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$42,848,000
Qualified Dividend Income*	85.07%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Foreign Taxes	$0.1987	per share
Foreign Source Income	$1.2181	per share
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
19
Invesco Emerging Markets ex-China Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco Emerging Markets ex-China Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
DVM-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Emerging Markets Local Debt Fund
Nasdaq:
A: OEMAX ■ C: OEMCX ■ R: OEMNX ■ Y: OEMYX ■ R5: EMLDX ■ R6: OEMIX

2	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Approval of Investment Advisory and Sub-Advisory Contracts
30	Tax Information
31	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
October 31, 2025

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–86.42%(a)
Argentina–0.38%
Argentina Treasury Bond, 29.50%, 04/27/2027(b)	ARS	480,000,000	$341,185
Brazil–2.59%
Brazil Notas do Tesouro Nacional,
6.00%, 08/15/2032	BRL	2,000,000	1,545,649
Series B, 6.00%, 08/15/2050	BRL	1,100,000	804,492
			2,350,141
Chile–3.74%
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/01/2028(c)	CLP	1,500,000,000	1,482,086
5.00%, 10/01/2028(c)	CLP	650,000,000	691,315
4.70%, 09/01/2030(c)	CLP	600,000,000	620,809
Bonos de la Tesoreria General de la Republica de Chile, 5.00%, 03/01/2035	CLP	580,000,000	599,443
			3,393,653
China–2.18%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,488,826
China Government Bond, 2.15%, 08/25/2055	CNY	3,500,000	492,295
			1,981,121
Colombia–10.24%
Colombian TES,
Series B, 11.00%, 08/22/2029	COP	16,000,000,000	4,149,018
Series B, 7.75%, 09/18/2030	COP	3,000,000,000	680,726
Series B, 7.00%, 03/26/2031	COP	14,000,000,000	3,016,254
Series B, 13.25%, 02/09/2033	COP	3,300,000,000	919,689
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	2,292,888,035	524,941
			9,290,628
Czech Republic–2.15%
Czech Republic Government Bond,
Series 125, 1.50%, 04/24/2040	CZK	47,000,000	1,478,098
Series 157, 3.60%, 06/03/2036	CZK	11,000,000	478,423
			1,956,521
Egypt–0.83%
Egypt Government Bond,
25.32%, 08/13/2027	EGP	28,400,000	615,916
24.46%, 10/01/2027	EGP	6,600,000	142,108
			758,024
	Principal Amount		Value
Hungary–3.23%
Hungary Government Bond,
Class B, 4.50%, 03/23/2028	HUF	500,000,000	$1,426,962
Series 28-A, 6.75%, 10/22/2028	HUF	500,000,000	1,502,479
			2,929,441
India–4.20%
India Government Bond,
7.36%, 09/12/2052	INR	100,000,000	1,142,266
7.30%, 06/19/2053	INR	235,000,000	2,671,325
			3,813,591
Indonesia–10.86%
Indonesia Treasury Bond,
Series 104, 6.50%, 07/15/2030	IDR	29,400,000,000	1,843,546
Series 108, 6.50%, 04/15/2036	IDR	16,000,000,000	997,811
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	959,261
Series FR87, 6.50%, 02/15/2031	IDR	3,800,000,000	237,186
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,416,927
Series FR95, 6.38%, 08/15/2028	IDR	30,000,000,000	1,863,788
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,537,102
			9,855,621
Malaysia–8.64%
Malaysia Government Bond,
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,203,023
Series 123, 4.46%, 03/31/2053	MYR	3,000,000	767,147
Series 219, 3.89%, 08/15/2029	MYR	12,000,000	2,933,130
Series 310, 4.50%, 04/15/2030	MYR	4,000,000	1,004,648
Series 513, 3.73%, 06/15/2028	MYR	6,000,000	1,453,617
Series 519, 3.76%, 05/22/2040	MYR	2,000,000	477,808
			7,839,373
Mexico–9.22%
Mexican Bonos,
Series M, 8.50%, 02/28/2030	MXN	75,000,000	4,089,852
Series M, 7.75%, 05/29/2031	MXN	30,000,000	1,575,811
Series M, 8.00%, 11/07/2047	MXN	5,000,000	234,875
Series M, 8.00%, 07/31/2053	MXN	52,000,000	2,422,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Mexico–(continued)
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(c)	MXN	874,000	$47,538
			8,370,536
Peru–0.71%
Peru Government Bond, 7.60%, 08/12/2039(c)	PEN	2,000,000	647,769
Philippines–1.73%
Philippine Government Bond,
Series 0770, 6.38%, 07/27/2030	PHP	30,000,000	524,671
Series R518, 6.25%, 02/28/2029	PHP	60,000,000	1,042,887
			1,567,558
Poland–4.71%
Republic of Poland Government Bond,
Series 1030, 1.25%, 10/25/2030	PLN	3,000,000	690,013
Series 432, 1.75%, 04/25/2032	PLN	16,000,000	3,583,311
			4,273,324
Romania–4.68%
Romania Government Bond,
6.30%, 04/25/2029	RON	6,200,000	1,378,456
4.85%, 07/25/2029	RON	6,000,000	1,269,390
8.00%, 04/29/2030	RON	6,000,000	1,413,890
7.65%, 07/27/2031	RON	800,000	187,056
			4,248,792
South Africa–8.43%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	44,000,000	2,387,483
Series 2044, 8.75%, 01/31/2044	ZAR	45,000,000	2,325,881
Series 2048, 8.75%, 02/28/2048	ZAR	31,000,000	1,595,917
Series 2053, 11.63%, 03/31/2053	ZAR	20,000,000	1,343,644
			7,652,925
Supranational–1.58%
Corporacion Andina de Fomento, 37.00%, 10/21/2027(c)	TRY	7,000,000	167,052
	Principal Amount		Value
Supranational–(continued)
European Bank for Reconstruction & Development, 0.00%, 05/17/2034(d)	TRY	47,000,000	$131,721
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	511,534
6.50%, 04/17/2030	INR	50,000,000	561,026
International Finance Corp., 0.00%, 02/15/2029(c)(d)	TRY	7,300,000	67,856
			1,439,189
Thailand–2.19%
Thailand Government Bond,
2.41%, 03/17/2035	THB	16,300,000	534,557
3.45%, 06/17/2043	THB	40,000,000	1,449,931
			1,984,488
Turkey–4.13%
Turkiye Government Bond,
37.84%, 07/14/2027	TRY	30,000,000	721,908
31.08%, 11/08/2028	TRY	29,500,000	660,834
30.00%, 09/12/2029	TRY	107,800,000	2,361,919
			3,744,661
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $76,688,466)			78,438,541

U.S. Dollar Denominated Bonds & Notes–0.13%
United States–0.13%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	117,844
	Shares
Money Market Funds–11.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f)		3,622,317	3,622,317
Invesco Treasury Portfolio, Institutional Class, 3.96%(e)(f)		6,727,099	6,727,099
Total Money Market Funds (Cost $10,349,416)			10,349,416

Options Purchased–0.54%
(Cost $724,516)(g)			490,831
TOTAL INVESTMENTS IN SECURITIES—98.49% (Cost $87,882,398)			89,396,632
OTHER ASSETS LESS LIABILITIES–1.51%			1,368,110
NET ASSETS–100.00%			$90,764,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Emerging Markets Local Debt Fund

Investment Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $4,249,366, which represented 4.68% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,242,562	$24,955,315	$(24,575,560)	$-	$-	$3,622,317	$92,403
Invesco Treasury Portfolio, Institutional Class	6,021,841	46,345,586	(45,640,328)	-	-	6,727,099	170,036
Total	$9,264,403	$71,300,901	$(70,215,888)	$-	$-	$10,349,416	$262,439

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Put	Deutsche Bank AG	03/30/2026	HUF	375.00	EUR	180,000	$20,957
EUR versus HUF	Put	Deutsche Bank AG	04/02/2026	HUF	375.00	EUR	180,000	21,338
EUR versus HUF	Put	Deutsche Bank AG	04/30/2026	HUF	380.00	EUR	90,000	21,226
EUR versus HUF	Put	Deutsche Bank AG	04/30/2026	HUF	370.00	EUR	90,000	8,199
EUR versus HUF	Put	Deutsche Bank AG	05/07/2026	HUF	370.00	EUR	90,000	8,372
EUR versus HUF	Put	Deutsche Bank AG	05/07/2026	HUF	380.00	EUR	90,000	21,262
EUR versus HUF	Put	Deutsche Bank AG	05/14/2026	HUF	375.00	EUR	90,000	13,746
EUR versus HUF	Put	Deutsche Bank AG	05/14/2026	HUF	365.00	EUR	90,000	5,107
EUR versus HUF	Put	Deutsche Bank AG	05/21/2026	HUF	365.00	EUR	90,000	5,206
EUR versus HUF	Put	Deutsche Bank AG	05/21/2026	HUF	375.00	EUR	90,000	13,765
USD versus BRL	Put	Deutsche Bank AG	01/15/2026	BRL	5.39	USD	3,600,000	45,418
USD versus CLP	Put	Deutsche Bank AG	01/15/2026	CLP	925.00	USD	3,600,000	59,555
USD versus CLP	Put	Merrill Lynch International	02/12/2026	CLP	910.00	USD	1,800,000	25,070
USD versus CZK	Put	Morgan Stanley and Co. International PLC	12/17/2025	CZK	20.15	USD	3,600,000	1,314
USD versus HUF	Put	Deutsche Bank AG	12/05/2025	HUF	328.00	USD	3,700,000	5,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus HUF	Put	Deutsche Bank AG	01/08/2026	HUF	318.00	USD	100,000	$4,455
USD versus HUF	Put	Morgan Stanley and Co. International PLC	11/14/2025	HUF	320.00	USD	185,000	410
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	02/10/2026	ILS	3.10	USD	475,000	51,240
USD versus ILS	Put	Merrill Lynch International	01/08/2026	ILS	3.15	USD	50,000	7,748
USD versus INR	Put	Deutsche Bank AG	01/30/2026	INR	87.50	USD	3,600,000	6,361
USD versus INR	Put	Deutsche Bank AG	05/06/2026	INR	88.50	USD	3,800,000	20,227
USD versus INR	Put	Standard Chartered Bank PLC	01/09/2026	INR	88.30	USD	3,600,000	11,056
USD versus JPY	Put	Deutsche Bank AG	07/01/2026	JPY	122.00	USD	370,000	4,050
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	01/07/2026	PLN	3.56	USD	3,600,000	7,063
USD versus PLN	Put	Morgan Stanley and Co. International PLC	12/02/2025	PLN	3.65	USD	3,700,000	12,206
USD versus ZAR	Put	Deutsche Bank AG	01/30/2026	ZAR	16.75	USD	3,600,000	14,501
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/02/2026	ZAR	16.90	USD	3,700,000	22,951
USD versus ZAR	Put	Standard Chartered Bank PLC	12/19/2025	ZAR	17.25	USD	6,000,000	52,056
Total Foreign Currency Options Purchased								$490,831

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Merrill Lynch International in the amount of $100,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus ZAR	Call	Standard Chartered Bank PLC	12/19/2025	ZAR	21.40	EUR	1,800,000	$(2,892)
USD versus BRL	Call	Merrill Lynch International	12/09/2025	BRL	5.72	USD	3,600,000	(10,854)
USD versus CLP	Call	Merrill Lynch International	06/12/2026	CLP	1,000.00	USD	900,000	(18,436)
USD versus PLN	Call	Deutsche Bank AG	12/11/2025	PLN	3.95	USD	1,900,000	(800)
Subtotal — Foreign Currency Call Options Written								(32,982)
Currency Risk
EUR versus ZAR	Put	Standard Chartered Bank PLC	12/19/2025	ZAR	20.05	EUR	1,800,000	(21,437)
USD versus BRL	Put	Deutsche Bank AG	01/15/2026	BRL	5.28	USD	5,400,000	(29,824)
USD versus CLP	Put	Deutsche Bank AG	01/15/2026	CLP	900.00	USD	5,400,000	(43,508)
USD versus CZK	Put	Morgan Stanley and Co. International PLC	12/17/2025	CZK	19.75	USD	4,680,000	(421)
USD versus HUF	Put	Deutsche Bank AG	12/05/2025	HUF	320.00	USD	4,810,000	(1,419)
USD versus INR	Put	Deutsche Bank AG	05/06/2026	INR	85.50	USD	5,700,000	(5,603)
USD versus INR	Put	Standard Chartered Bank PLC	01/09/2026	INR	87.20	USD	3,600,000	(3,935)
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	01/07/2026	PLN	3.44	USD	5,400,000	(1,890)
USD versus PLN	Put	Morgan Stanley and Co. International PLC	12/02/2025	PLN	3.55	USD	4,070,000	(1,347)
USD versus ZAR	Put	Deutsche Bank AG	01/30/2026	ZAR	16.35	USD	5,040,000	(6,749)
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/02/2026	ZAR	16.60	USD	5,550,000	(15,951)
USD versus ZAR	Put	Standard Chartered Bank PLC	12/19/2025	ZAR	16.40	USD	9,000,000	(3,249)
Subtotal — Foreign Currency Put Options Written								(135,333)
Total Foreign Currency Options Written								$(168,315)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Merrill Lynch International in the amount of $100,000.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.12%	SOFR	Receive	Annually	11/14/2025	USD	3,600,000	$(299)
Interest Rate Risk
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.42	SOFR	Pay	Annually	11/14/2025	USD	3,600,000	(7,317)
Total Interest Rate Swaptions Written										$(7,616)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Merrill Lynch International in the amount of $100,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2025	Barclays Bank PLC	PLN	161,000	USD	44,155	$574
12/15/2025	BNP Paribas S.A.	PLN	274,000	USD	75,464	1,296
12/15/2025	Citibank, N.A.	USD	98,550	PLN	367,000	791
12/17/2025	Citibank, N.A.	USD	33,059	COP	130,980,000	721
11/04/2025	Deutsche Bank AG	USD	1,063,032	BRL	5,842,352	22,917
12/11/2025	Deutsche Bank AG	USD	521,566	BRL	2,840,000	1,545
12/17/2025	Deutsche Bank AG	HUF	133,470,000	USD	397,597	1,972
12/17/2025	Deutsche Bank AG	INR	6,230,000	USD	70,211	197
12/17/2025	Deutsche Bank AG	PHP	61,074,000	USD	1,067,056	27,305
12/17/2025	Deutsche Bank AG	PLN	1,936,098	USD	533,125	9,065
12/17/2025	Deutsche Bank AG	RON	1,080,000	USD	249,351	5,075
12/17/2025	Deutsche Bank AG	USD	620,162	EGP	31,669,000	39,509
12/17/2025	Deutsche Bank AG	USD	1,855,000	ILS	6,163,794	36,739
12/17/2025	Deutsche Bank AG	USD	85,195	PEN	296,000	2,615
01/12/2026	Deutsche Bank AG	HUF	134,980,000	USD	400,000	525
02/04/2026	Deutsche Bank AG	ZAR	4,990,838	USD	288,000	1,979
03/18/2026	Deutsche Bank AG	USD	43,491	EGP	2,255,000	1,867
04/01/2026	Deutsche Bank AG	EUR	589,000	USD	693,013	8,776
04/01/2026	Deutsche Bank AG	HUF	237,702,500	USD	705,670	6,034
04/01/2026	Deutsche Bank AG	USD	691,628	HUF	235,178,000	578
05/08/2026	Deutsche Bank AG	INR	79,744,500	USD	895,000	6,699
05/11/2026	Deutsche Bank AG	USD	37,911	HUF	13,031,000	337
07/01/2026	Deutsche Bank AG	JPY	61,591,680	USD	444,000	35,664
12/10/2025	Goldman Sachs International	USD	135,771	ILS	454,000	3,556
12/17/2025	Goldman Sachs International	RON	10,228,129	USD	2,353,025	39,615
12/17/2025	Goldman Sachs International	USD	247,805	EGP	12,643,000	15,552
12/17/2025	Goldman Sachs International	USD	896,392	MXN	16,850,022	6,494
12/17/2025	Goldman Sachs International	USD	1,186,419	TRY	52,852,000	27,036
12/17/2025	Goldman Sachs International	USD	1,482,641	ZAR	25,793,000	668
12/17/2025	Goldman Sachs International	ZAR	9,876,000	USD	569,202	1,251
12/17/2025	HSBC Bank USA	USD	568,310	TRY	24,802,000	1,132
11/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	1,644,000	USD	307,577	1,998
11/04/2025	J.P. Morgan Chase Bank, N.A.	USD	2,312,230	BRL	12,449,743	1,870
12/02/2025	J.P. Morgan Chase Bank, N.A.	USD	1,993,900	BRL	10,805,743	186
12/10/2025	J.P. Morgan Chase Bank, N.A.	USD	228,881	ILS	767,140	6,545
12/11/2025	J.P. Morgan Chase Bank, N.A.	BRL	316,000	USD	58,309	104
12/17/2025	J.P. Morgan Chase Bank, N.A.	COP	571,565,400	USD	147,444	38
12/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	456,363	USD	537,351	10,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	J.P. Morgan Chase Bank, N.A.	MXN	8,792,617	USD	474,832	$3,691
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	169,555	EGP	8,159,000	398
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	99,953	HUF	33,750,000	87
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	102,976	IDR	1,714,623,000	48
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	554,775	MYR	2,333,841	3,109
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	219,264	TRY	9,749,200	4,573
01/09/2026	J.P. Morgan Chase Bank, N.A.	PLN	1,581,422	USD	432,000	4,057
02/04/2026	J.P. Morgan Chase Bank, N.A.	USD	110,535	ZAR	1,936,000	416
02/12/2026	J.P. Morgan Chase Bank, N.A.	USD	84,807	ILS	283,000	2,106
05/11/2026	J.P. Morgan Chase Bank, N.A.	EUR	365,000	USD	428,531	3,686
12/02/2025	Merrill Lynch International	USD	1,340,451	BRL	7,269,000	966
12/15/2025	Merrill Lynch International	PLN	431,000	USD	117,214	549
12/17/2025	Merrill Lynch International	CZK	10,348,000	USD	503,572	12,895
12/17/2025	Merrill Lynch International	EUR	644,000	USD	753,016	8,899
12/17/2025	Merrill Lynch International	HUF	89,410,000	USD	266,879	1,854
12/17/2025	Merrill Lynch International	IDR	27,062,685,118	USD	1,639,521	13,451
12/17/2025	Merrill Lynch International	USD	1,866,236	CLP	1,780,285,000	22,866
12/17/2025	Merrill Lynch International	USD	931,187	COP	3,679,679,000	17,796
05/11/2026	Merrill Lynch International	USD	675,297	HUF	232,083,100	5,895
11/04/2025	Morgan Stanley and Co. International PLC	USD	462,289	BRL	2,489,100	374
12/11/2025	Morgan Stanley and Co. International PLC	USD	235,450	BRL	1,280,000	318
12/17/2025	Morgan Stanley and Co. International PLC	COP	600,000,000	USD	154,909	170
12/17/2025	Morgan Stanley and Co. International PLC	CZK	3,693,060	USD	180,000	4,884
12/17/2025	Morgan Stanley and Co. International PLC	HUF	546,397,137	USD	1,624,816	5,213
12/17/2025	Morgan Stanley and Co. International PLC	USD	63,191	CLP	60,093,000	575
12/17/2025	Morgan Stanley and Co. International PLC	USD	73,762	CNY	523,000	65
12/17/2025	Morgan Stanley and Co. International PLC	USD	46,043	HUF	15,562,000	85
12/17/2025	Morgan Stanley and Co. International PLC	USD	288,573	PEN	1,006,154	9,906
12/17/2025	Morgan Stanley and Co. International PLC	USD	920,901	TRY	40,750,070	14,700
12/17/2025	Morgan Stanley and Co. International PLC	USD	2,575,939	ZAR	45,081,122	16,595
12/17/2025	Morgan Stanley and Co. International PLC	ZAR	18,657,000	USD	1,086,931	14,001
02/04/2026	Morgan Stanley and Co. International PLC	ZAR	1,455,000	USD	83,923	538
12/17/2025	Standard Chartered Bank PLC	USD	442,074	EGP	22,485,000	26,293
12/17/2025	Standard Chartered Bank PLC	USD	105,879	INR	9,437,000	176
12/17/2025	Standard Chartered Bank PLC	USD	94,501	MYR	397,000	398
12/17/2025	Standard Chartered Bank PLC	USD	81,195	PEN	274,000	88
03/18/2026	Standard Chartered Bank PLC	USD	167,107	EGP	8,321,916	282
12/17/2025	UBS AG	MXN	4,525,000	USD	244,187	1,721
12/17/2025	UBS AG	USD	58,850	TRY	2,590,000	615
Subtotal—Appreciation						533,204
Currency Risk
12/17/2025	Barclays Bank PLC	USD	72,210	THB	2,284,000	(1,331)
11/04/2025	Deutsche Bank AG	BRL	5,842,352	USD	1,082,040	(3,910)
12/11/2025	Deutsche Bank AG	USD	341,281	BRL	1,847,000	(1,075)
12/15/2025	Deutsche Bank AG	PLN	1,270,701	USD	342,000	(1,960)
12/15/2025	Deutsche Bank AG	USD	525,258	PLN	1,930,000	(2,835)
12/17/2025	Deutsche Bank AG	EGP	8,662,000	USD	178,121	(2,311)
12/17/2025	Deutsche Bank AG	ILS	3,798,263	USD	1,130,082	(35,648)
12/17/2025	Deutsche Bank AG	INR	76,927,000	USD	862,554	(1,968)
12/17/2025	Deutsche Bank AG	MXN	8,044,000	USD	429,532	(1,495)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	Deutsche Bank AG	TRY	63,460,000	USD	1,407,283	$(49,728)
12/17/2025	Deutsche Bank AG	USD	3,086,310	CZK	64,173,650	(43,350)
12/17/2025	Deutsche Bank AG	USD	4,062,400	INR	359,506,250	(22,189)
12/17/2025	Deutsche Bank AG	USD	199,291	MXN	3,700,000	(1,031)
12/17/2025	Deutsche Bank AG	USD	1,196,649	PLN	4,345,752	(20,347)
12/17/2025	Deutsche Bank AG	USD	5,019,028	THB	158,265,000	(107,613)
02/03/2026	Deutsche Bank AG	INR	38,485,000	USD	430,000	(1,325)
04/01/2026	Deutsche Bank AG	USD	705,670	EUR	595,000	(14,463)
04/08/2026	Deutsche Bank AG	HUF	144,118,800	USD	422,802	(1,180)
04/08/2026	Deutsche Bank AG	USD	422,802	EUR	360,000	(4,448)
05/11/2026	Deutsche Bank AG	HUF	245,114,100	USD	710,270	(9,170)
05/11/2026	Deutsche Bank AG	USD	710,270	EUR	594,000	(18,877)
05/26/2026	Deutsche Bank AG	HUF	241,995,600	USD	703,237	(6,294)
05/26/2026	Deutsche Bank AG	USD	703,237	EUR	594,000	(11,372)
12/11/2025	Goldman Sachs International	BRL	2,757,000	USD	506,322	(1,500)
12/11/2025	Goldman Sachs International	USD	196,687	BRL	1,067,000	(152)
12/17/2025	Goldman Sachs International	THB	17,419,000	USD	532,235	(8,326)
12/17/2025	Goldman Sachs International	USD	2,377,385	CNY	16,819,195	(3,176)
12/17/2025	Goldman Sachs International	USD	217,919	CZK	4,551,000	(2,122)
12/17/2025	Goldman Sachs International	USD	677,896	MXN	12,567,000	(4,509)
12/17/2025	Goldman Sachs International	USD	978,652	PLN	3,560,500	(14,902)
12/17/2025	Goldman Sachs International	USD	1,133,650	ZAR	19,613,510	(5,713)
12/17/2025	Goldman Sachs International	ZAR	13,983,000	USD	803,775	(362)
02/04/2026	Goldman Sachs International	ZAR	6,837,000	USD	388,871	(2,952)
12/17/2025	HSBC Bank USA	USD	646,432	RON	2,829,000	(6,566)
01/09/2026	HSBC Bank USA	USD	83,938	PLN	304,000	(1,674)
11/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	10,805,743	USD	2,007,010	(1,511)
12/17/2025	J.P. Morgan Chase Bank, N.A.	CLP	560,582,765	USD	591,900	(2,946)
12/17/2025	J.P. Morgan Chase Bank, N.A.	COP	3,528,180,151	USD	901,566	(8,348)
12/17/2025	J.P. Morgan Chase Bank, N.A.	ILS	1,327,720	USD	395,433	(12,059)
12/17/2025	J.P. Morgan Chase Bank, N.A.	TRY	10,233,000	USD	230,440	(4,504)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	1,684,589	HUF	559,300,400	(26,739)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	97,362	MXN	1,800,000	(911)
02/04/2026	J.P. Morgan Chase Bank, N.A.	USD	1,077,183	ZAR	18,648,330	(8,462)
02/04/2026	J.P. Morgan Chase Bank, N.A.	ZAR	10,513,976	USD	573,500	(29,048)
02/12/2026	J.P. Morgan Chase Bank, N.A.	ILS	2,606,040	USD	760,000	(40,358)
07/01/2026	J.P. Morgan Chase Bank, N.A.	USD	440,998	JPY	61,591,680	(32,662)
12/10/2025	Merrill Lynch International	ILS	767,140	USD	220,000	(15,426)
12/11/2025	Merrill Lynch International	BRL	4,884,000	USD	880,000	(19,603)
12/17/2025	Merrill Lynch International	CLP	2,865,145,929	USD	3,008,402	(31,867)
12/17/2025	Merrill Lynch International	COP	26,883,379,400	USD	6,803,163	(130,017)
12/17/2025	Merrill Lynch International	USD	437,463	INR	38,488,000	(4,926)
12/17/2025	Merrill Lynch International	USD	322,121	KRW	444,422,000	(10,570)
12/17/2025	Merrill Lynch International	USD	67,303	PLN	245,000	(987)
12/17/2025	Merrill Lynch International	USD	747,678	RON	3,273,000	(7,388)
12/17/2025	Merrill Lynch International	USD	58,593	ZAR	1,010,000	(510)
12/17/2025	Merrill Lynch International	ZAR	14,639,000	USD	835,583	(6,279)
11/04/2025	Morgan Stanley and Co. International PLC	BRL	2,489,100	USD	454,622	(8,040)
11/18/2025	Morgan Stanley and Co. International PLC	HUF	184,437,000	USD	540,000	(7,690)
12/04/2025	Morgan Stanley and Co. International PLC	PLN	2,080,695	USD	555,000	(8,286)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/11/2025	Morgan Stanley and Co. International PLC	USD	513,702	BRL	2,777,000	$(2,195)
12/17/2025	Morgan Stanley and Co. International PLC	CNY	3,473,000	USD	490,232	(19)
12/17/2025	Morgan Stanley and Co. International PLC	COP	1,842,083,000	USD	468,509	(6,561)
12/17/2025	Morgan Stanley and Co. International PLC	IDR	5,768,003,000	USD	345,018	(1,555)
12/17/2025	Morgan Stanley and Co. International PLC	MXN	13,671,000	USD	730,564	(1,979)
12/17/2025	Morgan Stanley and Co. International PLC	PEN	503,077	USD	143,643	(5,597)
12/17/2025	Morgan Stanley and Co. International PLC	USD	25,353	HUF	8,502,000	(151)
12/17/2025	Morgan Stanley and Co. International PLC	USD	386,608	MXN	7,183,300	(1,701)
12/17/2025	Morgan Stanley and Co. International PLC	USD	43,393	PLN	158,000	(626)
12/17/2025	Morgan Stanley and Co. International PLC	ZAR	40,082,545	USD	2,289,581	(15,494)
12/11/2025	Standard Chartered Bank PLC	USD	65,433	BRL	355,000	(44)
12/17/2025	Standard Chartered Bank PLC	IDR	8,705,862,000	USD	522,937	(157)
12/17/2025	Standard Chartered Bank PLC	INR	56,070,000	USD	630,000	(127)
12/17/2025	Standard Chartered Bank PLC	TRY	38,672,000	USD	876,280	(11,610)
12/17/2025	Standard Chartered Bank PLC	USD	540,973	MXN	10,012,000	(4,493)
12/17/2025	Standard Chartered Bank PLC	USD	59,245	PHP	3,446,000	(579)
11/04/2025	UBS AG	BRL	11,067,491	USD	2,055,512	(1,662)
11/04/2025	UBS AG	USD	2,067,801	BRL	11,067,491	(10,627)
12/11/2025	UBS AG	USD	62,768	BRL	340,000	(142)
12/17/2025	UBS AG	USD	131,643	MXN	2,442,000	(791)
Subtotal—Depreciation						(901,121)
Total Forward Foreign Currency Contracts						$(367,917)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	FBIL Overnight MIBOR	Semi-Annually	5.65%	Semi-Annually	09/17/2030	INR	30,000,000	$—	$32	$32
Pay	6 Month WIBOR	Semi-Annually	4.05	Annually	10/25/2030	PLN	3,500,000	—	1,563	1,563
Receive	CLICP	Semi-Annually	(5.17)	Semi-Annually	09/17/2035	CLP	600,000,000	—	2,842	2,842
Pay	FBIL Overnight MIBOR	Semi-Annually	5.47	Semi-Annually	09/17/2027	INR	400,000,000	—	3,259	3,259
Pay	6 Month WIBOR	Semi-Annually	4.04	Annually	09/17/2029	PLN	7,000,000	—	3,755	3,755
Pay	BZDIOVRA	At Maturity	13.54	At Maturity	01/02/2029	BRL	1,942,187	—	4,521	4,521
Receive	CLICP	Semi-Annually	(4.41)	Semi-Annually	09/17/2027	CLP	2,000,000,000	—	6,529	6,529
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	4,010,744	—	6,856	6,856
Receive	COOVIBR	Quarterly	(9.55)	Quarterly	09/17/2035	COP	3,000,000,000	—	6,944	6,944
Pay	BZDIOVRA	At Maturity	13.09	At Maturity	01/02/2029	BRL	24,129,375	—	9,511	9,511
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.90)	Annually	06/18/2035	CZK	17,000,000	2,299	15,378	13,079
Receive	COOVIBR	Quarterly	(8.87)	Quarterly	09/17/2035	COP	1,700,000,000	—	23,108	23,108
Pay	SOFR	Annually	4.07	Annually	02/13/2030	USD	893,000	(204)	24,436	24,640
Pay	BZDIOVRA	At Maturity	13.76	At Maturity	01/02/2029	BRL	6,939,676	—	29,404	29,404
Pay	FBIL Overnight MIBOR	Semi-Annually	5.96	Semi-Annually	06/18/2030	INR	305,000,000	—	49,734	49,734
Pay	TTHORON	Quarterly	1.73	Quarterly	06/18/2030	THB	95,200,000	—	60,743	60,743
Pay	BZDIOVRA	At Maturity	14.77	At Maturity	01/02/2029	BRL	6,151,140	—	64,872	64,872
Subtotal — Appreciation								2,095	313,487	311,392
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	CNRR007	Quarterly	(2.82)%	Quarterly	03/23/2028	CNY	10,000,000	$—	$(43,203)	$(43,203)
Pay	COOVIBR	Quarterly	8.03	Quarterly	05/06/2027	COP	8,160,000,000	—	(35,111)	(35,111)
Pay	6 Month BUBOR	Semi-Annually	5.89	Annually	09/17/2028	HUF	1,100,000,000	—	(29,913)	(29,913)
Pay	COOVIBR	Quarterly	7.74	Quarterly	09/17/2027	COP	3,700,000,000	—	(23,182)	(23,182)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.40	Annually	09/17/2030	CZK	20,000,000	(2,357)	(20,421)	(18,064)
Receive	SOFR	Annually	(4.11)	Annually	07/25/2055	USD	480,000	—	(13,131)	(13,131)
Pay	6 Month BUBOR	Semi-Annually	5.85	Annually	09/17/2028	HUF	550,000,000	(5,442)	(16,429)	(10,987)
Receive	6 Month WIBOR	Semi-Annually	(4.45)	Annually	09/17/2035	PLN	5,000,000	2,258	(7,671)	(9,929)
Pay	SOFR	Annually	3.30	Annually	10/30/2030	USD	1,796,000	—	(8,628)	(8,628)
Pay	SOFR	Annually	3.30	Annually	10/30/2030	USD	1,768,000	87	(8,517)	(8,604)
Receive	SOFR	Annually	(3.69)	Annually	07/02/2035	USD	2,519,000	511	(6,414)	(6,925)
Pay	CLICP	Semi-Annually	4.71	Semi-Annually	09/17/2030	CLP	950,000,000	—	(4,509)	(4,509)
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	12/17/2027	ZAR	84,500,000	—	(4,419)	(4,419)
Receive	6 Month WIBOR	Semi-Annually	(4.03)	Annually	09/17/2027	PLN	16,900,000	—	(3,624)	(3,624)
Pay	3 Month JIBAR	Quarterly	9.17	Quarterly	10/21/2035	ZAR	21,300,000	—	(1,256)	(1,256)
Subtotal — Depreciation								(4,943)	(226,428)	(221,485)
Total Centrally Cleared Interest Rate Swap Agreements								$(2,848)	$87,059	$89,907

(a)	Centrally cleared swap agreements collateralized by $744,728 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR	6,000,000	$—	$13,385	$13,385
J.P. Morgan Chase Bank, N.A.	Receive	TLREF	Quarterly	(37.22)	Quarterly	11/03/2026	TRY	37,400,000	—	300	300
Total Over-The-Counter Interest Rate Swap Agreements									$—	$13,685	$13,685

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Merrill Lynch International in the amount of $100,000.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Emerging Markets Local Debt Fund

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TLREF	—Turkish Lira Overnight Reference Rate
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Emerging Markets Local Debt Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $77,532,982)	$79,047,216
Investments in affiliated money market funds, at value (Cost $10,349,416)	10,349,416
Other investments:
Variation margin receivable—centrally cleared swap agreements	33,540
Swaps receivable — OTC	943
Unrealized appreciation on swap agreements — OTC	13,685
Unrealized appreciation on forward foreign currency contracts outstanding	533,204
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	744,728
Cash collateral — OTC Derivatives	100,000
Cash	475,329
Foreign currencies, at value (Cost $192,920)	192,737
Receivable for:
Fund shares sold	43,494
Dividends	26,820
Interest	1,718,940
Investment for trustee deferred compensation and retirement plans	34,689
Other assets	32,272
Total assets	93,347,013
Liabilities:
Other investments:
Options written, at value (premiums received $409,310)	175,931
Unrealized depreciation on forward foreign currency contracts outstanding	901,121
Payable for:
Investments purchased	1,076,108
Dividends	108,264
Fund shares reacquired	113,091
Accrued foreign taxes	26,972
Accrued fees to affiliates	42,217
Accrued trustees’ and officers’ fees and benefits	1,243
Accrued other operating expenses	102,635
Trustee deferred compensation and retirement plans	34,689
Total liabilities	2,582,271
Net assets applicable to shares outstanding	$90,764,742
Net assets consist of:
Shares of beneficial interest	$101,471,942
Distributable earnings (loss)	(10,707,200)
$90,764,742
Net Assets:
Class A	$23,486,658
Class C	$2,279,975
Class R	$1,527,150
Class Y	$59,003,075
Class R5	$8,241
Class R6	$4,459,643
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,301,634
Class C	417,417
Class R	279,577
Class Y	10,797,986
Class R5	1,508
Class R6	816,580
Class A:
Net asset value per share	$5.46
Maximum offering price per share (Net asset value of $5.46 ÷ 95.75%)	$5.70
Class C:
Net asset value and offering price per share	$5.46
Class R:
Net asset value and offering price per share	$5.46
Class Y:
Net asset value and offering price per share	$5.46
Class R5:
Net asset value and offering price per share	$5.46
Class R6:
Net asset value and offering price per share	$5.46
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Emerging Markets Local Debt Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest (net of foreign withholding taxes of $222,019)	$7,350,751
Dividends from affiliated money market funds	262,439
Total investment income	7,613,190
Expenses:
Advisory fees	578,688
Administrative services fees	11,971
Custodian fees	104,266
Distribution fees:
Class A	51,842
Class C	26,760
Class R	7,417
Transfer agent fees — A, C, R and Y	176,572
Transfer agent fees — R5	2
Transfer agent fees — R6	1,139
Trustees’ and officers’ fees and benefits	21,946
Registration and filing fees	81,217
Reports to shareholders	27,522
Professional services fees	75,884
Other	11,186
Total expenses	1,176,412
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(294,908)
Net expenses	881,504
Net investment income	6,731,686
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $19,287)	(1,730,888)
Foreign currencies	(202,680)
Forward foreign currency contracts	(1,393,412)
Futures contracts	(95)
Options written	947,620
Swap agreements	(496,557)
(2,876,012)
Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $25,886)	4,211,344
Foreign currencies	47,430
Forward foreign currency contracts	120,089
Options written	48,640
Swap agreements	1,514,731
5,942,234
Net realized and unrealized gain	3,066,222
Net increase in net assets resulting from operations	$9,797,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Emerging Markets Local Debt Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$6,731,686	$5,998,504
Net realized gain (loss)	(2,876,012)	(1,509,396)
Change in net unrealized appreciation	5,942,234	2,011,459
Net increase in net assets resulting from operations	9,797,908	6,500,567
Distributions to shareholders from distributable earnings:
Class A	(1,025,931)	(876,114)
Class C	(115,000)	(127,296)
Class R	(68,975)	(65,228)
Class Y	(2,724,604)	(2,527,309)
Class R5	(397)	(328)
Class R6	(201,306)	(124,065)
Total distributions from distributable earnings	(4,136,213)	(3,720,340)
Return of capital:
Class A	(583,639)	(541,821)
Class C	(65,422)	(78,725)
Class R	(39,239)	(40,339)
Class Y	(1,549,995)	(1,562,983)
Class R5	(226)	(203)
Class R6	(114,521)	(76,727)
Total return of capital	(2,353,042)	(2,300,798)
Total distributions	(6,489,255)	(6,021,138)
Share transactions–net:
Class A	1,405,831	(2,219,095)
Class C	(1,140,087)	(832,548)
Class R	19,689	(306,211)
Class Y	(2,627,414)	(7,202,209)
Class R6	961,377	355,671
Net increase (decrease) in net assets resulting from share transactions	(1,380,604)	(10,204,392)
Net increase (decrease) in net assets	1,928,049	(9,724,963)
Net assets:
Beginning of year	88,836,693	98,561,656
End of year	$90,764,742	$88,836,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Emerging Markets Local Debt Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$5.24	$0.41	$0.21	$0.62	$(0.25)	$(0.15)	$(0.40)	$5.46	12.34%(d)	$23,487	1.19%(d)	1.54%(d)	7.83%(d)	114%
Year ended 10/31/24	5.23	0.34	0.01	0.35	(0.21)	(0.13)	(0.34)	5.24	6.64 (d)	21,201	1.21 (d)	1.52 (d)	6.21 (d)	99
Year ended 10/31/23	4.89	0.31	0.35	0.66	(0.25)	(0.07)	(0.32)	5.23	13.38 (d)	23,309	1.32 (d)	1.49 (d)	5.79 (d)	143
Year ended 10/31/22	6.17	0.25	(1.26)	(1.01)	—	(0.27)	(0.27)	4.89	(16.80)(d)	20,621	1.45 (d)(e)	1.45 (d)(e)	4.47 (d)(e)	137
Year ended 10/31/21	6.53	0.29	(0.40)	(0.11)	(0.06)	(0.19)	(0.25)	6.17	(1.81)	36,826	1.23	1.35	4.38	107
Class C
Year ended 10/31/25	5.24	0.37	0.21	0.58	(0.23)	(0.13)	(0.36)	5.46	11.50	2,280	1.94	2.30	7.08	114
Year ended 10/31/24	5.23	0.30	0.01	0.31	(0.19)	(0.11)	(0.30)	5.24	5.84	3,325	1.97	2.28	5.45	99
Year ended 10/31/23	4.89	0.27	0.35	0.62	(0.21)	(0.07)	(0.28)	5.23	12.54	4,122	2.08	2.25	5.03	143
Year ended 10/31/22	6.17	0.21	(1.27)	(1.06)	—	(0.22)	(0.22)	4.89	(17.45)	4,473	2.21 (e)	2.21 (e)	3.71 (e)	137
Year ended 10/31/21	6.53	0.24	(0.40)	(0.16)	(0.05)	(0.15)	(0.20)	6.17	(2.62)	7,568	2.02	2.10	3.59	107
Class R
Year ended 10/31/25	5.24	0.40	0.21	0.61	(0.25)	(0.14)	(0.39)	5.46	12.06	1,527	1.44	1.80	7.58	114
Year ended 10/31/24	5.23	0.32	0.01	0.33	(0.20)	(0.12)	(0.32)	5.24	6.36	1,447	1.47	1.78	5.95	99
Year ended 10/31/23	4.89	0.30	0.34	0.64	(0.23)	(0.07)	(0.30)	5.23	13.09	1,743	1.57	1.75	5.54	143
Year ended 10/31/22	6.17	0.23	(1.26)	(1.03)	—	(0.25)	(0.25)	4.89	(17.02)	1,472	1.71 (e)	1.71 (e)	4.21 (e)	137
Year ended 10/31/21	6.53	0.27	(0.40)	(0.13)	(0.05)	(0.18)	(0.23)	6.17	(2.12)	1,854	1.53	1.60	4.08	107
Class Y
Year ended 10/31/25	5.24	0.43	0.20	0.63	(0.26)	(0.15)	(0.41)	5.46	12.62	59,003	0.94	1.30	8.08	114
Year ended 10/31/24	5.24	0.35	—	0.35	(0.22)	(0.13)	(0.35)	5.24	6.70	59,557	0.97	1.28	6.45	99
Year ended 10/31/23	4.89	0.33	0.35	0.68	(0.25)	(0.08)	(0.33)	5.24	13.87	66,440	1.07	1.25	6.04	143
Year ended 10/31/22	6.17	0.27	(1.27)	(1.00)	—	(0.28)	(0.28)	4.89	(16.59)	48,253	1.21 (e)	1.21 (e)	4.71 (e)	137
Year ended 10/31/21	6.54	0.31	(0.41)	(0.10)	(0.07)	(0.20)	(0.27)	6.17	(1.75)	92,706	1.01	1.10	4.60	107
Class R5
Year ended 10/31/25	5.24	0.43	0.20	0.63	(0.26)	(0.15)	(0.41)	5.46	12.62	8	0.94	1.11	8.08	114
Year ended 10/31/24	5.24	0.35	—	0.35	(0.22)	(0.13)	(0.35)	5.24	6.70	8	0.97	1.07	6.45	99
Year ended 10/31/23	4.89	0.33	0.35	0.68	(0.25)	(0.08)	(0.33)	5.24	13.94	8	1.02	1.10	6.09	143
Year ended 10/31/22	6.17	0.27	(1.26)	(0.99)	—	(0.29)	(0.29)	4.89	(16.47)	7	1.05 (e)	1.05 (e)	4.87 (e)	137
Year ended 10/31/21	6.53	0.31	(0.40)	(0.09)	(0.06)	(0.21)	(0.27)	6.17	(1.54)	9	0.94	0.99	4.67	107
Class R6
Year ended 10/31/25	5.24	0.43	0.20	0.63	(0.26)	(0.15)	(0.41)	5.46	12.62	4,460	0.94	1.11	8.08	114
Year ended 10/31/24	5.23	0.35	0.01	0.36	(0.22)	(0.13)	(0.35)	5.24	6.90	3,300	0.97	1.07	6.45	99
Year ended 10/31/23	4.89	0.33	0.34	0.67	(0.25)	(0.08)	(0.33)	5.23	13.73	2,940	1.02	1.10	6.09	143
Year ended 10/31/22	6.17	0.27	(1.26)	(0.99)	—	(0.29)	(0.29)	4.89	(16.47)	2,586	1.05 (e)	1.05 (e)	4.87 (e)	137
Year ended 10/31/21	6.53	0.31	(0.40)	(0.09)	(0.06)	(0.21)	(0.27)	6.17	(1.50)	4,399	0.91	0.99	4.70	107

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31,
2025, 2024, 2023 and 2022, respectively.

(e)	Ratios include interest, facilities and maintenance fees of 0.09% for the year ended October 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Emerging Markets Local Debt Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Emerging Markets Local Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
16
Invesco Emerging Markets Local Debt Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in
17
Invesco Emerging Markets Local Debt Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or
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Invesco Emerging Markets Local Debt Fund

futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net
19
Invesco Emerging Markets Local Debt Fund

liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.700%
Next $500 million	0.650%
Next $4 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.95% and 0.95%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.75% and 0.75%, respectively, of the Fund’s average daily net assets. In
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Invesco Emerging Markets Local Debt Fund

determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $113,147 and reimbursed class level expenses of $46,759, $5,977, $3,272, $120,563, $2 and $1,139 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $5,229 in front-end sales commissions from the sale of Class A shares and $0 and $250 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$78,438,541	$—	$78,438,541
U.S. Dollar Denominated Bonds & Notes	—	117,844	—	117,844
Money Market Funds	10,349,416	—	—	10,349,416
Options Purchased	—	490,831	—	490,831
Total Investments in Securities	10,349,416	79,047,216	—	89,396,632
Other Investments - Assets*
Forward Foreign Currency Contracts	—	533,204	—	533,204
Swap Agreements	—	325,077	—	325,077
	—	858,281	—	858,281
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Invesco Emerging Markets Local Debt Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(901,121)	$—	$(901,121)
Options Written	—	(175,931)	—	(175,931)
Swap Agreements	—	(221,485)	—	(221,485)
	—	(1,298,537)	—	(1,298,537)
Total Other Investments	—	(440,256)	—	(440,256)
Total Investments	$10,349,416	$78,606,960	$—	$88,956,376

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$—	$311,392	$311,392
Unrealized appreciation on forward foreign currency contracts outstanding	533,204	—	533,204
Unrealized appreciation on swap agreements — OTC	—	13,685	13,685
Options purchased, at value — OTC(b)	490,831	—	490,831
Total Derivative Assets	1,024,035	325,077	1,349,112
Derivatives not subject to master netting agreements	—	(311,392)	(311,392)
Total Derivative Assets subject to master netting agreements	$1,024,035	$13,685	$1,037,720
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$—	$(221,485)	$(221,485)
Unrealized depreciation on forward foreign currency contracts outstanding	(901,121)	—	(901,121)
Options written, at value — OTC	(168,315)	(7,616)	(175,931)
Total Derivative Liabilities	(1,069,436)	(229,101)	(1,298,537)
Derivatives not subject to master netting agreements	—	221,485	221,485
Total Derivative Liabilities subject to master netting agreements	$(1,069,436)	$(7,616)	$(1,077,052)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
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Invesco Emerging Markets Local Debt Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets				Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$574	$—	$—	$574	$(1,331)	$—	$(1,331)	$(757)	$—	$—	$(757)
BNP Paribas S.A.	1,296	—	—	1,296	−	—	—	1,296	—	—	1,296
Citibank, N.A.	1,512	—	—	1,512	−	—	—	1,512	—	—	1,512
Deutsche Bank AG	209,398	299,717	—	509,115	(362,589)	(87,903)	(450,492)	58,623	—	—	58,623
Goldman Sachs International	94,172	—	—	94,172	(43,714)	—	(43,714)	50,458	—	—	50,458
HSBC Bank USA	1,132	—	—	1,132	(8,240)	—	(8,240)	(7,108)	—	—	(7,108)
J.P. Morgan Chase Bank, N.A.	42,952	81,254	300	124,506	(167,548)	(25,457)	(193,005)	(68,499)	—	—	(68,499)
Merrill Lynch International	85,171	32,818	—	117,989	(227,573)	(29,290)	(256,863)	(138,874)	—	100,000	(38,874)
Morgan Stanley and Co. International PLC	67,424	13,930	—	81,354	(59,894)	(1,768)	(61,662)	19,692	—	—	19,692
Standard Chartered Bank PLC	27,237	63,112	14,328	104,677	(17,010)	(31,513)	(48,523)	56,154	—	—	56,154
UBS AG	2,336	—	—	2,336	(13,222)	—	(13,222)	(10,886)	—	—	(10,886)
Total	$533,204	$490,831	$14,628	$1,038,663	$(901,121)	$(175,931)	$(1,077,052)	$(38,389)	$—	$100,000	$61,611
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(1,393,412)	$-	$(1,393,412)
Futures contracts	-	(95)	(95)
Options purchased(a)	(299,303)	-	(299,303)
Options written	920,703	26,917	947,620
Swap agreements	-	(496,557)	(496,557)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	120,089	-	120,089
Options purchased(a)	44,197	-	44,197
Options written	42,756	5,884	48,640
Swap agreements	-	1,514,731	1,514,731
Total	$(564,970)	$1,050,880	$485,910

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Foreign Currency Options Purchased	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$136,113,490	$46,645,866	$7,333,333	$62,539,421	$118,179,826

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,049.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be
23
Invesco Emerging Markets Local Debt Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$4,136,213	$3,720,340
Return of capital	2,353,042	2,300,798
Total distributions	$6,489,255	$6,021,138

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Net unrealized appreciation — investments	$1,289,939
Net unrealized appreciation (depreciation) — foreign currencies	(44,133)
Temporary book/tax differences	(26,137)
Capital loss carryforward	(11,926,869)
Shares of beneficial interest	101,471,942
Total net assets	$90,764,742
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,312,502	$4,614,367	$11,926,869
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $82,924,557 and $82,446,764, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,656,631
Aggregate unrealized (depreciation) of investments	(3,366,692)
Net unrealized appreciation of investments	$1,289,939
Cost of investments for tax purposes is $87,666,437.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions and return of capital distributions, on October 31, 2025, undistributed net investment income was decreased by $308,968, undistributed net realized gain (loss) was increased by $2,662,010 and shares of beneficial interest was decreased by $2,353,042. This reclassification had no effect on the net assets of the Fund.
24
Invesco Emerging Markets Local Debt Fund

NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	874,264	$4,652,072	546,684	$2,980,703
Class C	68,434	360,039	66,988	363,847
Class R	49,185	256,534	60,997	333,526
Class Y	2,703,458	14,363,183	2,967,699	16,080,138
Class R6	363,831	1,896,610	205,834	1,101,882
Issued as reinvestment of dividends:
Class A	220,760	1,168,073	193,805	1,046,756
Class C	25,261	133,286	26,602	143,879
Class R	20,272	107,210	19,327	104,478
Class Y	668,404	3,539,136	602,270	3,257,619
Class R6	45,758	242,374	25,744	139,065
Automatic conversion of Class C shares to Class A shares:
Class A	135,249	708,249	67,236	364,848
Class C	(135,202)	(708,249)	(67,224)	(364,848)
Reacquired:
Class A	(975,614)	(5,122,563)	(1,215,210)	(6,611,402)
Class C	(175,497)	(925,163)	(179,423)	(975,426)
Class R	(65,897)	(344,055)	(137,257)	(744,215)
Class Y	(3,933,039)	(20,529,733)	(4,897,185)	(26,539,966)
Class R6	(222,755)	(1,177,607)	(163,593)	(885,276)
Net increase (decrease) in share activity	(333,128)	$(1,380,604)	(1,876,706)	$(10,204,392)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25
Invesco Emerging Markets Local Debt Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Emerging Markets Local Debt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Emerging Markets Local Debt Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
26
Invesco Emerging Markets Local Debt Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Emerging Markets Local Debt Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent  provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period, above the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period.  The Board considered that the Fund’s positioning in
27
Invesco Emerging Markets Local Debt Fund

certain foreign currencies and its interest rate positioning in certain countries detracted from the Fund’s performance in 2024. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving expenses relative to peers.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco
28
Invesco Emerging Markets Local Debt Fund

Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
29
Invesco Emerging Markets Local Debt Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
30
Invesco Emerging Markets Local Debt Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
31
Invesco Emerging Markets Local Debt Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-EMLD-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Global Allocation Fund
Nasdaq:
A: QVGIX ■ C: QGRCX ■ R: QGRNX ■ Y: QGRYX ■ R5: GLALX ■ R6: QGRIX

2	Consolidated Schedule of Investments
6	Consolidated Financial Statements
9	Consolidated Financial Highlights
10	Notes to Consolidated Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Approval of Investment Advisory and Sub-Advisory Contracts
23	Tax Information
24	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments(a)
October 31, 2025

Shares		Value
Exchange-Traded Funds–64.42%
Invesco Emerging Markets Sovereign Debt ETF(b)	383,000	$8,391,530
Invesco High Yield Bond Factor ETF(b)	1,076,000	24,380,438
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,817,300	167,131,029
Invesco MSCI USA ETF(b)	783,900	53,791,218
Invesco Russell 1000® Dynamic Multifactor ETF(b)	3,653,460	219,755,619
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,424,500	62,096,092
Invesco S&P 500 Revenue ETF(b)	470,500	52,592,490
iShares Core MSCI Emerging Markets ETF	1,021,483	69,736,645
Total Exchange-Traded Funds (Cost $494,487,366)		657,875,061
Principal Amount
U.S. Treasury Securities–34.17%
U.S. Treasury Bills–0.03%
3.98% - 4.12%, 05/14/2026(d)(e)	$339,000	332,469
U.S. Treasury Notes–34.14%
3.88%, 12/31/2029(d)	68,550,000	69,086,886
1.88%, 02/15/2032(d)	171,525,000	152,888,407
4.63%, 02/15/2035	121,400,000	126,663,829
		348,639,122
Total U.S. Treasury Securities (Cost $345,096,071)		348,971,591
Shares
Preferred Stocks–0.01%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(f)	9,884	13,332
Diversified Support Services–0.01%
Harambee Re Ltd., Pfd.(f)	42	8,767
Shares		Value
Diversified Support Services–(continued)
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(f)	19,423	$2,830
Viribus Re Ltd., Pfd.(f)	351,641	29,452
		41,049
Total Preferred Stocks (Cost $567,762)		54,381
Common Stocks & Other Equity Interests–0.00%
Diversified Banks–0.00%
Sberbank of Russia PJSC (Russia)(f)	11,951	0
Health Care Services–0.00%
New Horizon Health Ltd. (China)(f)(g)(h)	77,000	19,818
Total Common Stocks & Other Equity Interests (Cost $330,053)		19,818
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.60% (Cost $840,481,252)		1,006,920,851
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Invesco Private Government Fund, 4.13%(b)(i)(j)	49,703	49,703
Invesco Private Prime Fund, 4.30%(b)(i)(j)	128,603	128,642
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $178,345)		178,345
TOTAL INVESTMENTS IN SECURITIES–98.62% (Cost $840,659,597)		1,007,099,196
OTHER ASSETS LESS LIABILITIES—1.38%		14,095,237
NET ASSETS–100.00%		$1,021,194,433
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$7,847,670	$-	$-	$543,860	$-	$8,391,530	$496,632
Invesco High Yield Bond Factor ETF	24,226,140	-	-	154,298	-	24,380,438	1,727,378
Invesco International Developed Dynamic Multifactor ETF	141,476,736	-	-	25,654,293	-	167,131,029	3,606,726
Invesco MSCI USA ETF	-	51,133,797	-	2,657,421	-	53,791,218	144,739
Invesco Russell 1000® Dynamic Multifactor ETF	218,091,953	-	(29,050,889)	15,298,449	15,416,106	219,755,619	1,640,728
Invesco Russell 2000® Dynamic Multifactor ETF	63,118,671	-	(7,682,204)	3,933,879	2,725,746	62,096,092	702,756
Invesco S&P 500 Revenue ETF	-	50,926,920	-	1,665,570	-	52,592,490	187,574
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,017,675	89,794,510	(97,812,185)	-	-	-	217,668
Invesco Treasury Portfolio	14,891,654	166,761,232	(181,652,886)	-	-	-	400,450
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,606,200	52,629,394	(54,185,891)	-	-	49,703	40,315*
Invesco Private Prime Fund	4,200,596	115,695,106	(119,764,696)	13	(2,377)	128,642	127,295*
Total	$483,477,295	$526,940,959	$(490,148,751)	$49,907,783	$18,139,475	$588,316,761	$9,292,261

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $19,818, which represented less than 1% of the Fund’s Net Assets.

(h)	Non-income producing security.
(i)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	453	December-2025	$155,696,100	$2,431,130	$2,431,130
MSCI Emerging Markets Index	87	December-2025	6,123,060	(8,764)	(8,764)
STOXX Europe 600 Index	89	December-2025	2,936,520	(21,415)	(21,415)
Subtotal				2,400,951	2,400,951
Interest Rate Risk
U.S. Treasury 10 Year Notes	359	December-2025	40,449,203	178,900	178,900
Subtotal—Long Futures Contracts				2,579,851	2,579,851
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Global Allocation Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-mini Russell 1000 Value Indexs	512	December-2025	$(51,681,280)	$(714,240)	$(714,240)
E-Mini Russell 2000 Index	520	December-2025	(64,737,400)	(1,264,978)	(1,264,978)
Nikkei 225 Index	4	December-2025	(1,361,884)	(230,227)	(230,227)
S&P/TSX 60 Index	6	December-2025	(1,524,309)	(35,866)	(35,866)
SPI 200 Index	9	December-2025	(1,309,058)	(3,773)	(3,773)
Subtotal—Short Futures Contracts				(2,249,084)	(2,249,084)
Total Futures Contracts				$330,767	$330,767

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/21/2026	Barclays Bank PLC	PHP	802,220,000	USD	13,986,924	$333,432
01/21/2026	BNP Paribas S.A.	NZD	23,420,000	USD	14,031,252	584,549
12/02/2025	Citibank, N.A.	BRL	7,915,000	USD	1,461,130	500
01/21/2026	Citibank, N.A.	KRW	10,305,000,000	USD	7,438,231	202,601
01/21/2026	Citibank, N.A.	PHP	26,700,000	USD	466,026	11,601
01/21/2026	Citibank, N.A.	USD	15,065,387	COP	59,766,800,000	276,286
01/21/2026	Citibank, N.A.	USD	1,868,261	ZAR	32,835,000	15,381
12/02/2025	Deutsche Bank AG	USD	16,036,503	BRL	89,955,000	563,743
01/21/2026	Deutsche Bank AG	KRW	21,751,180,000	USD	15,754,532	481,994
01/21/2026	Deutsche Bank AG	TWD	127,075,000	USD	4,261,402	119,115
01/21/2026	Goldman Sachs International	SEK	159,770,000	USD	17,286,323	391,648
01/21/2026	J.P. Morgan Chase Bank, N.A.	GBP	15,195,000	USD	20,566,791	604,697
01/21/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,663,970,000	USD	11,453,633	572,356
01/21/2026	J.P. Morgan Chase Bank, N.A.	THB	457,340,000	USD	14,547,224	314,740
01/21/2026	Merrill Lynch International	CNY	100,345,000	USD	14,220,195	29,936
01/21/2026	Merrill Lynch International	CZK	300,790,000	USD	14,530,356	255,659
01/21/2026	Morgan Stanley and Co. International PLC	CHF	12,680,000	USD	16,210,102	309,507
01/21/2026	Morgan Stanley and Co. International PLC	USD	1,248,505	MYR	5,220,000	877
01/21/2026	Morgan Stanley and Co. International PLC	USD	463,956	PEN	1,620,000	16,110
01/21/2026	UBS AG	PLN	53,635,000	USD	14,839,702	327,583
Subtotal—Appreciation						5,412,315
Currency Risk
01/21/2026	Barclays Bank PLC	CLP	432,460,000	USD	453,507	(5,325)
01/21/2026	Barclays Bank PLC	USD	13,593,001	MYR	56,710,000	(19,737)
01/21/2026	BNP Paribas S.A.	USD	821,070	CAD	1,130,000	(12,170)
01/21/2026	BNP Paribas S.A.	USD	2,259,034	DKK	14,250,000	(48,353)
01/21/2026	Citibank, N.A.	HKD	1,420,000	USD	182,874	(56)
01/21/2026	Citibank, N.A.	USD	11,887,419	EUR	10,060,000	(241,317)
01/21/2026	Citibank, N.A.	USD	9,019,109	TWD	269,500,000	(234,169)
01/21/2026	Deutsche Bank AG	INR	111,250,000	USD	1,244,711	(3,046)
01/21/2026	Deutsche Bank AG	USD	24,098,362	EUR	20,284,000	(616,300)
01/21/2026	Deutsche Bank AG	USD	14,938,237	IDR	246,264,300,000	(157,856)
01/21/2026	Deutsche Bank AG	USD	18,385,168	INR	1,635,960,000	(36,581)
01/21/2026	Deutsche Bank AG	USD	35,393,459	JPY	5,166,820,000	(1,605,832)
01/21/2026	Deutsche Bank AG	USD	2,554,135	SEK	23,626,000	(55,834)
01/21/2026	Deutsche Bank AG	USD	14,357,411	SGD	18,220,000	(278,553)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/21/2026	Goldman Sachs International	MXN	335,000	USD	17,834	$(50)
01/21/2026	HSBC Bank USA	ILS	1,470,000	USD	442,861	(8,476)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	4,464,682	CAD	6,135,000	(72,995)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	8,330,647	HKD	64,660,000	(876)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	263,782	HUF	88,770,000	(1,228)
01/21/2026	J.P. Morgan Chase Bank, N.A.	USD	13,905,161	NOK	137,325,000	(350,565)
01/21/2026	Standard Chartered Bank PLC	USD	14,808,855	PLN	53,820,000	(246,681)
01/21/2026	UBS AG	USD	13,553,733	AUD	20,360,000	(222,590)
Subtotal—Depreciation						(4,218,590)
Total Forward Foreign Currency Contracts						$1,193,725

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Global Allocation Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $408,411,093)*	$418,782,435
Investments in affiliates, at value (Cost $432,248,504)	588,316,761
Other investments:
Variation margin receivable — futures contracts	3,882,299
Unrealized appreciation on forward foreign currency contracts outstanding	5,412,315
Deposits with brokers:
Cash collateral — OTC Derivatives	1,450,000
Cash	4,767,054
Foreign currencies, at value (Cost $1,204,697)	1,191,191
Receivable for:
Fund shares sold	124,503
Dividends	168,335
Interest	2,766,817
Investment for trustee deferred compensation and retirement plans	213,817
Other assets	50,315
Total assets	1,027,125,842
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	4,218,590
Payable for:
Fund shares reacquired	512,453
Collateral upon return of securities loaned	178,345
Accrued fees to affiliates	462,046
Accrued trustees’ and officers’ fees and benefits	1,636
Accrued other operating expenses	195,286
Trustee deferred compensation and retirement plans	363,053
Total liabilities	5,931,409
Net assets applicable to shares outstanding	$1,021,194,433
Net assets consist of:
Shares of beneficial interest	$789,133,323
Distributable earnings	232,061,110
$1,021,194,433
Net Assets:
Class A	$890,578,844
Class C	$31,908,629
Class R	$34,875,428
Class Y	$45,584,815
Class R5	$12,552
Class R6	$18,234,165
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,294,246
Class C	1,603,400
Class R	1,673,127
Class Y	2,104,155
Class R5	576
Class R6	838,228
Class A:
Net asset value per share	$21.57
Maximum offering price per share (Net asset value of $21.57 ÷ 94.50%)	$22.83
Class C:
Net asset value and offering price per share	$19.90
Class R:
Net asset value and offering price per share	$20.84
Class Y:
Net asset value and offering price per share	$21.66
Class R5:
Net asset value and offering price per share	$21.79
Class R6:
Net asset value and offering price per share	$21.75

*	At October 31, 2025, security with a value of $174,643 was on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Global Allocation Fund

Consolidated Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest	$14,294,374
Dividends (net of foreign withholding taxes of $139,213)	1,108,838
Dividends from affiliates (includes net securities lending income of $25,344)	9,149,995
Total investment income	24,553,207
Expenses:
Advisory fees	7,938,719
Administrative services fees	143,385
Custodian fees	123,743
Distribution fees:
Class A	2,199,615
Class C	335,774
Class R	168,596
Transfer agent fees — A, C, R and Y	1,460,432
Transfer agent fees — R5	4
Transfer agent fees — R6	5,427
Trustees’ and officers’ fees and benefits	50,813
Registration and filing fees	89,829
Reports to shareholders	102,512
Professional services fees	199,773
Other	47,702
Total expenses	12,866,324
Less: Fees waived and/or expense offset arrangement(s)	(1,674,388)
Net expenses	11,191,936
Net investment income	13,361,271
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $764,807)	51,882,685
Affiliated investment securities	18,139,475
Foreign currencies	106,425
Forward foreign currency contracts	12,638,777
Futures contracts	(2,390,500)
Swap agreements	(4,622,125)
75,754,737
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $682,147)	(23,970,162)
Affiliated investment securities	49,907,783
Foreign currencies	(5,561)
Forward foreign currency contracts	(2,929,831)
Futures contracts	5,232,881
Swap agreements	(1,153,510)
27,081,600
Net realized and unrealized gain	102,836,337
Net increase in net assets resulting from operations	$116,197,608
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Global Allocation Fund

Consolidated Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$13,361,271	$21,456,456
Net realized gain	75,754,737	45,984,555
Change in net unrealized appreciation	27,081,600	107,068,248
Net increase in net assets resulting from operations	116,197,608	174,509,259
Distributions to shareholders from distributable earnings:
Class A	(8,064,698)	(20,416,379)
Class C	(101,344)	(658,729)
Class R	(243,498)	(701,791)
Class Y	(530,143)	(1,319,836)
Class R5	(138)	(285)
Class R6	(211,399)	(401,828)
Total distributions from distributable earnings	(9,151,220)	(23,498,848)
Share transactions–net:
Class A	(88,524,187)	(76,413,006)
Class C	(7,756,602)	(10,207,978)
Class R	(2,170,433)	(2,952,074)
Class Y	(7,088,426)	(7,432,865)
Class R6	(1,022,712)	1,577,195
Net increase (decrease) in net assets resulting from share transactions	(106,562,360)	(95,428,728)
Net increase in net assets	484,028	55,581,683
Net assets:
Beginning of year	1,020,710,405	965,128,722
End of year	$1,021,194,433	$1,020,710,405
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Global Allocation Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/25	$19.40	$0.27	$2.08	$2.35	$(0.18)	$—	$(0.18)	$21.57	12.19%	$890,579	1.09%	1.26%	1.34%	49%
Year ended 10/31/24	16.74	0.39	2.69	3.08	(0.42)	—	(0.42)	19.40	18.55	885,830	1.10	1.27	2.07	30
Year ended 10/31/23	16.79	0.32	0.57	0.89	(0.94)	—	(0.94)	16.74	5.30	831,967	1.11	1.27	1.84	77
Year ended 10/31/22	23.79	0.26	(4.25)	(3.99)	(0.47)	(2.54)	(3.01)	16.79	(19.06)	862,663	1.15	1.23	1.36	151
Year ended 10/31/21	18.75	0.22	4.82	5.04	—	—	—	23.79	26.88	1,173,186	1.15	1.25	1.01	51
Class C
Year ended 10/31/25	17.92	0.11	1.92	2.03	(0.05)	—	(0.05)	19.90	11.36	31,909	1.84	2.01	0.59	49
Year ended 10/31/24	15.47	0.23	2.48	2.71	(0.26)	—	(0.26)	17.92	17.62	36,226	1.85	2.02	1.32	30
Year ended 10/31/23	15.56	0.17	0.54	0.71	(0.80)	—	(0.80)	15.47	4.51	40,307	1.86	2.02	1.09	77
Year ended 10/31/22	22.23	0.11	(3.95)	(3.84)	(0.29)	(2.54)	(2.83)	15.56	(19.63)	49,615	1.90	1.98	0.61	151
Year ended 10/31/21	17.66	0.05	4.52	4.57	—	—	—	22.23	25.88	72,605	1.90	2.00	0.26	51
Class R
Year ended 10/31/25	18.76	0.21	2.01	2.22	(0.14)	—	(0.14)	20.84	11.88	34,875	1.34	1.51	1.09	49
Year ended 10/31/24	16.20	0.33	2.59	2.92	(0.36)	—	(0.36)	18.76	18.20	33,485	1.35	1.52	1.82	30
Year ended 10/31/23	16.27	0.27	0.56	0.83	(0.90)	—	(0.90)	16.20	5.05	31,487	1.36	1.52	1.59	77
Year ended 10/31/22	23.13	0.20	(4.11)	(3.91)	(0.41)	(2.54)	(2.95)	16.27	(19.22)	31,034	1.40	1.48	1.11	151
Year ended 10/31/21	18.28	0.16	4.69	4.85	—	—	—	23.13	26.53	39,793	1.40	1.50	0.76	51
Class Y
Year ended 10/31/25	19.47	0.32	2.09	2.41	(0.22)	—	(0.22)	21.66	12.49	45,585	0.84	1.01	1.59	49
Year ended 10/31/24	16.81	0.44	2.69	3.13	(0.47)	—	(0.47)	19.47	18.82	47,788	0.85	1.02	2.32	30
Year ended 10/31/23	16.87	0.36	0.57	0.93	(0.99)	—	(0.99)	16.81	5.52	47,784	0.86	1.02	2.09	77
Year ended 10/31/22	23.89	0.31	(4.26)	(3.95)	(0.53)	(2.54)	(3.07)	16.87	(18.84)	49,841	0.90	0.98	1.61	151
Year ended 10/31/21	18.78	0.28	4.83	5.11	—	—	—	23.89	27.21	72,519	0.90	1.00	1.26	51
Class R5
Year ended 10/31/25	19.58	0.35	2.10	2.45	(0.24)	—	(0.24)	21.79	12.63	13	0.73	0.89	1.70	49
Year ended 10/31/24	16.90	0.46	2.72	3.18	(0.50)	—	(0.50)	19.58	19.00	11	0.74	0.90	2.43	30
Year ended 10/31/23	16.96	0.39	0.57	0.96	(1.02)	—	(1.02)	16.90	5.64	10	0.74	0.89	2.21	77
Year ended 10/31/22	24.02	0.33	(4.29)	(3.96)	(0.56)	(2.54)	(3.10)	16.96	(18.77)	11	0.78	0.86	1.73	151
Year ended 10/31/21	18.85	0.32	4.85	5.17	—	—	—	24.02	27.43	15	0.76	0.86	1.40	51
Class R6
Year ended 10/31/25	19.55	0.34	2.10	2.44	(0.24)	—	(0.24)	21.75	12.59	18,234	0.73	0.89	1.70	49
Year ended 10/31/24	16.89	0.46	2.70	3.16	(0.50)	—	(0.50)	19.55	18.90	17,370	0.74	0.90	2.43	30
Year ended 10/31/23	16.93	0.38	0.60	0.98	(1.02)	—	(1.02)	16.89	5.77	13,573	0.74	0.89	2.21	77
Year ended 10/31/22	23.98	0.33	(4.28)	(3.95)	(0.56)	(2.54)	(3.10)	16.93	(18.77)	36,473	0.78	0.86	1.73	151
Year ended 10/31/21	18.83	0.31	4.84	5.15	—	—	—	23.98	27.35	45,281	0.76	0.86	1.40	51

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.16%, 0.18%, 0.20%, 0.15% and 0.17% for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
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Invesco Global Allocation Fund

Notes to Consolidated Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Global Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Allocation Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
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Invesco Global Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Consolidated Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Consolidated Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended October 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related
11
Invesco Global Allocation Fund

to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Fund’s consolidated financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $3,022 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
12
Invesco Global Allocation Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on
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Invesco Global Allocation Fund

any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $1 billion	0.800%
Next $2 billion	0.760%
Next $1 billion	0.710%
Next $1 billion	0.660%
Next $1 billion	0.600%
Next $1 billion	0.550%
Next $2 billion	0.500%
Over $9 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.79%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in
14
Invesco Global Allocation Fund

the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $1,599,350.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $53,495 in front-end sales commissions from the sale of Class A shares and $1,628 and $555 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
15
Invesco Global Allocation Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$657,875,061	$—	$—	$657,875,061
U.S. Treasury Securities	—	348,971,591	—	348,971,591
Preferred Stocks	—	—	54,381	54,381
Common Stocks & Other Equity Interests	—	—	19,818	19,818
Money Market Funds	—	178,345	—	178,345
Total Investments in Securities	657,875,061	349,149,936	74,199	1,007,099,196
Other Investments - Assets*
Futures Contracts	2,610,030	—	—	2,610,030
Forward Foreign Currency Contracts	—	5,412,315	—	5,412,315
	2,610,030	5,412,315	—	8,022,345
Other Investments - Liabilities*
Futures Contracts	(2,279,263)	—	—	(2,279,263)
Forward Foreign Currency Contracts	—	(4,218,590)	—	(4,218,590)
	(2,279,263)	(4,218,590)	—	(6,497,853)
Total Other Investments	330,767	1,193,725	—	1,524,492
Total Investments	$658,205,828	$350,343,661	$74,199	$1,008,623,688

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$2,431,130	$178,900	$2,610,030
Unrealized appreciation on forward foreign currency contracts outstanding	5,412,315	—	—	5,412,315
Total Derivative Assets	5,412,315	2,431,130	178,900	8,022,345
Derivatives not subject to master netting agreements	—	(2,431,130)	(178,900)	(2,610,030)
Total Derivative Assets subject to master netting agreements	$5,412,315	$—	$—	$5,412,315

Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(2,279,263)	$(2,279,263)
Unrealized depreciation on forward foreign currency contracts outstanding	(4,218,590)	—	(4,218,590)
Total Derivative Liabilities	(4,218,590)	(2,279,263)	(6,497,853)
Derivatives not subject to master netting agreements	—	2,279,263	2,279,263
Total Derivative Liabilities subject to master netting agreements	$(4,218,590)	$—	$(4,218,590)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
16
Invesco Global Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$333,432	$(25,062)	$308,370	$—	$—	$308,370
BNP Paribas S.A.	584,549	(60,523)	524,026	—	—	524,026
Citibank, N.A.	506,369	(475,542)	30,827	—	—	30,827
Deutsche Bank AG	1,164,852	(2,754,002)	(1,589,150)	—	—	(1,589,150)
Goldman Sachs International	391,648	(50)	391,598	—	—	391,598
HSBC Bank USA	−	(8,476)	(8,476)	—	—	(8,476)
J.P. Morgan Chase Bank, N.A.	1,491,793	(425,664)	1,066,129	—	—	1,066,129
Merrill Lynch International	285,595	−	285,595	—	—	285,595
Morgan Stanley and Co. International PLC	326,494	−	326,494	—	—	326,494
Standard Chartered Bank PLC	−	(246,681)	(246,681)	—	—	(246,681)
UBS AG	327,583	(222,590)	104,993	—	—	104,993
Total	$5,412,315	$(4,218,590)	$1,193,725	$—	$—	$1,193,725
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$12,638,777	$-	$-	$12,638,777
Futures contracts	-	1,038,199	(3,428,699)	(2,390,500)
Swap agreements	-	7,577,465	(12,199,590)	(4,622,125)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,929,831)	-	-	(2,929,831)
Futures contracts	-	(1,167,592)	6,400,473	5,232,881
Swap agreements	-	(1,153,510)	-	(1,153,510)
Total	$9,708,946	$6,294,562	$(9,227,816)	$6,775,692
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$365,750,910	$513,057,144	$188,208,967

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended October 31, 2025, the Fund engaged in securities purchases of $316,751.
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $75,038.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred
17
Invesco Global Allocation Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$9,151,220	$23,498,848

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$8,079,198
Undistributed long-term capital gain	56,588,978
Net unrealized appreciation — investments	167,806,233
Net unrealized appreciation (depreciation) — foreign currencies	(62,327)
Temporary book/tax differences	(350,972)
Shares of beneficial interest	789,133,323
Total net assets	$1,021,194,433
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments and partnerships.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $250,743,786 and $322,009,867, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$178,226,931
Aggregate unrealized (depreciation) of investments	(10,420,698)
Net unrealized appreciation of investments	$167,806,233
Cost of investments for tax purposes is $840,817,455.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign capital gains taxes, equalization, elimination entry, income from the Subsidiary and derivative instruments, on October 31, 2025, undistributed net investment income was decreased by $3,993,714, undistributed net realized gain was increased by $2,337,715 and shares of beneficial interest was increased by $1,655,999. This reclassification had no effect on the net assets of the Fund.
NOTE 12—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,214,120	$24,472,095	1,586,906	$29,772,699
Class C	192,786	3,579,312	252,320	4,387,981
Class R	201,348	3,924,862	229,618	4,152,877
Class Y	407,648	8,206,031	497,495	9,383,583
Class R6	236,131	4,769,419	322,542	6,131,641
18
Invesco Global Allocation Fund

	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	384,686	$7,605,297	1,065,313	$19,314,109
Class C	5,412	99,358	37,957	639,959
Class R	12,643	242,113	39,718	697,854
Class Y	21,396	423,863	58,544	1,063,151
Class R6	10,252	203,810	21,487	391,281
Automatic conversion of Class C shares to Class A shares:
Class A	274,352	5,500,352	421,665	7,914,243
Class C	(296,325)	(5,500,352)	(454,843)	(7,914,243)
Reacquired:
Class A	(6,251,788)	(126,101,931)	(7,096,804)	(133,414,057)
Class C	(320,063)	(5,934,920)	(419,436)	(7,321,675)
Class R	(325,934)	(6,337,408)	(428,384)	(7,802,805)
Class Y	(778,816)	(15,718,320)	(943,880)	(17,879,599)
Class R6	(296,647)	(5,995,941)	(259,189)	(4,945,727)
Net increase (decrease) in share activity	(5,308,799)	$(106,562,360)	(5,068,971)	$(95,428,728)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco Global Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Global Allocation Fund and its subsidiary (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, insurance companies and brokers; when replies were not received from insurance companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Invesco Global Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Allocation Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also
21
Invesco Global Allocation Fund

reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’
management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
22
Invesco Global Allocation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$1,656,000
Qualified Dividend Income*	40.02%
Corporate Dividends Received Deduction*	4.66%
U.S. Treasury Obligations*	99.32%
Qualified Business Income*	0.00%
Business Interest Income*	44.82%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
23
Invesco Global Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
24
Invesco Global Allocation Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-GLAL-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Global Strategic Income Fund
Nasdaq:
A: OPSIX ■ C: OSICX ■ R: OSINX ■ Y: OSIYX ■ R5: GLSSX ■ R6: OSIIX

2	Consolidated Schedule of Investments
30	Consolidated Financial Statements
33	Consolidated Financial Highlights
34	Notes to Consolidated Financial Statements
45	Report of Independent Registered Public Accounting Firm
46	Approval of Investment Advisory and Sub-Advisory Contracts
48	Tax Information
49	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
October 31, 2025

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–30.29%
Argentina–0.69%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$3,628,800	$2,975,616
3.50%, 07/09/2041(a)	5,400,000	3,520,800
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	1,800,000	1,780,830
YPF S.A., 8.75%, 09/11/2031(b)	3,276,000	3,373,533
		11,650,779
Belgium–0.25%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	4,200,000	4,192,215
Brazil–0.71%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	3,145,000	3,338,575
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(b)	1,800,000	1,970,655
Petrobras Global Finance B.V., 6.50%, 07/03/2033(c)	1,800,000	1,872,630
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)(c)	4,745,000	4,758,523
		11,940,383
Canada–2.22%
Bell Canada, 6.88%, 09/15/2055(d)	2,369,000	2,475,392
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(d)	2,008,000	2,053,357
Constellation Software, Inc., 5.16%, 02/16/2029(b)(c)	1,247,000	1,274,434
Element Fleet Management Corp.,
5.64%, 03/13/2027(b)(c)	7,037,000	7,168,180
6.32%, 12/04/2028(b)	3,671,000	3,884,014
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	7,381,000	7,624,558
New Gold, Inc., 6.88%, 04/01/2032(b)	1,433,000	1,499,583
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	576,000	587,436
RB Global Holdings, Inc.,
6.75%, 03/15/2028(b)	850,000	868,961
7.75%, 03/15/2031(b)	318,000	332,271
Rogers Communications, Inc., 7.00%, 04/15/2055(d)	2,190,000	2,292,609
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(d)	3,819,000	3,979,356
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(d)	3,609,000	3,614,118
		37,654,269
Principal Amount		Value
Cayman Islands–0.05%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	$868,000	$894,726
Chile–0.55%
Banco de Credito e Inversiones S.A., 8.75%(b)(d)(e)	1,725,000	1,856,428
Banco del Estado de Chile, 7.95%(b)(d)(e)	1,003,000	1,071,042
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	1,461,370	1,505,650
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(b)	4,885,000	4,934,485
		9,367,605
China–0.10%
Prosus N.V., 3.68%, 01/21/2030(b)	1,800,000	1,729,804
Colombia–0.41%
Ecopetrol S.A.,
8.63%, 01/19/2029	4,600,000	4,965,608
7.75%, 02/01/2032	1,930,000	1,996,450
		6,962,058
Dominican Republic–0.24%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	2,055,000	2,154,411
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	720,000	705,420
4.88%, 09/23/2032(b)	1,200,000	1,152,660
		4,012,491
Egypt–0.15%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	2,415,000	2,592,785
France–0.34%
Electricite de France S.A., 9.13%(b)(c)(d)(e)	2,334,000	2,705,266
Forvia SE, 8.00%, 06/15/2030(b)(c)	644,000	684,886
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	143,000	145,224
8.50%, 04/15/2031(b)(c)	1,466,000	1,574,845
7.00%, 04/15/2032(b)	82,000	84,019
Opal Bidco SAS, 6.50%, 03/31/2032(b)(c)	585,000	603,017
		5,797,257
Germany–0.31%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	4,573,000	4,651,299
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
Germany–(continued)
Cerdia Finanz GmbH, 9.38%, 10/03/2031(b)	$579,000	$606,105
		5,257,404
Greece–0.04%
Danaos Corp., 6.88%, 10/15/2032(b)	642,000	631,872
Guatemala–0.08%
Energuate Trust 2.0, 6.35%, 09/15/2035(b)	1,440,000	1,446,303
Hong Kong–0.04%
Melco Resorts Finance Ltd., 6.50%, 09/24/2033(b)(c)	600,000	604,422
India–0.92%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	4,650,000	4,587,673
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	3,650,000	3,738,125
6.38%, 04/23/2029(b)	7,200,000	7,310,276
		15,636,074
Ireland–0.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(c)(d)	1,149,000	1,208,705
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,719,259
GGAM Finance Ltd., 6.88%, 04/15/2029(b)	1,162,000	1,208,405
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	577,000	608,295
		4,744,664
Italy–0.11%
FiberCop S.p.A.,
6.00%, 09/30/2034(b)(c)	625,000	591,755
7.20%, 07/18/2036(b)	600,000	609,294
Telecom Italia Capital S.A., 6.38%, 11/15/2033	595,000	627,831
		1,828,880
Japan–0.04%
Kioxia Holdings Corp., 6.63%, 07/24/2033(b)	600,000	626,570
Macau–0.56%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)	4,250,000	4,260,885
4.75%, 02/01/2027(b)(c)	2,960,000	2,951,980
Studio City Finance Ltd.,
6.50%, 01/15/2028(b)	248,000	248,155
5.00%, 01/15/2029(b)(c)	736,000	705,197
Wynn Macau Ltd., 6.75%, 02/15/2034(b)(c)	1,260,000	1,270,625
		9,436,842
Mexico–1.14%
Banco Mercantil del Norte S.A., 8.38%(b)(d)(e)	1,850,000	1,984,350
Principal Amount		Value
Mexico–(continued)
BBVA Bancomer S.A., 7.63%, 02/11/2035(b)(d)	$1,750,000	$1,857,695
CEMEX S.A.B. de C.V., 5.13%(b)(d)(e)	2,487,000	2,455,647
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(b)	2,461,411	2,607,545
Mexico Government International Bond, Series 10, 5.63%, 09/22/2035	442,000	440,453
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	3,064,000	2,684,404
Petroleos Mexicanos,
8.75%, 06/02/2029	6,400,000	6,910,509
6.63%, 06/15/2035	310,000	297,736
		19,238,339
Nigeria–0.25%
IHS Holding Ltd., 8.25%, 11/29/2031(b)	4,000,000	4,177,762
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,673,924
Peru–0.20%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	1,990,000	2,074,575
Orazul Energy Peru S.A., 6.25%, 09/17/2032(b)	1,359,000	1,382,217
		3,456,792
Serbia–0.11%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	1,877,000	1,889,332
Spain–0.22%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(b)	1,371,000	1,374,601
5.20%, 09/16/2030(b)	1,392,000	1,397,688
5.98%, 09/16/2035(b)	900,000	916,208
		3,688,497
Switzerland–0.39%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(d)	460,000	465,863
Credit Suisse Group AG, 6.25%(b)(e)(f)(g)	7,385,000	2,102,879
UBS Group AG, 9.25%(b)(d)(e)	3,650,000	3,982,606
		6,551,348
Thailand–0.09%
GC Treasury Center Co. Ltd., 6.50%(b)(d)(e)	1,461,000	1,480,136
Turkey–0.21%
Akbank Turk A.S., 7.88%, 09/04/2035(b)(d)	1,800,000	1,836,272
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
Turkey–(continued)
Turkiye Is Bankasi A.S., 7.38%, 04/02/2036(b)(d)	$1,800,000	$1,782,320
		3,618,592
United Kingdom–2.12%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	1,825,000	1,801,046
B.A.T. Capital Corp., 6.00%, 02/20/2034	2,730,000	2,916,443
Barclays Bank PLC, 6.28%(d)(e)	9,030,000	9,577,218
Beazley Insurance DAC, 5.50%, 09/10/2029(b)	2,880,000	2,930,633
British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)	10,850,000	10,738,087
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	585,000	591,434
Hiscox Ltd., 7.00%, 06/11/2036(b)(d)	1,800,000	1,937,329
M&G PLC, 6.50%, 10/20/2048(b)(d)	925,000	965,188
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)	1,344,000	1,320,541
VMED 02 UK Financing I PLC, 6.75%, 01/15/2033(b)	174,000	174,645
Vodafone Group PLC, 4.13%, 06/04/2081(d)	1,348,000	1,271,819
Weir Group, Inc., 5.35%, 05/06/2030(b)	1,568,000	1,609,129
		35,833,512
United States–17.14%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	420,000	439,435
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	871,000	901,531
AECOM, 6.00%, 08/01/2033(b)	612,000	628,530
AES Corp. (The), 7.60%, 01/15/2055(d)	5,140,000	5,271,589
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	574,000	596,000
Air Lease Corp., Series B, 4.65%(d)(e)	912,000	903,273
Aircastle Ltd., 5.25%(b)(d)(e)	1,220,000	1,214,106
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	897,000	929,918
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	1,369,000	1,265,145
AMC Networks, Inc., 10.50%, 07/15/2032(b)	119,000	125,231
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	1,375,000	1,379,355
5.75%, 04/20/2029(b)(c)	1,501,000	1,515,368
Principal Amount		Value
United States–(continued)
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)(c)	$641,000	$642,563
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)(c)	680,000	713,790
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)(c)	577,000	597,860
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	575,000	576,845
Ares Capital Corp., 5.88%, 03/01/2029	4,550,000	4,659,462
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)(c)	585,000	602,095
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	176,000	184,645
Beignet Investor LLC, 6.58%, 05/30/2049(b)	297,000	317,052
Berry Global, Inc., 5.65%, 01/15/2034(c)	2,019,000	2,111,169
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)(c)	546,000	580,469
BP Capital Markets PLC, 4.88%(c)(d)(e)	1,315,000	1,316,364
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	1,203,000	1,250,325
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	627,000	633,265
Calpine Corp., 5.13%, 03/15/2028(b)	892,000	892,459
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	959,000	907,861
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(h)	574,590	640,055
Caturus Energy LLC, 8.50%, 02/15/2030(b)	585,000	598,099
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	353,000	348,647
4.75%, 03/01/2030(b)	3,710,000	3,530,121
4.50%, 08/15/2030(b)(c)	3,710,000	3,480,515
4.75%, 02/01/2032(b)(c)	670,000	607,127
4.50%, 05/01/2032(c)	736,000	655,172
4.50%, 06/01/2033(b)(c)	870,000	755,157
4.25%, 01/15/2034(b)(c)	681,000	572,597
Celanese US Holdings LLC, 7.20%, 11/15/2033(c)	566,000	580,846
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	7,773,000	8,067,962
Charles Schwab Corp. (The), 6.20%, 11/17/2029(d)	3,963,000	4,198,004
CHC Group LLC, 11.75%, 09/01/2030(b)	292,000	272,870
Cheniere Energy, Inc., 5.65%, 04/15/2034(c)	2,036,000	2,106,660
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	$800,000	$829,896
6.75%, 09/15/2032(b)	118,000	120,826
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	798,000	745,132
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	156,000	160,324
7.00%, 03/15/2032(b)(c)	459,000	469,898
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	350,000	362,318
8.25%, 06/30/2032(b)	547,000	575,326
CMS Energy Corp., 6.50%, 06/01/2055(c)(d)	6,859,000	7,141,282
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)(c)	339,000	318,076
4.75%, 02/15/2031(b)	354,000	316,369
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	607,000	602,229
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	120,000	121,332
9.00%, 02/01/2031(b)	200,000	200,835
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	588,000	627,451
Cousins Properties L.P., 5.25%, 07/15/2030	4,045,000	4,135,382
CVS Health Corp., 6.75%, 12/10/2054(d)	1,090,000	1,133,761
DaVita, Inc.,
6.88%, 09/01/2032(b)	285,000	295,548
6.75%, 07/15/2033(b)(c)	305,000	316,499
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,515,000	8,046,996
Directv Financing LLC, 8.88%, 02/01/2030(b)	158,000	157,262
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	125,000	125,084
10.00%, 02/15/2031(b)	81,000	80,767
Discovery Communications LLC, 4.13%, 05/15/2029	667,000	645,759
Diversified Healthcare Trust,
0.00%, 01/15/2026(b)(i)	330,000	326,575
7.25%, 10/15/2030(b)	300,000	303,385
Duke Energy Corp., 6.45%, 09/01/2054(d)	623,000	659,218
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	583,000	618,664
Energy Transfer L.P.,
8.00%, 05/15/2054(d)	2,105,000	2,249,115
7.13%, 10/01/2054(d)	10,852,000	11,225,526
EnerSys,
4.38%, 12/15/2027(b)	605,000	597,831
6.63%, 01/15/2032(b)	286,000	294,313
Enpro, Inc., 6.13%, 06/01/2033(b)	1,194,000	1,224,406
Entergy Corp., 7.13%, 12/01/2054(c)(d)	6,143,000	6,474,802
ESAB Corp., 6.25%, 04/15/2029(b)	867,000	888,340
Principal Amount		Value
United States–(continued)
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	$578,000	$610,686
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,378,000	1,458,955
FirstCash, Inc., 6.88%, 03/01/2032(b)(c)	876,000	910,057
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	300,000	313,077
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,660,000	6,678,951
General Motors Co., 6.80%, 10/01/2027(c)	8,383,000	8,740,586
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032(c)	438,000	451,472
8.00%, 05/15/2033	427,000	441,454
Getty Images, Inc., 10.50%, 11/15/2030(b)	162,000	163,490
GFL Environmental, Inc., 4.00%, 08/01/2028(b)(c)	1,244,000	1,217,847
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	661,000	643,874
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	615,000	624,376
Gray Media, Inc., 9.63%, 07/15/2032(b)	174,000	175,063
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	236,000	249,749
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	632,000	613,618
6.38%, 01/15/2030(b)	589,000	601,890
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	950,000	961,273
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	585,000	605,725
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	1,170,000	1,200,161
Hologic, Inc., 3.25%, 02/15/2029(b)	658,000	649,999
HUB International Ltd., 7.25%, 06/15/2030(b)	853,000	891,166
Hyundai Capital America, 4.90%, 06/23/2028(b)(c)	7,133,000	7,239,384
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	200,000	195,324
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	627,000	606,696
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	1,125,000	1,159,567
4.50%, 02/15/2031(b)	658,000	631,645
J.M. Smucker Co. (The), 5.90%, 11/15/2028	3,489,000	3,658,018
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)(c)	500,000	486,258
6.13%, 11/01/2032(b)	621,000	632,449
6.75%, 05/01/2033(b)	583,000	608,617
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	$300,000	$284,270
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,661,000	1,661,541
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,972,000	3,016,643
Lamar Media Corp.,
4.88%, 01/15/2029	1,890,000	1,874,874
5.38%, 11/01/2033(b)	595,000	589,799
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	654,000	623,952
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	311,000	303,028
8.25%, 08/01/2031(b)	566,000	596,000
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	652,000	668,353
7.00%, 03/31/2034(b)	645,167	663,366
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)(c)	500,000	497,711
4.38%, 01/15/2031(b)	650,000	620,237
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	114,000	115,283
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	638,000	600,473
Mars, Inc., 4.80%, 03/01/2030(b)(c)	1,214,000	1,240,412
Mattel, Inc., 6.20%, 10/01/2040	1,807,000	1,801,956
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	816,000	793,096
5.25%, 10/01/2029(b)	617,000	615,056
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	113,000	118,498
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	546,000	560,474
7.13%, 02/01/2032(b)	576,000	602,695
Navient Corp.,
5.00%, 03/15/2027	460,000	457,606
9.38%, 07/25/2030	205,000	225,410
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	260,000	260,039
6.25%, 09/15/2033(b)(c)	372,000	376,480
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	623,000	609,554
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	599,000	596,764
Newell Brands, Inc.,
6.63%, 09/15/2029	288,000	282,191
6.38%, 05/15/2030(c)	635,000	604,838
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)(d)	4,614,000	4,994,291
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	932,000	970,232
NRG Energy, Inc., 6.00%, 01/15/2036(b)	961,000	978,161
Principal Amount		Value
United States–(continued)
OneMain Finance Corp.,
6.63%, 05/15/2029	$904,000	$930,766
4.00%, 09/15/2030	149,000	138,704
6.75%, 03/15/2032	525,000	533,436
7.13%, 09/15/2032	375,000	387,513
ONEOK, Inc.,
5.55%, 11/01/2026	2,947,000	2,983,067
6.63%, 09/01/2053	3,698,000	3,894,451
Paramount Global, 2.90%, 01/15/2027	3,852,000	3,784,404
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	310,000	301,230
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	7,383,000	7,705,442
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	625,000	624,969
Phinia, Inc.,
6.75%, 04/15/2029(b)	256,000	264,413
6.63%, 10/15/2032(b)(c)	324,000	333,607
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(d)	5,593,000	5,719,617
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	173,000	178,215
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	848,000	894,354
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(d)	723,000	755,419
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	592,000	611,448
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	651,000	615,230
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	599,000	618,260
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	627,000	615,210
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	339,720	152,018
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031(b)	1,069,000	1,007,565
9.63%, 12/01/2032(b)	1,512,800	1,726,200
Sealed Air Corp.,
5.00%, 04/15/2029(b)	312,000	310,008
6.88%, 07/15/2033(b)(c)	278,000	302,934
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	580,000	588,945
Sempra,
4.13%, 04/01/2052(d)	10,842,000	10,601,413
6.38%, 04/01/2056(c)(d)	2,088,000	2,146,280
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)(c)	650,000	604,723
SGUS LLC, 11.00%, 12/15/2029(b)	165,280	143,382
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	117,000	119,372
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Solventum Corp., 5.45%, 02/25/2027	$1,556,000	$1,579,639
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	8,245,000	8,227,361
Series 21-A, 3.75%, 09/15/2051(d)	5,367,000	5,313,373
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	608,000	608,746
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)(c)	682,000	643,638
State Street Corp.,
Series I, 6.70%(c)(d)(e)	3,415,000	3,563,419
6.45%(c)(d)(e)	8,733,000	9,086,468
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)(c)	582,000	592,552
Sunoco L.P.,
5.63%, 03/15/2031(b)	86,000	86,109
6.25%, 07/01/2033(b)	474,000	484,597
5.88%, 03/15/2034(b)	248,000	248,119
7.88%(b)(d)(e)	121,000	122,968
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	614,000	632,494
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(c)	633,000	632,716
Tenet Healthcare Corp., 6.75%, 05/15/2031	883,000	916,859
Tidewater, Inc., 9.13%, 07/15/2030(b)	584,000	623,801
TransDigm, Inc.,
6.75%, 08/15/2028(b)	3,600,000	3,675,517
6.38%, 03/01/2029(b)	720,000	740,473
6.00%, 01/15/2033(b)	728,000	740,305
6.25%, 01/31/2034(b)(c)	600,000	620,537
Transocean International Ltd., 7.88%, 10/15/2032(b)	639,000	658,687
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,099,875
United AirLines, Inc., 4.38%, 04/15/2026(b)	3,664,000	3,658,724
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	104,000	97,494
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	330,000	339,954
9.38%, 08/01/2032(b)	255,000	269,441
Vail Resorts, Inc., 5.63%, 07/15/2030(b)(c)	625,000	634,247
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(c)	978,000	1,045,264
9.00%(b)(c)(d)(e)	226,000	211,451
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	238,000	249,445
6.75%, 01/15/2036(b)	654,000	693,074
	Principal Amount		Value
United States–(continued)
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)		$540,000	$550,774
Viatris, Inc., 3.85%, 06/22/2040		2,254,000	1,718,048
Viking Cruises Ltd., 5.88%, 10/15/2033(b)		630,000	640,831
Vistra Corp.,
Series C, 8.88%(b)(d)(e)		915,000	1,006,813
8.00%(b)(c)(d)(e)		296,000	304,397
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)		817,000	817,776
5.00%, 07/31/2027(b)		233,000	233,272
7.75%, 10/15/2031(b)		173,000	183,716
VoltaGrid LLC, 7.38%, 11/01/2030(b)		500,000	508,838
Voyager Parent LLC, 9.25%, 07/01/2032(b)		573,000	601,139
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)		580,000	594,058
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(c)		897,000	822,717
5.05%, 03/15/2042(c)		513,000	412,355
5.14%, 03/15/2052		194,000	147,925
Wayfair LLC, 7.25%, 10/31/2029(b)		60,000	62,194
Whirlpool Corp., 4.75%, 02/26/2029		610,000	601,742
William Carter Co. (The), 7.38%, 02/15/2031(b)		315,000	313,875
Windstream Services LLC, 7.50%, 10/15/2033(b)(c)		550,000	549,904
WULF Compute LLC, 7.75%, 10/15/2030(b)		540,000	561,360
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)		78,000	37,245
8.88%, 11/30/2029(b)		87,000	38,280
			289,981,975
Uzbekistan–0.23%
Navoi Mining & Metallurgical Combinat,
6.70%, 10/17/2028(b)		1,380,000	1,437,903
6.75%, 05/14/2030(b)		2,388,000	2,520,721
			3,958,624
Total U.S. Dollar Denominated Bonds & Notes (Cost $510,988,895)			512,556,236

Non-U.S. Dollar Denominated Bonds & Notes–22.14%(j)
Argentina–0.43%
Argentina Treasury Bond, 29.50%, 04/27/2027(k)	ARS	10,335,000,000	7,346,484
Australia–1.09%
Queensland Treasury Corp., 5.25%, 08/13/2038(b)	AUD	11,300,000	7,398,839
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,605,000	11,071,840
			18,470,679
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value
Austria–0.25%
Raiffeisen Bank International AG, 6.09%(b)(d)(e)	EUR	3,600,000	$4,164,873
Brazil–7.62%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	26,010,000	19,157,411
Series F, 10.00%, 01/01/2027	BRL	495,000,000	88,692,563
Series F, 10.00%, 01/01/2029	BRL	123,000,000	21,165,054
			129,015,028
Canada–0.68%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	11,446,753
Czech Republic–0.27%
CPI Property Group S.A., 4.88%(b)(d)(e)	EUR	4,100,000	4,600,490
France–1.30%
BPCE S.A., 5.13%, 01/25/2035(b)(d)	EUR	8,700,000	10,665,571
Electricite de France S.A.,
7.50%(b)(d)(e)	EUR	5,000,000	6,333,516
7.38%(b)(d)(e)	GBP	3,700,000	4,972,421
			21,971,508
Germany–0.10%
Volkswagen International Finance N.V., 4.63%(b)(d)(e)	EUR	1,440,000	1,667,483
Greece–0.13%
Eurobank S.A., 5.88%, 11/28/2029(b)(d)	EUR	1,825,000	2,289,843
India–0.44%
India Government Bond, 7.09%, 08/05/2054	INR	675,000,000	7,475,195
Ivory Coast–0.16%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	2,300,000	2,677,632
Luxembourg–0.02%
ION Platform Finance S.a.r.l.,
6.50%, 09/30/2030(b)	EUR	150,000	170,121
6.88%, 09/30/2032(b)	EUR	125,000	141,592
			311,713
Mexico–5.14%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	1,241,000,000	67,673,409
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	360,004,344	19,314,707
			86,988,116
Netherlands–0.04%
Sunrise FinCo I B.V., 4.63%, 05/15/2032(Acquired 05/21/2025-05/28/2025; Cost $595,962)(b)(l)	EUR	525,000	615,239
	Principal Amount		Value
South Africa–2.46%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	427,800,000	$24,604,116
Series 2040, 9.00%, 01/31/2040	ZAR	315,000,000	17,092,210
			41,696,326
Spain–1.08%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(d)(e)	EUR	7,800,000	9,049,524
Telefonica Europe, B.V.,
7.13%(b)(d)(e)	EUR	3,600,000	4,549,341
6.75%(b)(d)(e)	EUR	3,600,000	4,668,525
			18,267,390
Supranational–0.08%
African Development Bank, 0.00%, 01/17/2050(i)	ZAR	222,000,000	1,245,592
International Finance Corp., 0.00%, 02/15/2029(b)(i)	TRY	10,300,000	95,743
			1,341,335
United Kingdom–0.28%
M&G PLC, 5.63%, 10/20/2051(b)(d)	GBP	3,600,000	4,739,031
United States–0.57%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	7,200,000	9,573,782
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $372,043,298)			374,658,900

Asset-Backed Securities–14.05%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)		$2,216,838	2,223,965
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)		697,047	702,278
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)		1,131,676	1,139,959
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)		2,655,950	2,679,744
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(m)		8,657	8,408
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(n)		8,279,197	73,978
BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(b)		2,313,616	2,346,448
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)		3,254,814	3,297,454
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.89%, 11/13/2050(n)		4,076,503	49,148
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(n)	$11,553,220	$176,295
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(m)	62,920	61,108
Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(o)	1,762,064	1,786,925
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(o)	293,824	287,521
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	774,099	780,019
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	216,401	215,708
Series 2005-J4, Class A7, 5.50%, 11/25/2035	392,813	325,672
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 3.01% (1 mo. Term SOFR + 0.26%), 11/15/2036(m)	16,573	14,972
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(o)	840,000	832,067
Series 2016-K54, Class C, 4.10%, 04/25/2048(b)(o)	4,190,000	4,168,650
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	724,500	733,803
GCAT Trust,
Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(o)	362,087	370,644
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	2,205,197	2,224,792
Principal Amount		Value

GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.73% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(m)	$1,290,752	$1,295,289
Series 2025-HE1, Class M1, 6.23% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(m)	710,000	712,218
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	5,380,673	5,384,879
Series 2025-NQM4, Class A2, 5.31%, 10/25/2065(b)	2,092,689	2,091,512
Series 2025-NQM4, Class A3, 5.46%, 10/25/2065(b)	2,092,689	2,091,510
Series 2025-NQM3, Class A2, 5.34%, 11/25/2065(b)	1,345,168	1,346,206
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.01%, 07/25/2035(o)	19,496	18,760
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 05/25/2044(b)	1,248,417	1,253,516
J.P. Morgan Mortgage Trust,
Series 2025-NQM4, Class A2, 5.16%, 03/25/2066(b)	2,160,000	2,160,802
Series 2025-NQM4, Class A3, 5.26%, 03/25/2066(b)	2,160,000	2,163,534
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(o)	21,234	21,161
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(o)	1,655,000	1,597,605
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.31% (1 mo. Term SOFR + 0.31%), 08/25/2036(m)	2,796,788	961,457
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(n)	3,902,148	56,666
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(o)	4,770,144	4,257,759
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	$1,753,819	$1,766,254
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	2,420,173	2,444,300
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	1,763,649	1,781,698
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	2,928,254	2,965,057
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	640,469	639,777
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	1,231,672	1,231,250
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	468,075	470,165
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	998,805	1,004,819
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	497,560	500,232
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(o)	690,000	690,393
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	2,183,083	2,198,124
Series 2025-HE2, Class A1, 5.63% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(m)	4,441,331	4,461,567
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(o)	881,475	895,741
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(o)	545,059	554,786
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(o)	932,146	938,394
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(o)	4,673,358	4,690,550
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)	744,834	753,992
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)	1,955,188	1,980,799
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	1,095,445	1,106,015
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	18,011	14,559
	Principal Amount		Value

SBNA Auto Receivables Trust,
Series 2025-SF1, Class B, 5.12%, 03/17/2031(b)		$333,855	$334,162
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)		700,000	701,920
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)		700,000	703,360
Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(o)		4,198,445	4,223,492
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		2,157,458	2,127,502
Switch ABS Issuer LLC, Series 2025-2A, Class A22, 5.37%, 10/25/2055(b)		2,880,000	2,888,549
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(n)		5,591,066	84,805
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 5.70%, 10/25/2033(o)		19,039	18,403
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.83%, 12/15/2050(n)		5,582,404	83,928
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21%, 04/15/2030(b)		3,500,000	3,540,503
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		206,804	203,292
Alba PLC,
Series 2007-1, Class F, 7.36% (SONIA + 3.37%), 03/17/2039(b)(j)(m)	GBP	1,408,189	1,714,455
Series 2006-2, Class F, 7.36% (SONIA + 3.37%), 12/15/2038(b)(j)(m)	GBP	864,792	1,042,251
Auburn 15 PLC,
Series E, 5.98% (SONIA + 2.00%), 07/20/2045(b)(j)(m)	GBP	1,401,000	1,806,409
Series F, 6.48% (SONIA + 2.50%), 07/20/2045(b)(j)(m)	GBP	1,666,000	2,149,835
Eurosail PLC,
Series 2006-2X, Class E1C, 7.36% (SONIA + 3.37%), 12/15/2044(b)(j)(m)	GBP	5,550,000	6,578,291
Series 2006-4X, Class E1C, 7.11% (SONIA + 3.12%), 12/10/2044(b)(j)(m)	GBP	4,135,722	4,795,191
Series 2006-2X, Class D1A, 2.81% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(j)(m)	EUR	6,300,000	6,768,532
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 5.00% (SONIA + 1.01%), 03/13/2045(b)(j)(m)	GBP	1,750,000	$2,007,547
Series 2007-1X, Class D1A, 2.85% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(j)(m)	EUR	2,800,000	2,761,287
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 2.81% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(j)(m)	EUR	8,400,000	8,560,387
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 0.00% (SONIA + 2.50%), 12/20/2066(b)(i)(j)(m)	GBP	2,000,000	2,630,599
Series 2025-1, Class F, 0.00% (SONIA + 3.50%), 12/20/2066(b)(i)(j)(m)	GBP	1,000,000	1,315,322
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.77% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(j)(m)	EUR	4,570,000	5,267,979
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.99% (SONIA + 4.00%), 07/20/2055(b)(j)(m)	GBP	3,070,000	4,037,958
Series 1A, Class FR, 8.99% (SONIA + 5.00%), 07/20/2055(b)(j)(m)	GBP	1,897,000	2,495,111
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.35% (SONIA + 0.36%), 01/01/2061(b)(j)(m)	GBP	2,002,435	2,493,610
Series 2006-1X, Class A2A, 4.30% (SONIA + 0.31%), 12/01/2060(b)(j)(m)	GBP	4,837,481	6,283,738
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31% (SONIA + 3.32%), 03/13/2046(b)(j)(m)	GBP	14,462,095	17,577,888
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(i)(j)(m)	GBP	3,490,000	4,628,675
Series 2024-3X, Class E, 7.73% (SONIA + 3.75%), 11/15/2032(b)(j)(m)	GBP	2,475,000	3,292,771
Newgate Funding PLC,
Series 2006-2, Class CB, 2.45% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(j)(m)	EUR	1,009,107	1,072,862
Series 2007-3X, Class CB, 3.51% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(j)(m)	EUR	683,201	753,066
	Principal Amount		Value

Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.49% (SONIA + 4.50%), 07/20/2053(b)(j)(m)	GBP	1,380,000	$1,815,714
Series 2024-GR6A, Class F, 8.49% (SONIA + 4.50%), 07/20/2053(b)(j)(m)	GBP	2,126,000	2,797,252
Series 2024-GR6X, Class E, 7.49% (SONIA + 3.50%), 07/20/2053(b)(j)(m)	GBP	1,980,000	2,614,937
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 7.23% (SONIA + 3.25%), 04/20/2051(b)(j)(m)	GBP	1,555,000	2,046,180
Prosil Acquisition S.A., Series 2019-1, Class A, 4.07% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(j)(m)	EUR	2,670,484	2,485,168
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.72% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(j)(m)	EUR	7,047,113	8,065,979
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.14% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(j)(m)	EUR	144,102	158,606
Hera Financing DAC,
Series 2024-1A, Class B, 6.94% (SONIA + 2.95%), 11/17/2034(b)(j)(m)	GBP	3,216,594	4,234,162
Series 2024-1A, Class C, 7.74% (SONIA + 3.75%), 11/17/2034(b)(j)(m)	GBP	1,838,054	2,414,537
Series 2024-1A, Class A, 5.89% (SONIA + 1.90%), 11/17/2034(b)(j)(m)	GBP	2,297,567	3,025,204
Last Mile Logistics Pan Euro Finance DAC, Series E, 4.73% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(j)(m)	EUR	5,386,463	6,202,139
IM Pastor 4, FTA, Series B, 2.22% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(j)(m)	EUR	2,300,000	1,860,173
Santander Consumo 8 Fondo de Titulizacion, Series 8E, 6.51% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(j)(m)	EUR	4,500,000	5,198,092
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(g)		$7,698,968	7,314,020
0.00%, 12/31/2043(g)(i)(j)	ARS	83,227,881	54,670
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(i)(j)(o)	ARS	311,500,000	1,521,901
Total Asset-Backed Securities (Cost $241,458,867)			237,753,318
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
U.S. Treasury Securities–10.33%
U.S. Treasury Bills–5.64%
3.63 - 4.14%, 05/14/2026(p)(q)(r)	$95,206,825	$95,380,499
U.S. Treasury Bonds–4.69%
5.50%, 08/15/2028	79,594,643	79,402,572
Total U.S. Treasury Securities (Cost $174,801,468)		174,783,071

U.S. Government Sponsored Agency Mortgage-Backed Securities–7.89%
Fannie Mae Grantor Trust,
IO, 0.63%, 11/25/2040(n)	1,375,254	876
0.38%, 12/25/2041(n)	8,350,998	53,845
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(s)	478,714	50,427
7.50%, 11/25/2029(s)	18,454	1,781
6.00%, 12/25/2032 - 08/25/2035(s)	633,294	75,203
5.50%, 11/25/2033 - 06/25/2035(s)	546,794	70,970
Fannie Mae REMICs,
IO, 3.30% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(m)(s)	5,243	50
3.60% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(m)(s)	65,666	6,247
3.60% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(m)(s)	1,300	132
3.65% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(m)(s)	15,939	1,423
3.70% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(m)(s)	30,358	3,046
3.80% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 - 04/25/2032(m)(s)	44,911	4,442
2.70% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(s)	19,513	1,551
3.50% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(s)	14,387	1,546
3.70% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(m)(s)	59,079	6,092
3.80% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(m)(s)	46,504	3,964
3.90% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(m)(s)	194,752	19,065
3.95% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(m)(s)	106,143	15,640
	Principal Amount	Value

7.00%, 03/25/2033 - 04/25/2033(s)	$269,058	$36,182
3.25% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(m)(s)	87,219	10,010
1.75% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(m)(s)	82,589	6,243
2.45% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(m)(s)	67,512	2,648
2.30% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(m)(s)	154,871	7,401
2.40% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(m)(s)	293,406	25,965
2.93% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(m)(s)	304,034	16,014
2.24% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(m)(s)	586,637	47,550
4.00%, 04/25/2041(s)	440,966	34,019
2.25% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(m)(s)	80,215	6,961
1.85% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(m)(s)	275,856	30,928
1.32% (30 Day Average SOFR + 5.50%), 09/25/2054(m)(s)	58,631,389	2,017,782
1.62% (30 Day Average SOFR + 5.80%), 01/25/2055(m)(s)	40,557,336	2,244,358
7.00%, 07/25/2026	8	8
6.50%, 10/25/2028 - 04/25/2029	24,938	25,266
6.00%, 05/25/2031 - 01/25/2032	48,424	49,735
5.30% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(m)	51,656	52,197
4.80% (30 Day Average SOFR + 0.61%), 10/18/2032(m)	20,080	20,076
4.80% (30 Day Average SOFR + 0.61%), 12/25/2032(m)	35,837	35,815
4.70% (30 Day Average SOFR + 0.51%), 11/25/2033(m)	17,933	17,887
8.81% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(m)	90,728	108,210
8.44% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(m)	87,821	97,922
5.24% (30 Day Average SOFR + 1.05%), 06/25/2037(m)	48,674	49,206
4.00%, 03/25/2041	62,038	59,627
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	$11,932	$12,339
5.00%, 09/01/2052 - 03/01/2053(q)	28,577,272	28,627,309
4.50%, 10/01/2052	19,990,538	19,710,037
Federal National Mortgage Association,
7.50%, 03/01/2033	5,738	5,917
7.00%, 12/01/2033	9,079	9,489
5.50%, 02/01/2035 - 03/01/2053(q)	28,177,175	28,649,831
4.50%, 07/01/2052	16,206,331	15,946,011
5.00%, 10/01/2054	5,674,064	5,696,014
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.67%, 02/25/2026(n)	1,683,115	1,317
Series K735, Class X1, IO, 0.96%, 05/25/2026(n)	5,176,350	18,317
Series K093, Class X1, IO, 0.94%, 05/25/2029(n)	41,944,971	1,165,349
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(s)	58,229	4,880
6.50%, 02/01/2028 - 06/01/2031(s)	16,300	1,593
7.50%, 12/15/2029(s)	21,820	2,119
6.00%, 12/15/2032(s)	42,411	4,569
Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	32,006	33,233
4.80% (30 Day Average SOFR + 0.56%), 02/15/2029(m)	2,463	2,462
5.00% (30 Day Average SOFR + 0.76%), 07/15/2029(m)	3,311	3,317
5.35% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(m)	104,007	105,075
3.50%, 05/15/2032	31,455	30,949
4.85% (30 Day Average SOFR + 0.61%), 01/15/2033(m)	3,246	3,243
8.81% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(m)	63,694	75,728
4.00%, 06/15/2038	38,309	36,885
IO, 7.00%, 03/15/2028 - 04/15/2028(s)	9,824	546
4.39% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(m)(s)	4	0
3.75% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(m)(s)	19,439	1,154
4.60% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(m)(s)	4,075	153
2.70% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(m)(s)	126,610	8,733
	Principal Amount	Value

2.35% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(m)(s)	$223,994	$14,508
2.40% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(m)(s)	12,863	803
2.37% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(m)(s)	350,704	27,933
1.80% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(m)(s)	145,248	7,576
2.65% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(m)(s)	67,399	7,231
1.65% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(m)(s)	38,326	3,463
1.72% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(m)(s)	131,924	10,928
1.90% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(m)(s)	56,714	5,344
1.82% (30 Day Average SOFR + 6.00%), 04/25/2054(m)(s)	27,600,344	1,559,193
1.62% (30 Day Average SOFR + 5.80%), 02/25/2055 - 08/25/2055(m)(s)	90,547,172	4,979,583
0.93% (30 Day Average SOFR + 5.12%), 03/25/2055(m)(s)	63,643,525	1,983,049
0.97% (30 Day Average SOFR + 5.15%), 03/25/2055(m)(s)	58,269,164	2,428,216
1.77% (30 Day Average SOFR + 5.95%), 04/25/2055(m)(s)	78,618,871	4,079,903
0.85% (30 Day Average SOFR + 5.03%), 05/25/2055(m)(s)	97,468,356	2,956,118
0.92% (30 Day Average SOFR + 5.10%), 08/25/2055(m)(s)	44,759,779	1,662,897
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

Government National Mortgage Association,
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(m)	$179	$179
7.00%, 01/15/2028 - 01/20/2030	40,821	41,458
8.00%, 01/15/2028 - 09/15/2028	24,519	24,991
IO, 2.40% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(m)(s)	228,914	12,646
2.50% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(m)(s)	337,423	22,866
0.72% (30 Day Average SOFR + 4.90%), 10/20/2054(m)(s)	28,942,067	738,810
0.06% (30 Day Average SOFR + 4.24%), 04/20/2055(m)(s)	70,728,659	729,594
0.17% (30 Day Average SOFR + 4.35%), 04/20/2055(m)(s)	122,084,400	1,502,590
0.27% (30 Day Average SOFR + 4.45%), 07/20/2055(m)(s)	71,291,267	971,351
1.72% (30 Day Average SOFR + 5.90%), 07/20/2055(m)(s)	35,636,225	1,454,785
0.22% (30 Day Average SOFR + 4.40%), 08/20/2055(m)(s)	214,424,833	2,834,117
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $139,767,355)		133,535,011
Principal Amount		Value
Agency Credit Risk Transfer Notes–5.19%
United States–5.19%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.28% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(m)	$6,795,000	$6,988,870
Series 2022-R08, Class 1M2, 7.78% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(m)	3,150,000	3,281,237
Series 2023-R02, Class 1M1, 6.48% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(m)	811,050	828,180
Series 2023-R03, Class 2M1, 6.68% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(m)	5,901,770	5,975,831
Series 2023-R04, Class 1M1, 6.48% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(m)	1,654,572	1,691,050
Series 2023-R06, Class 1M1, 5.88% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(m)	867,496	870,941
Series 2023-R06, Class 1M2, 6.88% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(m)	1,145,000	1,179,631
Series 2023-R06, Class 1B1, 8.08% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(m)	1,310,000	1,384,180
Series 2023-R08, Class 1M2, 6.68% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(m)	655,000	671,423
Series 2023-R08, Class 1M1, 5.68% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(m)	476,954	478,710
Series 2024-R02, Class 1M2, 5.98% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(m)	6,900,000	6,957,356
Series 2024-R03, Class 2M2, 6.13% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(m)	7,070,000	7,124,663
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.08% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(m)	$7,000,000	$7,272,874
Series 2022-HQA2, Class M1, STACR®, 8.18% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(m)	3,500,000	3,679,391
Series 2022-HQA3, Class M1, STACR®, 7.73% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(m)	3,500,000	3,662,139
Series 2022-HQA3, Class M2, STACR®, 9.53% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(m)	3,745,000	4,013,990
Series 2022-DNA6, Class M1, STACR®, 6.33% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(m)	320,664	322,508
Series 2023-DNA1, Class M1, STACR®, 6.29% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(m)	1,494,100	1,516,348
Series 2023-HQA1, Class M1, STACR®, 7.68% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(m)	6,498,100	6,836,455
Series 2023-HQA2, Class M1, STACR®, 6.18% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(m)	775,527	777,395
Series 2023-HQA2, Class M1, STACR®, 7.53% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(m)	2,100,000	2,180,813
Series 2023-HQA3, Class M2, STACR®, 7.53% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(m)	6,900,000	7,276,468
Series 2024-DNA1, Class M2, STACR®, 6.13% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(m)	3,450,000	3,489,956
Series 2024-HQA1, Class M2, STACR®, 6.18% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(m)	3,719,100	3,762,930
Series 2024-DNA2, Class M2, STACR®, 5.88% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(m)	862,500	868,479
Principal Amount		Value
United States–(continued)
Series 2024-HQA2, Class M2, STACR®, 5.98% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(m)	$3,450,000	$3,478,460
Series 2025-DNA2, Class A1, STACR®, 5.28% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(m)	1,226,875	1,231,383
Total Agency Credit Risk Transfer Notes (Cost $86,371,578)		87,801,661
Shares
Common Stocks & Other Equity Interests–2.00%
Argentina–1.99%
Banco BBVA Argentina S.A.	495,462	2,834,871
Banco Macro S.A., Class B	704,018	6,561,884
Grupo Financiero Galicia S.A., Class B	1,619,433	9,909,714
Pampa Energia S.A.(t)	900,000	3,223,496
YPF S.A., ADR(c)(t)	52,500	1,912,575
YPF S.A., Class D(t)	244,870	9,278,356
		33,720,896
United States–0.01%
ACNR Holdings, Inc.	1,116	97,650
Claire’s Holdings LLC, Class S	614	63
McDermott International Ltd.(t)	750	14,619
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(t)	76,715	2,302
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(t)	85,239	2,557
Sabine Oil & Gas Holdings, Inc.(g)(t)	2,510	176
Windstream Services LLC, Wts.	399	8,229
		125,596
Total Common Stocks & Other Equity Interests (Cost $27,482,827)		33,846,492
Principal Amount
Variable Rate Senior Loan Interests–0.32%(u)(v)
United States–0.32%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.13% (3 mo. Term SOFR + 3.25%), 05/07/2032	$363,175	364,991
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	60,528	60,264
Bausch and Lomb, Inc., Term Loan B, 8.21% (1 mo. Term SOFR + 4.25%), 01/30/2031	623,437	628,113
Claire’s Stores, Inc., Term Loan, 10.30% (1 mo. Term SOFR + 6.50%), 12/18/2026	185,855	13,319
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.08% (1 mo. Term SOFR + 4.00%), 08/23/2028	618,223	620,174
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.71% (1 mo. Term SOFR + 2.75%), 01/31/2030	$546,638	$548,917
EMRLD Borrower L.P., Incremental Term Loan B, 6.12% (3 mo. Term SOFR + 2.50%), 08/04/2031	898,212	896,205
Greystar Real Estate Partners LLC, Term Loan, 6.48% (3 mo. Term SOFR + 2.50%), 08/21/2030(g)	350,887	352,641
Prairie Acquiror L.P., Term Loan B, 7.71% (1 mo. Term SOFR + 3.75%), 08/01/2029	640,295	645,964
TransDigm, Inc., Term Loan L, 6.50% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,190,233	1,192,358
Total Variable Rate Senior Loan Interests (Cost $5,453,019)		5,322,946
Commercial Paper–0.06%
Argentina–0.06%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(g)	214,160	214,546
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(g)	251,436	253,417
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(g)	346,168	350,783
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(g)	153,358	155,888
Total Commercial Paper (Cost $965,122)		974,634
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd.(g) (Cost $97,198)	195	99
Shares		Value
Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(w)(x)	17,724,155	$17,724,155
Invesco Treasury Portfolio, Institutional Class, 3.96%(w)(x)	32,916,233	32,916,233
Total Money Market Funds (Cost $50,640,388)		50,640,388

Options Purchased–4.11%
(Cost $82,623,810)(y)		69,625,203
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.37% (Cost $1,692,693,825)		1,681,497,959
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.28%
Invesco Private Government Fund, 4.13%(w)(x)(z)	20,114,749	20,114,749
Invesco Private Prime Fund, 4.30%(w)(x)(z)	52,314,335	52,330,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,444,141)		72,444,778
TOTAL INVESTMENTS IN SECURITIES—103.65% (Cost $1,765,137,966)		1,753,942,737
OTHER ASSETS LESS LIABILITIES–(3.65)%		(61,736,367)
NET ASSETS–100.00%		$1,692,206,370
Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
Wts.	– Warrants
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $659,569,471, which represented 38.98% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Zero coupon bond issued at a discount.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2025.
(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
October 31, 2025.

(o)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on October 31, 2025.

(p)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O.
(q)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1R.
(r)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(s)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(t)	Non-income producing security.
(u)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(v)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(w)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$34,532,115	$(32,890,326)	$-	$(1,641,789)	$-	$864,140
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	35,464,227	323,457,543	(341,197,615)	-	-	17,724,155	1,203,231
Invesco Treasury Portfolio, Institutional Class	65,862,081	600,706,866	(633,652,714)	-	-	32,916,233	2,216,065
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,462,093	172,017,792	(172,365,136)	-	-	20,114,749	988,666*
Invesco Private Prime Fund	53,595,680	400,645,842	(401,911,783)	5,043	(4,753)	52,330,029	2,675,681*
Total	$175,384,081	$1,531,360,158	$(1,582,017,574)	$5,043	$(1,646,542)	$123,085,166	$7,947,783

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(x)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(y)	The table below details options purchased.
(z)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Put	12/19/2025	60	USD	6,100.00	USD	36,600,000	$148,501
S&P 500® Index	Put	01/16/2026	60	USD	6,100.00	USD	36,600,000	271,800
Total Index Options Purchased								$420,301

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.68	AUD	7,200,000	$231,402
AUD versus USD	Call	Merrill Lynch International	12/16/2025	USD	0.67	AUD	53,990,000	34,655
AUD versus USD	Call	Merrill Lynch International	03/12/2026	USD	0.68	AUD	36,000,000	170,984
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	10,407,000	81,405
AUD versus USD	Call	UBS AG	08/21/2026	USD	0.69	AUD	36,010,000	336,079
EUR versus USD	Call	Deutsche Bank AG	11/12/2025	USD	1.22	EUR	7,200,000	1,569
EUR versus USD	Call	Deutsche Bank AG	01/16/2026	USD	1.21	EUR	7,220,000	326,519
EUR versus USD	Call	Deutsche Bank AG	02/04/2026	USD	1.24	EUR	5,420,000	133,412
EUR versus USD	Call	Goldman Sachs International	02/09/2026	USD	1.19	EUR	5,420,000	2,785
EUR versus USD	Call	Goldman Sachs International	02/13/2026	USD	1.20	EUR	7,220,000	495,616
EUR versus USD	Call	Goldman Sachs International	02/25/2026	USD	1.20	EUR	9,030,000	532,162
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	02/02/2026	USD	1.19	EUR	16,850,000	7,594
EUR versus USD	Call	Merrill Lynch International	02/06/2026	USD	1.20	EUR	7,220,000	382,585
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	23,230,000	204,649
EUR versus USD	Call	Morgan Stanley and Co. International PLC	05/11/2026	USD	1.30	EUR	13,940,000	332,751
Subtotal — Foreign Currency Call Options Purchased								3,274,167
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	8,830,000	121,212
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	14,130,000	253,471
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	5,400,000	118,924
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	5,420,000	220,444
EUR versus INR	Put	Goldman Sachs International	03/16/2026	INR	100.00	EUR	3,600,000	569,089
EUR versus INR	Put	Merrill Lynch International	03/16/2026	INR	99.50	EUR	3,600,000	463,263
EUR versus INR	Put	Merrill Lynch International	07/27/2026	INR	98.50	EUR	3,610,000	404,963
EUR versus NOK	Put	Deutsche Bank AG	01/08/2026	NOK	11.40	EUR	3,600,000	351,815
EUR versus NOK	Put	Goldman Sachs International	12/10/2025	NOK	11.50	EUR	5,400,000	875,244
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	01/07/2026	NOK	11.50	EUR	3,610,000	520,986
USD versus BRL	Put	Barclays Bank PLC	01/14/2026	BRL	5.25	USD	1,800,000	246,002
USD versus BRL	Put	Goldman Sachs International	12/11/2025	BRL	5.33	USD	4,500,000	932,616
USD versus BRL	Put	Goldman Sachs International	12/15/2025	BRL	5.28	USD	9,000,000	1,317,753
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	12/18/2025	BRL	5.10	USD	5,400,000	81,184
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.40	USD	36,000,000	693,396
USD versus BRL	Put	Merrill Lynch International	03/24/2026	BRL	5.40	USD	36,000,000	602,604
USD versus BRL	Put	Morgan Stanley and Co. International PLC	01/30/2026	BRL	5.10	USD	2,707,500	143,454
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	8,710,000	14,084
USD versus CAD	Put	Morgan Stanley and Co. International PLC	11/05/2025	CAD	1.28	USD	8,710,000	9
USD versus CLP	Put	Morgan Stanley and Co. International PLC	12/18/2025	CLP	945.00	USD	18,010,000	405,477
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	7,000,000	51,163
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus JPY	Put	Deutsche Bank AG	12/17/2025	JPY	144.00	USD	7,220,000	$99,535
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	34,860,000	39,113
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	07/03/2026	JPY	120.00	USD	8,830,000	75,126
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	3,500,000	25,043
USD versus KRW	Put	Goldman Sachs International	01/27/2026	KRW	1,360.00	USD	5,420,000	590,916
USD versus KRW	Put	Merrill Lynch International	11/28/2025	KRW	1,200.00	USD	28,020,000	112
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	163,430,000	184,513
USD versus MXN	Put	Goldman Sachs International	11/28/2025	MXN	18.30	USD	4,180,000	592,632
USD versus MXN	Put	Goldman Sachs International	02/18/2026	MXN	18.10	USD	7,220,000	528,179
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/28/2026	MXN	18.25	USD	3,610,000	290,627
USD versus MXN	Put	Merrill Lynch International	12/31/2025	MXN	17.95	USD	5,420,000	253,607
USD versus MXN	Put	Merrill Lynch International	07/27/2026	MXN	17.90	USD	7,060,000	1,236,517
USD versus ZAR	Put	Goldman Sachs International	01/15/2026	ZAR	16.80	USD	3,610,000	362,509
USD versus ZAR	Put	Goldman Sachs International	03/26/2026	ZAR	17.25	USD	36,110,000	646,080
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	01/16/2026	ZAR	17.15	USD	3,600,000	749,797
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	01/28/2026	ZAR	17.10	USD	3,610,000	644,717
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/13/2026	ZAR	16.80	USD	3,610,000	397,800
USD versus ZAR	Put	UBS AG	12/16/2025	ZAR	17.10	USD	71,990,000	229,864
Subtotal — Foreign Currency Put Options Purchased								15,333,840
Total Foreign Currency Options Purchased								$18,608,007

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $21,752,588.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Goldman Sachs International	2.79%	Receive	6 Month EURIBOR	Semi-Annually	02/16/2026	EUR	55,220,000	$1,027,967
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.70	Receive	6 Month EURIBOR	Semi-Annually	08/07/2026	EUR	26,400,000	483,153
10 Year Interest Rate Swap	Call	Merrill Lynch International	2.69	Receive	6 Month EURIBOR	Semi-Annually	08/18/2026	EUR	54,250,000	971,066
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.78	Receive	6 Month EURIBOR	Semi-Annually	09/14/2026	EUR	51,200,000	1,188,124
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	48,000,000	2,359,703
2 Year Interest Rate Swap	Call	Barclays Bank PLC	3.25	Receive	SOFR	Annually	05/21/2026	USD	960,280,000	4,455,258
2 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.28	Receive	SOFR	Annually	01/29/2026	USD	244,800,000	650,764
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	281,570,000	3,301,891
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	96,260,000	2,488,236
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.36	Receive	6 Month EURIBOR	Semi-Annually	02/06/2026	EUR	131,820,000	680,138
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	137,760,000	1,093,984
Subtotal — Interest Rate Call Swaptions Purchased										18,700,284
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.71%	Pay	SOFR	Annually	07/07/2026	USD	27,680,000	$580,188
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	48,000,000	2,846,668
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	103,500,000	21,537,409
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	96,260,000	5,608,475
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.92	Pay	6 Month EURIBOR	Semi-Annually	02/09/2026	EUR	47,070,000	1,323,871
Subtotal — Interest Rate Put Swaptions Purchased										31,896,611
Total Interest Rate Swaptions Purchased										$50,596,895

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $21,752,588.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	106.00%	Markit CDX North America Investment Grade Index, Series 45, Version 1	(5.00)%	Quarterly	11/19/2025	3.273%	USD	72,000,000	$(145,030)
BNP Paribas S.A.	Put	102.00	Markit CDX North America High Yield Index, Series 45, Version 1	(5.00)	Quarterly	01/21/2026	3.273	USD	72,000,000	(238,467)
Goldman Sachs International	Put	105.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	01/21/2026	3.064	USD	93,600,000	(514,714)
Goldman Sachs International	Put	70.00	Markit CDX North America Investment Grade Index, Series 45, Version 1	(1.00)	Quarterly	01/21/2026	0.524	USD	144,000,000	(126,363)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 43, Version 2	(5.00)	Quarterly	12/17/2025	2.449	EUR	72,000,000	(106,484)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	12/17/2025	3.064	USD	86,400,000	(251,879)
J.P. Morgan Chase Bank, N.A.	Put	325.00	Markit iTraxx Europe Crossover Index, Series 43, Version 2	(5.00)	Quarterly	01/21/2026	2.449	EUR	72,000,000	(289,974)
Total Credit Default Swaptions Written										$(1,672,911)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $21,752,588.
(b)
Implied credit spreads represent the current level, as of October 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	03/12/2026	USD	0.71	AUD	36,000,000	$(32,671)
USD versus BRL	Call	Deutsche Bank AG	12/16/2025	BRL	5.65	USD	36,000,000	(189,900)
USD versus BRL	Call	Goldman Sachs International	06/18/2026	BRL	6.00	USD	50,540,000	(1,180,766)
USD versus BRL	Call	Goldman Sachs International	07/06/2027	BRL	6.75	USD	54,150,000	(2,564,490)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	6.00	USD	18,000,000	(439,110)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	23,546,000	(143,183)
USD versus BRL	Call	Merrill Lynch International	03/24/2026	BRL	5.90	USD	36,000,000	(495,792)
USD versus BRL	Call	Merrill Lynch International	07/03/2026	BRL	6.40	USD	52,950,000	(717,155)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	12/18/2025	CLP	1,025.00	USD	18,010,000	(46,700)
USD versus IDR	Call	Goldman Sachs International	08/13/2026	IDR	17,000.00	USD	36,010,000	(757,506)
USD versus KRW	Call	Merrill Lynch International	05/15/2026	KRW	1,455.00	USD	46,700,000	(639,603)
USD versus MXN	Call	Merrill Lynch International	07/27/2026	MXN	22.00	USD	26,480,000	(184,936)
USD versus TRY	Call	Goldman Sachs International	07/27/2026	TRY	54.45	USD	17,250,000	(882,889)
USD versus TRY	Call	Goldman Sachs International	08/27/2026	TRY	54.65	USD	44,960,000	(2,745,258)
USD versus ZAR	Call	Goldman Sachs International	03/26/2026	ZAR	18.75	USD	36,110,000	(301,880)
USD versus ZAR	Call	Goldman Sachs International	08/14/2026	ZAR	19.50	USD	18,000,000	(261,702)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	20.00	USD	8,760,000	(58,543)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	21.50	USD	17,510,000	(52,565)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2026	ZAR	20.50	USD	26,270,000	(150,133)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	09/14/2026	ZAR	20.50	USD	36,000,000	(372,708)
Subtotal — Foreign Currency Call Options Written								(12,217,490)
Currency Risk
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	02/25/2026	USD	0.62	AUD	45,010,000	(128,873)
AUD versus USD	Put	Merrill Lynch International	12/16/2025	USD	0.65	AUD	53,990,000	(198,883)
AUD versus USD	Put	Merrill Lynch International	03/12/2026	USD	0.64	AUD	36,000,000	(272,034)
AUD versus USD	Put	UBS AG	08/21/2026	USD	0.61	AUD	36,010,000	(226,801)
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.35	USD	49,030,000	(786,932)
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	5.30	USD	52,950,000	(1,109,991)
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.05	USD	36,000,000	(171,864)
USD versus BRL	Put	Merrill Lynch International	03/24/2026	BRL	5.05	USD	36,000,000	(80,748)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	12/18/2025	CLP	890.00	USD	18,010,000	(62,297)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	17,325,000	(417,810)
USD versus ZAR	Put	Goldman Sachs International	03/26/2026	ZAR	16.50	USD	36,110,000	(178,492)
Subtotal — Foreign Currency Put Options Written								(3,634,725)
Total Foreign Currency Options Written								$(15,852,215)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $21,752,588.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	2.73%	SOFR	Receive	Annually	05/21/2026	USD	960,280,000	$(1,483,085)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	3.25	SOFR	Receive	Annually	05/21/2026	USD	307,290,000	(2,428,826)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.75	SOFR	Receive	Annually	12/26/2025	USD	42,840,000	(267,934)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.10	SOFR	Receive	Annually	03/03/2026	USD	143,980,000	(511,670)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.80	6 Month EURIBOR	Receive	Semi-Annually	09/11/2026	EUR	30,240,000	(1,248,244)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.70	SOFR	Receive	Annually	01/15/2026	USD	40,920,000	(291,298)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.44%	SOFR	Receive	Annually	01/29/2026	USD	51,780,000	$(253,195)
2 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.93	SOFR	Receive	Annually	01/29/2026	USD	244,800,000	(210,641)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	284,625,000	(2,834,447)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.40	SOFR	Receive	Annually	03/09/2026	USD	121,950,000	(745,360)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	6 Month EURIBOR	Receive	Semi-Annually	09/12/2030	EUR	25,600,000	(2,988,438)
30 Year Interest Rate Swap	Call	Goldman Sachs International	2.96	6 Month EURIBOR	Receive	Semi-Annually	02/16/2026	EUR	24,000,000	(894,786)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	41,365,000	(882,007)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.77	SOFR	Receive	Annually	01/09/2026	USD	70,600,000	(654,386)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.65	6 Month EURIBOR	Receive	Semi-Annually	07/30/2026	EUR	69,300,000	(1,771,831)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.60	6 Month EURIBOR	Receive	Semi-Annually	08/07/2026	EUR	16,010,000	(367,723)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.85	SOFR	Receive	Annually	02/23/2026	USD	57,620,000	(1,136,473)
30 Year Interest Rate Swap	Call	Merrill Lynch International	2.79	6 Month EURIBOR	Receive	Semi-Annually	08/18/2026	EUR	23,530,000	(892,401)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.50	CORRA	Receive	Semi-Annually	12/02/2025	CAD	71,940,000	(190,820)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Receive	Semi-Annually	06/24/2026	EUR	23,350,000	(789,449)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.58	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	21,010,000	(584,944)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	SOFR	Receive	Annually	01/20/2026	USD	144,040,000	(1,107,557)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.78	6 Month EURIBOR	Receive	Semi-Annually	02/06/2026	EUR	31,540,000	(542,683)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.75	SOFR	Receive	Annually	06/22/2026	USD	28,800,000	(728,975)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.74	6 Month EURIBOR	Receive	Semi-Annually	09/14/2026	EUR	18,240,000	(1,080,562)
Subtotal—Interest Rate Call Swaptions Written										(24,887,735)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	SONIA	Pay	Annually	05/10/2027	GBP	46,480,000	(1,007,760)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.73	6 Month EURIBOR	Pay	Semi-Annually	05/24/2027	EUR	75,300,000	(808,752)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.65	SOFR	Pay	Annually	03/03/2026	USD	143,980,000	(490,809)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.32	6 Month EURIBOR	Pay	Semi-Annually	02/09/2026	EUR	94,130,000	(440,736)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.60	SOFR	Pay	At Maturity	06/21/2027	USD	933,960,000	(2,205,509)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.00	CORRA	Pay	Semi-Annually	12/02/2025	CAD	71,940,000	(1,277)
10 Year Interest Rate Swap	Put	Merrill Lynch International	4.34	6 Month BBSW	Pay	Semi-Annually	12/11/2025	AUD	95,980,000	(505,951)
10 Year Interest Rate Swap	Put	Merrill Lynch International	4.38	6 Month BBSW	Pay	Semi-Annually	01/29/2026	AUD	96,310,000	(665,429)
10 Year Interest Rate Swap	Put	Merrill Lynch International	4.37	6 Month BBSW	Pay	Semi-Annually	01/28/2026	AUD	144,470,000	(1,034,727)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	46,610,000	(1,012,950)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.19	6 Month EURIBOR	Pay	Semi-Annually	01/29/2026	EUR	470,770,000	(511,627)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.86%	6 Month EURIBOR	Pay	Semi-Annually	09/11/2026	EUR	98,390,000	$(1,547,187)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	SONIA	Pay	Annually	10/22/2027	GBP	19,250,000	(1,064,710)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.16	SOFR	Pay	Annually	07/07/2026	USD	27,680,000	(228,061)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.43	SOFR	Pay	Annually	07/07/2026	USD	288,800,000	(897,700)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.10	SOFR	Pay	At Maturity	09/21/2026	USD	839,890,000	(2,637,506)
Subtotal—Interest Rate Put Swaptions Written										(15,060,691)
Total Interest Rate Swaptions Written										$(39,948,426)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $21,752,588.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,005	December-2025	$834,009,963	$63,050	$63,050
U.S. Treasury 10 Year Notes	2,235	December-2025	251,821,641	310,565	310,565
U.S. Treasury Long Bonds	447	December-2025	52,438,687	1,396,097	1,396,097
Subtotal—Long Futures Contracts				1,769,712	1,769,712
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Ultra Bonds	33	December-2025	(4,002,281)	(133,607)	(133,607)
U.S. Treasury 5 Year Notes	119	December-2025	(12,996,102)	50,531	50,531
U.S. Treasury 10 Year Ultra Notes	17	December-2025	(1,963,234)	(23,403)	(23,403)
Subtotal—Short Futures Contracts				(106,479)	(106,479)
Total Futures Contracts				$1,663,233	$1,663,233

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/17/2025	Citibank, N.A.	EUR	275,000	USD	321,765	$4,013
11/04/2025	Deutsche Bank AG	USD	8,119,186	BRL	43,716,131	6,565
11/18/2025	Deutsche Bank AG	USD	53,205,768	EUR	48,510,000	2,753,391
12/17/2025	Deutsche Bank AG	CZK	11,455,819	USD	550,946	7,739
12/17/2025	Deutsche Bank AG	EUR	17,640,000	USD	20,810,790	428,437
12/17/2025	Deutsche Bank AG	INR	1,629,720,000	USD	18,415,748	100,589
12/17/2025	Deutsche Bank AG	JPY	208,021,530	USD	1,367,603	11,961
12/17/2025	Deutsche Bank AG	NOK	502,715,699	USD	50,355,000	727,503
12/17/2025	Deutsche Bank AG	PLN	159,271	USD	43,857	746
12/17/2025	Deutsche Bank AG	SGD	53,474,548	USD	41,775,000	556,970
12/17/2025	Deutsche Bank AG	THB	423,328,287	USD	13,424,929	287,844
11/04/2025	Goldman Sachs International	BRL	45,058,987	USD	8,395,000	19,646
11/04/2025	Goldman Sachs International	USD	103,237,223	BRL	560,877,618	1,016,092
11/06/2025	Goldman Sachs International	USD	8,825,000	BRL	49,684,750	404,851
12/17/2025	Goldman Sachs International	CNY	52,980,000	USD	7,488,698	10,004
12/17/2025	Goldman Sachs International	EUR	28,051,570	USD	33,190,000	777,472
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	Goldman Sachs International	INR	1,232,253,376	USD	13,860,000	$11,661
12/17/2025	Goldman Sachs International	JPY	2,492,178,052	USD	16,785,000	543,876
12/17/2025	Goldman Sachs International	USD	1,132,239	MXN	21,283,377	8,203
12/29/2025	Goldman Sachs International	EUR	8,485,000	USD	9,941,026	130,175
05/08/2026	Goldman Sachs International	JPY	1,549,292,500	USD	11,150,000	922,898
03/19/2027	Goldman Sachs International	INR	15,445,512,500	USD	173,750,000	5,427,901
12/17/2025	HSBC Bank USA	GBP	2,980,854	USD	4,013,663	97,502
11/04/2025	J.P. Morgan Chase Bank, N.A.	USD	186,192,208	BRL	1,002,467,892	141,844
12/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	33,726,000	USD	6,231,707	7,930
12/02/2025	J.P. Morgan Chase Bank, N.A.	USD	13,459,008	BRL	72,939,750	1,254
12/04/2025	J.P. Morgan Chase Bank, N.A.	ZAR	618,793,710	USD	36,100,000	482,386
12/17/2025	J.P. Morgan Chase Bank, N.A.	AUD	19,805,285	USD	13,092,155	127,455
12/17/2025	J.P. Morgan Chase Bank, N.A.	CAD	71,852,353	USD	51,527,702	181,951
12/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	318,084,462	USD	374,452,400	6,917,834
12/17/2025	J.P. Morgan Chase Bank, N.A.	GBP	85,451,603	USD	115,685,517	3,421,625
12/17/2025	J.P. Morgan Chase Bank, N.A.	JPY	6,529,973,907	USD	44,742,859	2,188,068
12/17/2025	J.P. Morgan Chase Bank, N.A.	NOK	1,811,941	USD	183,756	4,883
12/17/2025	J.P. Morgan Chase Bank, N.A.	NZD	4,281,000	USD	2,559,662	105,377
12/17/2025	J.P. Morgan Chase Bank, N.A.	SEK	244,000	USD	26,313	563
12/18/2025	J.P. Morgan Chase Bank, N.A.	USD	11,730,000	MXN	226,078,155	382,837
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,109,773,800	USD	7,940,000	578,966
11/04/2025	Merrill Lynch International	USD	16,159,745	BRL	87,008,918	13,066
12/02/2025	Merrill Lynch International	KRW	45,460,964,000	USD	33,620,000	1,771,818
12/17/2025	Merrill Lynch International	CAD	16,615,542	USD	12,043,473	169,993
12/17/2025	Merrill Lynch International	IDR	3,058,741,900	USD	185,272	1,486
12/17/2025	Merrill Lynch International	INR	948,220,830	USD	10,730,000	73,682
12/17/2025	Merrill Lynch International	USD	174,623	CLP	166,136,118	1,668
12/17/2025	Merrill Lynch International	USD	16,785,498	COP	66,329,575,500	320,792
12/17/2025	Merrill Lynch International	USD	14,444,444	ZAR	251,253,881	4,710
11/04/2025	Morgan Stanley and Co. International PLC	USD	4,276,913	BRL	23,028,181	3,458
11/12/2025	Morgan Stanley and Co. International PLC	USD	45,900,000	BRL	254,400,750	1,278,086
12/17/2025	Morgan Stanley and Co. International PLC	HUF	63,792,317	USD	189,844	754
12/17/2025	Morgan Stanley and Co. International PLC	JPY	8,047,948,729	USD	54,550,000	2,102,812
12/17/2025	Morgan Stanley and Co. International PLC	USD	41,775,000	CNY	296,314,252	52,925
12/17/2025	Morgan Stanley and Co. International PLC	USD	16,710,000	INR	1,490,732,520	43,186
12/17/2025	Morgan Stanley and Co. International PLC	USD	1,045,319	PEN	3,661,000	40,731
12/17/2025	Morgan Stanley and Co. International PLC	USD	13,885,294	ZAR	243,082,898	93,962
12/17/2025	Royal Bank of Canada	EUR	73,850,713	USD	87,092,234	1,760,528
12/17/2025	Standard Chartered Bank PLC	MXN	396,954,000	USD	21,418,298	148,033
11/04/2025	UBS AG	BRL	773,753,768	USD	144,564,724	742,984
11/04/2025	UBS AG	USD	143,705,546	BRL	773,753,768	116,194
12/17/2025	UBS AG	EUR	38,004,171	USD	44,806,603	894,220
Subtotal—Appreciation						38,434,100
Currency Risk
11/04/2025	Deutsche Bank AG	BRL	43,716,131	USD	7,940,000	(185,751)
11/14/2025	Deutsche Bank AG	USD	11,418,823	EUR	9,720,000	(208,756)
11/18/2025	Deutsche Bank AG	EUR	22,475,000	USD	23,801,025	(2,125,219)
12/17/2025	Deutsche Bank AG	AUD	30,380,496	USD	19,805,000	(82,319)
12/17/2025	Deutsche Bank AG	CNY	296,252,300	USD	41,775,000	(44,180)
12/17/2025	Deutsche Bank AG	USD	16,595,000	AUD	24,840,241	(334,377)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	Deutsche Bank AG	USD	555,956	CZK	11,560,000	$(7,809)
12/17/2025	Deutsche Bank AG	USD	133,225,000	EUR	112,570,080	(3,154,530)
12/17/2025	Deutsche Bank AG	USD	9,552,387	INR	845,348,007	(52,176)
12/17/2025	Deutsche Bank AG	USD	196,883	PLN	715,000	(3,348)
12/17/2025	Deutsche Bank AG	USD	41,775,000	SGD	53,557,639	(492,924)
12/19/2025	Deutsche Bank AG	USD	33,580,000	JPY	4,890,490,460	(1,702,792)
11/04/2025	Goldman Sachs International	BRL	515,818,630	USD	95,472,053	(405,906)
12/17/2025	Goldman Sachs International	MXN	1,418,879,026	USD	75,481,924	(546,868)
12/17/2025	Goldman Sachs International	USD	7,437,202	CNY	52,615,685	(9,936)
12/17/2025	Goldman Sachs International	USD	51,317,477	EUR	43,830,000	(673,570)
12/17/2025	Goldman Sachs International	USD	33,876,792	MXN	628,027,123	(224,773)
01/29/2026	Goldman Sachs International	KRW	34,773,900,000	USD	24,360,000	(65,740)
06/23/2026	Goldman Sachs International	BRL	42,703,450	USD	7,505,000	(21,969)
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(5,427,901)
11/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	1,002,467,892	USD	185,986,502	(347,552)
11/06/2025	J.P. Morgan Chase Bank, N.A.	BRL	49,684,750	USD	9,220,345	(9,506)
11/12/2025	J.P. Morgan Chase Bank, N.A.	BRL	78,442,248	USD	14,120,000	(426,950)
12/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	840,282,862	USD	155,050,903	(14,437)
12/03/2025	J.P. Morgan Chase Bank, N.A.	AUD	32,690,000	USD	21,111,202	(285,225)
12/17/2025	J.P. Morgan Chase Bank, N.A.	INR	2,873,304,500	USD	32,230,000	(60,840)
12/17/2025	J.P. Morgan Chase Bank, N.A.	TRY	29,641,000	USD	660,538	(20,004)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	24,291,875	AUD	36,747,771	(236,486)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	18,922,445	CAD	26,438,126	(29,738)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	305,815,965	EUR	260,243,452	(5,114,499)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	2,025,305	GBP	1,496,000	(59,902)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	33,190,000	IDR	544,276,835,800	(486,952)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	41,490,000	INR	3,674,022,480	(200,512)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	82,392,131	JPY	12,092,431,194	(3,587,699)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	41,490,000	KRW	57,182,762,700	(1,403,476)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	40,440,000	NOK	400,910,028	(862,638)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	2,394,394	NZD	4,004,593	(98,573)
12/17/2025	J.P. Morgan Chase Bank, N.A.	ZAR	291,889,799	USD	16,770,000	(16,052)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	97,282,500	USD	5,250,000	(266,165)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	21,285,900	USD	3,530,000	(203,683)
11/04/2025	Merrill Lynch International	BRL	87,008,918	USD	15,880,000	(292,812)
12/17/2025	Merrill Lynch International	COP	75,769,214,000	USD	19,174,313	(366,445)
12/17/2025	Merrill Lynch International	USD	10,729,980	EUR	9,000,000	(330,820)
12/17/2025	Merrill Lynch International	USD	32,445,604	KRW	44,764,388,031	(1,064,666)
12/17/2025	Merrill Lynch International	USD	1,022,299	ZAR	17,646,750	(7,467)
12/17/2025	Merrill Lynch International	ZAR	146,220,648	USD	8,392,500	(16,384)
02/09/2026	Merrill Lynch International	BRL	14,143,500	USD	2,245,000	(324,450)
04/09/2026	Merrill Lynch International	AUD	6,245,000	USD	3,788,841	(301,687)
05/12/2026	Merrill Lynch International	EUR	16,730,000	USD	19,314,785	(159,154)
11/04/2025	Morgan Stanley and Co. International PLC	BRL	23,028,181	USD	4,196,250	(84,121)
12/04/2025	Morgan Stanley and Co. International PLC	USD	36,100,000	ZAR	622,539,975	(266,752)
12/17/2025	Morgan Stanley and Co. International PLC	AUD	25,733,086	USD	16,770,000	(75,087)
12/17/2025	Morgan Stanley and Co. International PLC	IDR	555,268,700,000	USD	33,190,000	(173,498)
12/17/2025	Morgan Stanley and Co. International PLC	PEN	7,322,000	USD	2,100,010	(72,091)
12/17/2025	Morgan Stanley and Co. International PLC	USD	33,190,000	CAD	45,514,114	(665,577)
12/17/2025	Morgan Stanley and Co. International PLC	USD	2,034,329	EUR	1,724,440	(41,803)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	Morgan Stanley and Co. International PLC	USD	36,110,000	JPY	5,365,584,900	$(1,143,345)
12/17/2025	Morgan Stanley and Co. International PLC	USD	34,133,254	NOK	343,524,240	(220,949)
12/17/2025	Morgan Stanley and Co. International PLC	ZAR	648,608,000	USD	37,049,553	(250,715)
05/13/2026	Morgan Stanley and Co. International PLC	EUR	17,430,000	USD	20,079,360	(210,312)
12/17/2025	Royal Bank of Canada	USD	54,913,513	EUR	46,330,000	(1,380,950)
12/17/2025	Standard Chartered Bank PLC	USD	9,660,558	GBP	7,121,251	(304,861)
11/04/2025	UBS AG	BRL	23,255,000	USD	4,319,039	(3,492)
11/04/2025	UBS AG	USD	4,344,861	BRL	23,255,000	(22,330)
12/17/2025	UBS AG	NOK	243,333,643	USD	24,005,000	(16,608)
12/17/2025	UBS AG	USD	22,915,222	EUR	19,389,727	(511,126)
12/17/2025	UBS AG	USD	287,730	JPY	42,104,575	(13,342)
Subtotal—Depreciation						(37,822,577)
Total Forward Foreign Currency Contracts						$611,523

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Buy	(5.00)%	Quarterly	12/20/2030	3.273%	USD	118,800,000	$(8,894,815)	$(8,640,086)	$254,729
Markit iTraxx Europe Crossover Index, Series 44, Version 1	Buy	(5.00)	Quarterly	12/20/2030	2.649	EUR	93,600,000	(11,398,659)	(11,211,834)	186,825
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.303	EUR	5,170,000	50,144	125,960	75,816
Subtotal - Appreciation								(20,243,330)	(19,725,960)	517,370
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.510	USD	8,280,000	(1,803)	(47,064)	(45,261)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.224	EUR	5,170,000	(35,238)	(141,346)	(106,108)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.366	EUR	9,000,000	(312,135)	(321,112)	(8,977)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.721	USD	3,795,000	27,713	(40,147)	(67,860)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.427	USD	3,600,000	236,215	230,515	(5,700)
BNP Paribas S.A.	Sell	1.00	Quarterly	12/20/2030	0.472	EUR	9,000,000	293,635	266,498	(27,137)
Subtotal - Depreciation								208,387	(52,656)	(261,043)
Total Centrally Cleared Credit Default Swap Agreements								$(20,034,943)	$(19,778,616)	$256,327

(a)	Centrally cleared swap agreements collateralized by $4,945,740 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of October 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(4.45)%	Annually	09/26/2045	USD	12,000,000	$—	$1,341	$1,341
Receive	SOFR	Annually	(3.56)	Annually	12/12/2035	USD	20,230,000	—	187,187	187,187
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	185,425,939	—	204,133	204,133
Pay	6 Month EURIBOR	Semi-Annually	2.15	Annually	11/03/2027	EUR	1,178,320,000	—	227,443	227,443
Receive	6 Month EURIBOR	Semi-Annually	(2.87)	Annually	11/06/2055	EUR	37,920,000	—	274,509	274,509
Pay	BZDIOVRA	At Maturity	13.58	At Maturity	01/02/2029	BRL	125,632,552	—	319,281	319,281
Receive	SOFR	Annually	(3.87)	Annually	11/05/2055	USD	25,460,000	—	361,775	361,775
Receive	TONAR	Annually	(1.09)	Annually	05/12/2035	JPY	1,840,460,000	—	391,575	391,575
Receive	TONAR	Annually	(1.25)	Annually	05/19/2035	JPY	3,625,150,000	—	445,103	445,103
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	33,396,000	—	493,090	493,090
Receive	SOFR	Annually	(3.52)	Annually	12/10/2035	USD	39,830,000	—	514,905	514,905
Receive	SOFR	Annually	(3.85)	Annually	11/25/2055	USD	37,060,000	—	638,168	638,168
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	57,284,649	—	765,918	765,918
Receive	SOFR	Annually	(3.84)	Annually	11/04/2055	USD	50,570,000	—	1,025,967	1,025,967
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	85,348,879	—	1,166,204	1,166,204
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	85,720,511	—	1,475,790	1,475,790
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	173,365,364	—	1,826,468	1,826,468
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	2,372,398	2,372,398
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	12,190,000	87,770	3,144,428	3,056,658
Subtotal — Appreciation								87,770	15,835,683	15,747,913
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	(2,383,802)	(2,383,802)
Pay	SOFR	At Maturity	3.49	At Maturity	11/04/2026	USD	902,930,000	—	(1,213,655)	(1,213,655)
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	99,550,000	—	(590,024)	(590,024)
Pay	6 Month BBSW	Semi-Annually	4.15	Semi-Annually	08/11/2035	AUD	64,920,000	—	(587,232)	(587,232)
Receive	SOFR	Annually	(3.83)	Annually	08/04/2035	USD	42,370,000	—	(563,684)	(563,684)
Pay	TONAR	Annually	2.40	Annually	09/30/2055	JPY	4,404,910,000	—	(476,887)	(476,887)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	28,285,000	—	(468,871)	(468,871)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	28,285,000	—	(451,489)	(451,489)
Pay	6 Month BBSW	Semi-Annually	4.21	Semi-Annually	07/30/2035	AUD	65,240,000	—	(355,776)	(355,776)
Pay	6 Month BBSW	Semi-Annually	4.23	Semi-Annually	07/10/2035	AUD	43,300,000	—	(197,298)	(197,298)
Pay	6 Month EURIBOR	Semi-Annually	2.27	Annually	11/24/2030	EUR	59,570,000	(45,019)	(230,373)	(185,354)
Pay	SOFR	Annually	3.35	Annually	11/05/2027	USD	227,540,000	—	(185,049)	(185,049)
Pay	6 Month BBSW	Semi-Annually	4.24	Semi-Annually	07/10/2035	AUD	43,305,000	—	(157,660)	(157,660)
Pay	6 Month BBSW	Semi-Annually	4.19	Semi-Annually	08/29/2035	AUD	13,235,000	—	(89,576)	(89,576)
Pay	6 Month BBSW	Semi-Annually	4.15	Semi-Annually	08/11/2035	AUD	7,910,000	—	(68,826)	(68,826)
Receive	SOFR	Annually	(3.69)	Annually	09/04/2035	USD	8,535,000	—	(12,732)	(12,732)
Subtotal — Depreciation								(45,019)	(8,032,934)	(7,987,915)
Total Centrally Cleared Interest Rate Swap Agreements								$42,751	$7,802,749	$7,759,998

(a)	Centrally cleared swap agreements collateralized by $4,945,740 cash held with Counterparties.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00%	Quarterly	12/20/2029	1.633%	EUR	24,150,000	$2,425,507	$3,694,781	$1,269,274
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	0.484	EUR	44,676,910	7,521,276	8,884,941	1,363,665
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	1.633	EUR	13,800,000	1,419,212	2,111,303	692,091
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe CrossoverIndex, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	0.484	EUR	1,942,474	385,335	386,302	967
Subtotal—Appreciation									11,751,330	15,077,327	3,325,997
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.113	USD	596,515	(58,830)	(59,721)	(891)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.113	USD	20,878,039	(1,640,702)	(2,090,230)	(449,528)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe CrossoverIndex, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	1.633	EUR	1,050,000	160,940	160,643	(297)
Subtotal—Depreciation									(1,538,592)	(1,989,308)	(450,716)
Total Over-The-Counter Credit Default Swap Agreements									$10,212,738	$13,088,019	$2,875,281

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $21,752,588.
(b)
Implied credit spreads represent the current level, as of October 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,642,053,437)*	$1,630,857,571
Investments in affiliated money market funds, at value (Cost $123,084,529)	123,085,166
Other investments:
Variation margin receivable—centrally cleared swap agreements	2,553,125
Swaps receivable — OTC	581,813
Unrealized appreciation on swap agreements — OTC	3,325,997
Premiums paid on swap agreements — OTC	10,212,738
Unrealized appreciation on forward foreign currency contracts outstanding	38,434,100
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	4,945,740
Cash collateral — OTC Derivatives	21,752,588
Cash	43,358,259
Foreign currencies, at value (Cost $1,636,463)	1,606,861
Receivable for:
Investments sold	460,408
Fund shares sold	697,997
Dividends	290,073
Interest	19,892,776
Principal paydowns	301,239
Investment for trustee deferred compensation and retirement plans	357,158
Other assets	108,345
Total assets	1,902,821,954
Liabilities:
Other investments:
Options written, at value (premiums received $84,159,048)	57,473,552
Variation margin payable — futures contracts	39,661
Unrealized depreciation on forward foreign currency contracts outstanding	37,822,577
Swaps payable — OTC	125,103
Unrealized depreciation on swap agreements—OTC	450,716
Payable for:
Investments purchased	38,576,740
Dividends	1,268,315
Fund shares reacquired	1,120,703
Collateral upon return of securities loaned	72,444,141
Accrued fees to affiliates	668,849
Accrued trustees’ and officers’ fees and benefits	1,819
Accrued other operating expenses	266,250
Trustee deferred compensation and retirement plans	357,158
Total liabilities	210,615,584
Net assets applicable to shares outstanding	$1,692,206,370
Net assets consist of:
Shares of beneficial interest	$2,634,532,178
Distributable earnings (loss)	(942,325,808)
$1,692,206,370
Net Assets:
Class A	$1,303,950,744
Class C	$34,024,253
Class R	$54,335,835
Class Y	$242,718,306
Class R5	$8,836
Class R6	$57,168,396
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	400,532,026
Class C	10,479,759
Class R	16,681,654
Class Y	74,650,162
Class R5	2,710
Class R6	17,633,040
Class A:
Net asset value per share	$3.26
Maximum offering price per share (Net asset value of $3.26 ÷ 95.75%)	$3.40
Class C:
Net asset value and offering price per share	$3.25
Class R:
Net asset value and offering price per share	$3.26
Class Y:
Net asset value and offering price per share	$3.25
Class R5:
Net asset value and offering price per share	$3.26
Class R6:
Net asset value and offering price per share	$3.24

*	At October 31, 2025, securities with an aggregate value of $70,368,868 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest (net of foreign withholding taxes of $263,223)	$92,274,787
Dividends (net of foreign withholding taxes of $44,396)	283,369
Dividends from affiliates (includes net securities lending income of $143,777)	4,427,213
Total investment income	96,985,369
Expenses:
Advisory fees	9,512,142
Administrative services fees	224,085
Custodian fees	880,771
Distribution fees:
Class A	3,090,425
Class C	343,047
Class R	260,540
Transfer agent fees — A, C, R and Y	2,194,632
Transfer agent fees — R5	3
Transfer agent fees — R6	7,536
Trustees’ and officers’ fees and benefits	32,883
Registration and filing fees	111,825
Reports to shareholders	145,491
Professional services fees	149,512
Other	(6,398)
Total expenses	16,946,494
Less: Fees waived and/or expense offset arrangement(s)	(279,997)
Net expenses	16,666,497
Net investment income	80,318,872
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $56,402)	4,630,312
Affiliated investment securities	(1,646,542)
Foreign currencies	(1,352,486)
Forward foreign currency contracts	(44,212,375)
Futures contracts	7,220,384
Options written	62,261,194
Swap agreements	(13,128,664)
13,771,823
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $33,102)	28,804,922
Affiliated investment securities	5,043
Foreign currencies	(1,412,564)
Forward foreign currency contracts	(1,739,312)
Futures contracts	4,172,697
Options written	37,248,024
Swap agreements	17,121,851
84,200,661
Net realized and unrealized gain	97,972,484
Net increase in net assets resulting from operations	$178,291,356
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$80,318,872	$83,523,653
Net realized gain (loss)	13,771,823	(17,307,829)
Change in net unrealized appreciation	84,200,661	86,839,688
Net increase in net assets resulting from operations	178,291,356	153,055,512
Distributions to shareholders from distributable earnings:
Class A	(71,095,625)	(49,806,075)
Class C	(1,613,944)	(1,239,985)
Class R	(2,717,550)	(1,806,942)
Class Y	(9,436,502)	(4,451,707)
Class R5	(500)	(325)
Class R6	(1,468,151)	(434,707)
Total distributions from distributable earnings	(86,332,272)	(57,739,741)
Return of capital:
Class A	—	(25,326,845)
Class C	—	(630,543)
Class R	—	(918,846)
Class Y	—	(2,263,735)
Class R5	—	(165)
Class R6	—	(221,053)
Total return of capital	—	(29,361,187)
Total distributions	(86,332,272)	(87,100,928)
Share transactions–net:
Class A	(83,343,096)	(99,773,681)
Class C	(3,738,329)	(7,133,374)
Class R	386,942	(3,522,005)
Class Y	105,508,900	16,539,849
Class R6	43,828,595	951,627
Net increase (decrease) in net assets resulting from share transactions	62,643,012	(92,937,584)
Net increase (decrease) in net assets	154,602,096	(26,983,000)
Net assets:
Beginning of year	1,537,604,274	1,564,587,274
End of year	$1,692,206,370	$1,537,604,274
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$3.07	$0.16	$0.20	$0.36	$(0.17)	$—	$(0.17)	$3.26	12.11%(d)	$1,303,951	1.03%(d)	1.05%(d)	5.11%(d)	385%
Year ended 10/31/24	2.95	0.16	0.13	0.29	(0.11)	(0.06)	(0.17)	3.07	9.92 (d)	1,311,004	1.05 (d)	1.06 (d)	5.26 (d)	278
Year ended 10/31/23	2.89	0.15	0.06	0.21	(0.12)	(0.03)	(0.15)	2.95	7.14 (d)	1,353,279	1.04 (d)	1.05 (d)	4.89 (d)	75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	—	(0.10)	(0.10)	2.89	(16.12)(d)	1,433,892	1.08 (d)(e)	1.10 (d)(e)	2.89 (d)(e)	88
Year ended 10/31/21	3.58	0.10	(0.03)	0.07	(0.04)	(0.05)	(0.09)	3.56	2.04 (d)	2,004,153	0.99 (d)	1.01 (d)	2.79 (d)	241
Class C
Year ended 10/31/25	3.06	0.14	0.20	0.34	(0.15)	—	(0.15)	3.25	11.30	34,024	1.79	1.81	4.35	385
Year ended 10/31/24	2.94	0.14	0.13	0.27	(0.10)	(0.05)	(0.15)	3.06	9.10	35,734	1.81	1.82	4.50	278
Year ended 10/31/23	2.88	0.13	0.05	0.18	(0.10)	(0.02)	(0.12)	2.94	6.34	41,073	1.80	1.81	4.13	75
Year ended 10/31/22	3.55	0.07	(0.66)	(0.59)	—	(0.08)	(0.08)	2.88	(16.83)	48,257	1.84 (e)	1.86 (e)	2.13 (e)	88
Year ended 10/31/21	3.57	0.07	(0.02)	0.05	(0.05)	(0.02)	(0.07)	3.55	1.27	78,455	1.75	1.77	2.03	241
Class R
Year ended 10/31/25	3.07	0.15	0.21	0.36	(0.17)	—	(0.17)	3.26	11.84	54,336	1.29	1.31	4.85	385
Year ended 10/31/24	2.95	0.16	0.12	0.28	(0.11)	(0.05)	(0.16)	3.07	9.62	50,908	1.31	1.32	5.00	278
Year ended 10/31/23	2.89	0.14	0.06	0.20	(0.11)	(0.03)	(0.14)	2.95	6.86	52,259	1.30	1.31	4.63	75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	—	(0.10)	(0.10)	2.89	(16.34)	51,836	1.34 (e)	1.36 (e)	2.63 (e)	88
Year ended 10/31/21	3.59	0.09	(0.03)	0.06	(0.05)	(0.04)	(0.09)	3.56	1.49	70,527	1.25	1.27	2.53	241
Class Y
Year ended 10/31/25	3.07	0.17	0.19	0.36	(0.18)	—	(0.18)	3.25	12.04	242,718	0.79	0.81	5.35	385
Year ended 10/31/24	2.94	0.17	0.14	0.31	(0.12)	(0.06)	(0.18)	3.07	10.55	127,842	0.81	0.82	5.50	278
Year ended 10/31/23	2.88	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.94	7.40	107,237	0.80	0.81	5.13	75
Year ended 10/31/22	3.55	0.10	(0.66)	(0.56)	—	(0.11)	(0.11)	2.88	(15.97)	103,794	0.84 (e)	0.86 (e)	3.13 (e)	88
Year ended 10/31/21	3.58	0.11	(0.04)	0.07	(0.04)	(0.06)	(0.10)	3.55	2.00	157,186	0.75	0.77	3.03	241
Class R5
Year ended 10/31/25	3.07	0.17	0.20	0.37	(0.18)	—	(0.18)	3.26	12.51	9	0.69	0.70	5.45	385
Year ended 10/31/24	2.95	0.17	0.13	0.30	(0.12)	(0.06)	(0.18)	3.07	10.29	8	0.70	0.70	5.61	278
Year ended 10/31/23	2.89	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.95	7.51	8	0.69	0.69	5.24	75
Year ended 10/31/22	3.56	0.11	(0.66)	(0.55)	—	(0.12)	(0.12)	2.89	(15.81)	8	0.73 (e)	0.75 (e)	3.24 (e)	88
Year ended 10/31/21	3.59	0.12	(0.04)	0.08	(0.04)	(0.07)	(0.11)	3.56	2.14	10	0.61	0.62	3.17	241
Class R6
Year ended 10/31/25	3.06	0.17	0.19	0.36	(0.18)	—	(0.18)	3.24	12.19	57,168	0.69	0.70	5.45	385
Year ended 10/31/24	2.93	0.17	0.14	0.31	(0.12)	(0.06)	(0.18)	3.06	10.68	12,107	0.70	0.70	5.61	278
Year ended 10/31/23	2.87	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.93	7.53	10,731	0.69	0.69	5.24	75
Year ended 10/31/22	3.54	0.11	(0.66)	(0.55)	—	(0.12)	(0.12)	2.87	(15.93)	10,447	0.73 (e)	0.75 (e)	3.24 (e)	88
Year ended 10/31/21	3.57	0.12	(0.04)	0.08	(0.05)	(0.06)	(0.11)	3.54	2.13	18,954	0.61	0.63	3.17	241

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Includes Interest, facilities and maintenance fees of 0.08% for the year ended October 31, 2022.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Notes to Consolidated Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Global Strategic Income Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced

Invesco Global Strategic Income Fund

disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Fund’s consolidated financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
L.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or

Invesco Global Strategic Income Fund

intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
P.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
R.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial

Invesco Global Strategic Income Fund

margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
S.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
T.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
U.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
V.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline

Invesco Global Strategic Income Fund

significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Next $5 billion	0.480%
Over $10 billion	0.460%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.60%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense

Invesco Global Strategic Income Fund

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $174,343.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $47,079 in front-end sales commissions from the sale of Class A shares and $3,400 and $835 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$510,453,357	$2,102,879	$512,556,236
Non-U.S. Dollar Denominated Bonds & Notes	—	374,658,900	—	374,658,900
Asset-Backed Securities	—	228,862,727	8,890,591	237,753,318
U.S. Treasury Securities	—	174,783,071	—	174,783,071
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	133,535,011	—	133,535,011
Agency Credit Risk Transfer Notes	—	87,801,661	—	87,801,661
Common Stocks & Other Equity Interests	33,735,515	105,942	5,035	33,846,492
Variable Rate Senior Loan Interests	—	4,970,305	352,641	5,322,946
Commercial Paper	—	—	974,634	974,634
Preferred Stocks	—	—	99	99
Money Market Funds	50,640,388	72,444,778	—	123,085,166
Options Purchased	420,301	69,204,902	—	69,625,203
Total Investments in Securities	84,796,204	1,656,820,654	12,325,879	1,753,942,737

Invesco Global Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$1,820,243	$—	$—	$1,820,243
Forward Foreign Currency Contracts	—	38,434,100	—	38,434,100
Swap Agreements	—	19,591,280	—	19,591,280
	1,820,243	58,025,380	—	59,845,623
Other Investments - Liabilities*
Futures Contracts	(157,010)	—	—	(157,010)
Forward Foreign Currency Contracts	—	(37,822,577)	—	(37,822,577)
Options Written	—	(57,473,552)	—	(57,473,552)
Swap Agreements	—	(8,699,674)	—	(8,699,674)
	(157,010)	(103,995,803)	—	(104,152,813)
Total Other Investments	1,663,233	(45,970,423)	—	(44,307,190)
Total Investments	$86,459,437	$1,610,850,231	$12,325,879	$1,709,635,547

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$—	$1,820,243	$1,820,243
Unrealized appreciation on swap agreements — Centrally Cleared(a)	517,370	—	—	15,747,913	16,265,283
Unrealized appreciation on forward foreign currency contracts outstanding	—	38,434,100	—	—	38,434,100
Unrealized appreciation on swap agreements — OTC	3,325,997	—	—	—	3,325,997
Options purchased, at value — OTC(b)	—	18,608,007	—	50,596,895	69,204,902
Options purchased, at value — Exchange-Traded(b)	—	—	420,301	—	420,301
Total Derivative Assets	3,843,367	57,042,107	420,301	68,165,051	129,470,826
Derivatives not subject to master netting agreements	(517,370)	—	(420,301)	(17,568,156)	(18,505,827)
Total Derivative Assets subject to master netting agreements	$3,325,997	$57,042,107	$—	$50,596,895	$110,964,999

Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(157,010)	$(157,010)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(261,043)	—	(7,987,915)	(8,248,958)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(37,822,577)	—	(37,822,577)
Unrealized depreciation on swap agreements — OTC	(450,716)	—	—	(450,716)
Options written, at value — OTC	(1,672,911)	(15,852,215)	(39,948,426)	(57,473,552)
Total Derivative Liabilities	(2,384,670)	(53,674,792)	(48,093,351)	(104,152,813)
Derivatives not subject to master netting agreements	261,043	—	8,144,925	8,405,968
Total Derivative Liabilities subject to master netting agreements	$(2,123,627)	$(53,674,792)	$(39,948,426)	$(95,746,845)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Invesco Global Strategic Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$—	$4,701,260	$—	$4,701,260	$—	$(4,919,671)	$—	$(4,919,671)	$(218,411)	$—	$218,411	$—
BNP Paribas S.A.	—	650,764	—	650,764	—	(4,466,040)	—	(4,466,040)	(3,815,276)	—	3,815,276	—
Citibank, N.A.	4,013	—	—	4,013	−	—	—	—	4,013	—	—	4,013
Deutsche Bank AG	4,881,745	1,073,189	—	5,954,934	(8,394,181)	(189,900)	—	(8,584,081)	(2,629,147)	—	2,080,000	(549,147)
Goldman Sachs International	9,272,779	13,443,057	—	22,715,836	(7,376,663)	(19,732,560)	(4,203)	(27,113,426)	(4,397,590)	—	4,397,590	—
HSBC Bank USA	97,502	—	—	97,502	−	—	—	—	97,502	—	—	97,502
J.P. Morgan Chase Bank, N.A.	14,542,973	25,713,191	3,907,810	44,163,974	(13,730,889)	(9,183,245)	(571,616)	(23,485,750)	20,678,224	(16,650,190)	—	4,028,034
Merrill Lynch International	2,357,215	4,990,923	—	7,348,138	(2,863,885)	(5,912,427)	—	(8,776,312)	(1,428,174)	—	521,000	(907,174)
Morgan Stanley and Co. International PLC	3,615,914	17,727,207	—	21,343,121	(3,204,250)	(12,842,908)	—	(16,047,158)	5,295,963	—	—	5,295,963
Royal Bank of Canada	1,760,528	—	—	1,760,528	(1,380,950)	—	—	(1,380,950)	379,578	(269,576)	—	110,002
Standard Chartered Bank PLC	148,033	—	—	148,033	(304,861)	—	—	(304,861)	(156,828)	—	—	(156,828)
UBS AG	1,753,398	905,311	—	2,658,709	(566,898)	(226,801)	—	(793,699)	1,865,010	(1,616,339)	—	248,671
Total	$38,434,100	$69,204,902	$3,907,810	$111,546,812	$(37,822,577)	$(57,473,552)	$(575,819)	$(95,871,948)	$15,674,864	$(18,536,105)	$11,032,277	$8,171,036
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(44,212,375)	$-	$-	$(44,212,375)
Futures contracts	-	-	-	7,220,384	7,220,384
Options purchased(a)	-	19,311,972	(782,406)	(1,926,179)	16,603,387
Options written	-	30,473,341	-	31,787,853	62,261,194
Swap agreements	(3,443,870)	-	-	(9,684,794)	(13,128,664)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(1,739,312)	-	-	(1,739,312)
Futures contracts	-	-	-	4,172,697	4,172,697
Options purchased(a)	-	(10,573,056)	(273,103)	1,008,571	(9,837,588)
Options written	1,682,633	7,751,738	-	27,813,653	37,248,024
Swap agreements	2,624,411	-	-	14,497,440	17,121,851
Total	$863,174	$1,012,308	$(1,055,509)	$74,889,625	$75,709,598

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Future Options Purchased	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$2,960,426,638	$1,031,418,274	$491,724,000	$46,852,000	$1,242,653,799	$869,971,458	$406,351,346	$5,151,120,674	$889,891,720	$2,300,187,725
Average contracts	—	—	4,553	77	—	—	3,651	—	—	—

Invesco Global Strategic Income Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $105,654.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$86,332,272	$57,739,741
Return of capital	—	29,361,187
Total distributions	$86,332,272	$87,100,928

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$4,100,510
Net unrealized appreciation (depreciation) — investments	(379,052)
Net unrealized appreciation (depreciation) — foreign currencies	(1,135,974)
Temporary book/tax differences	(342,127)
Capital loss carryforward	(944,569,165)
Shares of beneficial interest	2,634,532,178
Total net assets	$1,692,206,370
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to partnerships, straddles and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$515,981,333	$428,587,832	$944,569,165
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $1,036,987,527 and $999,925,622, respectively. As of October 31, 2025, the aggregate cost of

Invesco Global Strategic Income Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$115,163,022
Aggregate unrealized (depreciation) of investments	(115,542,074)
Net unrealized appreciation (depreciation) of investments	$(379,052)
Cost of investments for tax purposes is $1,720,227,337.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, elimination entry, income from the Subsidiary, amortization and accretion on debt securities, dollar rolls and derivative instruments, on October 31, 2025, undistributed net investment income was increased by $4,552,178, undistributed net realized gain (loss) was decreased by $4,446,093 and shares of beneficial interest was decreased by $106,085. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	18,526,197	$58,646,833	18,173,775	$56,461,111
Class C	2,559,098	8,086,020	1,954,044	6,054,147
Class R	2,592,265	8,208,632	2,323,341	7,220,331
Class Y	48,904,832	155,997,968	17,513,750	54,588,672
Class R6	15,919,950	50,907,866	1,219,496	3,787,499
Issued as reinvestment of dividends:
Class A	18,663,946	59,307,873	20,059,925	62,271,781
Class C	483,228	1,531,169	571,521	1,768,956
Class R	837,596	2,663,870	860,220	2,673,236
Class Y	2,291,277	7,297,736	1,574,842	4,884,086
Class R6	402,690	1,285,619	175,113	541,264
Automatic conversion of Class C shares to Class A shares:
Class A	1,534,393	4,863,225	1,839,265	5,707,912
Class C	(1,538,471)	(4,863,225)	(1,844,837)	(5,707,912)
Reacquired:
Class A	(65,197,796)	(206,161,027)	(72,289,731)	(224,214,485)
Class C	(2,694,366)	(8,492,293)	(2,987,749)	(9,248,565)
Class R	(3,317,674)	(10,485,560)	(4,335,653)	(13,415,572)
Class Y	(18,240,021)	(57,786,804)	(13,837,909)	(42,932,909)
Class R6	(2,649,284)	(8,364,890)	(1,092,526)	(3,377,136)
Net increase (decrease) in share activity	19,077,860	$62,643,012	(30,123,113)	$(92,937,584)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Global Strategic Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Global Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Global Strategic Income Fund and its subsidiary (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks, portfolio company investees and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Strategic Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg Global Aggregate Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis  and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.   The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund

Invesco Global Strategic Income Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s contractual management fees, actual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s position in a peer group that does not uniformly reflect the Fund’s specific investment strategy and its income-focused strategy.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and  investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

Invesco Global Strategic Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	1.82%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	5.48%
Qualified Business Income*	0.00%
Business Interest Income*	84.42%
Tax-Exempt Interest Dividends*	1.34%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Global Strategic Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Global Strategic Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-GLSI-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Health Care Fund
Nasdaq:
A: GGHCX ■ C: GTHCX ■ R: GTHRX ■ Y: GGHYX ■ Investor: GTHIX ■ R6: GGHSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Common Stocks & Other Equity Interests–97.48%
Biotechnology–26.07%
AbbVie, Inc.	278,651	$60,757,064
ADMA Biologics, Inc.(b)	193,448	2,994,575
Alnylam Pharmaceuticals, Inc.(b)	57,474	26,210,443
argenx SE, ADR (Netherlands)(b)	53,289	43,617,046
Ascendis Pharma A/S, ADR (Denmark)(b)	95,115	19,175,184
Avidity Biosciences, Inc.(b)	106,274	7,423,239
BridgeBio Pharma, Inc.(b)	217,502	13,624,325
Caris Life Sciences, Inc.(b)	73,939	2,224,085
Exelixis, Inc.(b)	134,591	5,204,634
Gilead Sciences, Inc.	320,413	38,382,273
Halozyme Therapeutics, Inc.(b)	137,655	8,973,729
Insmed, Inc.(b)	121,212	22,981,795
Ionis Pharmaceuticals, Inc.(b)	93,064	6,914,655
Madrigal Pharmaceuticals, Inc.(b)(c)	17,574	7,361,749
Natera, Inc.(b)	79,061	15,727,605
Protagonist Therapeutics, Inc.(b)	104,564	8,220,822
Rhythm Pharmaceuticals, Inc.(b)	30,864	3,511,089
Soleno Therapeutics, Inc.(b)	63,607	4,271,846
Twist Bioscience Corp.(b)(c)	107,872	3,547,910
United Therapeutics Corp.(b)	19,502	8,686,776
Vertex Pharmaceuticals, Inc.(b)	39,894	16,977,690
		326,788,534
Health Care Distributors–7.55%
Cencora, Inc.	174,328	58,889,742
McKesson Corp.	44,121	35,797,132
		94,686,874
Health Care Equipment–20.55%
Abbott Laboratories	193,367	23,904,029
Boston Scientific Corp.(b)	1,078,918	108,668,621
Edwards Lifesciences Corp.(b)	80,603	6,645,717
IDEXX Laboratories, Inc.(b)	29,322	18,458,492
Insulet Corp.(b)	60,562	18,956,512
Intuitive Surgical, Inc.(b)	32,788	17,517,973
iRhythm Technologies, Inc.(b)	47,291	8,857,604
LeMaitre Vascular, Inc.(c)	44,298	3,836,650
Penumbra, Inc.(b)	8,428	1,916,274
ResMed, Inc.	59,971	14,805,640
Stryker Corp.	88,853	31,652,993
TransMedics Group, Inc.(b)	18,554	2,440,593
		257,661,098
Health Care Facilities–6.27%
Encompass Health Corp.	196,348	22,354,220
HCA Healthcare, Inc.	57,173	26,281,284
Tenet Healthcare Corp.(b)	144,981	29,937,127
		78,572,631
Health Care REITs–2.29%
Welltower, Inc.	158,459	28,687,417
Health Care Services–7.05%
BrightSpring Health Services, Inc.(b)	485,001	16,029,283
CVS Health Corp.	101,297	7,916,360
GeneDx Holdings Corp.(b)(c)	51,036	6,987,339
Shares		Value
Health Care Services–(continued)
Guardant Health, Inc.(b)	224,393	$20,873,037
Hinge Health, Inc., Class A(b)(c)	71,389	3,552,317
Labcorp Holdings, Inc.	70,700	17,954,972
Quest Diagnostics, Inc.	58,327	10,262,636
RadNet, Inc.(b)(c)	63,101	4,795,045
		88,370,989
Health Care Technology–1.44%
Certara, Inc.(b)(c)	98,667	1,147,497
Doximity, Inc., Class A(b)	96,336	6,358,176
Heartflow, Inc.(b)(c)	77,220	2,869,495
Waystar Holding Corp.(b)(c)	212,737	7,626,622
		18,001,790
Life Sciences Tools & Services–6.27%
Agilent Technologies, Inc.	76,894	11,254,206
BioLife Solutions, Inc.(b)	152,550	4,251,568
ICON PLC(b)	25,517	4,384,331
Lonza Group AG (Switzerland)	31,348	21,646,781
Medpace Holdings, Inc.(b)	12,497	7,309,620
Mettler-Toledo International, Inc.(b)	8,478	12,007,307
Repligen Corp.(b)	51,102	7,617,264
Thermo Fisher Scientific, Inc.	17,776	10,085,925
		78,557,002
Managed Health Care–2.47%
Alignment Healthcare, Inc.(b)	385,424	6,498,249
HealthEquity, Inc.(b)(c)	43,926	4,154,521
UnitedHealth Group, Inc.	59,586	20,352,194
		31,004,964
Pharmaceuticals–17.52%
AstraZeneca PLC, ADR (United Kingdom)	526,535	43,386,484
Axsome Therapeutics, Inc.(b)	88,217	11,908,413
Eli Lilly and Co.	117,671	101,533,599
Galderma Group AG, Class A (Switzerland)	25,969	4,822,755
Ligand Pharmaceuticals, Inc.(b)(c)	40,283	7,706,541
Rapport Therapeutics, Inc.(b)(c)	110,613	3,200,034
Royalty Pharma PLC, Class A	406,379	15,255,467
Sandoz Group AG (Switzerland)	151,424	10,096,466
Tarsus Pharmaceuticals, Inc.(b)(c)	96,912	6,668,515
UCB S.A. (Belgium)	58,602	15,069,033
		219,647,307
Total Common Stocks & Other Equity Interests (Cost $764,481,873)		1,221,978,606
Money Market Funds–2.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e)	9,293,643	9,293,643
Invesco Treasury Portfolio, Institutional Class, 3.96%(d)(e)	17,913,782	17,913,782
Total Money Market Funds (Cost $27,207,425)		27,207,425
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $791,689,298)		1,249,186,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Health Care Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.69%
Invesco Private Government Fund, 4.13%(d)(e)(f)	9,367,806	$9,367,806
Invesco Private Prime Fund, 4.30%(d)(e)(f)	24,357,061	24,364,368
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,732,364)		33,732,174
TOTAL INVESTMENTS IN SECURITIES–102.34% (Cost $825,421,662)		1,282,918,205
OTHER ASSETS LESS LIABILITIES—(2.34)%		(29,318,694)
NET ASSETS–100.00%		$1,253,599,511
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,462,254	$118,325,160	$(122,493,771)	$-	$-	$9,293,643	$747,552
Invesco Treasury Portfolio, Institutional Class	25,655,488	219,746,726	(227,488,432)	-	-	17,913,782	1,404,262
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,755,690	174,440,084	(183,827,968)	-	-	9,367,806	510,700*
Invesco Private Prime Fund	48,919,544	360,659,789	(385,215,744)	3,106	(2,327)	24,364,368	1,364,455*
Total	$106,792,976	$873,171,759	$(919,025,915)	$3,106	$(2,327)	$60,939,599	$4,026,969

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Health Care Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $764,481,873)*	$1,221,978,606
Investments in affiliated money market funds, at value (Cost $60,939,789)	60,939,599
Receivable for:
Investments sold	9,177,694
Fund shares sold	29,885
Dividends	1,937,227
Investment for trustee deferred compensation and retirement plans	234,780
Other assets	67,502
Total assets	1,294,365,293
Liabilities:
Payable for:
Investments purchased	5,725,487
Fund shares reacquired	366,483
Amount due custodian - foreign currency, at value (Cost $582)	580
Collateral upon return of securities loaned	33,732,364
Accrued fees to affiliates	569,036
Accrued trustees’ and officers’ fees and benefits	1,815
Accrued other operating expenses	90,425
Trustee deferred compensation and retirement plans	279,592
Total liabilities	40,765,782
Net assets applicable to shares outstanding	$1,253,599,511
Net assets consist of:
Shares of beneficial interest	$731,412,531
Distributable earnings	522,186,980
$1,253,599,511
Net Assets:
Class A	$620,083,173
Class C	$12,906,498
Class R	$108,206
Class Y	$68,100,578
Investor Class	$550,804,362
Class R6	$1,596,694
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,633,347
Class C	679,016
Class R	2,728
Class Y	1,639,102
Investor Class	13,883,015
Class R6	38,159
Class A:
Net asset value per share	$39.66
Maximum offering price per share (Net asset value of $39.66 ÷ 94.50%)	$41.97
Class C:
Net asset value and offering price per share	$19.01
Class R:
Net asset value and offering price per share	$39.66
Class Y:
Net asset value and offering price per share	$41.55
Investor Class:
Net asset value and offering price per share	$39.67
Class R6:
Net asset value and offering price per share	$41.84

*	At October 31, 2025, securities with an aggregate value of $33,293,064 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Health Care Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Dividends (net of foreign withholding taxes of $189,934)	$9,111,115
Dividends from affiliated money market funds (includes net securities lending income of $97,659)	2,249,473
Foreign withholding tax claims	74,200
Total investment income	11,434,788
Expenses:
Advisory fees	7,748,125
Administrative services fees	173,092
Custodian fees	8,205
Distribution fees:
Class A	1,531,469
Class C	138,061
Class R	7
Investor Class	1,353,423
Transfer agent fees — A, C, R, Y and Investor	1,596,676
Transfer agent fees — R6	504
Trustees’ and officers’ fees and benefits	32,910
Registration and filing fees	84,323
Reports to shareholders	79,834
Professional services fees	99,418
Other	30,431
Total expenses	12,876,478
Less: Fees waived and/or expense offset arrangement(s)	(108,767)
Net expenses	12,767,711
Net investment income (loss)	(1,332,923)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	72,199,676
Affiliated investment securities	(2,327)
Foreign currencies	(2,013)
72,195,336
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(7,977,079)
Affiliated investment securities	3,106
Foreign currencies	30,469
(7,943,504)
Net realized and unrealized gain	64,251,832
Net increase in net assets resulting from operations	$62,918,909
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Health Care Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss)	$(1,332,923)	$(2,619,717)
Net realized gain	72,195,336	68,213,669
Change in net unrealized appreciation (depreciation)	(7,943,504)	182,745,864
Net increase in net assets resulting from operations	62,918,909	248,339,816
Distributions to shareholders from distributable earnings:
Class A	(30,410,292)	—
Class C	(1,437,362)	—
Class Y	(2,113,976)	—
Investor Class	(26,741,299)	—
Class R6	(85,414)	—
Total distributions from distributable earnings	(60,788,343)	—
Share transactions–net:
Class A	(42,916,064)	(71,755,547)
Class C	(2,169,780)	(2,611,155)
Class R	107,752	—
Class Y	19,235,896	809,039
Investor Class	(32,658,406)	(50,193,244)
Class R6	(362,845)	189,801
Net increase (decrease) in net assets resulting from share transactions	(58,763,447)	(123,561,106)
Net increase (decrease) in net assets	(56,632,881)	124,778,710
Net assets:
Beginning of year	1,310,232,392	1,185,453,682
End of year	$1,253,599,511	$1,310,232,392
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Health Care Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$39.45	$(0.04)	$2.09	$2.05	$—	$(1.84)	$(1.84)	$39.66	5.59%	$620,083	1.06%	1.06%	(0.12)%	59%
Year ended 10/31/24	32.52	(0.08)	7.01	6.93	—	—	—	39.45	21.31	662,230	1.04	1.04	(0.20)	56
Year ended 10/31/23	34.13	(0.01)	(1.60)	(1.61)	—	—	—	32.52	(4.72)	607,032	1.05	1.05	(0.05)	59
Year ended 10/31/22	50.30	(0.05)	(6.19)	(6.24)	—	(9.93)	(9.93)	34.13	(14.73)	696,308	1.04	1.04	(0.16)	44
Year ended 10/31/21	41.82	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.30	28.20	896,054	1.02	1.02	(0.24)	78
Class C
Year ended 10/31/25	20.03	(0.15)	0.97	0.82	—	(1.84)	(1.84)	19.01	4.80	12,906	1.81	1.81	(0.87)	59
Year ended 10/31/24	16.63	(0.19)	3.59	3.40	—	—	—	20.03	20.44	16,024	1.79	1.79	(0.95)	56
Year ended 10/31/23	17.59	(0.14)	(0.82)	(0.96)	—	—	—	16.63	(5.46)	15,508	1.80	1.80	(0.80)	59
Year ended 10/31/22	31.06	(0.17)	(3.37)	(3.54)	—	(9.93)	(9.93)	17.59	(15.35)	20,023	1.79	1.79	(0.91)	44
Year ended 10/31/21	26.99	(0.29)	7.25	6.96	—	(2.89)	(2.89)	31.06	27.26	29,391	1.77	1.77	(0.99)	78
Class R
Period ended 10/31/25(d)	37.49	(0.00)	2.17	2.17	—	—	—	39.66	5.79	108	1.05 (e)	1.09 (e)	(0.11)(e)	59
Class Y
Year ended 10/31/25	41.14	0.05	2.20	2.25	—	(1.84)	(1.84)	41.55	5.85	68,101	0.81	0.81	0.13	59
Year ended 10/31/24	33.83	0.02	7.29	7.31	—	—	—	41.14	21.61	47,767	0.79	0.79	0.05	56
Year ended 10/31/23	35.41	0.07	(1.65)	(1.58)	—	—	—	33.83	(4.46)	38,762	0.80	0.80	0.20	59
Year ended 10/31/22	51.69	0.04	(6.39)	(6.35)	—	(9.93)	(9.93)	35.41	(14.51)	46,087	0.79	0.79	0.09	44
Year ended 10/31/21	42.90	0.00	11.79	11.79	(0.11)	(2.89)	(3.00)	51.69	28.52	60,527	0.77	0.77	0.01	78
Investor Class
Year ended 10/31/25	39.46	(0.04)	2.09	2.05	—	(1.84)	(1.84)	39.67	5.59	550,804	1.06	1.06	(0.12)	59
Year ended 10/31/24	32.53	(0.08)	7.01	6.93	—	—	—	39.46	21.30	582,238	1.04	1.04	(0.20)	56
Year ended 10/31/23	34.14	(0.01)	(1.60)	(1.61)	—	—	—	32.53	(4.72)	522,684	1.05	1.05	(0.05)	59
Year ended 10/31/22	50.31	(0.05)	(6.19)	(6.24)	—	(9.93)	(9.93)	34.14	(14.73)	588,159	1.04	1.04	(0.16)	44
Year ended 10/31/21	41.83	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.31	28.20	745,607	1.02	1.02	(0.24)	78
Class R6
Year ended 10/31/25	41.38	0.09	2.21	2.30	—	(1.84)	(1.84)	41.84	5.94	1,597	0.71	0.71	0.23	59
Year ended 10/31/24	33.99	0.06	7.33	7.39	—	—	—	41.38	21.74	1,974	0.70	0.70	0.14	56
Year ended 10/31/23	35.56	0.11	(1.68)	(1.57)	—	—	—	33.99	(4.42)	1,467	0.70	0.70	0.30	59
Year ended 10/31/22	51.82	0.07	(6.40)	(6.33)	—	(9.93)	(9.93)	35.56	(14.42)	1,262	0.69	0.69	0.19	44
Year ended 10/31/21	42.97	0.04	11.83	11.87	(0.13)	(2.89)	(3.02)	51.82	28.66	2,174	0.69	0.69	0.09	78

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement Date of September 30, 2025.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Health Care Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares:  Class A, Class C, Class R, Class Y, Investor Class and Class R6. On September 30, 2025, the Fund began offering Class R shares. Class Y shares are available only to certain investors.  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC").  Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Health Care Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended October 31, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the
9
Invesco Health Care Fund

Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $6,908 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - The Fund’s performance is vulnerable to factors affecting the health care sector, including significant government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.
10
Invesco Health Care Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.64%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $59,784.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class R Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $40,787 in front-end sales commissions from the sale of Class A shares and $1,920 and $276 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended October 31, 2025, the Fund incurred $76,193 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco Health Care Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,170,343,571	$51,635,035	$—	$1,221,978,606
Money Market Funds	27,207,425	33,732,174	—	60,939,599
Total Investments	$1,197,550,996	$85,367,209	$—	$1,282,918,205
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $48,983.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Long-term capital gain	$60,788,343	$—

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$68,634,646
Net unrealized appreciation — investments	454,572,214
Net unrealized appreciation — foreign currencies	58,749
Temporary book/tax differences	(170,333)
Late-Year ordinary loss deferral	(908,296)
Shares of beneficial interest	731,412,531
Total net assets	$1,253,599,511
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $689,499,567 and $789,996,143, respectively. As of October 31, 2025, the aggregate cost of
12
Invesco Health Care Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$458,869,489
Aggregate unrealized (depreciation) of investments	(4,297,275)
Net unrealized appreciation of investments	$454,572,214
Cost of investments for tax purposes is $828,345,991.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses and equalization, on October 31, 2025, undistributed net investment income (loss) was increased by $1,734,525, undistributed net realized gain was decreased by $3,167,986 and shares of beneficial interest was increased by $1,433,461. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	588,888	$21,843,033	550,860	$21,294,511
Class C	144,513	2,587,323	153,994	3,018,412
Class R	2,728	107,752	-	-
Class Y	747,205	29,650,732	413,296	16,828,817
Investor Class	92,149	3,447,154	73,407	2,823,788
Class R6	3,972	152,557	11,197	453,171
Issued as reinvestment of dividends:
Class A	743,683	27,151,869	-	-
Class C	77,866	1,371,223	-	-
Class Y	44,821	1,710,380	-	-
Investor Class	663,643	24,236,247	-	-
Class R6	1,668	64,065	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	49,053	1,832,469	45,760	1,757,218
Class C	(101,536)	(1,832,469)	(89,770)	(1,757,218)
Reacquired:
Class A	(2,533,799)	(93,743,435)	(2,476,313)	(94,807,276)
Class C	(241,928)	(4,295,857)	(196,430)	(3,872,349)
Class Y	(314,078)	(12,125,216)	(398,069)	(16,019,778)
Investor Class	(1,627,050)	(60,341,807)	(1,386,752)	(53,017,032)
Class R6	(15,182)	(579,467)	(6,661)	(263,370)
Net increase (decrease) in share activity	(1,673,384)	$(58,763,447)	(3,305,481)	$(123,561,106)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Health Care Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Health Care Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Health Care Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Composite 1500® Health Care Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
15
Invesco Health Care Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades
16
Invesco Health Care Fund

through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
17
Invesco Health Care Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$63,958,343
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
18
Invesco Health Care Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19
Invesco Health Care Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
GHC-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco International Bond Fund
Nasdaq:
A: OIBAX ■ C: OIBCX ■ R: OIBNX ■ Y: OIBYX ■ R5: INBQX ■ R6: OIBIX

2	Consolidated Schedule of Investments
19	Consolidated Financial Statements
22	Consolidated Financial Highlights
23	Notes to Consolidated Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Approval of Investment Advisory and Sub-Advisory Contracts
38	Tax Information
39	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
October 31, 2025

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–44.08%(a)
Argentina–0.80%
Argentina Treasury Bond,
15.50%, 10/17/2026	ARS	135,000,000	$82,892
29.50%, 04/27/2027(b)	ARS	14,350,000,000	10,199,997
			10,282,889
Australia–5.89%
Australia Government Bond, Series 142, 4.25%, 04/21/2026(c)	AUD	83,500,000	54,801,785
Queensland Treasury Corp., 5.25%, 08/13/2038(c)	AUD	16,000,000	10,476,232
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,000,000	10,668,440
			75,946,457
Austria–0.45%
Raiffeisen Bank International AG, 6.09%(c)(d)(e)	EUR	5,000,000	5,784,545
Brazil–7.67%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	69,000,000	50,845,217
Series F, 10.00%, 01/01/2029	BRL	280,000,000	48,180,610
			99,025,827
Colombia–0.54%
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(c)	COP	8,000,000,000	1,547,863
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(c)	COP	23,500,000,000	5,380,162
			6,928,025
Finland–0.90%
Stora Enso OYJ, 4.00%, 06/01/2026(c)	EUR	10,000,000	11,629,150
France–1.19%
BNP Paribas S.A., 2.75%, 07/25/2028(c)(d)	EUR	10,000,000	11,572,010
Electricite de France S.A., 7.50%(c)(d)(e)	EUR	3,000,000	3,800,110
			15,372,120
Germany–0.62%
Deutsche Bank AG, 4.50%(c)(d)(e)	EUR	7,000,000	8,054,628
Greece–0.24%
Eurobank S.A., 5.88%, 11/28/2029(c)(d)	EUR	2,500,000	3,136,772
	Principal Amount		Value
India–0.82%
India Government Bond, 7.09%, 08/05/2054	INR	950,000,000	$10,520,644
Ivory Coast–0.45%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(c)	EUR	5,000,000	5,820,939
Mexico–11.08%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	2,115,000,000	115,333,811
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	514,291,920	27,592,439
			142,926,250
Netherlands–0.39%
Cooperatieve Rabobank U.A., 4.63%(c)(d)(e)	EUR	4,400,000	5,086,698
South Africa–5.38%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	783,300,000	45,050,033
Series 2040, 9.00%, 01/31/2040	ZAR	450,000,000	24,417,443
			69,467,476
Spain–3.53%
Spain Government Bond, 2.80%, 05/31/2026	EUR	26,000,000	30,096,981
Telefonica Europe, B.V.,
7.13%(c)(d)(e)	EUR	5,000,000	6,318,530
6.75%(c)(d)(e)	EUR	7,000,000	9,077,688
			45,493,199
Supranational–1.40%
African Development Bank,
0.00%, 04/05/2046(f)	ZAR	600,000,000	4,731,408
0.00%, 01/17/2050(f)	ZAR	310,000,000	1,739,341
Corporacion Andina de Fomento, 10.35%, 03/15/2033(c)	MXN	200,000,000	11,553,570
			18,024,319
United Kingdom–1.70%
Allwyn Entertainment Financing (UK) PLC, 4.13%, 02/15/2031(c)	EUR	8,000,000	9,162,378
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(c)	GBP	4,700,000	6,144,729
M&G PLC, 5.63%, 10/20/2051(c)(d)	GBP	5,000,000	6,581,987
			21,889,094
United States–1.03%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	10,000,000	13,296,919
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $574,882,863)			568,685,951
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco International Bond Fund

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–13.32%
Argentina–1.21%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)	$4,800,000	$3,936,000
3.50%, 07/09/2041(g)	7,000,000	4,564,000
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(c)	2,500,000	2,473,375
YPF S.A., 8.75%, 09/11/2031(c)	4,550,000	4,685,463
		15,658,838
Brazil–1.06%
Arcos Dorados B.V., 6.38%, 01/29/2032(c)	2,280,000	2,420,334
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(c)	2,500,000	2,737,021
Petrobras Global Finance B.V., 6.50%, 07/03/2033(h)	2,500,000	2,600,875
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(c)	5,970,000	5,987,014
		13,745,244
Chile–1.03%
Banco de Credito e Inversiones S.A., 8.75%(c)(d)(e)	2,500,000	2,690,475
Banco del Estado de Chile, 7.95%(c)(d)(e)	1,450,000	1,548,367
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(c)	2,116,298	2,180,422
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(c)	6,785,000	6,853,732
		13,272,996
China–0.19%
Prosus N.V., 3.68%, 01/21/2030(c)	2,500,000	2,402,506
Colombia–0.63%
Ecopetrol S.A.,
8.63%, 01/19/2029	5,000,000	5,397,400
7.75%, 02/01/2032	2,680,000	2,772,272
		8,169,672
Dominican Republic–0.24%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(c)	2,975,000	3,118,916
Egypt–0.29%
Egypt Government International Bond, 8.63%, 02/04/2030(c)	3,490,000	3,746,923
France–0.63%
Electricite de France S.A., 9.13%(c)(d)(e)	7,000,000	8,113,479
Principal Amount		Value
Guatemala–0.16%
Energuate Trust 2.0, 6.35%, 09/15/2035(c)	$2,000,000	$2,008,754
India–0.40%
Muthoot Finance Ltd., 7.13%, 02/14/2028(c)	5,000,000	5,120,719
Ireland–0.19%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,456,084
Macau–0.41%
MGM China Holdings Ltd., 5.88%, 05/15/2026(c)	3,520,000	3,529,014
Wynn Macau Ltd., 6.75%, 02/15/2034(c)(h)	1,750,000	1,764,758
		5,293,772
Mexico–1.36%
Banco Mercantil del Norte S.A., 8.38%(c)(d)(e)(h)	2,500,000	2,681,555
BBVA Bancomer S.A., 7.63%, 02/11/2035(c)(d)	2,500,000	2,653,850
CEMEX S.A.B. de C.V., 5.13%(c)(d)(e)	3,050,000	3,011,549
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(c)(h)	2,986,380	3,163,681
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(c)	3,750,000	3,285,416
Petroleos Mexicanos, 8.75%, 06/02/2029	2,500,000	2,699,418
		17,495,469
Nigeria–0.40%
IHS Holding Ltd., 8.25%, 11/29/2031(c)	5,000,000	5,222,203
Peru–0.38%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(c)	2,885,000	3,007,612
Orazul Energy Peru S.A., 6.25%, 09/17/2032(c)	1,896,000	1,928,391
		4,936,003
Serbia–0.19%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(c)	2,468,000	2,484,215
Spain–0.40%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(c)	1,909,000	1,914,014
5.20%, 09/16/2030(c)	1,934,000	1,941,903
5.98%, 09/16/2035(c)	1,250,000	1,272,511
		5,128,428
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco International Bond Fund

Principal Amount		Value
Switzerland–1.39%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(c)(d)	$333,000	$337,245
Credit Suisse Group AG, 6.25%(c)(e)(i)(j)	9,800,000	2,790,550
UBS Group AG, 6.33%, 12/22/2027(c)(d)(h)	10,000,000	10,230,719
Zurich Finance (Ireland) DAC, 3.50%, 05/02/2052(c)(d)	5,000,000	4,559,351
		17,917,865
Thailand–0.16%
GC Treasury Center Co. Ltd., 6.50%(c)(d)(e)	2,029,000	2,055,576
Turkey–0.39%
Akbank Turk A.S., 7.88%, 09/04/2035(c)(d)	2,500,000	2,550,378
Turkiye Is Bankasi A.S., 7.38%, 04/02/2036(c)(d)	2,500,000	2,475,445
		5,025,823
United Kingdom–1.55%
Aberdeen Group PLC, 4.25%, 06/30/2028(c)	2,000,000	1,973,749
B.A.T. Capital Corp., 3.56%, 08/15/2027	7,000,000	6,933,497
Beazley Insurance DAC, 5.50%, 09/10/2029(c)	4,000,000	4,070,323
British Telecommunications PLC, 4.25%, 11/23/2081(c)(d)(h)	4,400,000	4,354,616
Hiscox Ltd., 7.00%, 06/11/2036(c)(d)	2,500,000	2,690,735
		20,022,920
United States–0.24%
BP Capital Markets PLC, 4.88%(d)(e)(h)	1,500,000	1,501,556
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,600,000	1,571,250
		3,072,806
Uzbekistan–0.42%
Navoi Mining & Metallurgical Combinat,
6.70%, 10/17/2028(c)	2,000,000	2,083,917
6.75%, 05/14/2030(c)	3,124,000	3,297,626
		5,381,543
Total U.S. Dollar Denominated Bonds & Notes (Cost $176,298,576)		171,850,754
	Principal Amount		Value
Asset-Backed Securities–11.20%
Alba PLC,
Series 2007-1, Class F, 7.36% (SONIA + 3.37%), 03/17/2039(a)(c)(k)	GBP	2,545,696	$3,099,358
Series 2006-2, Class F, 7.36% (SONIA + 3.37%), 12/15/2038(a)(c)(k)	GBP	816,748	984,348
Auburn 15 PLC,
Series E, 5.98% (SONIA + 2.00%), 07/20/2045(a)(c)(k)	GBP	870,000	1,121,753
Series F, 6.48% (SONIA + 2.50%), 07/20/2045(a)(c)(k)	GBP	1,035,000	1,335,582
Eurohome UK Mortgages PLC, Series 2007-2, Class B2, 8.11% (SONIA + 4.12%), 09/15/2044(a)(c)(k)	GBP	3,750,000	4,766,907
Eurosail PLC, Series 2007-4X, Class D1A, 5.86% (SONIA + 1.87%), 06/13/2045(a)(c)(k)	GBP	4,094,013	4,674,380
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 5.00% (SONIA + 1.01%), 03/13/2045(a)(c)(k)	GBP	2,500,000	2,867,925
Series 2007-1X, Class D1A, 2.85% (3 mo. EURIBOR + 0.84%), 03/13/2045(a)(c)(k)	EUR	3,967,000	3,912,152
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 0.00% (SONIA + 2.50%), 12/20/2066(a)(c)(f)(k)	GBP	6,442,000	8,473,161
Series 2025-1, Class F, 0.00% (SONIA + 3.50%), 12/20/2066(a)(c)(f)(k)	GBP	4,628,000	6,087,311
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.99% (SONIA + 4.00%), 07/20/2055(a)(c)(k)	GBP	2,200,000	2,893,651
Series 1A, Class FR, 8.99% (SONIA + 5.00%), 07/20/2055(a)(c)(k)	GBP	2,000,000	2,630,586
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(c)(f)(l)	GBP	207,500,000	2,661,322
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 7.61% (SONIA + 3.62%), 10/15/2048(a)(c)(k)	GBP	3,129,741	4,046,458
Series 2007-1X, Class B2, 7.11% (SONIA + 3.12%), 04/15/2049(a)(c)(k)	GBP	1,891,506	2,327,757
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco International Bond Fund

	Principal Amount		Value
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31% (SONIA + 3.32%), 03/13/2046(a)(c)(k)	GBP	6,580,280	$7,997,971
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(a)(c)(f)(k)	GBP	2,700,000	3,580,923
Series 2024-3X, Class E, 7.73% (SONIA + 3.75%), 11/15/2032(a)(c)(k)	GBP	3,480,000	4,629,836
Newgate Funding PLC,
Series 2006-2, Class CB, 2.45% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(c)(k)	EUR	1,412,749	1,502,007
Series 2007-2X, Class CB, 2.45% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(c)(k)	EUR	1,772,031	1,736,979
Series 2007-1X, Class CB, 2.43% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(c)(k)	EUR	1,037,130	1,039,354
Series 2007-3X, Class CB, 3.51% (3 mo. EURIBOR + 1.50%), 12/15/2050(a)(c)(k)	EUR	999,806	1,102,048
RMAC Securities No. 1 PLC,
Series 2006-NS4X, Class B1C, 2.88% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(c)(k)	EUR	5,235,073	5,550,752
Series 2006-NS3X, Class A2, 4.26% (SONIA + 0.27%), 06/12/2044(a)(c)(k)	GBP	10,519,493	13,558,710
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.49% (SONIA + 4.50%), 07/20/2053(a)(c)(k)	GBP	1,000,000	1,315,735
Series 2024-GR6X, Class E, 7.49% (SONIA + 3.50%), 07/20/2053(a)(c)(k)	GBP	1,435,000	1,895,169
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024- GR7X, Class E, 7.23% (SONIA + 3.25%), 04/20/2051(a)(c)(k)	GBP	1,125,000	1,480,355
Sestante Finance S.r.l., Series 2005, Class C1, 2.83% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(c)(k)	EUR	9,700,000	5,883,164
IM Pastor 4, FTA, Series B, 2.22% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(c)(k)	EUR	3,800,000	3,073,329
	Principal Amount		Value
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(j)		$10,843,617	$10,301,436
0.00%, 12/31/2043(a)(f)(j)	ARS	117,222,368	77,000
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(f)(j)(l)	ARS	445,000,000	2,174,145
Hera Financing DAC,
Series 2024-1A, Class B, 6.94% (SONIA + 2.95%), 11/17/2034(a)(c)(k)	GBP	2,330,532	3,067,795
Series 2024-1A, Class C, 7.74% (SONIA + 3.75%), 11/17/2034(a)(c)(k)	GBP	1,331,590	1,749,227
Series 2024-1A, Class A, 5.89% (SONIA + 1.90%), 11/17/2034(a)(c)(k)	GBP	1,665,237	2,192,616
Allied Credit ABS Trust, Series 2025-2, Class A, 4.42% (1 mo. BBSW + 0.87%), 09/17/2033(a)(c)(k)	AUD	5,000,000	3,271,500
Latitude Australia Personal Loans Trust, Series 2025-1, Class A, 4.47% (1 mo. BBSW + 1.00%), 09/17/2033(a)(c)(k)	AUD	2,122,882	1,391,085
Panorama Auto Trust, Series 2025-1, Class A, 4.48% (1 mo. BBSW + 0.97%), 03/15/2033(a)(c)(k)	AUD	3,374,603	2,211,028
Pepper Residential Securities Trust No. 41, Series A1-A, 4.55% (1 mo. BBSW + 1.00%), 07/12/2067(a)(c)(k)	AUD	10,000,000	6,544,813
Progress Trust, Series 2023-2, Class A, 4.66% (1 mo. BBSW + 1.15%), 07/12/2054(a)(k)	AUD	7,127,528	4,701,409
RAF Trust, Series 2025-1, Class A, 4.48% (1 mo. BBSW + 0.95%), 12/09/2031(a)(c)(k)	AUD	956,022	626,213
Total Asset-Backed Securities (Cost $153,191,777)			144,537,250
U.S. Treasury Securities–7.07%
U.S. Treasury Bills–7.07%
3.63 - 4.14%, 05/14/2026 (Cost $91,067,048)(m)(n)(o)		$91,067,048	91,245,716
	Shares
Common Stocks & Other Equity Interests–4.24%
Argentina–4.24%
Banco BBVA Argentina S.A.		940,430	5,380,831
Banco Macro S.A., Class B		1,209,399	11,272,348
Grupo Financiero Galicia S.A., Class B		2,683,990	16,424,004
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco International Bond Fund

Shares		Value
Argentina–(continued)
Pampa Energia S.A.(p)	1,450,000	$5,193,411
YPF S.A., ADR(h)(p)	70,000	2,550,100
YPF S.A., Class D(p)	365,000	13,830,195
Total Common Stocks & Other Equity Interests (Cost $32,001,945)		54,650,889
Principal Amount
Commercial Paper–0.11%
Argentina–0.11%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(j)(o)	301,634	302,177
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(j)(o)	354,135	356,924
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(j)(o)	487,560	494,061
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(j)(o)	215,997	219,562
Total Commercial Paper (Cost $1,359,326)		1,372,724
Shares
Money Market Funds–14.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(q)(r)	63,741,013	63,741,013
Invesco Treasury Portfolio, Institutional Class, 3.96%(q)(r)	118,376,168	118,376,168
Total Money Market Funds (Cost $182,117,181)		182,117,181
Shares		Value

Options Purchased–5.13%
(Cost $79,203,705)(s)		$66,209,300
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.26% (Cost $1,290,122,421)		1,280,669,765
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.16%
Invesco Private Government Fund, 4.13%(q)(r)(t)	4,151,180	4,151,180
Invesco Private Prime Fund, 4.30%(q)(r)(t)	10,802,417	10,805,657
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,956,866)		14,956,837
TOTAL INVESTMENTS IN SECURITIES—100.42% (Cost $1,305,079,287)		1,295,626,602
OTHER ASSETS LESS LIABILITIES–(0.42)%		(5,426,035)
NET ASSETS–100.00%		$1,290,200,567
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BBSW	– Bank Bill Swap Rate
BRL	– Brazilian Real
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
MXN	– Mexican Peso
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $440,631,438, which represented 34.15% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at October 31, 2025.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2025.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on October 31, 2025.

(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(n)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1Q.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Non-income producing security.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5	$347,766,132	$(284,025,124)	$-	$-	$63,741,013	$1,144,682
Invesco Treasury Portfolio, Institutional Class	-	645,851,388	(527,475,220)	-	-	118,376,168	2,105,704
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,165,492	33,679,379	(33,693,691)	-	-	4,151,180	176,809*
Invesco Private Prime Fund	10,866,263	77,270,032	(77,331,497)	472	387	10,805,657	477,404*
Total	$15,031,760	$1,104,566,931	$(922,525,532)	$472	$387	$197,074,018	$3,904,599

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Put	12/19/2025	42	USD	6,100.00	USD	25,620,000	$103,950
S&P 500 Index	Put	01/16/2026	42	USD	6,100.00	USD	25,620,000	190,260
Total Index Options Purchased								$294,210

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.68	AUD	10,000,000	$321,392
AUD versus USD	Call	Merrill Lynch International	12/16/2025	USD	0.67	AUD	75,000,000	48,140
AUD versus USD	Call	Merrill Lynch International	03/12/2026	USD	0.68	AUD	50,000,000	237,478
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	15,000,000	117,332
AUD versus USD	Call	UBS AG	08/21/2026	USD	0.69	AUD	50,000,000	466,647
EUR versus USD	Call	Deutsche Bank AG	11/12/2025	USD	1.22	EUR	10,000,000	2,179
EUR versus USD	Call	Deutsche Bank AG	01/16/2026	USD	1.21	EUR	10,000,000	452,242
EUR versus USD	Call	Deutsche Bank AG	02/04/2026	USD	1.24	EUR	7,500,000	184,611
EUR versus USD	Call	Goldman Sachs International	02/09/2026	USD	1.19	EUR	7,500,000	3,856
EUR versus USD	Call	Goldman Sachs International	02/13/2026	USD	1.20	EUR	10,000,000	686,449
EUR versus USD	Call	Goldman Sachs International	02/25/2026	USD	1.20	EUR	12,500,000	736,659
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	02/02/2026	USD	1.19	EUR	11,670,000	5,260
EUR versus USD	Call	Merrill Lynch International	02/06/2026	USD	1.20	EUR	10,000,000	529,896
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	16,670,000	146,858
Subtotal — Foreign Currency Call Options Purchased								3,938,999
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	12,500,000	171,591
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	20,000,000	358,770
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	7,500,000	165,172
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	7,500,000	305,042
EUR versus INR	Put	Goldman Sachs International	03/16/2026	INR	100.00	EUR	5,000,000	790,401
EUR versus INR	Put	Merrill Lynch International	03/16/2026	INR	99.50	EUR	5,000,000	643,421
EUR versus INR	Put	Merrill Lynch International	07/27/2026	INR	98.50	EUR	5,000,000	560,891
EUR versus NOK	Put	Deutsche Bank AG	01/08/2026	NOK	11.40	EUR	5,000,000	488,631
EUR versus NOK	Put	Goldman Sachs International	12/10/2025	NOK	11.50	EUR	7,500,000	1,215,616
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	01/07/2026	NOK	11.50	EUR	5,000,000	721,588
USD versus BRL	Put	Barclays Bank PLC	01/14/2026	BRL	5.25	USD	2,500,000	341,670
USD versus BRL	Put	Goldman Sachs International	12/11/2025	BRL	5.33	USD	6,250,000	1,295,300
USD versus BRL	Put	Goldman Sachs International	12/15/2025	BRL	5.28	USD	12,500,000	1,830,213
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	12/18/2025	BRL	5.10	USD	7,500,000	112,755
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.40	USD	50,000,000	963,050
USD versus BRL	Put	Merrill Lynch International	03/24/2026	BRL	5.40	USD	50,000,000	836,950
USD versus BRL	Put	Morgan Stanley and Co. International PLC	01/30/2026	BRL	5.10	USD	3,750,000	198,690
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	12,500,000	20,213
USD versus CAD	Put	Morgan Stanley and Co. International PLC	11/05/2025	CAD	1.28	USD	12,500,000	13
USD versus CLP	Put	Morgan Stanley and Co. International PLC	12/18/2025	CLP	945.00	USD	25,000,000	562,850
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	10,000,000	73,090
USD versus JPY	Put	Deutsche Bank AG	12/17/2025	JPY	144.00	USD	10,000,000	137,860
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	50,000,000	56,100
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	07/03/2026	JPY	120.00	USD	12,500,000	106,350
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	5,000,000	35,775
USD versus KRW	Put	Goldman Sachs International	01/27/2026	KRW	1,360.00	USD	7,500,000	817,687
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	116,670,000	131,720
USD versus KRW	Put	Morgan Stanley and Co. International PLC	12/08/2025	KRW	1,200.00	USD	15,000,000	390
USD versus MXN	Put	Goldman Sachs International	11/28/2025	MXN	18.30	USD	4,000,000	567,112
USD versus MXN	Put	Goldman Sachs International	02/18/2026	MXN	18.10	USD	10,000,000	731,550
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/28/2026	MXN	18.25	USD	5,000,000	402,530
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus MXN	Put	Merrill Lynch International	12/31/2025	MXN	17.95	USD	7,500,000	$350,932
USD versus MXN	Put	Merrill Lynch International	07/27/2026	MXN	17.90	USD	10,000,000	1,751,440
USD versus ZAR	Put	Goldman Sachs International	01/15/2026	ZAR	16.80	USD	5,000,000	502,090
USD versus ZAR	Put	Goldman Sachs International	03/26/2026	ZAR	17.25	USD	50,000,000	894,600
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	01/16/2026	ZAR	17.15	USD	5,000,000	1,041,385
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	01/28/2026	ZAR	17.10	USD	5,000,000	892,960
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/13/2026	ZAR	16.80	USD	5,000,000	550,970
USD versus ZAR	Put	UBS AG	12/16/2025	ZAR	17.10	USD	100,000,000	319,300
Subtotal — Foreign Currency Put Options Purchased								20,946,668
Total Foreign Currency Options Purchased								$24,885,667

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,576,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Goldman Sachs International	2.79%	Receive	6 Month EURIBOR	Semi-Annually	02/16/2026	EUR	38,330,000	$713,545
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.70	Receive	6 Month EURIBOR	Semi-Annually	08/07/2026	EUR	18,330,000	335,462
10 Year Interest Rate Swap	Call	Merrill Lynch International	2.69	Receive	6 Month EURIBOR	Semi-Annually	08/18/2026	EUR	37,670,000	674,286
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.78	Receive	6 Month EURIBOR	Semi-Annually	09/14/2026	EUR	35,550,000	824,957
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	33,333,333	1,638,683
2 Year Interest Rate Swap	Call	Barclays Bank PLC	3.25	Receive	SOFR	Annually	05/21/2026	USD	666,670,000	3,093,042
2 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.28	Receive	SOFR	Annually	01/29/2026	USD	173,330,000	460,772
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	195,560,000	2,293,276
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	66,670,000	1,723,361
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.36	Receive	6 Month EURIBOR	Semi-Annually	02/06/2026	EUR	93,330,000	481,545
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	98,330,000	780,861
Subtotal — Interest Rate Call Swaptions Purchased										13,019,790
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.71	Pay	SOFR	Annually	07/07/2026	USD	19,170,000	401,814
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	33,333,333	1,976,853
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	100,000,000	20,809,091
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	66,670,000	3,884,449
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.92	Pay	6 Month EURIBOR	Semi-Annually	02/09/2026	EUR	33,330,000	937,426
Subtotal — Interest Rate Put Swaptions Purchased										28,009,633
Total Interest Rate Swaptions Purchased										$41,029,423

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,576,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date(b)	Implied Credit Spread	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	106.00%	Markit CDX North America Investment Grade Index, Series 45, Version 1	(5.00)%	Quarterly	11/19/2025	3.273%	USD	50,000,000	$(100,716)
BNP Paribas S.A.	Put	102.00	Markit CDX North America High Yield Index, Series 45, Version 1	(5.00)	Quarterly	01/21/2026	3.273	USD	50,000,000	(165,602)
Goldman Sachs International	Put	105.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	01/21/2026	3.064	USD	65,000,000	(357,440)
Goldman Sachs International	Put	70.00	Markit CDX North America Investment Grade Index, Series 45, Version 1	(1.00)	Quarterly	01/21/2026	0.524	USD	100,000,000	(87,752)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 43, Version 2	(5.00)	Quarterly	12/17/2025	2.449	EUR	50,000,000	(73,947)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	12/17/2025	3.064	USD	60,000,000	(174,916)
J.P. Morgan Chase Bank, N.A.	Put	325.00	Markit iTraxx Europe Crossover Index, Series 43, Version 2	(5.00)	Quarterly	01/21/2026	2.449	EUR	50,000,000	(201,371)
Total Credit Default Swaptions Written										$(1,161,744)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,576,000.
(b)
Implied credit spreads represent the current level, as of October 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	03/12/2026	USD	0.71	AUD	50,000,000	$(45,376)
USD versus BRL	Call	Deutsche Bank AG	12/16/2025	BRL	5.65	USD	50,000,000	(263,750)
USD versus BRL	Call	Goldman Sachs International	06/18/2026	BRL	6.00	USD	105,000,000	(2,453,115)
USD versus BRL	Call	Goldman Sachs International	07/06/2027	BRL	6.75	USD	75,000,000	(3,551,925)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	6.00	USD	25,000,000	(609,875)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	33,350,000	(202,801)
USD versus BRL	Call	Merrill Lynch International	03/24/2026	BRL	5.90	USD	50,000,000	(688,600)
USD versus BRL	Call	Merrill Lynch International	07/03/2026	BRL	6.40	USD	75,000,000	(1,015,800)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	12/18/2025	CLP	1,025.00	USD	25,000,000	(64,825)
USD versus IDR	Call	Goldman Sachs International	08/13/2026	IDR	17,000.00	USD	50,000,000	(1,051,800)
USD versus KRW	Call	Merrill Lynch International	05/15/2026	KRW	1,455.00	USD	33,330,000	(456,488)
USD versus MXN	Call	Merrill Lynch International	07/27/2026	MXN	22.00	USD	37,500,000	(261,900)
USD versus TRY	Call	Goldman Sachs International	07/27/2026	TRY	54.45	USD	25,000,000	(1,279,550)
USD versus TRY	Call	Goldman Sachs International	08/27/2026	TRY	54.65	USD	62,500,000	(3,816,250)
USD versus ZAR	Call	Goldman Sachs International	03/26/2026	ZAR	18.75	USD	50,000,000	(418,000)
USD versus ZAR	Call	Goldman Sachs International	08/14/2026	ZAR	19.50	USD	25,000,000	(363,475)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	20.00	USD	12,500,000	(83,538)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	21.50	USD	25,000,000	(75,050)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2026	ZAR	20.50	USD	37,500,000	(214,313)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	09/14/2026	ZAR	20.50	USD	50,000,000	(517,650)
Subtotal — Foreign Currency Call Options Written								(17,434,081)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	02/25/2026	USD	0.62	AUD	62,500,000	$(178,951)
AUD versus USD	Put	Merrill Lynch International	12/16/2025	USD	0.65	AUD	75,000,000	(276,278)
AUD versus USD	Put	Merrill Lynch International	03/12/2026	USD	0.64	AUD	50,000,000	(377,825)
AUD versus USD	Put	UBS AG	08/21/2026	USD	0.61	AUD	50,000,000	(314,915)
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.35	USD	105,000,000	(1,685,250)
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	5.30	USD	75,000,000	(1,572,225)
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.05	USD	50,000,000	(238,700)
USD versus BRL	Put	Merrill Lynch International	03/24/2026	BRL	5.05	USD	50,000,000	(112,150)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	12/18/2025	CLP	890.00	USD	25,000,000	(86,475)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	25,000,000	(602,900)
USD versus ZAR	Put	Goldman Sachs International	03/26/2026	ZAR	16.50	USD	50,000,000	(247,150)
Subtotal — Foreign Currency Put Options Written								(5,692,819)
Total Foreign Currency Options Written								$(23,126,900)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,576,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	2.73%	SOFR	Receive	Annually	05/21/2026	USD	666,670,000	$(1,029,625)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	3.25	SOFR	Receive	Annually	05/21/2026	USD	213,330,000	(1,686,165)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.75	SOFR	Receive	Annually	12/26/2025	USD	30,590,000	(191,319)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.10	SOFR	Receive	Annually	03/03/2026	USD	100,000,000	(355,376)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.80	6 Month EURIBOR	Receive	Semi-Annually	09/11/2026	EUR	21,000,000	(866,836)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.70	SOFR	Receive	Annually	01/15/2026	USD	28,330,000	(201,673)
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.44	SOFR	Receive	Annually	01/29/2026	USD	36,670,000	(179,310)
2 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.93	SOFR	Receive	Annually	01/29/2026	USD	173,330,000	(149,143)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	337,500,000	(3,361,004)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.40	SOFR	Receive	Annually	03/09/2026	USD	215,600,000	(1,317,749)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	6 Month EURIBOR	Receive	Semi-Annually	09/12/2030	EUR	17,780,000	(2,075,563)
30 Year Interest Rate Swap	Call	Goldman Sachs International	2.96	6 Month EURIBOR	Receive	Semi-Annually	02/16/2026	EUR	16,670,000	(621,503)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	40,000,000	(852,902)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.65	6 Month EURIBOR	Receive	Semi-Annually	07/30/2026	EUR	50,000,000	(1,278,378)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.60	6 Month EURIBOR	Receive	Semi-Annually	08/07/2026	EUR	11,330,000	(260,231)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.85	SOFR	Receive	Annually	02/23/2026	USD	40,000,000	(788,943)
30 Year Interest Rate Swap	Call	Merrill Lynch International	2.79	6 Month EURIBOR	Receive	Semi-Annually	08/18/2026	EUR	16,330,000	(619,334)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.50	CORRA	Receive	Semi-Annually	12/02/2025	CAD	50,000,000	(132,623)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.58	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	20,000,000	(556,825)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Receive	Semi-Annually	06/24/2026	EUR	16,670,000	(563,601)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70%	SOFR	Receive	Annually	01/20/2026	USD	100,000,000	$(768,923)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.78	6 Month EURIBOR	Receive	Semi-Annually	02/06/2026	EUR	22,330,000	(384,214)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.75	SOFR	Receive	Annually	06/22/2026	USD	20,000,000	(506,233)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.74	6 Month EURIBOR	Receive	Semi-Annually	09/14/2026	EUR	12,660,000	(749,995)
Subtotal—Interest Rate Call Swaptions Written										(19,497,468)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	SONIA	Pay	Annually	05/10/2027	GBP	33,330,000	(722,647)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.73	6 Month EURIBOR	Pay	Semi-Annually	05/24/2027	EUR	107,500,000	(1,154,594)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.65	SOFR	Pay	Annually	03/03/2026	USD	100,000,000	(340,887)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.32	6 Month EURIBOR	Pay	Semi-Annually	02/09/2026	EUR	66,670,000	(312,162)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.60	SOFR	Pay	At Maturity	06/21/2027	USD	666,670,000	(1,574,315)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.00	CORRA	Pay	Semi-Annually	12/02/2025	CAD	50,000,000	(888)
10 Year Interest Rate Swap	Put	Merrill Lynch International	4.34	6 Month BBSW	Pay	Semi-Annually	12/11/2025	AUD	66,670,000	(351,446)
10 Year Interest Rate Swap	Put	Merrill Lynch International	4.38	6 Month BBSW	Pay	Semi-Annually	01/29/2026	AUD	66,670,000	(460,639)
10 Year Interest Rate Swap	Put	Merrill Lynch International	4.37	6 Month BBSW	Pay	Semi-Annually	01/28/2026	AUD	100,000,000	(716,223)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	44,000,000	(956,228)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.19	6 Month EURIBOR	Pay	Semi-Annually	01/29/2026	EUR	333,330,000	(362,259)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.86	6 Month EURIBOR	Pay	Semi-Annually	09/11/2026	EUR	68,330,000	(1,074,492)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	SONIA	Pay	Annually	10/22/2027	GBP	53,335,000	(2,949,939)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.16	SOFR	Pay	Annually	07/07/2026	USD	19,170,000	(157,945)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.43	SOFR	Pay	Annually	07/07/2026	USD	200,000,000	(621,676)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.10	SOFR	Pay	At Maturity	09/21/2026	USD	583,330,000	(1,831,831)
Subtotal—Interest Rate Put Swaptions Written										(13,588,171)
Total Interest Rate Swaptions Written										$(33,085,639)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,576,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,981	December-2025	$829,012,150	$(126,885)	$(126,885)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	25	December-2025	(2,887,109)	(34,417)	(34,417)
Total Futures Contracts				$(161,302)	$(161,302)

(a)	Futures contracts collateralized by $236,636 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco International Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/04/2025	Deutsche Bank AG	USD	11,248,242	BRL	60,563,910	$9,095
11/18/2025	Deutsche Bank AG	USD	76,776,000	EUR	70,000,000	3,973,148
12/17/2025	Deutsche Bank AG	CZK	17,543,322	USD	843,713	11,851
12/17/2025	Deutsche Bank AG	EUR	24,500,000	USD	28,903,875	595,052
12/17/2025	Deutsche Bank AG	INR	3,082,681,000	USD	34,834,128	190,268
12/17/2025	Deutsche Bank AG	JPY	295,066,000	USD	1,939,863	16,965
12/17/2025	Deutsche Bank AG	KRW	19,663,000,000	USD	13,851,768	67,521
12/17/2025	Deutsche Bank AG	NOK	563,878,473	USD	56,445,000	779,586
12/17/2025	Deutsche Bank AG	PLN	86,630,378	USD	23,854,603	405,616
12/17/2025	Deutsche Bank AG	SGD	79,062,968	USD	61,765,000	823,489
12/17/2025	Deutsche Bank AG	THB	1,015,055,071	USD	32,190,247	690,192
11/04/2025	Goldman Sachs International	BRL	67,333,531	USD	12,545,000	29,357
11/04/2025	Goldman Sachs International	USD	155,965,777	BRL	848,206,709	1,694,928
11/06/2025	Goldman Sachs International	USD	12,500,000	BRL	70,375,000	573,443
12/17/2025	Goldman Sachs International	CNY	44,785,000	USD	6,330,339	8,457
12/17/2025	Goldman Sachs International	EUR	19,958,958	USD	23,615,000	553,179
12/17/2025	Goldman Sachs International	INR	1,711,463,023	USD	19,250,000	16,195
12/17/2025	Goldman Sachs International	JPY	3,724,533,002	USD	25,085,000	812,817
12/17/2025	Goldman Sachs International	USD	22,253,024	MXN	418,303,450	161,224
12/29/2025	Goldman Sachs International	EUR	11,750,000	USD	13,766,300	180,266
05/08/2026	Goldman Sachs International	JPY	2,223,200,000	USD	16,000,000	1,324,338
03/19/2027	Goldman Sachs International	INR	22,223,750,000	USD	250,000,000	7,810,028
12/17/2025	HSBC Bank USA	AUD	7,423,473	USD	4,918,977	59,512
12/17/2025	HSBC Bank USA	GBP	10,999,506	USD	14,810,625	359,786
11/04/2025	J.P. Morgan Chase Bank, N.A.	USD	250,836,530	BRL	1,350,529,516	193,594
12/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	93,345,000	USD	17,247,783	21,948
12/02/2025	J.P. Morgan Chase Bank, N.A.	USD	36,478,577	BRL	197,692,000	3,396
12/04/2025	J.P. Morgan Chase Bank, N.A.	ZAR	857,055,000	USD	50,000,000	668,125
12/17/2025	J.P. Morgan Chase Bank, N.A.	AUD	115,276,258	USD	76,202,621	741,849
12/17/2025	J.P. Morgan Chase Bank, N.A.	CAD	69,340,761	USD	49,706,297	155,332
12/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	334,200,554	USD	392,972,153	6,816,051
12/17/2025	J.P. Morgan Chase Bank, N.A.	GBP	121,119,646	USD	163,962,320	4,838,767
12/17/2025	J.P. Morgan Chase Bank, N.A.	JPY	8,236,130,031	USD	56,435,723	2,762,187
12/17/2025	J.P. Morgan Chase Bank, N.A.	NOK	67,075,377	USD	6,802,377	180,776
12/17/2025	J.P. Morgan Chase Bank, N.A.	NZD	4,078,481	USD	2,438,573	100,392
12/17/2025	J.P. Morgan Chase Bank, N.A.	SEK	177,000	USD	19,088	409
12/18/2025	J.P. Morgan Chase Bank, N.A.	USD	16,750,000	MXN	322,831,125	546,677
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,572,412,500	USD	11,250,000	820,324
11/04/2025	Merrill Lynch International	USD	22,387,557	BRL	120,541,322	18,102
12/17/2025	Merrill Lynch International	CAD	1,655,000	USD	1,199,597	16,932
12/17/2025	Merrill Lynch International	IDR	553,902,790,000	USD	33,550,550	269,122
12/17/2025	Merrill Lynch International	INR	1,316,727,900	USD	14,900,000	102,317
12/17/2025	Merrill Lynch International	KRW	14,942,784,045	USD	10,830,655	355,396
12/17/2025	Merrill Lynch International	USD	33,103,688	CLP	31,494,849,197	316,187
12/17/2025	Merrill Lynch International	USD	30,479,115	COP	120,441,270,250	582,495
12/17/2025	Merrill Lynch International	USD	20,000,000	ZAR	347,890,000	6,522
11/04/2025	Morgan Stanley and Co. International PLC	USD	12,828,190	BRL	69,070,823	10,372
11/12/2025	Morgan Stanley and Co. International PLC	USD	65,000,000	BRL	360,262,500	1,809,925
12/10/2025	Morgan Stanley and Co. International PLC	KRW	25,501,255,000	USD	19,045,000	1,173,501
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	Morgan Stanley and Co. International PLC	HUF	9,027,943,772	USD	26,866,849	$106,673
12/17/2025	Morgan Stanley and Co. International PLC	JPY	10,192,145,070	USD	68,990,000	2,569,428
12/17/2025	Morgan Stanley and Co. International PLC	USD	61,765,000	CNY	438,105,322	78,251
12/17/2025	Morgan Stanley and Co. International PLC	USD	24,705,000	INR	2,203,982,460	63,849
12/17/2025	Morgan Stanley and Co. International PLC	USD	1,495,597	PEN	5,238,000	58,277
12/17/2025	Morgan Stanley and Co. International PLC	USD	43,076,877	ZAR	754,125,350	291,501
12/17/2025	Royal Bank of Canada	EUR	105,208,465	USD	124,071,559	2,507,157
12/17/2025	Standard Chartered Bank PLC	MXN	1,618,566,086	USD	87,186,805	458,041
11/04/2025	UBS AG	BRL	592,647,142	USD	110,727,564	569,079
11/04/2025	UBS AG	USD	110,069,488	BRL	592,647,142	88,997
12/17/2025	UBS AG	EUR	21,288,495	USD	25,085,000	486,949
12/17/2025	UBS AG	ZAR	217,940,311	USD	12,542,500	9,149
Subtotal—Appreciation						50,944,362
Currency Risk
11/04/2025	Deutsche Bank AG	BRL	60,563,910	USD	11,000,000	(257,337)
11/14/2025	Deutsche Bank AG	USD	15,859,476	EUR	13,500,000	(289,938)
11/18/2025	Deutsche Bank AG	EUR	32,500,000	USD	34,417,500	(3,073,176)
12/17/2025	Deutsche Bank AG	AUD	17,180,589	USD	11,200,000	(46,553)
12/17/2025	Deutsche Bank AG	CNY	438,013,724	USD	61,765,000	(65,321)
12/17/2025	Deutsche Bank AG	USD	11,805,000	AUD	17,670,325	(237,862)
12/17/2025	Deutsche Bank AG	USD	906,315	CZK	18,845,000	(12,730)
12/17/2025	Deutsche Bank AG	USD	160,825,150	EUR	136,378,783	(3,244,624)
12/17/2025	Deutsche Bank AG	USD	23,499,671	INR	2,079,626,920	(128,358)
12/17/2025	Deutsche Bank AG	USD	24,206,961	PLN	87,910,000	(411,608)
12/17/2025	Deutsche Bank AG	USD	61,765,000	SGD	79,185,818	(728,797)
12/17/2025	Deutsche Bank AG	USD	13,357,061	THB	421,188,216	(286,389)
12/19/2025	Deutsche Bank AG	USD	46,500,000	JPY	6,772,120,500	(2,357,946)
11/04/2025	Goldman Sachs International	BRL	780,873,178	USD	144,418,804	(726,258)
12/17/2025	Goldman Sachs International	MXN	2,392,311,244	USD	127,266,845	(922,051)
12/17/2025	Goldman Sachs International	USD	6,089,942	CNY	43,084,273	(8,135)
12/17/2025	Goldman Sachs International	USD	71,128,565	EUR	60,750,000	(934,237)
12/17/2025	Goldman Sachs International	USD	47,000,000	MXN	871,312,100	(311,871)
01/29/2026	Goldman Sachs International	KRW	40,369,700,000	USD	28,280,000	(76,319)
06/23/2026	Goldman Sachs International	BRL	88,764,000	USD	15,600,000	(45,666)
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(7,810,028)
11/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	1,350,529,516	USD	250,326,545	(703,577)
11/06/2025	J.P. Morgan Chase Bank, N.A.	BRL	70,375,000	USD	13,059,979	(13,465)
11/12/2025	J.P. Morgan Chase Bank, N.A.	BRL	111,108,000	USD	20,000,000	(604,746)
12/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	890,329,123	USD	164,285,552	(15,296)
12/03/2025	J.P. Morgan Chase Bank, N.A.	AUD	23,330,000	USD	15,066,514	(203,558)
12/17/2025	J.P. Morgan Chase Bank, N.A.	INR	1,733,521,750	USD	19,445,000	(36,706)
12/17/2025	J.P. Morgan Chase Bank, N.A.	TRY	36,405,000	USD	811,272	(24,569)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	19,485,097	AUD	29,476,270	(189,691)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	26,195,567	CAD	36,600,011	(41,169)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	260,903,707	EUR	222,169,468	(4,195,288)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	9,409,877	GBP	6,950,646	(278,316)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	23,615,000	IDR	387,258,134,300	(346,471)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	29,520,000	INR	2,614,055,040	(142,664)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	72,858,773	JPY	10,636,528,362	(3,542,226)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	29,520,000	KRW	40,685,349,600	(998,569)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	62,988,941	NOK	624,082,200	$(1,380,287)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	2,439,953	NZD	4,080,788	(100,449)
12/17/2025	J.P. Morgan Chase Bank, N.A.	ZAR	437,486,589	USD	25,135,000	(24,059)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	138,975,000	USD	7,500,000	(380,236)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	30,150,000	USD	5,000,000	(288,503)
11/04/2025	Merrill Lynch International	BRL	120,541,322	USD	22,000,000	(405,658)
12/17/2025	Merrill Lynch International	CLP	31,405,767,382	USD	33,010,056	(315,293)
12/17/2025	Merrill Lynch International	COP	203,208,170,000	USD	51,424,276	(982,783)
12/17/2025	Merrill Lynch International	USD	1,296,728	CAD	1,789,007	(18,303)
12/17/2025	Merrill Lynch International	USD	14,902,750	EUR	12,500,000	(459,473)
12/17/2025	Merrill Lynch International	USD	32,847,018	IDR	542,287,839,200	(263,479)
12/17/2025	Merrill Lynch International	USD	44,190,830	KRW	60,968,983,780	(1,450,072)
12/17/2025	Merrill Lynch International	USD	1,871,825	ZAR	32,311,125	(13,671)
12/17/2025	Merrill Lynch International	ZAR	218,525,168	USD	12,542,500	(24,485)
02/09/2026	Merrill Lynch International	BRL	11,025,000	USD	1,750,000	(252,912)
04/09/2026	Merrill Lynch International	AUD	9,000,000	USD	5,460,300	(434,776)
05/12/2026	Merrill Lynch International	EUR	12,000,000	USD	13,854,000	(114,157)
11/04/2025	Morgan Stanley and Co. International PLC	BRL	69,070,823	USD	12,586,250	(252,312)
12/04/2025	Morgan Stanley and Co. International PLC	USD	50,000,000	ZAR	862,243,732	(369,463)
12/17/2025	Morgan Stanley and Co. International PLC	AUD	38,568,940	USD	25,135,000	(112,541)
12/17/2025	Morgan Stanley and Co. International PLC	IDR	395,078,950,000	USD	23,615,000	(123,446)
12/17/2025	Morgan Stanley and Co. International PLC	PEN	10,476,000	USD	3,004,603	(103,145)
12/17/2025	Morgan Stanley and Co. International PLC	USD	23,615,000	CAD	32,383,724	(473,564)
12/17/2025	Morgan Stanley and Co. International PLC	USD	27,733,990	HUF	9,319,325,018	(110,116)
12/17/2025	Morgan Stanley and Co. International PLC	USD	50,000,000	JPY	7,429,500,000	(1,583,142)
12/17/2025	Morgan Stanley and Co. International PLC	USD	47,407,298	NOK	477,117,000	(306,874)
12/17/2025	Morgan Stanley and Co. International PLC	ZAR	1,191,343,530	USD	68,051,497	(460,505)
12/17/2025	Royal Bank of Canada	USD	78,820,388	EUR	66,500,000	(1,982,154)
12/17/2025	Royal Bank of Canada	USD	61,816,500	GBP	46,341,846	(933,898)
11/04/2025	UBS AG	BRL	127,317,000	USD	23,645,971	(19,119)
11/04/2025	UBS AG	USD	23,787,344	BRL	127,317,000	(122,254)
12/17/2025	UBS AG	NOK	469,181,324	USD	46,285,000	(32,023)
12/17/2025	UBS AG	USD	5,742,589	EUR	4,838,007	(152,454)
12/17/2025	UBS AG	USD	396,980	JPY	58,091,500	(18,407)
Subtotal—Depreciation						(47,375,528)
Total Forward Foreign Currency Contracts						$3,568,834

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Buy	(5.00)%	Quarterly	12/20/2030	3.273%	USD	70,000,000	$(5,241,053)	$(5,090,960)	$150,093
Markit iTraxx Europe Crossover Index, Series 44, Version 1	Buy	(5.00)	Quarterly	12/20/2030	2.649	EUR	90,000,000	(10,960,249)	(10,780,609)	179,640
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.303	EUR	7,500,000	72,743	182,727	109,984
Subtotal - Appreciation								(16,128,559)	(15,688,842)	439,717
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2026	0.51%	USD	8,000,000	$(1,742)	$(45,472)	$(43,730)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.224	EUR	7,500,000	(51,120)	(205,048)	(153,928)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.366	EUR	12,500,000	(433,520)	(445,989)	(12,469)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.721	USD	3,300,000	24,098	(34,911)	(59,009)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.427	USD	5,000,000	328,077	320,160	(7,917)
BNP Paribas S.A.	Sell	1.00	Quarterly	12/20/2030	0.472	EUR	12,500,000	407,826	370,136	(37,690)
Subtotal - Depreciation								273,619	(41,124)	(314,743)
Total Centrally Cleared Credit Default Swap Agreements								$(15,854,940)	$(15,729,966)	$124,974

(a)	Centrally cleared swap agreements collateralized by $11,118,970 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of October 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(4.45)%	Annually	09/26/2045	USD	8,333,333	$—	$931	$931
Receive	SOFR	Annually	(3.56)	Annually	12/12/2035	USD	13,995,000	—	129,495	129,495
Pay	6 Month EURIBOR	Semi-Annually	2.15	Annually	11/03/2027	EUR	978,750,000	—	188,921	188,921
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	175,091,060	—	192,756	192,756
Receive	6 Month EURIBOR	Semi-Annually	(2.87)	Annually	11/06/2055	EUR	31,500,000	—	228,034	228,034
Receive	SOFR	Annually	(3.87)	Annually	11/05/2055	USD	21,150,000	—	300,532	300,532
Receive	TONAR	Annually	(1.25)	Annually	05/19/2035	JPY	2,600,000,000	—	319,233	319,233
Receive	SOFR	Annually	(3.52)	Annually	12/10/2035	USD	27,670,000	—	357,706	357,706
Receive	SOFR	Annually	(3.85)	Annually	11/25/2055	USD	25,670,000	—	442,034	442,034
Pay	BZDIOVRA	At Maturity	13.58	At Maturity	01/02/2029	BRL	177,879,370	—	452,061	452,061
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	41,333,892	—	552,650	552,650
Receive	TONAR	Annually	(1.09)	Annually	05/12/2035	JPY	3,360,000,000	—	714,871	714,871
Receive	SOFR	Annually	(3.84)	Annually	11/04/2055	USD	42,000,000	—	852,098	852,098
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	82,252,969	—	1,123,902	1,123,902
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	82,611,331	—	1,422,261	1,422,261
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	161,807,673	—	1,704,703	1,704,703
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	2,293,558	2,293,558
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	11,760,000	84,675	3,033,509	2,948,834
Subtotal — Appreciation								84,675	14,309,255	14,224,580
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38%	Annually	12/20/2054	EUR	19,200,000	$—	$(2,304,582)	$(2,304,582)
Pay	SOFR	At Maturity	3.49	At Maturity	11/04/2026	USD	750,000,000	—	(1,008,097)	(1,008,097)
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	143,500,000	—	(850,512)	(850,512)
Pay	6 Month BBSW	Semi-Annually	4.15	Semi-Annually	08/11/2035	AUD	45,965,000	—	(415,775)	(415,775)
Receive	SOFR	Annually	(3.83)	Annually	08/04/2035	USD	29,995,000	—	(399,049)	(399,049)
Pay	TONAR	Annually	2.44	Annually	11/05/2055	JPY	5,570,000,000	—	(338,877)	(338,877)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	20,035,000	—	(332,113)	(332,113)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	20,035,000	—	(319,801)	(319,801)
Pay	6 Month EURIBOR	Semi-Annually	2.27	Annually	11/24/2030	EUR	82,500,000	(62,348)	(319,050)	(256,702)
Pay	6 Month BBSW	Semi-Annually	4.21	Semi-Annually	07/30/2035	AUD	46,205,000	—	(251,972)	(251,972)
Pay	SOFR	Annually	3.35	Annually	11/05/2027	USD	189,000,000	—	(153,706)	(153,706)
Pay	6 Month BBSW	Semi-Annually	4.23	Semi-Annually	07/10/2035	AUD	30,665,000	—	(139,726)	(139,726)
Pay	6 Month BBSW	Semi-Annually	4.24	Semi-Annually	07/10/2035	AUD	30,665,000	—	(111,642)	(111,642)
Pay	6 Month BBSW	Semi-Annually	4.19	Semi-Annually	08/29/2035	AUD	9,200,000	—	(62,266)	(62,266)
Pay	6 Month BBSW	Semi-Annually	4.15	Semi-Annually	08/11/2035	AUD	5,600,000	—	(48,726)	(48,726)
Receive	SOFR	Annually	(3.69)	Annually	09/04/2035	USD	5,935,000	—	(8,854)	(8,854)
Subtotal — Depreciation								(62,348)	(7,064,748)	(7,002,400)
Total Centrally Cleared Interest Rate Swap Agreements								$22,327	$7,244,507	$7,222,180

(a)	Centrally cleared swap agreements collateralized by $11,118,970 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00%	Quarterly	12/20/2029	1.633%	EUR	15,000,000	$1,506,526	$2,294,895	$788,369
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	0.484	EUR	31,891,370	5,368,854	6,342,268	973,414
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	1.633	EUR	10,000,000	1,028,414	1,529,930	501,516
Subtotal—Appreciation									7,903,794	10,167,093	2,263,299
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.113	USD	19,883,846	(1,562,572)	(1,990,695)	(428,123)
Total Over-The-Counter Credit Default Swap Agreements									$6,341,222	$8,176,398	$1,835,176

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $25,576,000.
(b)
Implied credit spreads represent the current level, as of October 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17
Invesco International Bond Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18
Invesco International Bond Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,108,005,240)*	$1,098,552,584
Investments in affiliated money market funds, at value (Cost $197,074,047)	197,074,018
Other investments:
Variation margin receivable—centrally cleared swap agreements	3,023,259
Swaps receivable — OTC	387,247
Unrealized appreciation on swap agreements — OTC	2,263,299
Premiums paid on swap agreements — OTC	6,341,222
Unrealized appreciation on forward foreign currency contracts outstanding	50,944,362
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	236,636
Cash collateral — centrally cleared swap agreements	11,118,970
Cash collateral — OTC Derivatives	25,576,000
Cash	41,008,308
Foreign currencies, at value (Cost $2,509,136)	2,524,212
Receivable for:
Investments sold	33,060,810
Fund shares sold	1,367,781
Dividends	566,348
Interest	13,623,892
Investment for trustee deferred compensation and retirement plans	296,011
Other assets	88,175
Total assets	1,488,053,134
Liabilities:
Other investments:
Options written, at value (premiums received $83,687,962)	57,374,283
Variation margin payable — futures contracts	455
Unrealized depreciation on forward foreign currency contracts outstanding	47,375,528
Swaps payable — OTC	115,989
Unrealized depreciation on swap agreements—OTC	428,123
Payable for:
Investments purchased	74,993,008
Dividends	959,874
Fund shares reacquired	614,619
Collateral upon return of securities loaned	14,956,866
Accrued fees to affiliates	435,106
Accrued trustees’ and officers’ fees and benefits	1,589
Accrued other operating expenses	301,116
Trustee deferred compensation and retirement plans	296,011
Total liabilities	197,852,567
Net assets applicable to shares outstanding	$1,290,200,567
Net assets consist of:
Shares of beneficial interest	$1,472,578,275
Distributable earnings (loss)	(182,377,708)
$1,290,200,567
Net Assets:
Class A	$382,595,873
Class C	$12,511,800
Class R	$35,522,869
Class Y	$617,741,478
Class R5	$1,576,263
Class R6	$240,252,284
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	81,057,273
Class C	2,660,141
Class R	7,546,045
Class Y	130,929,891
Class R5	333,499
Class R6	51,004,350
Class A:
Net asset value per share	$4.72
Maximum offering price per share (Net asset value of $4.72 ÷ 95.75%)	$4.93
Class C:
Net asset value and offering price per share	$4.70
Class R:
Net asset value and offering price per share	$4.71
Class Y:
Net asset value and offering price per share	$4.72
Class R5:
Net asset value and offering price per share	$4.73
Class R6:
Net asset value and offering price per share	$4.71

*	At October 31, 2025, securities with an aggregate value of $14,542,844 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19
Invesco International Bond Fund

Consolidated Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest (net of foreign withholding taxes of $369,839)	$60,215,434
Dividends (net of foreign withholding taxes of $77,721)	536,312
Dividends from affiliated money market funds (includes net securities lending income of $57,221)	3,307,607
Total investment income	64,059,353
Expenses:
Advisory fees	7,254,327
Administrative services fees	158,130
Custodian fees	830,266
Distribution fees:
Class A	913,434
Class C	124,825
Class R	174,933
Transfer agent fees — A, C, R and Y	1,674,002
Transfer agent fees — R5	1,452
Transfer agent fees — R6	67,061
Trustees’ and officers’ fees and benefits	29,356
Registration and filing fees	98,587
Reports to shareholders	114,114
Professional services fees	143,468
Other	23,627
Total expenses	11,607,582
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,290,860)
Net expenses	10,316,722
Net investment income	53,742,631
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $57,797)	14,571,747
Affiliated investment securities	387
Foreign currencies	(2,803,724)
Forward foreign currency contracts	(51,241,766)
Futures contracts	7,352,591
Options written	60,014,924
Swap agreements	(1,397,468)
26,496,691
Change in net unrealized appreciation of:
Unaffiliated investment securities	25,046,373
Affiliated investment securities	472
Foreign currencies	274,908
Forward foreign currency contracts	7,935,902
Futures contracts	407,732
Options written	37,068,307
Swap agreements	13,277,823
84,011,517
Net realized and unrealized gain	110,508,208
Net increase in net assets resulting from operations	$164,250,839
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20
Invesco International Bond Fund

Consolidated Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$53,742,631	$62,466,081
Net realized gain (loss)	26,496,691	(32,274,738)
Change in net unrealized appreciation	84,011,517	71,693,433
Net increase in net assets resulting from operations	164,250,839	101,884,776
Distributions to shareholders from distributable earnings:
Class A	(17,661,609)	(4,032,043)
Class C	(497,313)	(117,140)
Class R	(1,568,931)	(358,804)
Class Y	(23,026,565)	(4,566,587)
Class R5	(72,209)	(14,052)
Class R6	(11,424,988)	(2,898,513)
Total distributions from distributable earnings	(54,251,615)	(11,987,139)
Return of capital:
Class A	—	(15,602,891)
Class C	—	(453,301)
Class R	—	(1,388,472)
Class Y	—	(17,671,430)
Class R5	—	(54,379)
Class R6	—	(11,216,443)
Total return of capital	—	(46,386,916)
Total distributions	(54,251,615)	(58,374,055)
Share transactions–net:
Class A	(29,437,268)	(48,101,160)
Class C	(1,037,702)	(2,931,517)
Class R	(2,762,841)	(4,856,921)
Class Y	155,628,520	(33,080,296)
Class R5	66,842	216,263
Class R6	960,447	(147,508,354)
Net increase (decrease) in net assets resulting from share transactions	123,417,998	(236,261,985)
Net increase (decrease) in net assets	233,417,222	(192,751,264)
Net assets:
Beginning of year	1,056,783,345	1,249,534,609
End of year	$1,290,200,567	$1,056,783,345
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21
Invesco International Bond Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$4.28	$0.21	$0.44	$0.65	$(0.21)	$—	$(0.21)	$4.72	15.59%	$382,596	1.03%	1.18%	4.72%	88%
Year ended 10/31/24	4.15	0.23	0.11	0.34	(0.04)	(0.17)	(0.21)	4.28	8.28 (d)	375,296	1.04 (d)	1.17 (d)	5.23 (d)	102
Year ended 10/31/23	3.96	0.21	0.17	0.38	(0.04)	(0.15)	(0.19)	4.15	9.40 (d)	409,561	1.03 (d)	1.14 (d)	4.95 (d)	78
Year ended 10/31/22	5.08	0.15	(1.13)	(0.98)	—	(0.14)	(0.14)	3.96	(19.50)	449,632	1.16 (e)	1.18 (e)	3.21 (e)	90
Year ended 10/31/21	5.41	0.15	(0.33)	(0.18)	—	(0.15)	(0.15)	5.08	(3.54)	690,866	1.01	1.07	2.73	197
Class C
Year ended 10/31/25	4.26	0.18	0.44	0.62	(0.18)	—	(0.18)	4.70	14.79	12,512	1.78	1.93	3.97	88
Year ended 10/31/24	4.13	0.19	0.12	0.31	(0.04)	(0.14)	(0.18)	4.26	7.50	12,327	1.79	1.93	4.48	102
Year ended 10/31/23	3.94	0.18	0.16	0.34	(0.03)	(0.12)	(0.15)	4.13	8.61	14,744	1.79	1.90	4.19	78
Year ended 10/31/22	5.06	0.11	(1.12)	(1.01)	—	(0.11)	(0.11)	3.94	(20.21)	17,454	1.91 (e)	1.93 (e)	2.46 (e)	90
Year ended 10/31/21	5.39	0.11	(0.33)	(0.22)	—	(0.11)	(0.11)	5.06	(4.29)	30,414	1.76	1.82	1.98	197
Class R
Year ended 10/31/25	4.27	0.20	0.44	0.64	(0.20)	—	(0.20)	4.71	15.34	35,523	1.28	1.43	4.47	88
Year ended 10/31/24	4.13	0.22	0.12	0.34	(0.04)	(0.16)	(0.20)	4.27	8.28	34,849	1.29	1.43	4.98	102
Year ended 10/31/23	3.95	0.20	0.15	0.35	(0.04)	(0.13)	(0.17)	4.13	8.87	38,381	1.29	1.40	4.69	78
Year ended 10/31/22	5.06	0.14	(1.12)	(0.98)	—	(0.13)	(0.13)	3.95	(19.59)	40,962	1.41 (e)	1.43 (e)	2.96 (e)	90
Year ended 10/31/21	5.39	0.14	(0.34)	(0.20)	—	(0.13)	(0.13)	5.06	(3.80)	60,913	1.26	1.32	2.48	197
Class Y
Year ended 10/31/25	4.28	0.22	0.44	0.66	(0.22)	—	(0.22)	4.72	15.88	617,741	0.78	0.93	4.97	88
Year ended 10/31/24	4.14	0.24	0.12	0.36	(0.05)	(0.17)	(0.22)	4.28	8.81	416,278	0.79	0.93	5.48	102
Year ended 10/31/23	3.96	0.22	0.16	0.38	(0.04)	(0.16)	(0.20)	4.14	9.40	435,275	0.79	0.90	5.19	78
Year ended 10/31/22	5.08	0.16	(1.12)	(0.96)	—	(0.16)	(0.16)	3.96	(19.28)	497,025	0.91 (e)	0.93 (e)	3.46 (e)	90
Year ended 10/31/21	5.40	0.16	(0.32)	(0.16)	—	(0.16)	(0.16)	5.08	(3.11)	936,624	0.76	0.82	2.98	197
Class R5
Year ended 10/31/25	4.28	0.22	0.45	0.67	(0.22)	—	(0.22)	4.73	16.13	1,576	0.78	0.84	4.97	88
Year ended 10/31/24	4.15	0.24	0.11	0.35	(0.05)	(0.17)	(0.22)	4.28	8.56	1,367	0.79	0.84	5.48	102
Year ended 10/31/23	3.96	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.15	9.66	1,118	0.78	0.81	5.20	78
Year ended 10/31/22	5.08	0.15	(1.11)	(0.96)	—	(0.16)	(0.16)	3.96	(19.23)	964	0.84 (e)	0.84 (e)	3.53 (e)	90
Year ended 10/31/21	5.41	0.16	(0.32)	(0.16)	—	(0.17)	(0.17)	5.08	(3.16)	70	0.64	0.64	3.10	197
Class R6
Year ended 10/31/25	4.27	0.22	0.44	0.66	(0.22)	—	(0.22)	4.71	15.93	240,252	0.76	0.77	4.99	88
Year ended 10/31/24	4.14	0.24	0.11	0.35	(0.05)	(0.17)	(0.22)	4.27	8.60	216,666	0.77	0.77	5.50	102
Year ended 10/31/23	3.95	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.14	9.75	350,456	0.74	0.74	5.24	78
Year ended 10/31/22	5.07	0.17	(1.13)	(0.96)	—	(0.16)	(0.16)	3.95	(19.25)	284,792	0.78 (e)	0.78 (e)	3.59 (e)	90
Year ended 10/31/21	5.40	0.17	(0.33)	(0.16)	—	(0.17)	(0.17)	5.07	(3.17)	469,683	0.64	0.65	3.10	197

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
October 31, 2024 and 2023, respectively.

(e)	Ratios include interest, facilities and maintenance fees of 0.15% for the year ended October 31, 2022.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
22
Invesco International Bond Fund

Notes to Consolidated Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco International Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco International Bond Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
23
Invesco International Bond Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced
24
Invesco International Bond Fund

disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Fund’s consolidated financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity,
25
Invesco International Bond Fund

commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by
26
Invesco International Bond Fund

the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
S.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
T.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
27
Invesco International Bond Fund

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Next $10 billion	0.480%
Over $15 billion	0.450%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.65%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.04%, 1.79%, 1.29%, 0.79%, 0.79% and 0.79%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.07%, 1.82%, 1.32%, 0.82%, 0.73% and 0.66%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $98,068 and reimbursed class level expenses of $475,824, $16,580, $46,471, $616,019, $693 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
28
Invesco International Bond Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $15,933 in front-end sales commissions from the sale of Class A shares and $17 and $608 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$568,685,951	$—	$568,685,951
U.S. Dollar Denominated Bonds & Notes	—	169,060,204	2,790,550	171,850,754
Asset-Backed Securities	—	131,984,669	12,552,581	144,537,250
U.S. Treasury Securities	—	91,245,716	—	91,245,716
Common Stocks & Other Equity Interests	54,650,889	—	—	54,650,889
Commercial Paper	—	—	1,372,724	1,372,724
Money Market Funds	182,117,181	14,956,837	—	197,074,018
Options Purchased	294,210	65,915,090	—	66,209,300
Total Investments in Securities	237,062,280	1,041,848,467	16,715,855	1,295,626,602
Other Investments - Assets*
Forward Foreign Currency Contracts	—	50,944,362	—	50,944,362
Swap Agreements	—	16,927,596	—	16,927,596
	—	67,871,958	—	67,871,958
29
Invesco International Bond Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(161,302)	$—	$—	$(161,302)
Forward Foreign Currency Contracts	—	(47,375,528)	—	(47,375,528)
Options Written	—	(57,374,283)	—	(57,374,283)
Swap Agreements	—	(7,745,266)	—	(7,745,266)
	(161,302)	(112,495,077)	—	(112,656,379)
Total Other Investments	(161,302)	(44,623,119)	—	(44,784,421)
Total Investments	$236,900,978	$997,225,348	$16,715,855	$1,250,842,181

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the year ended October 31, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 10/31/25
Asset-Backed Securities	$13,006,825	$—	$—	$—	$—	$(454,244)	$—	$—	$12,552,581
U.S. Dollar Denominated Bonds & Notes	700,700	—	—	—	—	2,089,850	—	—	2,790,550
Commercial Paper	—	1,235,276	—	124,050	—	13,398	—	—	1,372,724
Total	$13,707,525	$1,235,276	$—	$124,050	$—	$1,649,004	$—	$—	$16,715,855
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 10/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Asset-Backed Securities	$12,552,581	Expected Recovery	Anticipated Proceeds	95.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	2,790,550	Third-Party Pricing	Vendor Price Discount	15.00%	-
Commercial Paper	1,372,724	Accretion to Par Model	Accretion Period	248 - 431 Days	354.25 Days
Total	$16,715,855
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$439,717	$—	$—	$14,224,580	$14,664,297
Unrealized appreciation on forward foreign currency contracts outstanding	—	50,944,362	—	—	50,944,362
Unrealized appreciation on swap agreements — OTC	2,263,299	—	—	—	2,263,299
Options purchased, at value — OTC(b)	—	24,885,667	—	41,029,423	65,915,090
Options purchased, at value — Exchange-Traded(b)	—	—	294,210	—	294,210
Total Derivative Assets	2,703,016	75,830,029	294,210	55,254,003	134,081,258
Derivatives not subject to master netting agreements	(439,717)	—	(294,210)	(14,224,580)	(14,958,507)
Total Derivative Assets subject to master netting agreements	$2,263,299	$75,830,029	$—	$41,029,423	$119,122,751

30
Invesco International Bond Fund

Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(161,302)	$(161,302)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(314,743)	—	(7,002,400)	(7,317,143)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(47,375,528)	—	(47,375,528)
Unrealized depreciation on swap agreements — OTC	(428,123)	—	—	(428,123)
Options written, at value — OTC	(1,161,744)	(23,126,900)	(33,085,639)	(57,374,283)
Total Derivative Liabilities	(1,904,610)	(70,502,428)	(40,249,341)	(112,656,379)
Derivatives not subject to master netting agreements	314,743	—	7,163,702	7,478,445
Total Derivative Liabilities subject to master netting agreements	$(1,589,867)	$(70,502,428)	$(33,085,639)	$(105,177,934)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$—	$3,434,712	$—	$3,434,712	$—	$(3,438,437)	$—	$(3,438,437)	$(3,725)	$—	$3,725	$—
BNP Paribas S.A.	—	460,772	—	460,772	—	(3,705,456)	—	(3,705,456)	(3,244,684)	—	3,244,684	—
Deutsche Bank AG	7,562,783	1,493,102	—	9,055,885	(11,140,639)	(263,750)	—	(11,404,389)	(2,348,504)	—	1,580,000	(768,504)
Goldman Sachs International	13,164,232	14,503,740	—	27,667,972	(10,834,565)	(25,174,813)	—	(36,009,378)	(8,341,406)	—	8,341,406	—
HSBC Bank USA	419,298	—	—	419,298	−	—	—	—	419,298	(259,185)	—	160,113
J.P. Morgan Chase Bank, N.A.	17,849,827	26,262,793	2,650,546	46,763,166	(13,509,845)	(7,325,881)	(544,112)	(21,379,838)	25,383,328	(17,626,712)	—	7,756,616
Merrill Lynch International	1,667,073	6,029,344	—	7,696,417	(4,735,062)	(5,515,570)	—	(10,250,632)	(2,554,215)	—	2,350,000	(204,215)
Morgan Stanley and Co. International PLC	6,161,777	12,474,466	—	18,636,243	(3,895,108)	(11,635,461)	—	(15,530,569)	3,105,674	—	—	3,105,674
Royal Bank of Canada	2,507,157	—	—	2,507,157	(2,916,052)	—	—	(2,916,052)	(408,895)	—	280,000	(128,895)
Standard Chartered Bank PLC	458,041	—	—	458,041	−	—	—	—	458,041	—	(458,041)	—
UBS AG	1,154,174	1,256,161	—	2,410,335	(344,257)	(314,915)	—	(659,172)	1,751,163	(1,432,392)	—	318,771
Total	$50,944,362	$65,915,090	$2,650,546	$119,509,998	$(47,375,528)	$(57,374,283)	$(544,112)	$(105,293,923)	$14,216,075	$(19,318,289)	$15,341,774	$10,239,560
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(51,241,766)	$-	$-	$(51,241,766)
Futures contracts	-	-	-	7,352,591	7,352,591
Options purchased(a)	-	27,993,274	-	(604,228)	27,389,046
Options written	-	25,403,484	-	34,611,440	60,014,924
Swap agreements	(7,362,556)	-	-	5,965,088	(1,397,468)
31
Invesco International Bond Fund

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$7,935,902	$-	$-	$7,935,902
Futures contracts	-	-	-	407,732	407,732
Options purchased(a)	-	(10,254,013)	(191,172)	1,252,015	(9,193,170)
Options written	1,180,637	9,148,920	-	26,738,750	37,068,307
Swap agreements	1,760,391	-	-	11,517,432	13,277,823
Total	$(4,421,528)	$8,985,801	$(191,172)	$87,240,820	$91,613,921

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
of unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Future Options Purchased	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$4,030,893,661	$849,695,581	$378,000,000	$32,606,750	$981,890,734	$1,149,132,834	$320,104,938	$4,465,222,067	$1,257,425,717	$2,261,634,978
Average contracts	—	—	3,500	53	—	—	2,862	—	—	—

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $37,205.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$54,251,615	$11,987,139
Return of capital	—	46,386,916
Total distributions	$54,251,615	$58,374,055

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$24,436,564
Net unrealized appreciation — investments	16,745,597
Net unrealized appreciation (depreciation) — foreign currencies	(1,144,589)
Temporary book/tax differences	(281,711)
Capital loss carryforward	(222,133,569)
Shares of beneficial interest	1,472,578,275
Total net assets	$1,290,200,567
32
Invesco International Bond Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$171,066,910	$51,066,659	$222,133,569
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $813,245,306 and $735,357,737, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$138,770,629
Aggregate unrealized (depreciation) of investments	(122,025,032)
Net unrealized appreciation of investments	$16,745,597
Cost of investments for tax purposes is $1,240,437,806.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, amortization and accretion on debt securities and derivative instruments, on October 31, 2025, undistributed net investment income was increased by $7,185,929, undistributed net realized gain (loss) was decreased by $7,098,111 and shares of beneficial interest was decreased by $87,818. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	6,944,105	$31,378,906	6,100,078	$26,435,503
Class C	698,968	3,137,363	416,247	1,809,354
Class R	1,055,066	4,730,377	1,207,678	5,231,689
Class Y	64,069,555	292,152,126	20,454,181	89,060,288
Class R5	58,486	262,452	88,997	387,185
Class R6	12,271,147	55,400,973	7,557,467	32,690,974
Issued as reinvestment of dividends:
Class A	3,293,978	14,840,957	3,759,730	16,335,302
Class C	99,931	448,748	115,341	499,426
Class R	346,714	1,558,429	399,610	1,731,622
Class Y	3,834,602	17,326,086	3,821,315	16,597,238
Class R5	15,893	71,795	15,635	68,011
Class R6	2,390,538	10,748,008	3,110,358	13,514,695
Automatic conversion of Class C shares to Class A shares:
Class A	394,426	1,774,940	435,588	1,890,483
Class C	(395,729)	(1,774,940)	(437,293)	(1,890,483)
33
Invesco International Bond Fund

Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(17,307,553)	$(77,432,071)	(21,346,649)	$(92,762,448)
Class C	(634,965)	(2,848,873)	(772,005)	(3,349,814)
Class R	(2,024,489)	(9,051,647)	(2,722,214)	(11,820,232)
Class Y	(34,330,850)	(153,849,692)	(31,963,319)	(138,737,822)
Class R5	(60,079)	(267,405)	(54,579)	(238,933)
Class R6	(14,414,371)	(65,188,534)	(44,569,942)	(193,714,023)
Net increase (decrease) in share activity	26,305,373	$123,417,998	(54,383,776)	$(236,261,985)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34
Invesco International Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco International Bond Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco International Bond Fund and its subsidiary (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, portfolio company investee and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
35
Invesco International Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Bond Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco International Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other
36
Invesco International Bond Fund

performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management the reasons for such relative contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving expenses relative to peers.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
37
Invesco International Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	6.35%
Qualified Business Income*	0.00%
Business Interest Income*	65.09%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
38
Invesco International Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
39
Invesco International Bond Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-IBD-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Multi-Asset Income Fund
Nasdaq:
A: PIAFX ■ C: PICFX ■ R: PIRFX ■ Y: PIYFX ■ R5: IPNFX ■ R6: PIFFX

2	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Approval of Investment Advisory and Sub-Advisory Contracts
30	Tax Information
31	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
October 31, 2025

Shares		Value
Exchange-Traded Funds–72.87%
Invesco Core Fixed Income ETF(b)	6,850,000	$174,551,700
Invesco High Yield Bond Factor ETF(b)(c)	3,355,243	76,024,438
Invesco MSCI EAFE Income Advantage ETF(b)(c)	1,465,000	77,586,400
Invesco QQQ Income Advantage ETF(b)	1,812,000	98,119,800
Invesco S&P 500 Equal Weight Income Advantage ETF(b)	4,205,000	212,625,825
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	224,000	21,654,080
Total Exchange-Traded Funds (Cost $636,385,771)		660,562,243
Principal Amount
U.S. Dollar Denominated Bonds & Notes–13.13%
Advertising–0.09%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(c)(d)	$220,000	189,295
Belo Corp., 7.25%, 09/15/2027	573,000	598,814
		788,109
Aerospace & Defense–0.17%
Boeing Co. (The),
2.80%, 03/01/2027	900,000	882,540
2.95%, 02/01/2030	150,000	141,684
Moog, Inc., 4.25%, 12/15/2027(d)	500,000	495,997
		1,520,221
Agricultural & Farm Machinery–0.19%
CNH Industrial Capital LLC,
4.55%, 04/10/2028	155,000	156,101
5.10%, 04/20/2029	200,000	204,703
John Deere Capital Corp.,
4.85%, 03/05/2027	190,000	192,423
4.95%, 07/14/2028	620,000	636,748
4.50%, 01/16/2029	200,000	203,056
4.85%, 06/11/2029(c)	200,000	205,662
Titan International, Inc., 7.00%, 04/30/2028(c)	160,000	160,487
		1,759,180
Air Freight & Logistics–0.06%
Rand Parent LLC, 8.50%, 02/15/2030(c)(d)	500,000	511,598
Apparel, Accessories & Luxury Goods–0.01%
Tapestry, Inc., 4.13%, 07/15/2027	59,000	58,879
Application Software–0.08%
Cloud Software Group, Inc., 9.00%, 09/30/2029(d)	400,000	414,078
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(d)	320,000	305,812
		719,890
Asset Management & Custody Banks–0.07%
Ares Capital Corp., 2.88%, 06/15/2028	110,000	104,765
FS KKR Capital Corp., 6.13%, 01/15/2030(c)	150,000	148,359
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp., 4.73%, 02/28/2030	$400,000	$409,202
		662,326
Automobile Manufacturers–0.37%
American Honda Finance Corp.,
2.35%, 01/08/2027	95,000	93,114
4.90%, 03/12/2027	150,000	151,688
Ford Motor Credit Co. LLC,
6.80%, 05/12/2028	300,000	312,128
5.11%, 05/03/2029	300,000	298,827
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(d)	212,000	209,180
PACCAR Financial Corp.,
5.05%, 08/10/2026	200,000	201,733
4.60%, 01/31/2029	230,000	234,799
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028(c)	460,000	473,984
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	100,000	99,185
1.15%, 08/13/2027(c)	300,000	286,154
4.65%, 01/05/2029	500,000	510,184
3.65%, 01/08/2029	460,000	455,450
		3,326,426
Automotive Parts & Equipment–0.27%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(e)	210,000	214,708
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(c)(d)	600,000	598,332
IHO Verwaltungs GmbH (Germany), 8.75% PIK Rate, 8.00% Cash Rate, 11/15/2032(d)(f)	200,000	208,736
Tenneco, Inc., 8.00%, 11/17/2028(c)(d)	660,000	658,711
United Rentals (North America), Inc., 4.88%, 01/15/2028	160,000	159,992
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(d)	600,000	584,590
		2,425,069
Automotive Retail–0.06%
Advance Auto Parts, Inc., 1.75%, 10/01/2027(c)	560,000	524,747
Biotechnology–0.09%
AbbVie, Inc.,
2.95%, 11/21/2026	570,000	564,286
4.80%, 03/15/2029	230,000	235,386
		799,672
Broadcasting–0.17%
AMC Networks, Inc., 10.25%, 01/15/2029(d)	300,000	315,175
Discovery Communications LLC, 3.95%, 03/20/2028	241,000	236,304
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Multi-Asset Income Fund

Principal Amount		Value
Broadcasting–(continued)
Paramount Global,
3.70%, 06/01/2028	$125,000	$122,598
6.38%, 03/30/2062(c)(e)	580,000	573,209
Univision Communications, Inc., 8.50%, 07/31/2031(c)(d)	300,000	307,171
		1,554,457
Broadline Retail–0.17%
Amazon.com, Inc., 3.30%, 04/13/2027	150,000	148,967
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(d)	437,000	411,296
Nordstrom, Inc., 6.95%, 03/15/2028	160,000	166,403
QVC, Inc., 6.88%, 04/15/2029(d)	138,000	64,170
Rakuten Group, Inc. (Japan),
11.25%, 02/15/2027(d)	300,000	324,443
9.75%, 04/15/2029(d)	350,000	392,895
		1,508,174
Building Products–0.07%
Adams Homes, Inc., 9.25%, 10/15/2028(d)	285,000	297,040
Standard Industries, Inc., 4.75%, 01/15/2028(d)	320,000	319,176
		616,216
Cable & Satellite–0.47%
Cable One, Inc., 4.00%, 11/15/2030(c)(d)	350,000	276,950
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.25%, 01/15/2029	230,000	214,036
Comcast Corp.,
3.30%, 04/01/2027	230,000	227,643
5.35%, 11/15/2027	300,000	307,575
5.17%, 01/15/2037(d)	204,000	202,067
CSC Holdings LLC,
11.75%, 01/31/2029(d)	360,000	284,611
5.75%, 01/15/2030(d)	452,000	169,939
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(d)	164,000	164,110
DISH DBS Corp., 5.75%, 12/01/2028(d)	380,000	365,458
DISH Network Corp., 11.75%, 11/15/2027(d)	530,000	558,306
LCPR Senior Secured Financing DAC (Puerto Rico), 6.75%, 10/15/2027(d)	400,000	250,598
Sirius XM Radio LLC, 4.00%, 07/15/2028(d)	820,000	797,488
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(d)	400,000	399,259
		4,218,040
Cargo Ground Transportation–0.11%
Ryder System, Inc.,
4.95%, 09/01/2029	400,000	409,252
4.90%, 12/01/2029	560,000	573,736
		982,988
Principal Amount		Value
Casinos & Gaming–0.11%
Brightstar Lottery PLC, 6.25%, 01/15/2027(d)	$241,000	$243,537
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(d)	246,000	245,333
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(c)(d)	520,000	519,823
		1,008,693
Commercial Printing–0.07%
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(d)	600,000	615,702
Commodity Chemicals–0.10%
Cabot Corp., 4.00%, 07/01/2029(c)	400,000	396,215
Methanex Corp. (Canada), 5.13%, 10/15/2027	540,000	541,641
		937,856
Communications Equipment–0.07%
Viasat, Inc., 5.63%, 04/15/2027(c)(d)	680,000	679,948
Construction Machinery & Heavy Transportation Equipment– 0.03%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	123,728
Wabtec Corp., 3.45%, 11/15/2026	135,000	134,029
		257,757
Construction Materials–0.10%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(c)(d)	277,000	256,310
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(d)	600,000	632,270
		888,580
Consumer Electronics–0.01%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	75,000	73,972
Consumer Finance–0.40%
Ally Financial, Inc.,
6.99%, 06/13/2029(e)	500,000	525,299
6.85%, 01/03/2030(e)	100,000	105,530
American Express Co.,
1.65%, 11/04/2026	330,000	322,738
3.30%, 05/03/2027	130,000	128,858
General Motors Financial Co., Inc.,
2.40%, 10/15/2028	230,000	218,523
5.80%, 01/07/2029	500,000	521,013
goeasy Ltd. (Canada),
7.63%, 07/01/2029(c)(d)	263,000	265,110
7.38%, 10/01/2030(d)	295,000	295,451
Navient Corp.,
5.50%, 03/15/2029(c)	135,000	132,899
9.38%, 07/25/2030(c)	211,000	232,007
5.63%, 08/01/2033(c)	245,000	222,032
OneMain Finance Corp., 3.50%, 01/15/2027	635,000	625,147
		3,594,607
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Multi-Asset Income Fund

Principal Amount		Value
Data Processing & Outsourced Services–0.08%
Concentrix Corp.,
6.65%, 08/02/2026	$230,000	$233,109
6.60%, 08/02/2028(c)	500,000	521,253
		754,362
Distillers & Vintners–0.03%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	116,560
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	200,000	187,688
		304,248
Diversified Banks–1.80%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029	200,000	206,901
Banco Santander S.A. (Spain), 5.57%, 01/17/2030(c)	600,000	625,394
Bank of America Corp.,
5.93%, 09/15/2027(e)	300,000	304,352
3.71%, 04/24/2028(e)	230,000	228,572
3.59%, 07/21/2028(e)	170,000	168,547
3.42%, 12/20/2028(e)	460,000	452,950
4.27%, 07/23/2029(e)	570,000	572,220
Series L, 4.18%, 11/25/2027	100,000	100,074
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	400,000	417,005
Capital One N.A., 4.65%, 09/13/2028	500,000	506,307
Citigroup, Inc.,
3.20%, 10/21/2026	200,000	198,474
3.98%, 03/20/2030(e)	300,000	296,923
Comerica, Inc.,
4.00%, 02/01/2029(c)	500,000	494,780
5.98%, 01/30/2030(e)	150,000	156,084
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(e)	600,000	609,679
4.58%, 06/19/2029(e)	800,000	805,041
2.21%, 08/17/2029(e)	400,000	378,023
5.55%, 03/04/2030(e)	200,000	207,274
Huntington National Bank (The),
4.55%, 05/17/2028(e)	250,000	251,275
5.65%, 01/10/2030(c)	250,000	261,301
JPMorgan Chase & Co.,
4.25%, 10/01/2027	75,000	75,434
2.18%, 06/01/2028(e)	75,000	72,839
3.70%, 05/06/2030(e)	300,000	295,060
5.00%, 07/22/2030(e)	200,000	205,230
Lloyds Banking Group PLC (United Kingdom), 5.46%, 01/05/2028(e)	200,000	202,798
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.29%, 07/25/2027	60,000	59,307
Mizuho Financial Group, Inc. (Japan),
3.17%, 09/11/2027	230,000	226,739
5.67%, 05/27/2029(c)(e)	920,000	953,732
5.78%, 07/06/2029(e)	400,000	416,188
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	254,337
4.95%, 01/14/2028(e)	350,000	353,137
National Australia Bank Ltd. (Australia),
4.94%, 01/12/2028	250,000	255,607
4.79%, 01/10/2029(c)	800,000	819,171
Principal Amount		Value
Diversified Banks–(continued)
NatWest Group PLC (United Kingdom), 5.52%, 09/30/2028(e)	$230,000	$235,549
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.40%, 09/17/2026	460,000	449,945
3.35%, 10/18/2027	230,000	227,266
5.71%, 01/13/2030	400,000	421,881
2.75%, 01/15/2030	200,000	188,072
Toronto-Dominion Bank (The) (Canada),
5.16%, 01/10/2028	100,000	102,237
5.52%, 07/17/2028	230,000	238,273
4.78%, 12/17/2029	200,000	204,456
U.S. Bancorp,
6.79%, 10/26/2027(e)	230,000	235,722
4.55%, 07/22/2028(e)	150,000	151,032
5.78%, 06/12/2029(e)	500,000	519,383
UBS AG (Switzerland), 5.00%, 07/09/2027	400,000	406,499
Wells Fargo & Co.,
3.53%, 03/24/2028(e)	160,000	158,678
4.81%, 07/25/2028(e)	100,000	101,135
6.30%, 10/23/2029(e)	300,000	317,397
Westpac Banking Corp. (Australia),
2.70%, 08/19/2026(c)	460,000	455,513
3.40%, 01/25/2028	105,000	104,003
1.95%, 11/20/2028	400,000	377,605
		16,325,401
Diversified Chemicals–0.07%
Chemours Co. (The), 5.38%, 05/15/2027	287,000	286,074
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(d)	336,000	317,172
		603,246
Diversified Financial Services–0.33%
Block Financial LLC, 2.50%, 07/15/2028	380,000	361,499
Corebridge Financial, Inc., 3.65%, 04/05/2027	280,000	277,708
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(d)	280,000	286,457
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(d)	450,000	463,855
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(d)	466,000	441,566
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(d)	285,000	268,132
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(d)	700,000	598,286
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(d)	250,000	250,786
		2,948,289
Diversified Metals & Mining–0.07%
BHP Billiton Finance (USA) Ltd. (Australia), 5.00%, 02/21/2030	200,000	206,352
Mineral Resources Ltd. (Australia), 9.25%, 10/01/2028(d)	450,000	472,390
		678,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified REITs–0.09%
Global Net Lease, Inc., 4.50%, 09/30/2028(d)	$160,000	$157,032
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(d)	160,000	155,238
Highwoods Realty L.P.,
4.20%, 04/15/2029	260,000	255,339
3.05%, 02/15/2030(c)	300,000	278,608
		846,217
Diversified Support Services–0.04%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(d)	323,000	319,256
Education Services–0.05%
Grand Canyon University, 5.13%, 10/01/2028	500,000	496,473
Electric Utilities–0.61%
Edison International,
4.13%, 03/15/2028	100,000	98,343
5.25%, 11/15/2028	490,000	493,531
6.25%, 03/15/2030	100,000	103,893
8.13%, 06/15/2053(c)(e)	350,000	361,722
7.88%, 06/15/2054(e)	200,000	206,141
Entergy Louisiana LLC, 2.40%, 10/01/2026	230,000	226,885
Eversource Energy, 5.95%, 02/01/2029	100,000	104,813
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	230,000	228,621
Fortis, Inc. (Canada), 3.06%, 10/04/2026	190,000	188,107
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	100,000	97,923
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030	200,000	206,000
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	300,000	294,093
3.00%, 06/15/2028	85,000	81,977
6.10%, 01/15/2029	230,000	240,017
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(d)	210,000	204,886
Public Service Co. of Colorado, 3.70%, 06/15/2028	690,000	686,730
System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	155,824
Vistra Operations Co. LLC, 5.00%, 07/31/2027(d)	400,000	400,466
Xcel Energy, Inc.,
3.35%, 12/01/2026	150,000	148,890
2.60%, 12/01/2029	400,000	374,335
XPLR Infrastructure Operating Partners L.P.,
3.88%, 10/15/2026(d)	417,000	411,108
4.50%, 09/15/2027(d)	230,000	225,447
		5,539,752
Electrical Components & Equipment–0.12%
Atkore, Inc., 4.25%, 06/01/2031(c)(d)	720,000	681,244
Principal Amount		Value
Electrical Components & Equipment–(continued)
Emerson Electric Co., 1.80%, 10/15/2027	$240,000	$230,912
EnerSys, 4.38%, 12/15/2027(d)	160,000	158,104
		1,070,260
Fertilizers & Agricultural Chemicals–0.07%
Consolidated Energy Finance S.A. (Switzerland),
5.63%, 10/15/2028(d)	370,000	253,110
12.00%, 02/15/2031(d)	300,000	213,585
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(d)	210,000	209,937
		676,632
Financial Exchanges & Data–0.10%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	460,000	461,196
S&P Global, Inc.,
2.45%, 03/01/2027	305,000	299,081
2.70%, 03/01/2029	200,000	191,616
		951,893
Gas Utilities–0.06%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(d)	440,000	456,668
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	82,214
		538,882
Health Care Distributors–0.08%
Cencora, Inc., 3.45%, 12/15/2027	500,000	494,034
Owens & Minor, Inc., 6.63%, 04/01/2030(c)(d)	300,000	228,626
		722,660
Health Care Equipment–0.11%
Baxter International, Inc., 2.27%, 12/01/2028	545,000	511,679
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(d)	280,000	287,581
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	230,000	232,822
		1,032,082
Health Care Facilities–0.01%
Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	131,190
Health Care REITs–0.06%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	300,000	288,877
4.63%, 08/01/2029	300,000	245,630
		534,507
Health Care Services–0.27%
CommonSpirit Health, 6.07%, 11/01/2027	460,000	475,662
Community Health Systems, Inc., 5.25%, 05/15/2030(c)(d)	636,000	596,745
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Multi-Asset Income Fund

Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
4.30%, 03/25/2028	$500,000	$500,729
6.75%, 12/10/2054(e)	300,000	312,044
HCA, Inc., 5.63%, 09/01/2028	150,000	154,768
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(d)	400,000	421,158
		2,461,106
Health Care Supplies–0.03%
Embecta Corp., 5.00%, 02/15/2030(c)(d)	280,000	265,888
Health Care Technology–0.02%
athenahealth Group, Inc., 6.50%, 02/15/2030(d)	200,000	195,976
Home Improvement Retail–0.01%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	78,508
Homebuilding–0.20%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	305,000	305,444
Installed Building Products, Inc., 5.75%, 02/01/2028(d)	300,000	301,102
Lennar Corp., 4.75%, 11/29/2027	60,000	60,481
LGI Homes, Inc., 4.00%, 07/15/2029(c)(d)	508,000	456,677
Sekisui House U.S., Inc., 3.85%, 01/15/2030(c)	100,000	96,667
Taylor Morrison Communities, Inc.,
5.88%, 06/15/2027(d)	500,000	505,357
5.75%, 01/15/2028(d)	100,000	101,532
		1,827,260
Hotel & Resort REITs–0.04%
Service Properties Trust, 4.95%, 10/01/2029	400,000	346,085
Hotels, Resorts & Cruise Lines–0.03%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	49,503
Carnival Corp., 6.65%, 01/15/2028	200,000	207,875
		257,378
Housewares & Specialties–0.02%
Newell Brands, Inc., 6.38%, 09/15/2027	200,000	200,095
Human Resource & Employment Services–0.06%
AMN Healthcare, Inc., 4.00%, 04/15/2029(c)(d)	535,000	507,422
Independent Power Producers & Energy Traders–0.10%
AES Corp. (The),
5.45%, 06/01/2028	80,000	81,433
6.95%, 07/15/2055(e)	500,000	484,994
Calpine Corp., 4.50%, 02/15/2028(d)	300,000	299,456
		865,883
Principal Amount		Value
Industrial Conglomerates–0.09%
Honeywell International, Inc.,
4.65%, 07/30/2027	$400,000	$404,753
2.70%, 08/15/2029	400,000	381,779
		786,532
Industrial Machinery & Supplies & Components–0.04%
Stanley Black & Decker, Inc., 2.30%, 03/15/2030(c)	400,000	364,930
Insurance Brokers–0.10%
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(d)	610,000	638,604
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	200,000	202,099
Willis North America, Inc., 4.65%, 06/15/2027	75,000	75,488
		916,191
Integrated Oil & Gas–0.04%
BP Capital Markets America, Inc., 4.87%, 11/25/2029	200,000	205,112
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	95,300
Exxon Mobil Corp., 3.29%, 03/19/2027(c)	50,000	49,700
		350,112
Integrated Telecommunication Services–0.12%
Altice France (France), 9.50%, 11/01/2029(d)	271,845	277,234
Altice France S.A. (France), 6.50%, 03/15/2032(d)	424,325	406,660
British Telecommunications PLC (United Kingdom), 5.13%, 12/04/2028	400,000	409,560
		1,093,454
Interactive Media & Services–0.15%
Baidu, Inc. (China), 4.38%, 03/29/2028	300,000	302,445
WarnerMedia Holdings, Inc.,
4.05%, 03/15/2029	600,000	583,062
5.05%, 03/15/2042(c)	600,000	482,286
		1,367,793
Investment Banking & Brokerage–0.34%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	400,000	397,431
Charles Schwab Corp. (The),
2.75%, 10/01/2029	200,000	190,214
6.20%, 11/17/2029(e)	500,000	529,650
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	125,000	124,637
1.54%, 09/10/2027(e)	140,000	136,808
1.95%, 10/21/2027(e)	375,000	366,849
3.62%, 03/15/2028(e)	105,000	104,246
2.60%, 02/07/2030	200,000	187,376
Morgan Stanley,
6.30%, 10/18/2028(e)	170,000	176,838
6.41%, 11/01/2029(e)	460,000	487,753
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Multi-Asset Income Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Nomura Holdings, Inc. (Japan),
3.10%, 01/16/2030	$200,000	$189,357
2.68%, 07/16/2030	200,000	184,428
		3,075,587
IT Consulting & Other Services–0.16%
CGI, Inc. (Canada), 4.95%, 03/14/2030(d)	100,000	101,439
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(c)(d)	193,000	180,697
International Business Machines Corp., 1.95%, 05/15/2030	150,000	136,369
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026	200,000	195,795
2.70%, 10/15/2028(c)	920,000	878,127
		1,492,427
Life & Health Insurance–0.06%
Brighthouse Financial, Inc., 3.70%, 06/22/2027	170,000	167,402
Globe Life, Inc., 4.55%, 09/15/2028	400,000	404,135
		571,537
Life Sciences Tools & Services–0.07%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(c)(d)	260,000	249,935
IQVIA, Inc., 5.00%, 05/15/2027(d)	419,000	419,147
		669,082
Managed Health Care–0.02%
Centene Corp.,
2.45%, 07/15/2028	60,000	55,973
3.38%, 02/15/2030	100,000	92,058
		148,031
Marine Transportation–0.03%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(d)	276,000	266,040
Metal, Glass & Plastic Containers–0.07%
LABL, Inc., 5.88%, 11/01/2028(d)	266,000	190,122
OI European Group B.V., 4.75%, 02/15/2030(c)(d)	480,000	452,845
		642,967
Movies & Entertainment–0.05%
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(d)	217,000	224,388
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	200,000	197,267
		421,655
Multi-Family Residential REITs–0.05%
Mid-America Apartments L.P., 3.60%, 06/01/2027(c)	460,000	457,395
Multi-Utilities–0.12%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	160,000	157,197
Sempra, 3.25%, 06/15/2027	920,000	905,053
		1,062,250
Principal Amount		Value
Office REITs–0.07%
Boston Properties L.P., 4.50%, 12/01/2028	$100,000	$100,157
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	290,000	309,975
8.88%, 04/12/2029(c)	186,000	202,187
		612,319
Office Services & Supplies–0.13%
ACCO Brands Corp., 4.25%, 03/15/2029(c)(d)	620,000	545,496
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	300,000	306,033
Steelcase, Inc., 5.13%, 01/18/2029	353,000	345,499
		1,197,028
Oil & Gas Drilling–0.22%
Harvest Midstream I L.P., 7.50%, 09/01/2028(d)	210,000	213,080
Nabors Industries, Inc., 9.13%, 01/31/2030(c)(d)	483,000	507,954
Noble Finance II LLC, 8.00%, 04/15/2030(d)	610,000	633,514
Rockies Express Pipeline LLC, 7.50%, 07/15/2038(d)	366,000	398,218
Valaris Ltd., 8.38%, 04/30/2030(d)	210,000	219,504
		1,972,270
Oil & Gas Equipment & Services–0.05%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	155,000	152,916
TGS ASA (Norway), 8.50%, 01/15/2030(d)	260,000	270,205
		423,121
Oil & Gas Exploration & Production–0.27%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(c)(d)	605,000	620,724
Civitas Resources, Inc., 8.75%, 07/01/2031(c)(d)	600,000	617,583
ConocoPhillips Co., 4.70%, 01/15/2030(c)	200,000	204,061
Crescent Energy Finance LLC, 7.63%, 04/01/2032(c)(d)	300,000	291,094
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(d)	423,000	437,986
6.88%, 05/15/2034(d)	169,000	160,716
Woodside Finance Ltd. (Australia), 5.40%, 05/19/2030	100,000	102,789
		2,434,953
Oil & Gas Refining & Marketing–0.11%
NuStar Logistics L.P., 5.63%, 04/28/2027	555,000	560,090
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(c)(d)	260,000	261,400
Valero Energy Corp., 5.15%, 02/15/2030	200,000	205,799
		1,027,289
Oil & Gas Storage & Transportation–0.38%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	126,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Multi-Asset Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
4.25%, 12/01/2026	$230,000	$230,024
5.30%, 04/05/2029	200,000	206,479
Energy Transfer L.P.,
4.40%, 03/15/2027	60,000	60,121
5.50%, 06/01/2027	50,000	50,819
4.95%, 06/15/2028	230,000	233,574
Enterprise Products Operating LLC,
3.13%, 07/31/2029	400,000	386,913
2.80%, 01/31/2030	300,000	284,201
ITT Holdings LLC, 6.50%, 08/01/2029(d)	417,000	404,268
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(d)	200,000	204,871
ONEOK, Inc., 5.65%, 11/01/2028	100,000	103,733
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(d)	210,000	208,873
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	300,000	299,971
Venture Global LNG, Inc.,
8.13%, 06/01/2028(c)(d)	200,000	206,150
9.88%, 02/01/2032(c)(d)	400,000	427,511
		3,433,819
Other Specialized REITs–0.05%
EPR Properties,
4.75%, 12/15/2026	75,000	75,297
3.75%, 08/15/2029	200,000	192,720
Iron Mountain, Inc., 4.88%, 09/15/2027(d)	168,000	167,593
		435,610
Other Specialty Retail–0.06%
Bath & Body Works, Inc., 6.69%, 01/15/2027	490,000	500,590
Packaged Foods & Meats–0.12%
B&G Foods, Inc., 8.00%, 09/15/2028(c)(d)	600,000	564,844
Conagra Brands, Inc., 1.38%, 11/01/2027	300,000	283,313
McCormick & Co., Inc., 3.40%, 08/15/2027	230,000	227,452
		1,075,609
Paper & Plastic Packaging Products & Materials–0.07%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(d)	210,000	209,919
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(d)	200,000	200,843
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(d)	205,000	202,602
		613,364
Paper Products–0.04%
Domtar Corp., 6.75%, 10/01/2028(d)	480,000	364,795
Passenger Airlines–0.20%
Allegiant Travel Co., 7.25%, 08/15/2027(d)	316,000	319,753
Principal Amount		Value
Passenger Airlines–(continued)
American Airlines, Inc., 7.25%, 02/15/2028(c)(d)	$630,000	$645,008
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)(d)	300,000	295,162
Southwest Airlines Co.,
3.00%, 11/15/2026	380,000	375,215
3.45%, 11/16/2027	125,000	122,794
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	68,012	69,636
		1,827,568
Personal Care Products–0.04%
Estee Lauder Cos., Inc. (The),
2.38%, 12/01/2029	200,000	186,826
2.60%, 04/15/2030	200,000	186,879
		373,705
Pharmaceuticals–0.25%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	920,000	919,469
Bristol-Myers Squibb Co.,
3.45%, 11/15/2027(c)	230,000	228,395
3.90%, 02/20/2028(c)	680,000	679,844
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 04/30/2028(c)(d)	200,000	190,409
6.75%, 05/15/2034(c)(d)	200,000	179,435
Viatris, Inc., 2.30%, 06/22/2027	85,000	81,794
		2,279,346
Property & Casualty Insurance–0.01%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	75,000	75,997
Rail Transportation–0.02%
CSX Corp., 3.25%, 06/01/2027	230,000	227,388
Real Estate Services–0.02%
Newmark Group, Inc., 7.50%, 01/12/2029	160,000	171,487
Regional Banks–0.25%
F.N.B. Corp., 5.72%, 12/11/2030(c)(e)	100,000	102,027
M&T Bank Corp., 7.41%, 10/30/2029(e)	500,000	541,372
Santander Holdings USA, Inc.,
2.49%, 01/06/2028(c)(e)	100,000	97,662
6.50%, 03/09/2029(e)	380,000	395,512
6.17%, 01/09/2030(e)	200,000	207,871
Synovus Financial Corp., 6.17%, 11/01/2030(e)	100,000	103,560
Truist Financial Corp.,
4.12%, 06/06/2028(e)	300,000	300,013
4.87%, 01/26/2029(e)	100,000	101,379
7.16%, 10/30/2029(e)	400,000	432,432
		2,281,828
Reinsurance–0.02%
Axis Specialty Finance PLC, 4.00%, 12/06/2027	200,000	198,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Multi-Asset Income Fund

Principal Amount		Value
Research & Consulting Services–0.08%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(d)	$300,000	$289,112
KBR, Inc., 4.75%, 09/30/2028(d)	400,000	393,554
		682,666
Restaurants–0.05%
Darden Restaurants, Inc., 3.85%, 05/01/2027(c)	460,000	458,578
Retail REITs–0.07%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(d)	239,000	235,585
Kite Realty Group L.P., 4.00%, 10/01/2026	400,000	399,056
		634,641
Security & Alarm Services–0.02%
CoreCivic, Inc., 4.75%, 10/15/2027	160,000	158,759
Semiconductors–0.17%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(c)(d)	279,000	301,619
Analog Devices, Inc., 4.50%, 06/15/2030(c)	100,000	101,509
Intel Corp.,
3.15%, 05/11/2027(c)	230,000	226,583
3.75%, 08/05/2027	300,000	297,632
4.00%, 08/05/2029	200,000	197,835
5.13%, 02/10/2030	400,000	411,091
		1,536,269
Single-Family Residential REITs–0.02%
Tanger Properties L.P., 3.13%, 09/01/2026	230,000	227,744
Soft Drinks & Non-alcoholic Beverages–0.09%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	250,000	246,578
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/2027	600,000	605,944
		852,522
Specialized Finance–0.03%
Blackstone Private Credit Fund, 3.25%, 03/15/2027	235,000	230,665
Specialty Chemicals–0.10%
Celanese US Holdings LLC, 6.67%, 07/15/2027(c)	350,000	359,508
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(d)	582,000	581,347
		940,855
Steel–0.12%
Cleveland-Cliffs, Inc.,
4.88%, 03/01/2031(d)	160,000	151,369
7.50%, 09/15/2031(d)	300,000	314,289
7.00%, 03/15/2032(c)(d)	160,000	163,799
Nucor Corp.,
3.95%, 05/01/2028	100,000	99,920
2.70%, 06/01/2030	120,000	112,770
Principal Amount		Value
Steel–(continued)
SunCoke Energy, Inc., 4.88%, 06/30/2029(d)	$300,000	$280,339
		1,122,486
Systems Software–0.03%
McAfee Corp., 7.38%, 02/15/2030(d)	310,000	284,202
Technology Distributors–0.03%
Avnet, Inc., 6.25%, 03/15/2028	230,000	239,117
Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc., 3.20%, 05/11/2027(c)	135,000	133,991
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	170,000	172,501
		306,492
Telecom Tower REITs–0.19%
American Tower Corp.,
3.65%, 03/15/2027	305,000	302,851
3.55%, 07/15/2027	105,000	103,978
3.80%, 08/15/2029	200,000	196,405
Crown Castle, Inc.,
3.65%, 09/01/2027	230,000	227,696
4.30%, 02/15/2029	400,000	398,458
3.10%, 11/15/2029(c)	200,000	190,371
SBA Communications Corp., 3.88%, 02/15/2027(c)	320,000	316,620
		1,736,379
Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	465,000	461,891
Tobacco–0.14%
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	133,001
BAT Capital Corp. (United Kingdom), 4.91%, 04/02/2030(c)	150,000	153,027
Philip Morris International, Inc.,
4.88%, 02/15/2028	160,000	162,821
3.13%, 03/02/2028(c)	230,000	225,555
5.63%, 11/17/2029	180,000	188,916
5.13%, 02/15/2030	400,000	413,039
		1,276,359
Trading Companies & Distributors–0.01%
Air Lease Corp., 4.63%, 10/01/2028	90,000	90,274
Transaction & Payment Processing Services–0.02%
Global Payments, Inc., 2.15%, 01/15/2027	110,000	107,181
PayPal Holdings, Inc., 2.30%, 06/01/2030	100,000	92,203
		199,384
Water Utilities–0.08%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	700,000	748,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Multi-Asset Income Fund

Principal Amount		Value
Wireless Telecommunication Services–0.01%
Sprint Capital Corp., 6.88%, 11/15/2028	$70,000	$75,220
Total U.S. Dollar Denominated Bonds & Notes (Cost $117,352,245)		118,988,681
U.S. Treasury Securities–11.97%
U.S. Treasury Bills–0.15%
3.61% - 4.11%, 05/14/2026(g)(h)	1,327,000	1,301,437
U.S. Treasury Bonds–4.98%
1.13%, 08/15/2040	10,842,400	6,904,830
1.38%, 11/15/2040	2,966,400	1,955,275
4.88%, 08/15/2045	11,986,700	12,348,174
1.38%, 08/15/2050	12,123,600	6,183,036
4.63%, 02/15/2055	11,500,000	11,419,141
4.75%, 08/15/2055	6,263,000	6,349,116
		45,159,572
U.S. Treasury Notes–6.84%
4.50%, 04/15/2027	10,190,900	10,312,315
3.63%, 09/30/2030	13,102,300	13,055,213
3.88%, 09/30/2032	21,773,000	21,762,794
4.25%, 08/15/2035	16,686,200	16,896,081
		62,026,403
Total U.S. Treasury Securities (Cost $108,769,818)		108,487,412
Shares
Common Stocks & Other Equity Interests–0.01%
Casinos & Gaming–0.00%
Codere New Topco S.A. (Luxembourg)(i)	3,393	58,664
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(i)	5	23
		58,687
Integrated Telecommunication Services–0.01%
Altice France Lux 3 (France)	4,091	68,634
Total Common Stocks & Other Equity Interests (Cost $245,098)		127,321
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–0.01%(j)
Electric Utilities–0.01%
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(d) (Cost $93,535)	EUR	100,000	$112,509
	Shares
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)(k)		5,262,876	5,262,876
Invesco Treasury Portfolio, Institutional Class, 3.96%(b)(k)		9,781,636	9,781,636
Total Money Market Funds (Cost $15,044,512)			15,044,512
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $877,890,979)			903,322,678
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.96%
Invesco Private Government Fund, 4.13%(b)(k)(l)		12,208,049	12,208,049
Invesco Private Prime Fund, 4.30%(b)(k)(l)		32,796,613	32,806,452
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,014,589)			45,014,501
TOTAL INVESTMENTS IN SECURITIES–104.61% (Cost $922,905,568)			948,337,179
OTHER ASSETS LESS LIABILITIES—(4.61)%			(41,806,121)
NET ASSETS–100.00%			$906,531,058
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Core Fixed Income ETF	$-	$175,300,712	$-	$(749,012)	$-	$174,551,700	$322,331
Invesco High Yield Bond Factor ETF	-	75,780,386	-	244,052	-	76,024,438	947,544
Invesco MSCI EAFE Income Advantage ETF	100,905,437	10,900,210	(42,049,039)	7,351,383	478,409	77,586,400	8,007,380
Invesco QQQ Income Advantage ETF	102,492,900	11,515,000	(27,988,255)	11,123,149	977,006	98,119,800	10,453,719
Invesco S&P 500 Equal Weight Income Advantage ETF	245,070,600	15,364,530	(45,266,388)	(2,779,725)	236,808	212,625,825	21,570,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Multi-Asset Income Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,328,801	$59,242,589	$(58,308,514)	$-	$-	$5,262,876	$276,255
Invesco Treasury Portfolio, Institutional Class	8,046,927	110,021,950	(108,287,241)	-	-	9,781,636	508,638
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,198,442	151,881,931	(157,872,324)	-	-	12,208,049	598,204*
Invesco Private Prime Fund	47,431,662	297,737,452	(312,361,536)	3,465	(4,591)	32,806,452	1,620,170*
Total	$526,474,769	$907,744,760	$(752,133,297)	$15,193,312	$1,687,632	$698,967,176	$44,304,679

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $41,426,555, which represented 4.57% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	11	December-2025	$1,369,445	$38,018	$38,018
E-Mini S&P 500 Index	5	December-2025	1,718,500	47,904	47,904
EURO STOXX 50 Index	42	December-2025	2,744,437	120,130	120,130
FTSE 100 Index	23	December-2025	2,944,763	125,104	125,104
MSCI Emerging Markets Index	195	December-2025	13,724,100	697,791	697,791
Tokyo Stock Price Index	22	December-2025	4,759,457	281,216	281,216
Subtotal				1,310,163	1,310,163
Interest Rate Risk
U.S. Treasury 5 Year Notes	140	December-2025	15,289,531	11,244	11,244
U.S. Treasury 10 Year Notes	27	December-2025	3,042,141	7,151	7,151
U.S. Treasury 10 Year Ultra Notes	3	December-2025	346,453	(239)	(239)
U.S. Treasury Long Bonds	261	December-2025	30,618,562	(416,358)	(416,358)
Subtotal				(398,202)	(398,202)
Subtotal—Long Futures Contracts				911,961	911,961
Short Futures Contracts
Interest Rate Risk
Euro-Bund	34	December-2025	(5,070,807)	(49,024)	(49,024)
Long Gilt	41	December-2025	(5,042,531)	(182,291)	(182,291)
U.S. Treasury 2 Year Notes	39	December-2025	(8,121,445)	17,484	17,484
Subtotal—Short Futures Contracts				(213,831)	(213,831)
Total Futures Contracts				$698,130	$698,130

(a)	Futures contracts collateralized by $2,424,696 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Multi-Asset Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
01/28/2026	Goldman Sachs International	EUR	500,000	USD	584,521	$5,483

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Multi-Asset Income Fund

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $246,691,333)*	$249,370,003
Investments in affiliates, at value (Cost $676,214,235)	698,967,176
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	5,483
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	2,424,696
Cash	2,392
Foreign currencies, at value (Cost $585,306)	585,129
Receivable for:
Investments sold	801,327
Fund shares sold	50,993
Dividends	173,440
Interest	2,081,964
Investments matured, at value (Cost $1,618,563)	0
Investment for trustee deferred compensation and retirement plans	169,969
Other assets	30,763
Total assets	954,663,335
Liabilities:
Other investments:
Variation margin payable — futures contracts	88,099
Payable for:
Investments purchased	1,799,445
Dividends	1,540
Fund shares reacquired	507,449
Collateral upon return of securities loaned	45,014,589
Accrued fees to affiliates	375,669
Accrued trustees’ and officers’ fees and benefits	1,621
Accrued other operating expenses	136,848
Trustee deferred compensation and retirement plans	207,017
Total liabilities	48,132,277
Net assets applicable to shares outstanding	$906,531,058
Net assets consist of:
Shares of beneficial interest	$1,603,107,882
Distributable earnings (loss)	(696,576,824)
$906,531,058
Net Assets:
Class A	$768,458,150
Class C	$35,914,363
Class R	$23,724,536
Class Y	$69,755,365
Class R5	$9,831
Class R6	$8,668,813
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	94,668,321
Class C	4,425,887
Class R	2,920,426
Class Y	8,586,483
Class R5	1,212
Class R6	1,066,251
Class A:
Net asset value per share	$8.12
Maximum offering price per share (Net asset value of $8.12 ÷ 94.50%)	$8.59
Class C:
Net asset value and offering price per share	$8.11
Class R:
Net asset value and offering price per share	$8.12
Class Y:
Net asset value and offering price per share	$8.12
Class R5:
Net asset value and offering price per share	$8.11
Class R6:
Net asset value and offering price per share	$8.13

*	At October 31, 2025, securities with an aggregate value of $43,991,754 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Multi-Asset Income Fund

Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest (net of foreign withholding taxes of $49,359)	$22,050,581
Dividends (net of foreign withholding taxes of $64,016)	847,840
Dividends from affiliates (includes net securities lending income of $512,308)	42,598,613
Total investment income	65,497,034
Expenses:
Advisory fees	4,388,770
Administrative services fees	130,252
Custodian fees	23,785
Distribution fees:
Class A	1,793,473
Class C	420,231
Class R	115,426
Transfer agent fees — A, C, R and Y	1,240,408
Transfer agent fees — R5	3
Transfer agent fees — R6	2,285
Trustees’ and officers’ fees and benefits	33,014
Registration and filing fees	103,582
Reports to shareholders	116,551
Professional services fees	80,766
Other	(44,275)
Total expenses	8,404,271
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(472,524)
Net expenses	7,931,747
Net investment income	57,565,287
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(129,530)
Affiliated investment securities	1,687,632
Foreign currencies	(216,973)
Forward foreign currency contracts	(1,450,540)
Futures contracts	(276,007)
Swap agreements	156,159
(229,259)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,163,803
Affiliated investment securities	15,193,312
Foreign currencies	12,092
Forward foreign currency contracts	(322,538)
Futures contracts	794,044
Swap agreements	(27,638)
19,813,075
Net realized and unrealized gain	19,583,816
Net increase in net assets resulting from operations	$77,149,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Multi-Asset Income Fund

Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$57,565,287	$64,680,309
Net realized gain (loss)	(229,259)	(58,944,618)
Change in net unrealized appreciation	19,813,075	150,834,717
Net increase in net assets resulting from operations	77,149,103	156,570,408
Distributions to shareholders from distributable earnings:
Class A	(45,684,214)	(51,337,239)
Class C	(2,165,150)	(3,215,453)
Class R	(1,309,096)	(1,437,462)
Class Y	(4,653,046)	(7,955,082)
Class R5	(600)	(627)
Class R6	(508,595)	(1,534,995)
Total distributions from distributable earnings	(54,320,701)	(65,480,858)
Share transactions–net:
Class A	(54,323,575)	(46,557,961)
Class C	(14,579,613)	(17,339,832)
Class R	(658,733)	(460,266)
Class Y	(27,948,121)	(59,647,284)
Class R6	1,668,522	(38,399,012)
Net increase (decrease) in net assets resulting from share transactions	(95,841,520)	(162,404,355)
Net increase (decrease) in net assets	(73,013,118)	(71,314,805)
Net assets:
Beginning of year	979,544,176	1,050,858,981
End of year	$906,531,058	$979,544,176
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Multi-Asset Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/25	$7.91	$0.50	$0.18	$0.68	$(0.47)	$8.12	8.95%(d)	$768,458	0.84%(d)	0.90%(d)	6.28%(d)	75%
Year ended 10/31/24	7.26	0.49	0.65	1.14	(0.49)	7.91	16.04 (d)	803,330	0.86 (d)	0.91 (d)	6.22 (d)	162
Year ended 10/31/23	7.49	0.51	(0.21)	0.30	(0.53)	7.26	3.87 (d)	780,788	0.79 (d)	0.85 (d)	6.69 (d)	54
Year ended 10/31/22	9.75	0.50	(2.21)	(1.71)	(0.55)	7.49	(18.16)(d)	852,899	0.82 (d)	0.87 (d)	5.68 (d)	94
Year ended 10/31/21	9.26	0.48	0.59	1.07	(0.58)	9.75	11.73 (d)	1,178,389	0.82 (d)	0.91 (d)	4.93 (d)	53
Class C
Year ended 10/31/25	7.91	0.44	0.17	0.61	(0.41)	8.11	7.98	35,914	1.61	1.67	5.51	75
Year ended 10/31/24	7.26	0.43	0.65	1.08	(0.43)	7.91	15.16	49,629	1.63	1.68	5.45	162
Year ended 10/31/23	7.49	0.45	(0.21)	0.24	(0.47)	7.26	3.08	61,668	1.56	1.62	5.92	54
Year ended 10/31/22	9.75	0.43	(2.21)	(1.78)	(0.48)	7.49	(18.80)	84,143	1.59	1.64	4.91	94
Year ended 10/31/21	9.26	0.40	0.60	1.00	(0.51)	9.75	10.89	147,030	1.59	1.68	4.16	53
Class R
Year ended 10/31/25	7.92	0.48	0.17	0.65	(0.45)	8.12	8.52	23,725	1.11	1.17	6.01	75
Year ended 10/31/24	7.27	0.47	0.65	1.12	(0.47)	7.92	15.72	23,769	1.13	1.18	5.95	162
Year ended 10/31/23	7.49	0.49	(0.20)	0.29	(0.51)	7.27	3.73	22,241	1.06	1.12	6.42	54
Year ended 10/31/22	9.76	0.47	(2.22)	(1.75)	(0.52)	7.49	(18.47)	23,452	1.09	1.14	5.41	94
Year ended 10/31/21	9.27	0.45	0.59	1.04	(0.55)	9.76	11.43	47,214	1.09	1.18	4.66	53
Class Y
Year ended 10/31/25	7.92	0.52	0.17	0.69	(0.49)	8.12	9.06	69,755	0.61	0.67	6.51	75
Year ended 10/31/24	7.27	0.50	0.66	1.16	(0.51)	7.92	16.30	96,046	0.63	0.68	6.45	162
Year ended 10/31/23	7.49	0.53	(0.20)	0.33	(0.55)	7.27	4.26	143,870	0.56	0.62	6.92	54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.05)	172,528	0.59	0.64	5.91	94
Year ended 10/31/21	9.27	0.50	0.59	1.09	(0.60)	9.76	11.99	274,095	0.59	0.68	5.16	53
Class R5
Year ended 10/31/25	7.91	0.52	0.18	0.70	(0.50)	8.11	9.16	10	0.52	0.56	6.60	75
Year ended 10/31/24	7.26	0.51	0.66	1.17	(0.52)	7.91	16.41	10	0.59	0.61	6.49	162
Year ended 10/31/23	7.49	0.54	(0.22)	0.32	(0.55)	7.26	4.13	9	0.53	0.58	6.95	54
Year ended 10/31/22	9.75	0.52	(2.21)	(1.69)	(0.57)	7.49	(17.97)	63	0.59	0.62	5.91	94
Year ended 10/31/21	9.27	0.50	0.58	1.08	(0.60)	9.75	11.89	78	0.59	0.60	5.16	53
Class R6
Year ended 10/31/25	7.92	0.52	0.19	0.71	(0.50)	8.13	9.30	8,669	0.52	0.56	6.60	75
Year ended 10/31/24	7.27	0.51	0.66	1.17	(0.52)	7.92	16.40	6,762	0.55	0.57	6.53	162
Year ended 10/31/23	7.49	0.54	(0.21)	0.33	(0.55)	7.27	4.32	42,283	0.49	0.51	6.99	54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.01)	50,310	0.54	0.55	5.96	94
Year ended 10/31/21	9.27	0.51	0.59	1.10	(0.61)	9.76	12.05	64,850	0.54	0.55	5.21	53

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the years ended
October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco Multi-Asset Income Fund

Notes to Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Multi-Asset Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
17
Invesco Multi-Asset Income Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus
18
Invesco Multi-Asset Income Fund

based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser $16,434 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two
19
Invesco Multi-Asset Income Fund

currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations.
20
Invesco Multi-Asset Income Fund

Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $500 million	0.450%
Next $500 million	0.400%
Over $1.5 billion	0.390%
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.48%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective March 1, 2025, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to March 1, 2025, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.90%, 1.65%, 1.15%, 0.65%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $341,009 and reimbursed class level expenses of $59,028, $3,437, $1,731, $6,202, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
21
Invesco Multi-Asset Income Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended October 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $53,754 in front-end sales commissions from the sale of Class A shares and $1,546 and $1,146 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$660,562,243	$—	$—	$660,562,243
U.S. Dollar Denominated Bonds & Notes	—	118,988,681	—	118,988,681
U.S. Treasury Securities	—	108,487,412	—	108,487,412
Common Stocks & Other Equity Interests	—	68,634	58,687	127,321
Non-U.S. Dollar Denominated Bonds & Notes	—	112,509	—	112,509
Money Market Funds	15,044,512	45,014,501	—	60,059,013
Total Investments in Securities	675,606,755	272,671,737	58,687	948,337,179
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	1,346,042	—	—	1,346,042
Forward Foreign Currency Contracts	—	5,483	—	5,483
	1,346,042	5,483	0	1,351,525
Other Investments - Liabilities*
Futures Contracts	(647,912)	—	—	(647,912)
Total Other Investments	698,130	5,483	—	703,613
Total Investments	$676,304,885	$272,677,220	$58,687	$949,040,792

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
22
Invesco Multi-Asset Income Fund

NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$1,310,163	$35,879	$1,346,042
Unrealized appreciation on forward foreign currency contracts outstanding	5,483	—	—	5,483
Total Derivative Assets	5,483	1,310,163	35,879	1,351,525
Derivatives not subject to master netting agreements	—	(1,310,163)	(35,879)	(1,346,042)
Total Derivative Assets subject to master netting agreements	$5,483	$—	$—	$5,483

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(647,912)
Derivatives not subject to master netting agreements	647,912
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$5,483	$5,483	$—	$—	$5,483
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(1,450,540)	$-	$-	$(1,450,540)
Futures contracts	-	-	3,011,595	(3,287,602)	(276,007)
Swap agreements	156,159	-	-	-	156,159
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(322,538)	-	-	(322,538)
Futures contracts	-	-	247,503	546,541	794,044
Swap agreements	(27,638)	-	-	-	(27,638)
Total	$128,521	$(1,773,078)	$3,259,098	$(2,741,061)	$(1,126,520)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$35,368,605	$141,531,309	$2,983,750

23
Invesco Multi-Asset Income Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $61,117.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$54,320,701	$65,480,858

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed ordinary income	$6,156,718
Net unrealized appreciation — investments	23,210,679
Net unrealized appreciation (depreciation) — foreign currencies	(1,207)
Temporary book/tax differences	(186,848)
Capital loss carryforward	(725,756,166)
Shares of beneficial interest	1,603,107,882
Total net assets	$906,531,058
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$410,670,094	$315,086,072	$725,756,166
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $360,677,932 and $298,902,992, respectively. As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$28,537,060
Aggregate unrealized (depreciation) of investments	(5,326,381)
Net unrealized appreciation of investments	$23,210,679
Cost of investments for tax purposes is $925,830,113.
24
Invesco Multi-Asset Income Fund

NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions and amortization and accretion on debt securities, on October 31, 2025, undistributed net investment income was increased by $3,230,635, undistributed net realized gain (loss) was decreased by $3,265,043 and shares of beneficial interest was increased by $34,408. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,179,212	$25,075,356	4,423,272	$34,531,715
Class C	444,908	3,518,931	516,448	4,038,433
Class R	309,495	2,443,270	408,311	3,200,902
Class Y	2,016,550	15,976,847	2,719,300	21,279,723
Class R6	394,128	3,114,745	232,291	1,798,349
Issued as reinvestment of dividends:
Class A	5,105,628	40,204,012	5,811,831	45,266,112
Class C	207,771	1,635,500	307,638	2,392,447
Class R	163,101	1,285,963	181,004	1,411,437
Class Y	412,459	3,251,190	712,046	5,535,818
Class R6	48,503	382,602	182,973	1,412,424
Automatic conversion of Class C shares to Class A shares:
Class A	1,176,855	9,290,109	1,390,007	10,844,925
Class C	(1,177,231)	(9,290,109)	(1,390,415)	(10,844,925)
Reacquired:
Class A	(16,346,291)	(128,893,052)	(17,563,355)	(137,200,713)
Class C	(1,325,605)	(10,443,935)	(1,650,372)	(12,925,787)
Class R	(554,608)	(4,387,966)	(646,509)	(5,072,605)
Class Y	(5,974,751)	(47,176,158)	(11,091,961)	(86,462,825)
Class R6	(229,913)	(1,828,825)	(5,378,840)	(41,609,785)
Net increase (decrease) in share activity	(12,149,789)	$(95,841,520)	(20,836,331)	$(162,404,355)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25
Invesco Multi-Asset Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Multi-Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Multi-Asset Income Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
26
Invesco Multi-Asset Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Multi-Asset Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Multi-Asset Income Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s emphasis on income
27
Invesco Multi-Asset Income Fund

generation results in a persistently lower equity beta relative to peers. The Board considered how the Fund’s strategy is implemented using a multi-sleeve structure and discussed how each sleeve impacted Fund performance, noting that the Fund’s one year underperformance was due to its lower equity beta and longer duration in certain sleeves. The Board also considered that the Fund’s overweight exposure to U.S. master limited partnerships and equity real estate investment trusts at the outset of the COVID-19 pandemic has driven five year underperformance. The Board further considered that the Fund’s exposure to emerging and high yield markets, as well as its tactical positioning during a time of elevated short-term volatility, has driven three year underperformance. The Board also considered changes to the Fund’s investment process in 2024 intended to address such underperformance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the
Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the
28
Invesco Multi-Asset Income Fund

Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
29
Invesco Multi-Asset Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended October 31, 2025:
Federal and State Income Tax
Qualified Dividend Income*	1.59%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	18.45%
Qualified Business Income*	0.00%
Business Interest Income*	31.49%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
30
Invesco Multi-Asset Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
31
Invesco Multi-Asset Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
MAIN-NCSR

Annual Financial Statements and Other Information
October 31, 2025
Invesco Multi-Strategy Fund
Nasdaq:
A: QVOPX ■ C: QOPCX ■ R: QOPNX ■ Y: QOPYX ■ R5: FDATX ■ R6: QOPIX

2	Consolidated Schedule of Investments
10	Consolidated Financial Statements
13	Consolidated Financial Highlights
14	Notes to Consolidated Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Approval of Investment Advisory and Sub-Advisory Contracts
28	Tax Information
29	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments(a)
October 31, 2025

Shares		Value
Exchange-Traded Funds–44.62%
Invesco Managed Futures Strategy ETF (Cost $125,402,746)(b)(c)	2,563,000	$113,226,420
Common Stocks & Other Equity Interests–36.02%
Aerospace & Defense–0.05%
RTX Corp.	659	117,631
Agricultural & Farm Machinery–0.05%
Deere & Co.	278	128,333
Agricultural Products & Services–0.16%
Archer-Daniels-Midland Co.	6,797	411,422
Air Freight & Logistics–0.55%
C.H. Robinson Worldwide, Inc.	4,375	673,706
Expeditors International of Washington, Inc.	5,183	631,808
FedEx Corp.	329	83,507
		1,389,021
Apparel Retail–0.19%
TJX Cos., Inc. (The)	3,442	482,362
Apparel, Accessories & Luxury Goods–0.17%
Ralph Lauren Corp.	1,335	426,746
Application Software–1.37%
Adobe, Inc.(c)	1,239	421,644
AppLovin Corp., Class A(c)	480	305,918
Autodesk, Inc.(c)	373	112,400
DocuSign, Inc.(c)	4,067	297,460
Intuit, Inc.	979	653,531
Nutanix, Inc., Class A(c)	1,045	74,446
Palantir Technologies, Inc., Class A(c)	1,255	251,590
Salesforce, Inc.	1,830	476,550
Synopsys, Inc.(c)	191	86,680
Workday, Inc., Class A(c)	669	160,507
Zoom Communications, Inc., Class A(c)	7,425	647,683
		3,488,409
Asset Management & Custody Banks–0.83%
Bank of New York Mellon Corp. (The)	8,713	940,394
Northern Trust Corp.	2,270	292,081
State Street Corp.	7,546	872,770
		2,105,245
Automobile Manufacturers–0.24%
General Motors Co.	1,335	92,235
Tesla, Inc.(c)	1,125	513,630
		605,865
Biotechnology–1.37%
AbbVie, Inc.	3,868	843,379
Amgen, Inc.	1,653	493,305
Exelixis, Inc.(c)	2,856	110,442
Gilead Sciences, Inc.	9,890	1,184,723
Incyte Corp.(c)	6,605	617,435
Neurocrine Biosciences, Inc.(c)	1,140	163,259
Shares		Value
Biotechnology–(continued)
United Therapeutics Corp.(c)	145	$64,587
		3,477,130
Brewers–0.16%
Molson Coors Beverage Co., Class B	9,210	402,661
Broadcasting–0.28%
Fox Corp., Class A	11,004	711,409
Broadline Retail–0.86%
Amazon.com, Inc.(c)	7,212	1,761,315
eBay, Inc.	5,308	431,593
		2,192,908
Building Products–0.15%
Johnson Controls International PLC	2,809	321,322
Trane Technologies PLC	156	69,989
		391,311
Cable & Satellite–0.12%
Comcast Corp., Class A	10,603	295,135
Communications Equipment–0.41%
Cisco Systems, Inc.	7,141	522,078
F5, Inc.(c)	2,052	519,259
		1,041,337
Construction & Engineering–0.29%
AECOM	1,990	267,356
API Group Corp.(c)	3,361	123,752
EMCOR Group, Inc.	502	339,242
		730,350
Construction Machinery & Heavy Transportation Equipment– 0.18%
Wabtec Corp.	2,297	469,599
Consumer Finance–0.39%
Capital One Financial Corp.	835	183,692
Synchrony Financial	10,919	812,155
		995,847
Consumer Staples Merchandise Retail–0.56%
Dollar General Corp.	1,942	191,598
Dollar Tree, Inc.(c)	6,384	632,782
Walmart, Inc.	5,836	590,486
		1,414,866
Data Processing & Outsourced Services–0.31%
Broadridge Financial Solutions, Inc.	1,123	247,509
SS&C Technologies Holdings, Inc.	6,205	526,929
		774,438
Diversified Banks–0.78%
Bank of America Corp.	6,800	363,460
Citigroup, Inc.	10,331	1,045,807
JPMorgan Chase & Co.	905	281,564
Wells Fargo & Co.	3,452	300,220
		1,991,051
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Multi-Strategy Fund

Shares		Value
Electric Utilities–1.76%
American Electric Power Co., Inc.	8,139	$978,796
Duke Energy Corp.	12,167	1,512,358
Edison International	1,746	96,694
Evergy, Inc.	4,993	383,512
Exelon Corp.	9,978	460,185
NRG Energy, Inc.	5,477	941,277
PPL Corp.	2,545	92,944
		4,465,766
Electronic Components–0.39%
Amphenol Corp., Class A	5,184	722,338
Corning, Inc.	2,910	259,223
		981,561
Electronic Equipment & Instruments–0.12%
Keysight Technologies, Inc.(c)	1,138	208,209
Zebra Technologies Corp., Class A(c)	349	93,968
		302,177
Electronic Manufacturing Services–0.55%
Flex Ltd.(c)	8,269	516,978
Jabil, Inc.	1,676	370,211
TE Connectivity PLC (Switzerland)	2,097	517,980
		1,405,169
Environmental & Facilities Services–0.25%
Republic Services, Inc.	3,068	638,880
Fertilizers & Agricultural Chemicals–0.37%
CF Industries Holdings, Inc.	7,601	633,087
Corteva, Inc.	4,914	301,916
		935,003
Financial Exchanges & Data–0.07%
CME Group, Inc., Class A	638	169,383
Food Distributors–0.23%
US Foods Holding Corp.(c)	8,031	583,211
Food Retail–0.10%
Kroger Co. (The)	1,866	118,733
Sprouts Farmers Market, Inc.(c)	1,702	134,390
		253,123
Health Care Distributors–1.06%
Cardinal Health, Inc.	4,655	888,034
Cencora, Inc.	2,922	987,081
McKesson Corp.	1,018	825,944
		2,701,059
Health Care Equipment–0.59%
Abbott Laboratories	3,977	491,637
Boston Scientific Corp.(c)	6,380	642,593
ResMed, Inc.	972	239,967
STERIS PLC	488	115,022
		1,489,219
Health Care Facilities–0.48%
Encompass Health Corp.	2,418	275,289
HCA Healthcare, Inc.	657	302,010
Tenet Healthcare Corp.(c)	1,694	349,794
Shares		Value
Health Care Facilities–(continued)
Universal Health Services, Inc., Class B	1,350	$292,964
		1,220,057
Health Care Services–0.32%
CVS Health Corp.	2,984	233,200
DaVita, Inc.(c)	1,427	169,841
Labcorp Holdings, Inc.	1,219	309,577
Quest Diagnostics, Inc.	549	96,597
		809,215
Homefurnishing Retail–0.08%
Williams-Sonoma, Inc.	1,102	214,163
Hotels, Resorts & Cruise Lines–0.89%
Booking Holdings, Inc.	186	944,460
Carnival Corp.(c)	14,665	422,792
Expedia Group, Inc.	3,603	792,660
Royal Caribbean Cruises Ltd.	306	87,770
		2,247,682
Household Products–0.73%
Clorox Co. (The)	740	83,220
Colgate-Palmolive Co.	9,799	755,013
Kimberly-Clark Corp.	8,431	1,009,275
		1,847,508
Human Resource & Employment Services–0.22%
Automatic Data Processing, Inc.	2,173	565,632
Independent Power Producers & Energy Traders–0.04%
Vistra Corp.	586	110,344
Integrated Oil & Gas–0.36%
Chevron Corp.	3,499	551,863
Exxon Mobil Corp.	3,059	349,827
		901,690
Integrated Telecommunication Services–0.32%
AT&T, Inc.	33,014	817,096
Interactive Home Entertainment–0.02%
Electronic Arts, Inc.	315	63,019
Interactive Media & Services–1.21%
Alphabet, Inc., Class A	7,092	1,994,199
Meta Platforms, Inc., Class A	1,488	964,745
Reddit, Inc., Class A(c)	581	121,400
		3,080,344
Internet Services & Infrastructure–0.61%
GoDaddy, Inc., Class A(c)	2,349	312,723
Twilio, Inc., Class A(c)	1,732	233,612
VeriSign, Inc.	4,214	1,010,517
		1,556,852
Investment Banking & Brokerage–0.68%
Charles Schwab Corp. (The)	1,237	116,921
Goldman Sachs Group, Inc. (The)	951	750,691
Morgan Stanley	4,520	741,280
Robinhood Markets, Inc., Class A(c)	846	124,176
		1,733,068
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Multi-Strategy Fund

Shares		Value
IT Consulting & Other Services–0.49%
Accenture PLC, Class A	798	$199,580
Amdocs Ltd.	3,062	258,004
Cognizant Technology Solutions Corp., Class A	5,143	374,822
International Business Machines Corp.	1,324	407,011
		1,239,417
Leisure Products–0.14%
Hasbro, Inc.	4,552	347,363
Life & Health Insurance–0.25%
Globe Life, Inc.	1,843	242,373
Unum Group	5,407	396,982
		639,355
Life Sciences Tools & Services–0.14%
Illumina, Inc.(c)	1,957	241,768
Qiagen N.V.	2,360	110,566
		352,334
Managed Health Care–0.10%
Humana, Inc.	959	266,784
Metal, Glass & Plastic Containers–0.28%
Crown Holdings, Inc.	7,187	698,433
Movies & Entertainment–0.36%
Netflix, Inc.(c)	138	154,403
Walt Disney Co. (The)	6,832	769,420
		923,823
Multi-Sector Holdings–0.30%
Berkshire Hathaway, Inc., Class B(c)	1,597	762,631
Multi-Utilities–0.70%
Ameren Corp.	1,629	166,191
CMS Energy Corp.	2,193	161,295
DTE Energy Co.	6,534	885,618
NiSource, Inc.	8,952	376,969
WEC Energy Group, Inc.	1,565	174,857
		1,764,930
Oil & Gas Equipment & Services–0.27%
Baker Hughes Co., Class A	1,424	68,936
TechnipFMC PLC (United Kingdom)	14,973	619,133
		688,069
Oil & Gas Exploration & Production–0.65%
APA Corp.	7,869	178,233
Coterra Energy, Inc.	4,107	97,172
Devon Energy Corp.	3,135	101,856
EOG Resources, Inc.	6,595	698,015
Ovintiv, Inc.	15,152	568,351
Sabine Oil & Gas Holdings, Inc.(c)(d)	115	8
		1,643,635
Oil & Gas Refining & Marketing–0.05%
Marathon Petroleum Corp.	612	119,285
Oil & Gas Storage & Transportation–0.41%
Cheniere Energy, Inc.	1,175	249,100
Kinder Morgan, Inc.	26,456	692,883
Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	1,513	$87,557
		1,029,540
Other Specialty Retail–0.09%
Ulta Beauty, Inc.(c)	435	226,148
Packaged Foods & Meats–0.31%
General Mills, Inc.	2,087	97,275
Tyson Foods, Inc., Class A	13,539	696,040
		793,315
Passenger Airlines–0.17%
United Airlines Holdings, Inc.(c)	4,580	430,703
Passenger Ground Transportation–0.13%
Uber Technologies, Inc.(c)	3,418	329,837
Pharmaceuticals–1.08%
Bristol-Myers Squibb Co.	19,989	920,893
Eli Lilly and Co.	147	126,840
Johnson & Johnson	6,923	1,307,547
Pfizer, Inc.	3,826	94,311
Viatris, Inc.	14,480	150,013
Zoetis, Inc.	1,016	146,396
		2,746,000
Property & Casualty Insurance–0.58%
Allstate Corp. (The)	387	74,118
American International Group, Inc.	3,133	247,382
Assurant, Inc.	2,110	446,729
Hartford Insurance Group, Inc. (The)	2,128	264,255
Loews Corp.	2,075	206,587
Travelers Cos., Inc. (The)	891	239,341
		1,478,412
Rail Transportation–0.08%
Union Pacific Corp.	965	212,657
Regional Banks–0.07%
Truist Financial Corp.	3,729	166,425
Research & Consulting Services–0.14%
Booz Allen Hamilton Holding Corp.	646	56,305
Leidos Holdings, Inc.	1,001	190,661
Verisk Analytics, Inc.	454	99,317
		346,283
Semiconductor Materials & Equipment–0.50%
KLA Corp.	450	543,933
Lam Research Corp.	4,562	718,333
		1,262,266
Semiconductors–2.95%
Analog Devices, Inc.	2,896	678,040
Broadcom, Inc.	5,058	1,869,589
Micron Technology, Inc.	1,995	446,421
NVIDIA Corp.	17,846	3,613,637
QUALCOMM, Inc.	2,721	492,229
Skyworks Solutions, Inc.	4,960	385,491
		7,485,407
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Multi-Strategy Fund

Shares		Value
Soft Drinks & Non-alcoholic Beverages–0.33%
Coca-Cola Co. (The)	957	$65,937
Keurig Dr Pepper, Inc.	8,372	227,384
Monster Beverage Corp.(c)	8,175	546,335
		839,656
Steel–0.09%
Steel Dynamics, Inc.	1,390	217,952
Systems Software–1.92%
Gen Digital, Inc.	18,594	490,138
Microsoft Corp.	7,255	3,756,712
Oracle Corp.	1,273	334,302
ServiceNow, Inc.(c)	322	296,008
		4,877,160
Technology Hardware, Storage & Peripherals–1.58%
Apple, Inc.	13,258	3,584,565
NetApp, Inc.	1,075	126,614
Western Digital Corp.	2,013	302,373
		4,013,552
Tobacco–0.77%
Altria Group, Inc.	21,088	1,188,941
Philip Morris International, Inc.	5,366	774,475
		1,963,416
Transaction & Payment Processing Services–0.17%
Visa, Inc., Class A	1,230	419,110
Total Common Stocks & Other Equity Interests (Cost $62,192,435)		91,418,195
	Shares	Value
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Pfd. (Cost $68,449)(d)	68,467	$404
	Principal Amount
Variable Rate Senior Loan Interests–0.00%(e)(f)
Oil & Gas Equipment & Services–0.00%
Lealand Finance Co. B.V., 5.08% (1 mo. Term SOFR + 1.11%), 12/31/2027 (Cost $5)	$41	32
	Shares
Money Market Funds–5.51%
Invesco Treasury Portfolio, Institutional Class, 3.96%(b)(g) (Cost $13,977,978)	13,977,978	13,977,978
TOTAL INVESTMENTS IN SECURITIES–86.15% (Cost $201,641,613)		218,623,029
OTHER ASSETS LESS LIABILITIES—13.85%		35,149,193
NET ASSETS–100.00%		$253,772,222
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Invesco Managed Futures Strategy ETF	$-	$146,202,956	$(18,261,510)	$(12,176,326)	$(2,538,700)	$113,226,420	$-
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	75,972,364	194,236,393	(256,230,779)	-	-	13,977,978	1,816,746
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	597,609	26,937,625	(27,535,234)	-	-	-	29,056*
Invesco Private Prime Fund	1,559,518	53,967,098	(55,526,616)	-	-	-	76,349*
Total	$78,129,491	$421,344,072	$(357,554,139)	$(12,176,326)	$(2,538,700)	$127,204,398	$1,922,151

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Multi-Strategy Fund

(e)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(f)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	216	December-2025	$(74,239,200)	$(2,435,939)	$(2,435,939)

(a)	Futures contracts collateralized by $4,768,128 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/07/2025	Goldman Sachs International	NZD	21,278,019	USD	12,408,000	$230,242
11/07/2025	UBS AG	JPY	909,353,781	USD	6,204,000	302,124
Subtotal—Appreciation						532,366
Currency Risk
11/07/2025	Goldman Sachs International	USD	6,204,000	AUD	9,388,776	(60,709)
11/07/2025	Goldman Sachs International	USD	6,204,000	GBP	4,602,729	(157,357)
11/07/2025	UBS AG	USD	6,204,000	EUR	5,271,436	(126,854)
Subtotal—Depreciation						(344,920)
Total Forward Foreign Currency Contracts						$187,446

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	CLICP	Semi-Annually	(4.82)%	Semi-Annually	10/08/2030	CLP	12,493,770,000	$—	$1,509	$1,509
Receive	6 Month BUBOR	Semi-Annually	(6.26)	Annually	10/08/2030	HUF	2,475,300,000	5,957	7,637	1,680
Pay	3 Month NDBB	Quarterly	3.71	Semi-Annually	10/08/2035	NZD	53,160,000	(2,659)	139,439	142,098
Pay	SONIA	Annually	4.15	Annually	10/02/2035	GBP	23,000,000	(64,898)	565,627	630,525
Subtotal — Appreciation								(61,600)	714,212	775,812
Interest Rate Risk
Receive	SARON	Annually	(0.48)	Annually	10/08/2035	CHF	24,720,000	14,546	(202,292)	(216,838)
Receive	6 Month NIBOR	Semi-Annually	(4.07)	Annually	10/08/2035	NOK	307,370,000	25,378	(191,031)	(216,409)
Pay	TTHORON	Quarterly	1.14	Quarterly	10/08/2030	THB	788,650,000	9,930	(190,133)	(200,063)
Receive	CORRA	Semi-Annually	(2.88)	Semi-Annually	10/08/2035	CAD	43,260,000	25,253	(96,861)	(122,114)
Receive	6 Month WIBOR	Semi-Annually	(4.15)	Annually	10/08/2030	PLN	36,700,000	7,657	(53,250)	(60,907)
Pay	6 Month BBSW	Semi-Annually	4.04	Semi-Annually	10/09/2035	AUD	46,880,000	(663,485)	(707,219)	(43,734)
Pay	SORA	Semi-Annually	1.50	Semi-Annually	10/08/2030	SGD	23,450,000	2,542	(31,996)	(34,538)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.68	Semi-Annually	10/08/2030	INR	2,225,930,000	44,971	27,764	(17,207)
Subtotal — Depreciation								(533,208)	(1,445,018)	(911,810)
Total Centrally Cleared Interest Rate Swap Agreements								$(594,808)	$(730,806)	$(135,998)

(a)	Centrally cleared swap agreements collateralized by $4,668,758 cash held with Counterparties.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Multi-Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	0.45%	Monthly	68,520	March—2026	USD	95,971,853	$—	$480,317	$480,317
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	0.54	Monthly	3,400	April—2026	USD	4,762,176	—	23,834	23,834
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	0.45	Monthly	1,630	March—2026	USD	2,283,043	—	11,426	11,426
Subtotal — Appreciation									—	515,577	515,577
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42	Monthly	226,520	March—2026	USD	52,156,162	—	(624,606)	(624,606)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	244,750	April—2026	USD	76,915,208	—	(266,068)	(266,068)
Subtotal									—	(890,674)	(890,674)
Equity Risk
Goldman Sachs International	Receive	Russel 1000 Invesco Dynamic Multifactor Monthly	0.15	Monthly	34,050	March—2026	USD	38,671,947	—	(665,320)	(665,320)
Goldman Sachs International	Receive	Russel 2000 Invesco Dynamic Multifactor Monthly	0.28	Monthly	31,300	March—2026	USD	38,027,935	—	(267,115)	(267,115)
Subtotal									—	(932,435)	(932,435)
Subtotal — Depreciation									—	(1,823,109)	(1,823,109)
Total — Total Return Swap Agreements									$—	$(1,307,532)	$(1,307,532)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,180,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Multi-Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1756 Excess Return Index
	Long Futures Contracts
	Aluminum	4.08%
	Brent Crude	5.87%
	Cocoa	0.00%
	Coffee	3.23%
	Corn	4.51%
	Cotton	1.33%
	Gas Oil	2.36%
	Gasoline	1.69%
	Gold	19.84%
	Heating Oil	1.86%
	Kansas Wheat	1.43%
	Lead	0.84%
	Lean Hogs	1.66%
	Live Cattle	4.02%
	Natural Gas	8.98%
	Nickel	2.13%
	Silver	6.60%
	Soybean Meal	2.89%
	Soybean Oil	3.71%
	Soybeans	5.47%
	Sugar	2.15%
	US Copper	5.90%
	Wheat	2.31%
	WTI Crude	5.00%
	Zinc	2.14%
	Total	100.00%
Macquarie F6 Carry Alpha Index
	Aluminum	6.14%
	Coffee	4.13%
	Corn	7.23%
	Cotton	2.08%
	Gas Oil	3.36%
	Gasoline	2.80%
	Heating Oil	2.65%
	Kansas Wheat	2.38%
	Lead	1.26%
	Lean Hogs	2.75%
	Live Cattle	5.17%
	Natural Gas	12.42%
	Nickel	3.12%
	Soybean Meal	4.98%
	Soybean Oil	5.25%
	Soybeans	8.76%
	Sugar	2.76%
	US Copper	8.60%
	Wheat	3.79%
	WTI Crude	7.30%
	Zinc	3.07%
	Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Multi-Strategy Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BUBOR	—Budapest Interbank Offered Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CORRA	—Canadian Overnight Repo Rate Average
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
MIBOR	—Mumbai Interbank Offered Rate
NDBB	—New Zealand Dollar Bank Bill
NIBOR	—Norwegian Interbank Offered Rate
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SARON	—Swiss Average Rate Overnight
SGD	—Singapore Dollar
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Multi-Strategy Fund

Consolidated Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $62,260,889)	$91,418,631
Investments in affiliates, at value (Cost $139,380,724)	127,204,398
Other investments:
Unrealized appreciation on swap agreements — OTC	515,577
Unrealized appreciation on forward foreign currency contracts outstanding	532,366
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	4,768,128
Cash collateral — centrally cleared swap agreements	4,668,758
Cash collateral — OTC Derivatives	1,180,000
Cash	26,206,641
Foreign currencies, at value (Cost $25,203)	25,050
Receivable for:
Fund shares sold	10,841
Dividends	119,691
Interest	2,881
Investment for trustee deferred compensation and retirement plans	105,225
Other assets	49,628
Total assets	256,807,815
Liabilities:
Other investments:
Variation margin payable — futures contracts	201,196
Variation margin payable — centrally cleared swap agreements	37,099
Unrealized depreciation on forward foreign currency contracts outstanding	344,920
Swaps payable — OTC	39,717
Unrealized depreciation on swap agreements—OTC	1,823,109
Payable for:
Investments purchased	67
Fund shares reacquired	66,086
Accrued fees to affiliates	240,894
Accrued trustees’ and officers’ fees and benefits	1,391
Accrued other operating expenses	121,095
Trustee deferred compensation and retirement plans	152,094
Collateral due to broker - OTC Derivatives	7,925
Total liabilities	3,035,593
Net assets applicable to shares outstanding	$253,772,222
Net assets consist of:
Shares of beneficial interest	$235,489,748
Distributable earnings	18,282,474
$253,772,222
Net Assets:
Class A	$223,510,915
Class C	$5,446,396
Class R	$7,778,056
Class Y	$14,854,621
Class R5	$9,006
Class R6	$2,173,228
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,396,305
Class C	265,301
Class R	345,652
Class Y	606,362
Class R5	377
Class R6	88,036
Class A:
Net asset value per share	$23.79
Maximum offering price per share (Net asset value of $23.79 ÷ 94.50%)	$25.17
Class C:
Net asset value and offering price per share	$20.53
Class R:
Net asset value and offering price per share	$22.50
Class Y:
Net asset value and offering price per share	$24.50
Class R5:
Net asset value and offering price per share	$23.89
Class R6:
Net asset value and offering price per share	$24.69
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Multi-Strategy Fund

Consolidated Statement of Operations
For the year ended October 31, 2025
Investment income:
Interest	$1,220,814
Dividends (net of foreign withholding taxes of $33,967)	2,000,119
Dividends from affiliated money market funds (includes net securities lending income of $2,866)	1,819,612
Total investment income	5,040,545
Expenses:
Advisory fees	2,355,453
Administrative services fees	39,970
Custodian fees	87,802
Distribution fees:
Class A	613,950
Class C	63,757
Class R	42,441
Transfer agent fees — A, C, R and Y	536,227
Transfer agent fees — R5	3
Transfer agent fees — R6	659
Trustees’ and officers’ fees and benefits	30,422
Registration and filing fees	86,730
Reports to shareholders	63,074
Professional services fees	105,264
Other	18,130
Total expenses	4,043,882
Less: Fees waived and/or expense offset arrangement(s)	(442,638)
Net expenses	3,601,244
Net investment income	1,439,301
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	16,251,336
Affiliated investment securities	(2,538,700)
Foreign currencies	(55,255)
Forward foreign currency contracts	(332,709)
Futures contracts	(11,098,540)
Swap agreements	21,750
2,247,882
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,036,285
Affiliated investment securities	(12,176,326)
Foreign currencies	(49,667)
Forward foreign currency contracts	67,026
Futures contracts	(1,359,372)
Swap agreements	(1,475,360)
(13,957,414)
Net realized and unrealized gain (loss)	(11,709,532)
Net increase (decrease) in net assets resulting from operations	$(10,270,231)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Multi-Strategy Fund

Consolidated Statement of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	2025	2024
Operations:
Net investment income	$1,439,301	$4,715,184
Net realized gain	2,247,882	6,129,889
Change in net unrealized appreciation (depreciation)	(13,957,414)	12,616,734
Net increase (decrease) in net assets resulting from operations	(10,270,231)	23,461,807
Distributions to shareholders from distributable earnings:
Class A	(5,357,938)	(12,216,526)
Class C	(103,763)	(455,690)
Class R	(173,590)	(466,575)
Class Y	(454,873)	(1,294,309)
Class R5	(237)	(461)
Class R6	(48,583)	(108,646)
Total distributions from distributable earnings	(6,138,984)	(14,542,207)
Share transactions–net:
Class A	(25,971,046)	(19,920,340)
Class C	(1,628,075)	(3,583,330)
Class R	(938,682)	(1,518,759)
Class Y	(5,019,266)	(11,265,022)
Class R5	—	(107)
Class R6	221,774	(502,862)
Net increase (decrease) in net assets resulting from share transactions	(33,335,295)	(36,790,420)
Net increase (decrease) in net assets	(49,744,510)	(27,870,820)
Net assets:
Beginning of year	303,516,732	331,387,552
End of year	$253,772,222	$303,516,732
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Multi-Strategy Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/25	$25.22	$0.13	$(1.04)	$(0.91)	$(0.33)	$(0.19)	$(0.52)	$23.79	(3.70)%	$223,511	1.28%	1.43%	0.51%	103%
Year ended 10/31/24	24.55	0.37	1.41	1.78	(0.21)	(0.90)	(1.11)	25.22	7.49	263,807	1.35	1.39	1.48	47
Year ended 10/31/23	24.75	0.27	0.15	0.42	—	(0.62)	(0.62)	24.55	1.71	276,078	1.33	1.37	1.11	61
Year ended 10/31/22	27.26	(0.05)	(1.69)	(1.74)	(0.77)	—	(0.77)	24.75	(6.60)	304,850	1.33	1.34	(0.20)	29
Year ended 10/31/21	26.50	(0.08)	1.35	1.27	(0.51)	—	(0.51)	27.26	4.84	362,634	1.32	1.38	(0.27)	74
Class C
Year ended 10/31/25	21.80	(0.05)	(0.90)	(0.95)	(0.13)	(0.19)	(0.32)	20.53	(4.46)	5,446	2.03	2.18	(0.24)	103
Year ended 10/31/24	21.33	0.16	1.23	1.39	(0.02)	(0.90)	(0.92)	21.80	6.74	7,438	2.10	2.14	0.73	47
Year ended 10/31/23	21.75	0.08	0.12	0.20	—	(0.62)	(0.62)	21.33	0.92	10,842	2.08	2.12	0.36	61
Year ended 10/31/22	24.02	(0.21)	(1.50)	(1.71)	(0.56)	—	(0.56)	21.75	(7.32)	13,916	2.08	2.09	(0.95)	29
Year ended 10/31/21	23.36	(0.25)	1.21	0.96	(0.30)	—	(0.30)	24.02	4.11	19,401	2.08	2.13	(1.03)	74
Class R
Year ended 10/31/25	23.88	0.06	(0.99)	(0.93)	(0.26)	(0.19)	(0.45)	22.50	(3.97)	7,778	1.53	1.68	0.26	103
Year ended 10/31/24	23.29	0.29	1.35	1.64	(0.15)	(0.90)	(1.05)	23.88	7.26	9,220	1.60	1.64	1.23	47
Year ended 10/31/23	23.57	0.20	0.14	0.34	—	(0.62)	(0.62)	23.29	1.45	10,485	1.58	1.62	0.86	61
Year ended 10/31/22	26.00	(0.11)	(1.62)	(1.73)	(0.70)	—	(0.70)	23.57	(6.87)	10,728	1.58	1.59	(0.45)	29
Year ended 10/31/21	25.29	(0.14)	1.29	1.15	(0.44)	—	(0.44)	26.00	4.58	12,755	1.58	1.63	(0.53)	74
Class Y
Year ended 10/31/25	25.97	0.19	(1.07)	(0.88)	(0.40)	(0.19)	(0.59)	24.50	(3.50)	14,855	1.03	1.18	0.76	103
Year ended 10/31/24	25.25	0.44	1.45	1.89	(0.27)	(0.90)	(1.17)	25.97	7.76	20,956	1.10	1.14	1.73	47
Year ended 10/31/23	25.37	0.34	0.16	0.50	—	(0.62)	(0.62)	25.25	1.99	31,447	1.08	1.12	1.36	61
Year ended 10/31/22	27.94	0.02	(1.75)	(1.73)	(0.84)	—	(0.84)	25.37	(6.41)	53,389	1.08	1.09	0.05	29
Year ended 10/31/21	27.14	(0.01)	1.39	1.38	(0.58)	—	(0.58)	27.94	5.14	103,680	1.07	1.13	(0.02)	74
Class R5
Year ended 10/31/25	25.34	0.23	(1.05)	(0.82)	(0.44)	(0.19)	(0.63)	23.89	(3.36)	9	0.88	1.02	0.91	103
Year ended 10/31/24	24.66	0.46	1.43	1.89	(0.31)	(0.90)	(1.21)	25.34	7.97	10	0.96	0.99	1.87	47
Year ended 10/31/23	24.76	0.37	0.15	0.52	—	(0.62)	(0.62)	24.66	2.12	9	0.93	0.96	1.51	61
Year ended 10/31/22	27.29	0.05	(1.69)	(1.64)	(0.89)	—	(0.89)	24.76	(6.25)	9	0.93	0.94	0.20	29
Year ended 10/31/21	26.55	0.03	1.35	1.38	(0.64)	—	(0.64)	27.29	5.24	10	0.91	0.92	0.14	74
Class R6
Year ended 10/31/25	26.16	0.23	(1.07)	(0.84)	(0.44)	(0.19)	(0.63)	24.69	(3.33)	2,173	0.88	1.02	0.91	103
Year ended 10/31/24	25.42	0.48	1.47	1.95	(0.31)	(0.90)	(1.21)	26.16	7.96	2,086	0.96	0.99	1.87	47
Year ended 10/31/23	25.51	0.38	0.15	0.53	—	(0.62)	(0.62)	25.42	2.10	2,526	0.93	0.96	1.51	61
Year ended 10/31/22	28.09	0.06	(1.75)	(1.69)	(0.89)	—	(0.89)	25.51	(6.25)	3,660	0.93	0.94	0.20	29
Year ended 10/31/21	27.27	0.04	1.42	1.46	(0.64)	—	(0.64)	28.09	5.40	6,743	0.90	0.92	0.15	74

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.17% for the year ended October 31, 2025.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Multi-Strategy Fund

Notes to Consolidated Financial Statements
October 31, 2025
NOTE 1—Significant Accounting Policies
Invesco Multi-Strategy Fund, formerly Invesco Fundamental Alternatives Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Multi-Strategy Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds and exchange-traded products related to gold or other special minerals, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
14
Invesco Multi-Strategy Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
15
Invesco Multi-Strategy Fund

I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements. Adoption of the new standard impacted the Fund’s consolidated financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended October 31, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
L.
Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the Consolidated Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
16
Invesco Multi-Strategy Fund

N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
P.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract
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Invesco Multi-Strategy Fund

may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Q.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
R.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
S.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
T.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
18
Invesco Multi-Strategy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $1 billion	0.850%
Next $500 million	0.800%
Next $500 million	0.750%
Next $500 million	0.700%
Next $500 million	0.650%
Next $500 million	0.600%
Next $500 million	0.550%
Over $4 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended October 31, 2025, the effective advisory fee rate incurred by the Fund was 0.84%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended October 31, 2025, the Adviser waived advisory fees of $408,268.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended October 31, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  October 31, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2025, IDI advised the Fund that IDI retained $16,118 in front-end sales commissions from the sale of Class A shares and $392 and $249 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
19
Invesco Multi-Strategy Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$113,226,420	$—	$—	$113,226,420
Common Stocks & Other Equity Interests	91,418,187	—	8	91,418,195
Preferred Stocks	—	—	404	404
Variable Rate Senior Loan Interests	—	32	—	32
Money Market Funds	13,977,978	—	—	13,977,978
Total Investments in Securities	218,622,585	32	412	218,623,029
Other Investments - Assets*
Forward Foreign Currency Contracts	—	532,366	—	532,366
Swap Agreements	—	1,291,389	—	1,291,389
	—	1,823,755	—	1,823,755
Other Investments - Liabilities*
Futures Contracts	(2,435,939)	—	—	(2,435,939)
Forward Foreign Currency Contracts	—	(344,920)	—	(344,920)
Swap Agreements	—	(2,734,919)	—	(2,734,919)
	(2,435,939)	(3,079,839)	—	(5,515,778)
Total Other Investments	(2,435,939)	(1,256,084)	—	(3,692,023)
Total Investments	$216,186,646	$(1,256,052)	$412	$214,931,006

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$—	$—	$775,812	$775,812
Unrealized appreciation on forward foreign currency contracts outstanding	532,366	—	—	532,366
Unrealized appreciation on swap agreements — OTC	—	515,577	—	515,577
Total Derivative Assets	532,366	515,577	775,812	1,823,755
Derivatives not subject to master netting agreements	—	—	(775,812)	(775,812)
Total Derivative Assets subject to master netting agreements	$532,366	$515,577	$—	$1,047,943

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Invesco Multi-Strategy Fund

Value
Derivative Liabilities	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(2,435,939)	$—	$(2,435,939)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	—	—	—	(911,810)	(911,810)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(344,920)	—	—	(344,920)
Unrealized depreciation on swap agreements — OTC	(890,674)	—	(932,435)	—	(1,823,109)
Total Derivative Liabilities	(890,674)	(344,920)	(3,368,374)	(911,810)	(5,515,778)
Derivatives not subject to master netting agreements	—	—	2,435,939	911,810	3,347,749
Total Derivative Liabilities subject to master netting agreements	$(890,674)	$(344,920)	$(932,435)	$—	$(2,168,029)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025.
	Financial Derivative Assets			Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
Goldman Sachs International	$230,242	$515,577	$745,819	$(218,066)	$(958,578)	$(1,176,644)	$(430,825)	$—	$430,825	$—
UBS AG	302,124	—	302,124	(126,854)	—	(126,854)	175,270	—	—	175,270
Subtotal - Fund	532,366	515,577	1,047,943	(344,920)	(958,578)	(1,303,498)	(255,555)	—	430,825	175,270
Subsidiary
Barclays Bank PLC	—	—	—	—	(634,809)	(634,809)	(634,809)	—	620,000	(14,809)
Macquarie Bank Ltd.	—	—	—	—	(269,439)	(269,439)	(269,439)	—	—	(269,439)
Subtotal - Subsidiary	—	—	—	—	(904,248)	(904,248)	(904,248)	—	620,000	(284,248)
Total	$532,366	$515,577	$1,047,943	$(344,920)	$(1,862,826)	$(2,207,746)	$(1,159,803)	$—	$1,050,825	$(108,978)
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the year ended October 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$(332,709)	$-	$-	$(332,709)
Futures contracts	-	-	825,651	(11,795,892)	(128,299)	(11,098,540)
Options purchased(a)	-	-	-	737,437	-	737,437
Swap agreements	1,474,250	21,974	-	(5,385,632)	3,911,158	21,750
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	67,026	-	-	67,026
Futures contracts	-	-	(122,697)	(1,223,867)	(12,808)	(1,359,372)
Swap agreements	(913,289)	(9,215)	-	(416,858)	(135,998)	(1,475,360)
Total	$560,961	$12,759	$437,271	$(18,084,812)	$3,634,053	$(13,439,768)

(a)	Options purchased are included in the net realized gain (loss) from investment securities.
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Invesco Multi-Strategy Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$34,031,830	$106,669,264	$55,274,400	$431,989,218
Average contracts	—	—	972	—

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended October 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $34,370.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
Ordinary income*	$4,648,142	$2,720,893
Long-term capital gain	1,490,842	11,821,314
Total distributions	$6,138,984	$14,542,207

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed long-term capital gain	$1,891,809
Net unrealized appreciation — investments	16,582,245
Net unrealized appreciation (depreciation) — foreign currencies	(49,233)
Temporary book/tax differences	(142,347)
Shares of beneficial interest	235,489,748
Total net assets	$253,772,222
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and Subsidiary differences.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of October 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended October 31, 2025 was $210,082,415 and $149,261,470, respectively. As of October 31, 2025, the aggregate cost of
22
Invesco Multi-Strategy Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$36,405,247
Aggregate unrealized (depreciation) of investments	(19,823,002)
Net unrealized appreciation of investments	$16,582,245
Cost of investments for tax purposes is $198,348,761.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of derivative instruments, net operating losses, foreign currency transactions and income from the Subsidiary, on October 31, 2025, undistributed net investment income was increased by $11,476, undistributed net realized gain was increased by $1,235,420 and shares of beneficial interest was decreased by $1,246,896. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended October 31, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	309,805	$7,588,845	281,231	$6,955,688
Class C	43,189	914,589	44,301	949,375
Class R	38,809	901,686	31,377	733,422
Class Y	687,844	17,177,261	100,320	2,539,583
Class R6	37,729	971,936	14,121	362,401
Issued as reinvestment of dividends:
Class A	202,193	5,034,619	483,995	11,543,290
Class C	4,720	102,084	20,970	434,914
Class R	7,317	172,689	20,447	462,718
Class Y	15,283	391,081	45,406	1,112,451
Class R6	1,516	39,025	3,348	82,539
Automatic conversion of Class C shares to Class A shares:
Class A	50,866	1,258,871	126,094	3,099,848
Class C	(58,712)	(1,258,871)	(145,324)	(3,099,848)
Reacquired:
Class A	(1,624,724)	(39,853,381)	(1,680,221)	(41,519,166)
Class C	(65,136)	(1,385,877)	(86,989)	(1,867,771)
Class R	(86,531)	(2,013,057)	(115,869)	(2,714,899)
Class Y	(903,630)	(22,587,608)	(584,529)	(14,917,056)
Class R5	-	-	(3)	(107)
Class R6	(30,963)	(789,187)	(37,066)	(947,802)
Net increase (decrease) in share activity	(1,370,425)	$(33,335,295)	(1,478,391)	$(36,790,420)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

23
Invesco Multi-Strategy Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Multi-Strategy Fund and its subsidiary (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks, portfolio company investees and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
December 18, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
24
Invesco Multi-Strategy Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Multi-Strategy Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the HFRX Global Hedge Fund Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund’s macro investment strategy was a consistent detractor over the longer term (three and five year periods), in particular due to whipsaws in the commodity markets in 2022. The
25
Invesco Multi-Strategy Fund

Board also considered that the Fund underwent a name and investment strategy change in March 2025, and received information regarding additional investment process changes intended to address the Fund’s underperformance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
26
Invesco Multi-Strategy Fund

* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
27
Invesco Multi-Strategy Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$1,490,842
Qualified Dividend Income*	43.56%
Corporate Dividends Received Deduction*	42.87%
U.S. Treasury Obligations*	31.02%
Qualified Business Income*	0.00%
Business Interest Income*	28.63%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$804,932
28
Invesco Multi-Strategy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
29
Invesco Multi-Strategy Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-FALT-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Funds (Invesco Investment Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: January 5, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: January 5, 2026